Consolidated Statements of Operations 10Q (USD $) In Thousands, except Per Share data	3 Months Ended									6 Months Ended			12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Jun. 30, 2010		Jun. 30, 2009	Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007
Revenues:
Net product sales	$ 974,922			$ 1,115,425						$ 1,946,547		$ 2,152,669	$ 4,076,665		$ 4,196,907		$ 3,457,778
Net service sales	103,589			105,693						205,504		207,192	418,518		366,091		326,326
Research and development revenue	928			7,392						1,861		17,520	20,342		42,041		29,415
Total revenues	1,079,439	1,080,630	1,057,514	1,228,510	1,148,871	1,173,560	1,160,284	1,171,134	1,100,061	2,153,912		2,377,381	4,515,525		4,605,039		3,813,519
Operating costs and expenses:
Cost of products sold	301,644			288,899						581,383	[1]	524,461	1,136,937	[1]	913,267	[1]	715,504	[1]
Cost of services sold	66,524			61,624						132,396		121,874	249,139		235,295		211,826
Selling, general and administrative	402,535			354,128						955,845		672,089	1,428,596		1,338,190		1,187,184
Research and development	225,558			210,522						446,488		417,447
Amortization of intangibles	67,891			63,945						138,875		121,543	266,305		226,442		201,105
Contingent consideration expense	10,021			9,090						72,570		9,090	65,584
Charge for impaired intangible assets													0		2,036		0
Total operating costs and expenses	1,074,173			988,208						2,327,557		1,866,504	4,011,818		4,023,560		3,159,654
Purchase of in-process research and development													0		0		106,350
Operating income	5,266			240,302						(173,645)		510,877	503,707		581,479		653,865
Other income (expenses):
Equity in income of equity method investments	(870)									(1,567)
Losses on investments in equity securities, net	31,562									31,399			56		3,340		(13,067)
Losses on investments in equity securities, net				(105)								(681)	0		201		7,398
Gain on acquisition of business										0		24,159	24,159				0
Other	356			(2,056)						(246)		(3,035)	(1,719)		356		3,295
Investment income	3,084			4,144						6,384		9,494	17,642		51,260		70,196
Interest expense										0			0		(4,418)		(12,147)
Total other income (expenses)	(28,992)			26,142						(26,828)		29,937	40,026		44,059		81,809
Income before income taxes	(23,726)			266,444						(200,473)		540,814	543,733		625,538		735,674
Provision for income taxes	19,953			(78,870)						81,752		(157,754)	(121,433)		(204,457)		(255,481)
Net income (loss)	(3,773)	23,245	15,995	187,574	195,486	86,650	119,596	69,564	145,271	(118,721)		383,060	422,300		421,081		480,193
Net income per share:
Basic (in dollars per share)	$ (0.01)	$ 0.09	$ 0.06	$ 0.69	$ 0.72	$ 0.32	$ 0.44	$ 0.26	$ 0.54	$ (0.45)		$ 1.42	$ 1.57		$ 1.57		$ 1.82
Diluted (in dollars per share)	$ (0.01)	$ 0.09	$ 0.06	$ 0.68	$ 0.7	$ 0.31	$ 0.42	$ 0.25	$ 0.52	$ (0.45)		$ 1.39	$ 1.54		$ 1.5		$ 1.74
Weighted average shares outstanding:
Basic (in shares)	265,270			269,958						265,760		270,406	268,841		268,490		263,895
Diluted (in shares)	265,270			274,852						265,760		276,225	274,071		285,595		280,767
Other comprehensive income (loss):
Loss on affiliate sale of stock, net of tax													$ 0		$ 0		$ (72)

[1]	(1) Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

Consolidated Balance Sheets 10Q (USD $) In Thousands	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Jun. 30, 2010	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2008	Sep. 30, 2007	Dec. 31, 2006
Current assets:
Cash and cash equivalents	$ 742,246	$ 572,106	$ 867,012	$ 681,807		$ 731,930			$ 492,170
Short-term investments	163,630	57,507	80,445	152,706
Accounts receivable, net	899,731	1,036,940	904,101	890,244
Inventories	608,022	453,437	439,115	594,112
Other current assets	210,747	208,040	166,817	193,445
Deferred tax assets	178,427	188,105	164,341	183,698
Total current assets	2,802,803	2,516,135	2,621,831	2,696,012
Property, plant and equipment, net	2,809,349	2,306,567	1,968,402	2,846,148
Long-term investments	143,824	344,078	512,937	139,641
Goodwill	1,403,363	1,401,074	1,403,828	1,403,639	1,400,000		1,400,000	1,300,000
Other intangible assets, net	2,313,262	1,654,698	1,555,652	1,963,429
Deferred tax assets-noncurrent	376,815	269,237	95,664	522,311
Investments in equity securities	74,438	83,325	89,181	74,227
Other noncurrent assets	136,870	96,162	66,880	118,492
Total assets	10,060,724	8,671,276	8,314,375	9,763,899
Current liabilities:
Accounts payable	189,629	127,869	128,380	130,323
Accrued expenses	696,223	765,386	645,645	939,516
Deferred revenue	24,747	13,462	13,277	34,288
Current portion of contingent consideration obligations	161,365	0		155,898
Current portion of long-term debt and capital lease obligations	8,166	7,566	696,625	8,510
Total current liabilities	1,080,130	914,283	1,483,927	1,268,535
Long-term debt and capital lease obligations	116,434	124,341	113,748	1,105,956
Deferred revenue-noncurrent	13,385	13,175	16,662	12,338
Long-term contingent consideration obligations	853,871	0		821,311
Other noncurrent liabilities	313,252	313,484	87,101	80,354
Total liabilities	2,377,072	1,365,283	1,701,438	3,288,494
Commitments and contingencies (Note N)
Stockholders' equity:
Preferred stock, $0.01 par value	0	0	0	0
Common stock, $0.01 par value	2,657	2,707	2,660	2,531
Additional paid-in capital	5,688,741	5,779,279	5,385,154	5,068,602
Share purchase contract				(200,000)
Accumulated earnings	1,670,096	1,247,796	826,715	1,551,375
Accumulated other comprehensive income	322,158	276,211	414,078	52,897
Total stockholders' equity	7,683,652	7,305,993	6,612,937	6,475,405					5,660,711
Total liabilities and stockholders' equity	$ 10,060,724	$ 8,671,276	$ 8,314,375	$ 9,763,899

Consolidated Balance Sheets (Parenthetical) 10Q (USD $)	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Consolidated Balance Sheets
Preferred Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01

Consolidated Statements of Cash Flows 10Q (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash Flows from Operating Activities:
Net income (loss)	$ (118,721)	$ 383,060	$ 422,300	$ 421,081	$ 480,193
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization	246,036	208,515	456,364	374,664	338,196
Stock-based compensation	92,390	109,831	204,229	187,596	190,070
Provision for bad debts	12,431	10,808	18,856	12,983	9,665
Contingent consideration expense	72,570	9,090	65,584
Equity in income of equity method investments	(1,567)
Losses on investments in equity securities, net	31,399		56	3,340	(13,067)
Gain on acquisition of business	0	(24,159)	(24,159)		0
Losses on investments in equity securities, net		681
Deferred income tax benefit	(62,917)	(50,632)	(95,737)	(195,200)	(106,140)
Tax benefit from employee stock-based compensation	28,392	9,239	13,770	59,868	51,041
Excess tax benefits from stock-based compensation	5,372	(4,424)	(3,305)	(18,445)	(13,575)
Other	3,314	4,068	4,270	3,903	(6,199)
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	(71,630)	(106,901)	99,374	(137,273)	(105,230)
Inventories	(47,156)	21,795	9,976	(4,700)	(15,011)
Other current assets	(20,504)	(903)	(1,469)	12,142	(23,897)
Accounts payable, accrued expenses and deferred revenue	132,615	30,278	8,928	39,216	26,276
Purchase of in-process research and development			0	0	106,350
Cash flows from operating activities	305,158	600,346	1,179,037	759,175	918,672
Cash Flows from Investing Activities:
Purchases of investments	(175,816)	(64,394)	(309,217)	(420,867)	(779,932)
Sales and maturities of investments	187,220	150,739	402,286	608,994	985,546
Purchases of equity securities	(4,030)	(7,363)	(14,844)	(88,656)	(21,994)
Proceeds from sales of investments in equity securities	4,134	1,473	10,478	8,594	20,712
Purchases of property, plant and equipment	(330,298)	(318,324)	(661,713)	(597,562)	(412,872)
Investments in equity method investment	(1,466)			4,844
Acquisitions		(117,073)	(51,336)	(16,561)	(342,456)
Purchases of other intangible assets	(6,155)	(18,345)	(41,883)	(92,183)	(60,350)
Other	(7,661)	(5,198)	(5,195)	11,857	(4,581)
Cash flows from investing activities	(334,072)	(378,485)	(671,424)	(581,540)	(591,056)
Distributions from equity method investments			0		17,100
Payment of note receivable from Dyax			0	0	7,771
Cash Flows from Financing Activities:
Proceeds from issuance of common stock	58,362	53,508	100,521	318,753	285,762
Repurchases of our common stock	(800,000)	(107,134)	(413,874)	(143,012)	(231,576)
Payments under shares purchase contract	(200,000)
Excess tax benefits from stock-based compensation	(5,372)	4,424	3,305	18,445	13,575
Proceeds from issuance of debt, net	994,387
Payments of debt and capital lease obligations	(4,549)	(4,305)	(7,492)	(693,961)	(5,909)
Increase (decrease) in bank overdrafts	23,851	(14,303)	896	25,760	(5,910)
Payment of contingent consideration obligation	(61,336)		(20,456)	0	0
Other	939	3,660	8,116	7,772	8,681
Cash flows from financing activities	6,282	(64,150)	(328,984)	(466,243)	64,623
Effect of exchange rate changes on cash	(37,807)	2,113	(8,489)	(6,298)	(17,397)
Increase (decrease) in cash and cash equivalents	(60,439)	159,824	170,140	(294,906)	374,842
Cash and cash equivalents at beginning of period	742,246	572,106	572,106	867,012	492,170
Cash and cash equivalents at end of period	681,807	731,930	742,246	572,106	867,012
Supplemental disclosures of non-cash transactions:
Net cash paid for acquisitions and acquisition costs			(42,425)	0	(342,456)
Contingent consideration obligations		(964,100)	964,100	0	0
Accrual for dissenting shares			0	0	(16,128)
Acquired in-process research and development			0	0	125,500
Goodwill			0	0	100,393
Liabilities for exit activities and integration			0	0	(2,671)
Income taxes payable			0	0	(72,461)
Net deferred tax assets (liabilities)			0	0	(8,210)
Net liabilities assumed			0	0	10,546
Cash paid during the year for:
Interest, net of capitalized interest			0	1,799	5,490
Income taxes			$ 185,981	$ 427,591	$ 447,566

Description of Business 10Q	6 Months Ended
Jun. 30, 2010
Description of Business.
Description of Business

1. Description of Business

        We are a global biotechnology company dedicated to making a major impact on the lives of people with serious diseases. Our products and services are focused on rare inherited disorders, kidney disease, orthopaedics, cancer, transplant and immune disease, and diagnostic testing. Our commitment to innovation continues today with a substantial development program focused on these fields, as well as multiple sclerosis, or MS, cardiovascular disease, neurodegenerative diseases, and other areas of unmet medical need.

        We are organized into five financial reporting units, which we also consider to be our reporting segments:

  •
  Personalized Genetic Health, which develops, manufactures and distributes therapeutic products with a focus on products to treat patients suffering from genetic diseases and other chronic debilitating diseases, including a family of diseases known as lysosomal storage disorders, or LSDs, and cardiovascular disease. The unit derives substantially all of its revenue from sales of Cerezyme, Fabrazyme, Myozyme, Aldurazyme and Elaprase and royalties earned on sales of Welchol;

  •
  Renal and Endocrinology, which develops, manufactures and distributes products that treat patients suffering from renal diseases, including chronic renal failure, and endocrine and immune-mediated diseases. The unit derives substantially all of its revenue from sales of Renagel/Renvela (including sales of bulk sevelamer), Hectorol and Thyrogen;

  •
  Biosurgery, which develops, manufactures and distributes biotherapeutics and biomaterial-based products, with an emphasis on products that meet medical needs in the orthopaedics and broader surgical areas. The unit derives substantially all of its revenue from sales of Synvisc/Synvisc-One and the Sepra line of products;

  •
  Hematology and Oncology, which develops, manufactures and distributes products for the treatment of cancer, the mobilization of hematopoietic stem cells and the treatment of transplant rejection and other hematologic and auto-immune disorders. The unit derives substantially all of its revenue from sales of Mozobil, Thymoglobulin, Clolar, Campath, Fludara and Leukine; and

  •
  Multiple Sclerosis, which is developing products, including alemtuzumab, for the treatment of MS and other auto-immune disorders.

        Effective January 1, 2010, based on changes in how we review our business, we re-allocated certain of our business units among our segments and adopted new names for certain of our reporting segments. Specifically:

  •
  our former Genetic Diseases reporting segment is now referred to as "Personalized Genetic Health," or "PGH," and now includes our cardiovascular business unit, which previously was reported under the caption "Cardiometabolic and Renal," and our Welchol product line, which previously was reported as part of our pharmaceuticals intermediates business unit under the caption "Other;"

  •
  our former Cardiometabolic and Renal reporting segment is now referred to as "Renal and Endocrinology" and now includes the assets that formerly comprised our immune-mediated diseases business unit, which previously was reported under the caption "Other," but no longer includes our cardiovascular business unit; and
  •
  our former Hematologic Oncology segment is now referred to as "Hematology and Oncology" and now includes our transplant business unit, which previously was reported under the caption "Other," but no longer includes our MS business unit, which is now reported as a separate reporting segment called "Multiple Sclerosis."

        We report the activities of the following business units under the caption "Other": our genetic testing business unit, which provides testing services for the oncology, prenatal and reproductive markets; and our diagnostic products and pharmaceutical intermediates business units. These operating segments did not meet the quantitative threshold for separate segment reporting.

        We report our corporate, general and administrative operations and corporate science activities under the caption "Corporate."

        We have revised our 2009 segment disclosures to conform to our 2010 presentation.

        In May 2010, we announced that we plan to pursue strategic alternatives for our genetic testing, diagnostic products and pharmaceutical intermediates business units. Possible alternatives include divestiture, spin-out or management buy-out. Our genetic testing business unit had revenue of approximately  $371 million for the year ended December 31, 2009 and approximately  $183 million for the six months ended June 30, 2010. Our diagnostic products business unit had revenue of approximately  $167 million for the year ended December 31, 2009 and approximately  $76 million for the six months ended June 30, 2010. Revenue from our pharmaceutical intermediates business unit for the same periods was significantly less in comparison.

Basis of Presentation and Significant Accounting Policies 10Q	6 Months Ended
Jun. 30, 2010
Basis of Presentation and Significant Accounting Policies
Basis of Presentation and Significant Accounting Policies

2. Basis of Presentation and Significant Accounting Policies

Basis of Presentation

        Our unaudited, consolidated financial statements for each period include the statements of operations, balance sheets and statements of cash flows for our operations taken as a whole. We have eliminated all intercompany items and transactions in consolidation. We have reclassified certain 2009 data to conform to our 2010 presentation. We prepare our unaudited, consolidated financial statements following the requirements of the SEC for interim reporting. As permitted under these rules, we condense or omit certain footnotes and other financial information that are normally required by accounting principles generally accepted in the United States, or U.S. GAAP.

        These financial statements include all normal and recurring adjustments that we consider necessary for the fair presentation of our financial position and results of operations. Since these are interim financial statements, you should also read our audited, consolidated financial statements and notes included in this prospectus. Revenues, expenses, assets and liabilities can vary from quarter to quarter. Therefore, the results and trends in these interim financial statements may not be indicative of results for future periods. The balance sheet data as of December 31, 2009 that is included in the unaudited, consolidated financial statements in this prospectus was derived from our audited financial statements but does not include all disclosures required by U.S. GAAP.

        Our unaudited, consolidated financial statements for each period include the accounts of our wholly owned and majority owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. We account for our investments in entities not subject to consolidation using the equity method of accounting if we have a substantial ownership interest (20% to 50%) in or exercise significant influence over the entity. Our consolidated net income (loss) includes our share of the earnings or losses of these entities. From January 1, 2008 to December 31, 2009 we consolidated the results of BioMarin/Genzyme LLC, an entity we formed with BioMarin Pharmaceutical Inc., or BioMarin, in 1998, because we determined that we were the primary beneficiary of BioMarin/Genzyme LLC. Upon consolidation of the entity, we recorded the assets and liabilities of BioMarin/Genzyme LLC in our consolidated balance sheets at fair value. Effective January 1, 2010, in accordance with new guidance we adopted for consolidating variable interest entities, we no longer consolidate the results of BioMarin/Genzyme LLC because we determined that the entity does not have a primary beneficiary under the new guidance. As a result, we deconsolidated BioMarin/Genzyme LLC and no longer record the assets and liabilities in our consolidated balance sheets. Instead, effective January 1, 2010, we began to record our portion of BioMarin/Genzyme LLC's results in equity in loss of equity method investments in our consolidated statements of operations.

Revenue Recognition—Recent Healthcare Reform Legislation

        In March 2010, healthcare reform legislation was enacted in the United States, which contains several provisions that impact our business. Although many provisions of the new legislation do not take effect immediately, several provisions became effective in the first quarter of 2010. These include:

  •
  an increase in the minimum Medicaid rebate to states participating in the Medicaid program from 15.1% to 23.1% on our branded prescription drugs and an increase from 15.1% to 17.1% for our drugs that are approved exclusively for pediatric patients;

  •
  the extension of the Medicaid rebate to managed care organizations that dispense drugs to Medicaid beneficiaries;

  •
  the expansion of the 340(B) Public Health Services, or PHS, drug pricing program, which provides outpatient drugs at reduced rates, to include additional hospitals and healthcare centers (this provision, however, does not apply to orphan drugs); and

  •
  a requirement that the Medicaid rebate for a drug that is a "line extension" of a preexisting oral solid dosage form of the drug be linked in certain respects to the Medicaid rebate for the preexisting oral solid dosage form, such that the Medicaid rebate for most line extension drugs will be higher than it would have been absent the new law, especially if the preexisting oral solid dosage form has a history of significant price increases.

These provisions did not have a significant impact on our results of operations or financial position for the six months ended June 30, 2010.

        Effective October 1, 2010, the new legislation re-defines the Medicaid average manufacturer price, or AMP, such that the AMP and, consequently, the Medicaid rebate are expected to increase for some of our drugs, in particular those that offer discounted pricing to customers.

        Beginning in 2011, the new law requires that drug manufacturers provide a 50% discount to Medicare beneficiaries whose prescription drug costs cause them to be subject to the Medicare Part D coverage gap, which is known as the "donut hole." Also beginning in 2011, clinical laboratory fee schedule payments will be reduced by 1.75% over a period of five years and we will be required to pay our share of a new fee assessed on all branded prescription drug manufacturers and importers. This fee will be calculated based upon each organization's percentage share of total branded prescription drug sales to U.S. government programs (such as Medicare and Medicaid, the Department of Veterans Affairs, or VA, the Department of Defense, or DOD, and the TriCare retail pharmacy discount programs) made during the previous year. Sales of orphan drugs, however, are not included in the fee calculation. Final guidance relating to how we will be required to account for this fee is still pending, however, it is expected that the fee will be classified as either a reduction to net sales or an operating expense.

        Presently, uncertainty exists as many of the specific determinations necessary to implement this new legislation have yet to be decided and communicated to industry participants. We are still assessing the full extent that the U.S. healthcare reform legislation may have on our business.

Accounts Receivable Related to Sales in Greece

        Total accounts receivable in our consolidated balance sheets includes approximately  $57 million, net of reserves, as of both June 30, 2010 and December 31, 2009 of accounts receivable held by our subsidiary in Greece related to sales to government-owned or supported healthcare facilities in Greece. These sales are subject to significant payment delays due to government funding and reimbursement practices. We believe that this is an industry-wide issue for suppliers to these facilities. In May 2010, the government of Greece announced a plan for repayment of its debt to international pharmaceutical companies, which calls for immediate payment of accounts receivable balances that were established in 2005 and 2006. For accounts receivable established between 2007 and 2009, the government of Greece will issue non-interest bearing bonds, expected to be exchange tradable, with maturities ranging from 2 to 4 years. We recorded a charge of  $7.2 million to bad debt expense, a component of selling, general and administrative expenses, or SG&A, in our consolidated statements of operations for the three and six months ended June 30, 2010 to write down the accounts receivable balances held by our subsidiary in Greece to present value using a 10% discount rate.

        In conjunction with this plan, the government of Greece also instituted price decreases of between 20% and 27% for all future pharmaceutical product sales. Because our customers in Greece are government owned or supported, we may also be impacted by declines in sovereign credit ratings or sovereign debt defaults. The government of Greece has recently required financial support from both the European Union and the International Monetary Fund, or IMF, to avoid defaulting on its sovereign debt. If significant additional changes occur in the availability of government funding in Greece, we may not be able to collect on amounts due from these customers. We do not expect this concentration of credit risk to have a material adverse impact on our financial position or liquidity.

Stock-Based Compensation

        All stock-based awards to non-employees are accounted for at their fair value. We periodically grant awards, including time vesting stock options, time vesting restricted stock units, or RSUs, and performance vesting restricted stock units, or PSUs, under our employee and director equity plans. Beginning in 2010, our long-term incentive program for senior executives includes a combination of:

  •
  time vesting stock options; and

  •
  performance and market vesting awards, tied to the achievement of pre-established performance and market goals over a three-year performance period.

Approximately half of each senior executive's grant consists of time vesting stock options with the remainder in PSUs. Grants under our former long-term incentive program were comprised of time vesting stock options and time vesting RSUs.

        We record the estimated fair value of awards granted as stock-based compensation expense in our consolidated statements of operations over the requisite service period, which is generally the vesting period. Where awards are made with non-substantive vesting periods, such as where a portion of the award vests upon retirement eligibility, we estimate and recognize expense based on the period from the grant date to the date on which the employee is retirement eligible.

        The fair values of our:

  •
  stock option grants are estimated as of the date of grant using a Black-Scholes option valuation model. The estimated fair values of the stock options, including the effect of estimated forfeitures, are then expensed over the options' vesting periods;

  •
  time vesting RSUs are based on the market value of our stock on the date of grant. Compensation expense for time vesting RSUs is recognized over the applicable service period, adjusted for the effect of estimated forfeitures; and

  •
  PSUs subject to the cash flow return on investment performance metric, which includes both performance and service conditions, are estimated based on the market value of our stock on the date of grant. PSUs subject to the relative total shareholder return, or R-TSR performance metric, which includes both market and service conditions, are estimated using a lattice model with a Monte Carlo simulation. Compensation expense associated with our PSUs is initially based upon the number of shares expected to vest after assessing the probability that certain performance criteria will be met and the associated targeted payout level that is forecasted will be achieved, net of estimated forfeitures. Compensation expense for our PSUs is recognized over the applicable performance period, adjusted for the effect of estimated forfeitures.

Recent Accounting Pronouncements

        Periodically, accounting pronouncements and related information on the adoption, interpretation and application of U.S. GAAP are issued or amended by the Financial Accounting Standards Board, or FASB, or other standard setting bodies. Changes to the FASB Accounting Standards Codification™, or ASC, are communicated through Accounting Standards Updates, or ASUs. The following table shows FASB ASUs recently issued that could affect our disclosures and our position for adoption:

ASU Number	Relevant Requirements of ASU	Issued Date/Our Effective Dates	Status
2009-13 "Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force."	Establishes the accounting and reporting guidance for arrangements under which a vendor will perform multiple revenue-generating activities. Specifically, the provisions of this update address how to separate deliverables and how to measure and allocate arrangement consideration to one or more units of accounting.	Issued October 2009. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted.	We will adopt the provisions of this update for the first quarter of 2011. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.
2010-06 "Improving Disclosures about Fair Value Measurements."

Requires new disclosures and clarifies some existing disclosure requirements about fair value measurements codified within ASC 820, "Fair Value Measurements and Disclosures," including significant transfers into and out of Level 1 and Level 2 investments of the fair value hierarchy. Also requires additional information in the roll forward of Level 3 investments including presentation of purchases, sales, issuances, and settlements on a gross basis. Further clarification for existing disclosure requirements provides for the disaggregation of assets and liabilities presented, and the enhancement of disclosures around inputs and valuation techniques.

Issued January 2010. Effective for the first interim or annual reporting period beginning after December 15, 2009, except for the additional information in the roll forward of Level 3 investments. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim reporting periods within those fiscal years.

We adopted the applicable provisions of this update, except for the additional information in the roll forward of Level 3 investments (as previously noted), in the first quarter of 2010. Besides a change in disclosure, the adoption of this update does not have a material impact on our consolidated financial statements. None of our instruments were reclassified between Level 1, Level 2 or Level 3 in 2010.

2010-11, "Scope Exception Related to Embedded Credit Derivatives."

Update provides amendments to Subtopic 815-15, "Derivatives and Hedging—Embedded Derivatives, " to clarify the scope exception for embedded credit derivative features related to the transfer of credit risk in the form of subordination of one financial instrument to another.

Issued March 2010. Effective at the beginning of each reporting entity's first fiscal quarter beginning after June 15, 2010. Early adoption is permitted at the beginning of each reporting entity's first fiscal quarter beginning after issuance of this update.

We will adopt the provisions of this update for the third quarter of 2010. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.

2010-17, "Milestone Method of Revenue Recognition—a consensus of the FASB Emerging Issues Task Force."	Update provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions.	Issued April 2010. Effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. Early adoption is permitted.	We will adopt the provisions of this update beginning January 1, 2011. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.
2010-19, "Foreign Currency Issues: Multiple Foreign Currency Exchange Rates."

Update codifies the SEC Staff Announcement made at a March 18, 2010 meeting of the Emerging Issues Task Force, or EITF. The Staff Announcement provides the SEC staff's view on certain foreign currency issues related to investments in Venezuela.

Issued May 2010. Staff announcements made at EITF meetings are effective as of the announcement date, which for this update is March 18, 2010, unless otherwise noted.

We have adopted the provisions of this update beginning March 18, 2010. We don't believe the impact of highly inflationary accounting on differences between amounts recorded for financial reporting purposes versus the underlying U.S. dollar denominated values is material to our consolidated financial statements.

Fair Value Measurements 10Q	6 Months Ended
Jun. 30, 2010
Fair Value Measurements
Fair Value Measurements

3. Fair Value Measurements

        A significant number of our assets and liabilities are carried at fair value. These include:

  •
  fixed income investments;

  •
  investments in publicly-traded equity securities;

  •
  derivatives; and

  •
  contingent consideration obligations.

Fair Value Measurement—Definition and Hierarchy

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, we are permitted to use various valuation approaches, including market, income and cost approaches. We are required to follow an established fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available.

        The fair value hierarchy is broken down into three levels based on the reliability of inputs. We have categorized our fixed income, equity securities, derivatives and contingent consideration obligations within the hierarchy as follows:

  •
  Level 1—These valuations are based on a "market approach" using quoted prices in active markets for identical assets. Valuations of these products do not require a significant degree of judgment. Assets utilizing Level 1 inputs include money market funds, U.S. government securities, bank deposits and exchange-traded equity securities.

  •
  Level 2—These valuations are based primarily on a "market approach" using quoted prices in markets that are not very active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Fixed income assets utilizing Level 2 inputs include U.S. agency securities, including direct issuance bonds and mortgage-backed securities, asset-backed securities, corporate bonds and commercial paper. Derivative securities utilizing Level 2 inputs include forward foreign-exchange contracts.

  •
  Level 3—These valuations are based on various approaches using inputs that are unobservable and significant to the overall fair value measurement. Certain assets and liabilities are classified within Level 3 of the fair value hierarchy because they have unobservable value drivers and therefore have little or no transparency. The fair value measurement of the contingent consideration obligations related to the acquisition from Bayer is valued using Level 3 inputs.

Valuation Techniques

        Fair value is a market-based measure considered from the perspective of a market participant who would buy the asset or assume the liability rather than our own specific measure. All of our fixed income securities are priced using a variety of daily data sources, largely readily-available market data and broker quotes. To validate these prices, we compare the fair market values of our fixed income investments using market data from observable and corroborated sources. We also perform the fair value calculations for our derivatives and equity securities using market data from observable and corroborated sources. We determine the fair value of the contingent consideration obligations based on a probability-weighted income approach. The measurement is based on significant inputs not observable in the market. In periods of market inactivity, the observability of prices and inputs may be reduced for certain instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. During the six months ended June 30, 2010, none of our instruments were reclassified between Level 1, Level 2 or Level 3.

        The following tables set forth our assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2010 and December 31, 2009 (amounts in thousands):

Description			Balance as of June 30, 2010	Level 1	Level 2	Level 3
Fixed income investments(1):	Cash equivalents:	Money market funds/other	$565,413	$565,413	$—	$—

	Short-term investments:	U.S. Treasury notes	26,823	26,823	—	—
		Non U.S. Governmental notes	8,843	—	8,843	—
		U.S. agency notes	72,093	—	72,093	—
		Corporate notes—global	44,947	—	44,947	—

		Total	152,706	26,823	125,883	—

	Long-term investments:	U.S. Treasury notes	59,150	59,150	—	—
		U.S. agency notes	20,962	—	20,962	—
		Corporate notes—global	59,529	—	59,529	—

		Total	139,641	59,150	80,491	—

	Total fixed income investments		857,760	651,386	206,374	—

Equity holdings(1):	Publicly-traded equity securities		38,267	38,267	—	—

Derivatives:	Foreign exchange forward contracts		(501)	—	(501)	—

Contingent liabilities(2):	Contingent consideration obligations		(977,209)	—	—	(977,209)

Total assets (liabilities) at fair value			$(81,683)	$689,653	$205,873	$(977,209)

Description			Balance as of December 31, 2009	Level 1	Level 2	Level 3
Fixed income investments(1):	Cash equivalents:	Money market funds/other	$603,109	$603,109	$—	$—

	Short-term investments:	U.S. Treasury notes	41,040	41,040	—	—
		Non U.S. Governmental notes	4,114	—	4,114	—
		U.S. Government agency notes	56,810	—	56,810	—
		Corporate notes—global	54,825	—	54,825	—
		Commercial paper	6,841	—	6,841	—

		Total	163,630	41,040	122,590	—

	Long-term investments:	U.S. Treasury notes	29,793	29,793	—	—
		Non U.S. Governmental notes	4,873	—	4,873	—
		U.S. Government agency notes	28,015	—	28,015	—
		Corporate notes—global	81,143	—	81,143	—

		Total	143,824	29,793	114,031	—

	Total fixed income investments		910,563	673,942	236,621	—

Equity holdings(1):	Publicly-traded equity securities		40,380	40,380	—	—

Derivatives:	Foreign exchange forward contracts		4,284	—	4,284	—

Contingent liabilities(2):	Contingent consideration obligations		(1,015,236)	—	—	(1,015,236)

Total assets (liabilities) at fair value			$(60,009)	$714,322	$240,905	$(1,015,236)

(1)
Changes in the fair value of our fixed income investments and investments in publicly-traded equity securities are recorded in accumulated other comprehensive income, a component of stockholders' equity, in our consolidated balance sheets.

(2)
Changes in the fair value of the contingent consideration obligations are recorded as contingent consideration expense, a component of operating expenses in our consolidated statements of operations. We recorded a total of  $72.6 million of contingent consideration expense for the six months ended June 30, 2010 in our consolidated statements of operations, of which  $(13.1) million was allocated to our Hematology and Oncology reporting segment and  $85.7 million was allocated to our Multiple Sclerosis reporting segment. We recorded  $9.1 million of contingent consideration expense for the six months ended June 30, 2009 in our consolidated statements of operations, including  $4.3 million for our Hematology and Oncology reporting segment and  $4.8 million for our Multiple Sclerosis reporting segment.

        Changes in the fair value of our Level 3 contingent consideration obligations during the six months ended June 30, 2010 were as follows (amounts in thousands):

Balance as of December 31, 2009	$(1,015,236)
Payments	68,940
R&D reimbursement received	(7,604)
Contingent consideration expense(1)	(72,570)
Effect of foreign currency translation adjustments	49,261

Fair value at June 30, 2010	$(977,209)

(1)
For the six months ended June 30, 2010, includes:
  •
   $37.3 million of contingent consideration expense attributable to transaction gains and losses resulting from fluctuations in foreign currency exchange rates on liabilities that will be settled in a currency other than the entity's functional currency; and

  •
  a  $20.9 million reduction in contingent consideration expense related to changes in estimates.

        In June 2010, we issued  $500.0 million aggregate principal amount of our 3.625% senior notes due in June 2015, which we refer to as our 2015 Notes, and  $500.0 million aggregate principal amount of our 5.000% senior notes due in June 2020, which we refer to as our 2020 Notes, and, together with our 2015 Notes, as the Notes, as described in Note 11., "Long-Term Debt," to these consolidated financial statements. As of June 30, 2010 our:

  •
  2015 Notes had a fair value of  $509.1 million and a carrying value of  $498.4 million; and

  •
  2020 Notes had a fair value of  $512.5 million and a carrying value of  $495.9 million.

The fair values of our 2015 Notes and 2010 Notes were determined through a market-based approach using observable and corroborated sources; within the hierarchy of fair value measurements, these are classified as Level 2 fair values.

        The carrying amounts reflected in our consolidated balance sheets for cash, accounts receivable, other current assets, accounts payable, accrued expenses, current portion of contingent consideration obligations and current portion of long-term debt and capital lease obligations approximate fair value due to their short-term maturities.

Derivative Instruments

        As a result of our worldwide operations, we face exposure to adverse movements in foreign currency exchange rates. Exposures to currency fluctuations that result from sales of our products in foreign markets are partially offset by the impact of currency fluctuations on our international expenses. We may also use derivatives, primarily foreign exchange forward contracts for which we do not apply hedge accounting treatment, to further reduce our exposure to changes in exchange rates, primarily to offset the earnings effect from short-term foreign currency assets and liabilities. We account for such derivatives at market value with the resulting gains and losses reflected within SG&A in our consolidated statements of operations. We do not have any derivatives designated as hedging instruments and we do not use derivative instruments for trading or speculative purposes.

Foreign Exchange Forward Contracts

        Generally, we enter into foreign exchange forward contracts with maturities of not more than 15 months. All foreign exchange forward contracts in effect as of June 30, 2010 and December 31, 2009 had maturities of 1 to 2 months. We report these contracts on a net basis. Net asset derivatives are included in other current assets and net liability derivatives are included in accrued expenses in our consolidated balance sheets.

        The following table summarizes the balance sheet classification of the fair value of these derivatives on both a gross and net basis as of June 30, 2010 and December 31, 2009 (amounts in thousands):

	Unrealized Gain/Loss on Foreign Exchange Forward Contracts
			As Reported
	Gross		Net
	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
As of:	Other current assets	Accrued expenses	Other current assets	Accrued expenses
June 30, 2010	$1,236	$1,737	$—	$501
December 31, 2009	$9,834	$5,550	$4,284	$—

        Total foreign exchange (gains) and losses included in SG&A in our consolidated statements of operations includes unrealized and realized (gains) and losses related to both our foreign exchange forward contracts and our foreign currency assets and liabilities. The net impact of our overall unrealized and realized foreign exchange (gains) and losses for both the three and six months ended June 30, 2010 and 2009 was not significant.

        The following table summarizes the effect of the unrealized and realized net (gains)/losses related to our foreign exchange forward contracts on our consolidated statements of operations for the three and six months ended June 30, 2010 and 2009 (amounts in thousands):

		Net (Gain)/Loss Reported
		Three Months Ended June 30,		Six Months Ended June 30,
	Statement of Operations Location
Derivative Instrument		2010	2009	2010	2009
Foreign exchange forward contracts	SG&A	$4,660	$18,728	$(381)	$7,898

Net Income (Loss) Per Share 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
Net Income (Loss) Per Share
Net Income (Loss) Per Share

4. Net Income (Loss) Per Share

        The following table sets forth our computation of basic and diluted net income (loss) per common share (amounts in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Net income (loss)—basic and diluted	$(3,773)	$187,574	$(118,721)	$383,060

Shares used in computing net income (loss) per common share—basic	265,270	269,958	265,760	270,406
Effect of dilutive securities(1):
Stock options(2)	—	3,555	—	4,554
Restricted stock units	—	1,303	—	1,221
Other	—	36	—	44

Dilutive potential common shares	—	4,894	—	5,819

Shares used in computing net income (loss) per common share—diluted(1)	265,270	274,852	265,760	276,225

Net income (loss) per common share:
Basic	$(0.01)	$0.69	$(0.45)	$1.42

Diluted	$(0.01)	$0.68	$(0.45)	$1.39

(1)
For the three and six months ended June 30, 2010, basic and diluted net loss per share are the same. We did not include the securities described in the following table in the computation of diluted net loss per share because these securities would have an anti-dilutive effect due to our net loss for those periods (amounts in thousands):

	Three Months Ended June 30, 2010	Six Months Ended June 30, 2010
Stock options	2,316	2,633
Restricted stock units	2,391	2,462
Other	148	198

Total shares excluded from calculation of diluted loss per share	4,855	5,293

(2)
We did not include the securities described in the following table in the computation of diluted earnings (loss) per share because these securities were anti-dilutive during the corresponding period (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Shares issuable upon exercise of outstanding options	23,158	19,732	21,903	14,191

NOTE B. NET INCOME PER SHARE

        The following table sets forth our computation of basic and diluted net income per share (amounts in thousands, except per share amounts):

	For the Years Ended December 31,
	2009	2008	2007
Net income	$422,300	$421,081	$480,193
Effect of dilutive securities:
Interest expense and debt fee amortization, net of tax, related to our 1.25% convertible senior notes	—	6,915	7,543

Net income—diluted	$422,300	$427,996	$487,736

Shares used in computing net income per common share—basic	268,841	268,490	263,895
Effect of dilutive securities(1):
Shares issuable upon the assumed conversion of our 1.25% convertible senior notes	—	8,851	9,686
Stock options(2)	3,719	7,286	7,039
Restricted stock units	1,501	700	11
Other	10	268	136

Dilutive potential common shares	5,230	17,105	16,872

Shares used in computing net income per common share—diluted(1)(2)	274,071	285,595	280,767

Net income per share:
Basic	$1.57	$1.57	$1.82

Diluted	$1.54	$1.50	$1.74

(1)
Prior to January 1, 2009, the shares issuable upon redemption of  $690.0 million in principal of our 1.25% convertible senior notes were included in diluted weighted average shares outstanding for purposes of computing diluted earnings per share, unless the effect was anti-dilutive. We redeemed these notes, primarily for cash, on December 1, 2008.

(2)
We did not include the securities described in the following table in the computation of diluted earnings per share because these securities were anti-dilutive during each such period (amounts in thousands):

	For the Years Ended December 31,
	2009	2008	2007
Shares of Genzyme Stock issuable upon exercise of outstanding options	18,047	3,816	12,262

Comprehensive Income (Loss) 10Q	6 Months Ended
Jun. 30, 2010
Comprehensive Income (Loss).
Comprehensive Income (Loss)

5. Comprehensive Income (Loss)

        The components of comprehensive income (loss) for the periods presented are as follows (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Net income (loss)	$(3,773)	$187,574	$(118,721)	$383,060

Other comprehensive income (loss):
Foreign currency translation adjustments	(141,890)	153,780	(267,367)	33,632

Pension liability adjustments, net of tax(1)	(12)	—	(21)	—

Unrealized gains (losses) on securities, net of tax:
Unrealized gains (losses) arising during the period, net of tax	(3,639)	9,657	(1)	(10,950)
Reclassification adjustment of (gains) losses included in net income (loss), net of tax	(694)	37	(1,872)	(160)

Unrealized gains (losses) on securities, net of tax(2)	(4,333)	9,694	(1,873)	(11,110)

Other comprehensive income (loss)	(146,235)	163,474	(269,261)	22,522

Comprehensive income (loss)	$(150,008)	$351,048	$(387,982)	$405,582

(1)
Tax amounts for all periods were not significant.

(2)
Net of  $2.5 million of tax for the three months ended and  $1.1 million of tax for the six months ended June 30, 2010 and  $(5.6) million of tax for the three months ended and  $6.3 million of tax for the six months ended June 30, 2009.

Strategic Transactions 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
STRATEGIC TRANSACTIONS.
STRATEGIC TRANSACTIONS

6. Strategic Transactions

Purchase of In-Process Research and Development

        The following table sets forth the significant in-process research and development, or IPR&D, projects for the companies and assets we acquired between January 1, 2006 and June 30, 2010 (amounts in millions):

Company/Assets Acquired	Purchase Price	IPR&D		Programs Acquired	Discount Rate Used in Estimating Cash Flows	Year of Expected Launch
Bayer (2009)	$1,006.5	$458.7		alemtuzumab for MS—US	16%	2012
		174.2		alemtuzumab for MS—ex-US	16%	2013

		$632.9	(1)

Bioenvision, Inc., or Bioenvision (2007)	$349.9	$125.5	(2)	Clolar(3)	17%	2010-2016	(4)

AnorMED Inc., or AnorMED (2006)	$589.2	$526.8	(2)	Mozobil(5)	15%	2016

(1)
Capitalized as an indefinite-lived intangible asset.

(2)
Expensed on acquisition date.

(3)
Clolar is approved for the treatment of relapsed and refractory pediatric acute lymphoblastic leukemia, or ALL. The IPR&D projects for Clolar are related to the development of the product for the treatment of other indications.
(4)
Year of expected launch reflects both the ongoing launch of products for currently approved indications and the anticipated launch of the products in the future for new indications.

(5)
Mozobil received marketing approval for use in stem cell transplants in the United States in December 2008 and in Europe in July 2009. Mozobil is also being developed for tumor sensitization.

Pro Forma Financial Summary

        The following pro forma financial summary is presented as if the acquisition from Bayer was completed as of January 1, 2009. The pro forma combined results are not necessarily indicative of the actual results that would have occurred had the acquisition been consummated on that date, or of the future operations of the combined entities. Material nonrecurring charges related to this acquisition, such as a gain on acquisition of business of  $24.2 million, are included in the pro forma financial summaries for the period presented (amounts in thousands, except per share amounts):

	Three Months Ended June 30,	Six Months Ended June 30,
	2009	2009
Total revenues	$1,280,470	$2,477,530

Net income	$163,425	$319,795

Net income per share:
Basic	$0.61	$1.18

Diluted	$0.59	$1.16

Weighted average shares outstanding:
Basic	269,958	270,406

Diluted	274,852	276,225

NOTE C. STRATEGIC TRANSACTIONS

        Effective January 1, 2009, we account for business combinations completed on or after January 1, 2009 in accordance with the revised guidance for accounting for business combinations, which modifies the criteria that must be met to qualify as a business combination and prescribes new accounting requirements. Among various other requirements and differences, the following table illustrates how we account for specific elements of our business combinations prior to and on or after January 1, 2009:

Element	Prior to January 1, 2009	On or after January 1, 2009
Transaction costs	• Capitalized as cost of acquisition	• Expensed as incurred
Exit/Restructuring costs	• Capitalized as cost of acquisition if certain criteria were met	• Expensed as incurred at or subsequent to acquisition date
IPR&D	• Measured at fair value and expensed on acquisition date, or capitalized as an intangible asset if certain criteria were met	• Measured at fair value and capitalized as an intangible asset and tested for impairment until completion of program
• Amortized from date of completion over estimated useful life
Contingent consideration	• Recorded at acquisition date only to the extent of negative goodwill	• Measured at fair value and recorded on acquisition date
	• Capitalized as cost of acquisition when contingency was resolved	• Re-measured in subsequent periods with an adjustment to earnings
• No subsequent re-measurement
Negative goodwill (excess of the value of acquired assets over consideration transferred)	• Offset other long-lived intangibles acquired	• Recognized as a gain in earnings
Changes in deferred tax assets and valuation allowances	• Recorded as adjustments to goodwill	• Recorded as tax expense
Adjustments to acquisition accounting	• Recorded in the current period financial statements	• Recorded as adjustments to prior period financial statements

        We classify nonrefundable fees paid outside of a business combination for the acquisition or licensing of products that have not received regulatory approval and have no future alternative use as research and development expense.

2009:

Acquisition of Assets from Targeted Genetics Corporation

        On September 8, 2009, we entered into an agreement with Targeted Genetics Corporation to acquire certain gene therapy manufacturing assets for  $7.0 million. We acquired intellectual property, equipment and materials used in manufacturing AAV vectors. We paid Targeted Genetics Corporation a nonrefundable upfront payment of  $3.5 million in September 2009 and an additional  $2.5 million in the fourth quarter of 2009 as certain technology transfer-based milestones were achieved. The remaining  $1.0 million of technology transfer-based milestone payments were paid in January 2010. The purchased assets did not qualify as a business combination and have not reached technological feasibility, nor have alternative future use. Therefore we recorded a total of  $7.0 million as a charge to research and development expenses for our Personalized Genetic Health reporting segment in our consolidated statements of operations in 2009.

Acquisition from Bayer

        On May 29, 2009, we completed a transaction with Bayer to:

  •
  exclusively license worldwide rights to commercialize alemtuzumab for MS;

  •
  exclusively license worldwide rights to Campath;

  •
  exclusively license Bayer's worldwide rights to the oncology products Fludara and Leukine; and

  •
  acquire a new Leukine manufacturing facility located in Lynnwood, Washington, contingent upon the facility receiving FDA approval, which is expected in 2011.

        Prior to this transaction, we shared with Bayer the development and certain commercial rights to alemtuzumab for MS and Campath and received two-thirds of Campath net profits on U.S. sales and a royalty on foreign sales. Under our new arrangement with Bayer, prior to regulatory approval of alemtuzumab for MS, we have primary responsibility for the product's development while Bayer continues to fund development at the levels specified under the previous agreement and participates in a development steering committee. We have worldwide commercialization rights, with Bayer retaining an option to co-promote alemtuzumab for MS. In exchange for the above, Bayer is eligible to receive the following contingent purchase price payments:

  •
  a percentage of revenues from sales of alemtuzumab for MS capped at a total compensation of  $1.25 billion or ten years, whichever comes first;

  •
  a percentage of the combined revenues from sales of Campath, Fludara and Leukine capped at a total compensation of  $500.0 million or eight years, whichever comes first;

  •
  sales-based milestone payments determined as a percentage of annual worldwide revenues of alemtuzumab for MS beginning in 2021 if certain minimum annual revenue targets are achieved, provided that we do not exercise our right to buyout such potential future milestones in 2020 for a one-time payment of up to  $900.0 million;

  •
  up to  $150.0 million if certain annual combined revenues of Campath, Fludara and Leukine are reached beginning in 2011; and

  •
  between  $75.0 million and  $100.0 million for the Leukine manufacturing facility, following the receipt of FDA approval of the facility.

        We are using Bayer for certain transition services and are purchasing commercial supply of Fludara and Leukine from Bayer. We have employed certain members of Bayer's commercial teams for all three products and have an opportunity to employ certain members of Bayer's manufacturing team if we acquire the Leukine facility. The transaction has been accounted for as a business combination and is included in our results of operations beginning on May 29, 2009, the date of acquisition. The results for the acquired products are included in our Hematology and Oncology and Multiple Sclerosis reporting segments. The fair value of the consideration and acquired assets at the date of acquisition consisted of the following (amounts in thousands):

Cash, net of refundable cash deposits	$42,425
Contingent consideration obligations	964,100

Total fair value of total consideration	$1,006,525

Inventory	$136,400
Developed technology:
Fludara (to be amortized over 5 years)	182,100
Campath (to be amortized over 10 years)	71,000
Leukine (to be amortized over 12 years)	8,272
IPR&D—alemtuzumab for MS	632,912

Total fair value of assets acquired	1,030,684

Gain on acquisition of business	$24,159

        At closing, we paid a total of  $113.2 million to Bayer, of which  $70.8 million was refundable. The remaining nonrefundable amount of  $42.4 million represents a payment for acquired inventory. A total of  $61.8 million of the refundable amount was received in 2009. As of December 31, 2009,  $8.9 million remains due from Bayer. The contingent consideration obligations are net of the continued funding expected to be received from Bayer for the development of alemtuzumab for MS. We determined the fair value of the contingent consideration obligations based on a probability-weighted income approach derived from revenue estimates and probability assessment with respect to regulatory approval of alemtuzumab for MS. The fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement. The resultant probability-weighted cash flows were then discounted using discount rates of 11% for Campath, Fludara and Leukine and 13% for alemtuzumab for MS.

        Of the  $964.1 million total contingent consideration obligations recorded as of the acquisition date,  $529.1 million related to Campath, Fludara and Leukine, and  $435.0 million related to alemtuzumab for MS. Each period we revalue the contingent consideration obligations to their then fair value and record increases in the fair value as contingent consideration expense and decreases in the fair value as a reduction of contingent consideration expense. Increases or decreases in the fair value of the contingent consideration obligations can result from changes in discount periods and rates, changes in the timing and amount of revenue estimates and changes in probability adjustments with respect to regulatory approval of alemtuzumab for MS.

        As of December 31, 2009, the fair value of the total contingent consideration obligations was  $1.02 billion primarily due to changes in discount periods and management estimates. Accordingly, we recorded contingent consideration expense in our consolidated statements of operations of  $65.6 million in 2009. As of December 31, 2009, we have paid  $36.4 million in contingent consideration payments to Bayer and have received  $10.0 million in funding from Bayer for the development of alemtuzumab for MS since May 29, 2009.

        At the date of acquisition, alemtuzumab for MS had not reached technological feasibility nor had an alternative future use and is therefore considered to be IPR&D. We recorded the fair value of the purchase price attributable to IPR&D as an indefinite-lived intangible asset. We will test the asset annually for impairment, or earlier if conditions warrant. Amortization of this asset will begin upon regulatory approval based on the then estimated useful life of the asset.

        The fair value assigned to purchased IPR&D was estimated by discounting, to present value, the cash flows expected to result from the project once it has reached technological feasibility. We used a discount rate of 16% and cash flows that have been probability-adjusted to reflect the risks of advancement through the product approval process, which we believe are appropriate and representative of market participant assumptions. In estimating future cash flows, we also considered other tangible and intangible assets required for successful exploitation of the technology resulting from the purchased IPR&D project and adjusted future cash flows for a charge reflecting the contribution to value these assets.

        The fair value of the identifiable assets acquired in this transaction of  $1.03 billion exceeded the fair value of the purchase price of  $1.01 billion. As a result, we recognized a gain on acquisition of business of  $24.2 million in our consolidated statements of operations in 2009.

        SG&A in our 2009 consolidated statements of operations include approximately  $5 million of acquisition-related costs, primarily legal fees, associated with the Bayer transaction.

Purchase of Intellectual Property from EXACT Sciences

        On January 27, 2009, we purchased certain intellectual property in the fields of prenatal testing and reproductive health from EXACT Sciences for our genetics business unit and 3,000,000 shares of EXACT Sciences common stock. We paid EXACT Sciences total cash consideration of  $22.7 million. Of this amount, we allocated  $4.5 million to the acquired shares of EXACT Sciences common stock based on the fair value of the stock on the date of acquisition, which we recorded as an increase to investments in equity securities in our consolidated balance sheet as of March 31, 2009. As the purchased assets did not qualify as a business combination and have not reached technological feasibility nor have alternative future use, we allocated the remaining  $18.2 million to the acquired intellectual property, which we recorded as a charge to research and development expenses in our consolidated statement of operations in March 2009.

2008:

Strategic Alliance with Osiris

        In October 2008, we entered into a strategic alliance with Osiris, whereby we obtained an exclusive license to develop and commercialize Prochymal and Chondrogen, mesenchymal stem cell products, outside of the United States and Canada. Osiris will commercialize Prochymal and Chondrogen in the United States and Canada. We paid Osiris a nonrefundable upfront payment of  $75.0 million in November 2008, and a  $55.0 million nonrefundable upfront license fee in July 2009. The results of these programs are primarily included in our immune mediated disease business unit, which are reported in Renal and Endocrinology in our segment disclosures.

        Osiris will be responsible for completing, at its own expense, all clinical trials of Prochymal for the treatment of GvHD and Crohn's disease, both of which are in phase 3 trials, and clinical trials of Prochymal and Chondrogen through phase 2 for all other indications. Osiris will be responsible for 60% and we will be responsible for 40% of the clinical trial costs for phase 3 and 4 clinical trials of Prochymal (other than for the treatment of GvHD and Crohn's disease) and Chondrogen. Osiris is eligible to receive:

  •
  up to  $500.0 million in development and regulatory milestone payments for all indications of Prochymal and up to  $100.0 million for Chondrogen, unless we elect to opt out of further development of Chondrogen; and

  •
  up to  $250.0 million in sales milestones for all indications of Prochymal and up to  $400.0 million in sales milestones for all indications of Chondrogen for the prevention and treatment of conditions of articulating joints.

Osiris is also eligible to receive tiered royalties from us on sales of Prochymal and Chondrogen outside of the United States and Canada. In September 2009, Osiris announced that its two phase 3 trials evaluating Prochymal for the treatment of acute GvHD failed to meet their primary endpoints.

Strategic Alliance with PTC

        On July 15, 2008, we entered into a collaboration agreement with PTC to develop and commercialize ataluren, PTC's novel oral therapy in late-stage development for the treatment of DMD and CF. Under the terms of the agreement, PTC will commercialize ataluren in the United States and Canada, and we will commercialize the treatment in all other countries. In connection with the collaboration agreement, we paid PTC a nonrefundable upfront payment of  $100.0 million, which we recorded as a charge to research and development expense for our Personalized Genetic Health segment in our consolidated statements of operations during the third quarter of 2008. At its own expense, PTC will conduct and be responsible for the phase 2b trial of ataluren in DMD, the phase 2b trial of ataluren in CF and two proof-of-concept studies in other indications to be determined. Once these four studies have been completed, we and PTC will share research and development costs for ataluren equally. We and PTC will each bear the sales and marketing and other costs associated with the commercialization of ataluren in our respective territories. PTC is eligible to receive up to  $337.0 million in milestone payments as follows:

  •
  up to  $165.0 million in development and approval milestones, the majority of which would be paid upon the receipt of approvals obtained outside of the United States and Canada; and

  •
  up to  $172.0 million in sales milestones, commencing if and when annual net sales for ataluren outside of the United States and Canada reach  $300.0 million and increasing in increments through revenues of  $2.4 billion.

PTC is also eligible to receive tiered royalties from sales of ataluren outside of the United States and Canada. The results of our ataluren program are included in the results of our Personalized Genetic Health segment disclosures.

Strategic Alliance with Isis

        On January 7, 2008, we entered into a strategic alliance with Isis, whereby we obtained an exclusive, worldwide license to develop and commercialize mipomersen, a lipid-lowering drug targeting apolipoprotein B-100, which is currently being developed for the treatment of FH, an inherited disorder that causes exceptionally high levels of LDL-cholesterol. In February 2008, we made a nonrefundable payment to Isis of  $150.0 million, of which  $80.1 million was recorded as an other noncurrent asset on our consolidated balance sheets based on the fair value of the five million shares of Isis common stock we acquired in connection with the transaction. Due to certain trading restrictions, we classify this investment as other noncurrent assets. We allocated the remaining  $69.9 million to the mipomersen license, which we recorded as a charge to research and development expense in our consolidated statements of operations during the first quarter of 2008.

        In June 2008, we finalized the terms of our license and collaboration agreement with Isis and paid Isis an additional  $175.0 million upfront nonrefundable license fee. Under the terms of the agreement, Isis will be responsible, at its own expense, for up to  $125.0 million for the development of mipomersen. Thereafter, we and Isis will share development costs for mipomersen equally. The initial funding commitment by Isis and shared development funding would end when the mipomersen program is profitable. In the event the research and development of mipomersen is terminated prior to Isis completing their funding obligation, we are not entitled to any refund of our  $175.0 million upfront payment. Isis is eligible to receive up to  $750.0 million in commercial milestone payments and up to  $825.0 million in development and regulatory milestone payments.

        We will be responsible for funding sales and marketing expenses until mipomersen revenues are sufficient to cover such costs. Profits on mipomersen initially will be allocated 70% to us and 30% to Isis. The profit ratio would be adjusted on a sliding scale if and as annual revenues for mipomersen ramp up to  $2.0 billion, at which point we would share profits equally with Isis. The results of our mipomersen program are included in the results of our cardiovascular business unit, which are reported in our Personalized Genetic Health segment disclosures.

        We account for our investment in Isis common stock on a cost basis due to certain trading restrictions imposed by Isis that prohibit us from selling our holdings of Isis common stock until the earlier of:

  •
  January 7, 2012;

  •
  the first commercial sale of product under our agreement with Isis; or

  •
  termination or reversion of the product license granted to us under the agreement.

As of December 31, 2009, our investment in Isis common stock had a carrying value of  $80.1 million, or  $16.02 per share, and a fair market value of  $55.6 million, or  $11.11 per share. The closing price per share of Isis common stock exhibited volatility in 2009 and has remained below our historical cost since September 1, 2009, with closing prices subsequent to that date ranging from a high of  $15.69 per share to a low of  $9.94 per share. We considered all available evidence in assessing the decline in value of our investment in Isis common stock, including investment analyst reports and Isis's expected results and future outlook, and we believe that the investment can be expected to recover to at least our historical cost. Currently, the average 12-month price estimate for Isis common stock among some analysts is approximately  $16 per share. As a result of our analysis, as of December 31, 2009, we consider the  $24.6 million unrealized loss on our investment in Isis common stock to be a temporary loss. We will continue to review the fair value of our investment in Isis common stock in comparison to our historical cost and in the future, if the decline in value has become "other than temporary," we will write down our investment in Isis common stock to its then current market value and record an impairment charge to our consolidated statements of operations.

2007:

Bioenvision

        Effective October 23, 2007, we completed our acquisition of Bioenvision through the culmination of a two-step process consisting of a tender offer completed in July 2007, and a merger approved in October 2007. We paid gross consideration of  $349.9 million in cash, including  $345.4 million for the outstanding shares of Bioenvision common and preferred stock and options to purchase shares of Bioenvision common stock, and approximately  $5 million for acquisition costs. The transaction was accounted for as a business combination and is included in the results of operations of our Hematology and Oncology reporting segment. The acquisition of Bioenvision provided us with the rights to clofarabine outside North America.

        In connection with the merger, holders of 2,880,000 shares of Bioenvision common stock, representing less than 5% of the outstanding shares of Bioenvision common stock on an as-converted basis immediately before the merger became effective, submitted written demands for appraisal of their shares and elected not to accept the  $5.60 per share merger consideration. We referred to these holders as dissenters. In September 2008, the appraisal demand was resolved with substantially all of the dissenters for a total of  $16.6 million in cash, consisting of the merger price paid to all other Bioenvision stockholders, plus interest accrued. In total, we paid gross consideration of  $366.5 million in cash, including  $362.0 million for the outstanding shares of Bioenvision common stock and preferred stock and options to purchase shares of Bioenvision common stock.

        The purchase price, including amounts paid for shares of Bioenvision Common Stock and Bioenvision Series A Preferred Stock in July 2007, was allocated to the estimated fair value of the acquired tangible and intangible assets and assumed liabilities as follows (amounts in thousands):

Total purchase price	$349,941

Cash and cash equivalents	$45,186
Accounts receivable	5,537
Inventory	1,684
Other current assets	5,130
Goodwill	85,269
Other intangible assets	172,441
In-process research and development	106,350
Equity in net loss of pre-acquisition ownership	21,101
Other noncurrent assets	624
Assumed liabilities:
Income taxes payable	(72,461)
Deferred tax liabilities	(7,829)
Liabilities for exit activities and integration	(2,671)
Other liabilities	(10,420)

Allocated purchase price	$349,941

IPR&D

        The following table sets forth the significant IPR&D projects for the companies and assets we acquired between January 1, 2006 and December 31, 2009 (amounts in millions):

Company/Assets Acquired	Purchase Price	IPR&D		Programs Acquired	Discount Rate Used in Estimating Cash Flows	Year of Expected Launch
Bayer (2009)	$1,006.5	$445.3		alemtuzumab for MS—US	16%	2012
		187.6		alemtuzumab for MS—ex-US	16%	2013

		$632.9	(1)

Bioenvision (2007)	$349.9	$125.5	(2)	Clolar(3)	17%	2010 - 2016	(4)

AnorMED (2006)	$589.2	$526.8	(2)	Mozobil (stem cell transplant)(5)	15%	2016

(1)
Capitalized as an indefinite-lived intangible asset.

(2)
Expensed on acquisition date.

(3)
Clolar is approved for the treatment of relapsed and refractory pediatric ALL. The IPR&D projects for Clolar are related to the development of the product for the treatment of other medical issues.

(4)
Year of expected launch reflects both the ongoing launch of products for currently approved indications and the anticipated launch of the products in the future for new indications.

(5)
Mozobil received marketing approval for use in stem cell transplants in the United States in December 2008 and in Europe in July 2009. Mozobil is also being developed for tumor sensitization.

Pro Forma Financial Summary (Unaudited)

        The following pro forma financial summary is presented as if the acquisition from Bayer was completed as of January 1, 2009 and 2008. The pro forma combined results are not necessarily indicative of the actual results that would have occurred had the acquisitions been consummated on those dates, or of the future operations of the combined entities. Material nonrecurring charges related to these acquisitions, such as a gain on acquisition of business of  $24.2 million, are included in the pro forma financial summaries of the periods presented (amounts in thousands, except per share amounts):

        We did not complete any acquisitions in 2008. The following table provides our pro forma summary for the years ended December 31, 2009 and 2008 (amounts in thousands, except per share amounts):

	2009	2008
Total revenues	$4,615,674	$4,869,349

Net income	$359,489	$272,504

Net income (loss) per share:
Basic	$1.34	$1.01

Diluted	$1.31	$0.98

Weighted average shares outstanding:
Basic	268,841	268,490

Diluted	274,071	285,595

Inventories 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
INVENTORIES
INVENTORIES

7. Inventories

	June 30, 2010	December 31, 2009
	(Amounts in thousands)
Raw materials	$106,394	$123,434
Work-in-process	283,648	288,653
Finished goods	204,070	195,935

Total	$594,112	$608,022

Manufacturing-Related Charges

Cerezyme and Fabrazyme

        In order to build a small inventory buffer to help us more consistently manage the resupply of Cerezyme to patients and reduce interruptions in shipping that occur in the absence of inventory, we began shipping Cerezyme to meet 50% of estimated product demand at the end of February 2010. Although we achieved our goal of building a small inventory buffer during the first quarter of 2010, we continued shipping at 50% of demand level due to an interruption in operations at our Allston facility at the end of March 2010. The interruption resulted from an unexpected city electrical power failure that compounded issues with the plant's water system. Once production resumed, we continued shipping at the 50% demand level through the end of the second quarter of 2010. We supplied approximately the same amount of Cerezyme in July 2010 as we supplied in each of May 2010 and June 2010, and expect that supply will then increase in the following months. However, there will be regional variations when Cerezyme will be available, and in some countries, patients' infusion schedules may need to shift due to short-term shipping delays.

        Since the fourth quarter of 2009, we have been shipping Fabrazyme to meet approximately 30% of estimated product demand. We have been working to increase the productivity of the Fabrazyme manufacturing process, which has performed at the low end of the historical range since the re-start of production. We have developed a new working cell bank for Fabrazyme that has been approved by the FDA and the European Medicines Agency, or EMA. The new working cell bank has completed three runs and has had 30% greater productivity than the old working cell bank. We expect to continue shipping Fabrazyme at the 30% of demand level through the third quarter and increase shipments of Fabrazyme in the fourth quarter.

        We recorded  $14.9 million of charges for the three months ended and  $16.4 million of charges for the six months ended June 30, 2010 to cost of products sold in our consolidated statements of operations to write off Cerezyme and Fabrazyme work-in-process material that was unfinished when the interruption occurred, based on our determination that such material could not be finished, and other inventory for these products that did not meet the necessary quality specifications.

        We also recorded charges of  $6.0 million for the three months and  $7.1 million for the six months ended June 30, 2010 to cost of products sold in our consolidated statements of operations to write off certain lots of Thyrogen that did not meet the necessary quality specifications.

        We capitalize inventory produced for commercial sale, which may result in the capitalization of inventory prior to regulatory approval of a product. If a product is not approved for sale, it would result in the write off of the inventory and a charge to earnings. As of June 30, 2010, the amount of inventory for Fabrazyme related to the new working cell bank that has not yet been approved for sale was not significant.

Inventory Subject to Additional Evaluation and Release

        At any particular period, we may have certain inventory that requires further evaluation or testing to ensure that it meets appropriate quality specifications. As of June 30, 2010, we have approximately  $16 million of inventory that is being evaluated or tested, including  $6.3 million of Fabrazyme,  $3.9 million of Myozyme and  $3.6 million of Thymoglobulin. If we determine that this inventory, or any portion thereof, does not meet the necessary quality standards, it would result in a write off of the inventory and a charge to earnings.

Sevelamer Hydrochloride and Sevelamer Carbonate

        We manufacture the majority of our supply requirements for sevelamer hydrochloride (the active ingredient in Renagel) and sevelamer carbonate (the active ingredient in Renvela) at our manufacturing facility in Haverhill, England. In December 2009, equipment failure caused an explosion and fire at this facility, which damaged some of the equipment used to produce these active ingredients as well as the building in which the equipment was located. As a result, we temporarily suspended production of sevelamer hydrochloride and sevelamer carbonate at this facility so the damaged equipment could be repaired. We resumed production of sevelamer hydrochloride in May 2010. We anticipate that the facility will resume production of sevelamer carbonate in the fourth quarter of 2010. We believe that we have adequate supply levels to meet the current demand for both Renagel and Renvela and do not anticipate there will be any supply constraints for either product while the facility undergoes repairs. We recorded  $6.1 million of expenses, net of  $2.4 million of insurance reimbursements, for the three months ended and  $13.7 million, net of  $5.4 million of insurance reimbursements, for the six months ended June 30, 2010, to cost of products sold in our consolidated statements of operations for Renagel and Renvela related to the remediation cost of our Haverhill, England manufacturing facility, including repairs and idle capacity expenses. We expect to incur approximately  $10 million of additional costs related to the remediation of this facility in the third quarter of 2010.

NOTE F. INVENTORIES

	December 31,
	2009	2008
	(Amounts in thousands)
Raw materials	$123,434	$96,986
Work-in-process	288,653	141,094
Finished goods	195,935	215,357

Total	$608,022	$453,437

        In May 2009, in connection with our acquisition of the worldwide rights to the oncology products Campath, Fludara and Leukine from Bayer, we acquired a total of  $136.4 million of inventory, including  $15.3 million of Campath inventory,  $22.9 million of Fludara inventory and  $98.2 million of Leukine inventory. We recorded a total of  $43.5 million of charges to cost of products sold in our consolidated statements of operations in 2009 for the amortization of inventory step-up for these products.

        In June 2009, we interrupted production of Cerezyme and Fabrazyme, and shipments of Cerezyme, at our Allston facility to sanitize the facility after identifying a virus, Vesivirus 2117, in a bioreactor used for Cerezyme production. We recorded charges totaling  $45.5 million in 2009 to cost of products sold in our consolidated statements of operations, for costs related to the remediation of this facility, including the sanitization of the facility, idle capacity and overhead expenses and the write off of certain production materials.

        When we suspended production at our Allston facility, we had significant Cerezyme work-in-process material. We decided not to process this work-in-process material because the material either had expired or we were not sufficiently assured that the material was not contaminated with Vesivirus 2117 and incurred a write off of approximately  $11 million in 2009.

Goodwill and Other Intangible Assets 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

8. Goodwill and Other Intangible Assets

        The following table contains the change in our goodwill during the six months ended June 30, 2010 (amounts in thousands):

	Personalized Genetic Health	Renal and Endocrinology	Biosurgery	Hematology and Oncology	Multiple Sclerosis	Other	Total
Goodwill	$339,563	$319,882	$110,376	$375,889	$318,059	$261,631	$1,725,400
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of December 31, 2009	339,563	319,882	7,584	375,889	318,059	42,386	1,403,363
Net exchange differences arising during the period	—	—	—	—	—	(19)	(19)
Other changes in carrying amounts during the period	—	—	—	—	—	295	295

Balance as of June 30, 2010	$339,563	$319,882	$7,584	$375,889	$318,059	$42,662	$1,403,639

Goodwill	$339,563	$319,882	$110,376	$375,889	$318,059	$261,907	$1,725,676
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of June 30, 2010	$339,563	$319,882	$7,584	$375,889	$318,059	$42,662	$1,403,639

(1)
Accumulated impairment losses include:

•
a  $102.8 million pre-tax charge recorded in 2003 to write off the goodwill of our Biosurgery reporting segment's orthopaedics reporting unit; and
  •
  a  $219.2 million pre-tax charge recorded in 2006 to write off the goodwill of our genetic testing reporting unit.

Other Intangible Assets

        The following table contains information about our other intangible assets for the periods presented (amounts in thousands):

	As of June 30, 2010			As of December 31, 2009
	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets
Finite-lived other intangible assets:
Technology(1)	$1,939,330	$(942,470)	$996,860	$2,180,232	$(877,611)	$1,302,621
Distribution rights(2)	446,427	(260,557)	185,870	440,521	(227,726)	212,795
Patents	188,651	(138,520)	50,131	188,651	(131,898)	56,753
License fees	98,272	(50,031)	48,241	98,647	(47,052)	51,595
Customer lists	87,421	(48,282)	39,139	87,423	(43,822)	43,601
Trademarks	60,608	(50,332)	10,276	60,608	(47,623)	12,985

Total finite-lived other intangible assets	2,820,709	(1,490,192)	1,330,517	3,056,082	(1,375,732)	1,680,350
Indefinite-lived other intangible assets:
IPR&D	632,912	—	632,912	632,912	—	632,912

Total other intangible assets	$3,453,621	$(1,490,192)	$1,963,429	$3,688,994	$(1,375,732)	$2,313,262

(1)
For the year ended December 31, 2009, includes a gross technology intangible asset of  $240.3 million and related accumulated amortization of  $(24.0) million related to the consolidated results of BioMarin/Genzyme LLC. Effective January 1, 2010, under new guidance we adopted for consolidating variable interest entities, we no longer consolidate the results of this joint venture and no longer include this gross technology asset and the related accumulated amortization or a related other noncurrent liability in our consolidated balance sheets.

(2)
Includes an additional  $6.0 million for the six months ended June 30, 2010 for additional payments made or accrued in connection with the reacquisition of the Synvisc sales and marketing rights from Pfizer in January 2005. As of June 30, 2010, the contingent royalty payments to Pfizer payable under the agreement are substantially complete. We completed the contingent royalty payments to Pfizer related to North American sales of Synvisc in the first quarter of 2010 and anticipate completing the remaining contingent royalty payments to Pfizer related to sales of the product outside of the United States by first quarter of 2011, the amount of which is not significant.

        All of our finite-lived other intangible assets are amortized over their estimated useful lives.

        As of June 30, 2010, the estimated future amortization expense for our finite-lived other intangible assets for the remainder of fiscal year 2010, the four succeeding fiscal years and thereafter is as follows (amounts in thousands):

Year Ended December 31,	Estimated Revenue- Based Amortization Expense(1)	Estimated Other Amortization Expense	Total Estimated Amortization Expense(1)
2010 (remaining six months)	$49,255	$91,146	$140,401
2011	119,112	175,060	294,172
2012	94,168	148,174	242,342
2013	29,545	131,432	160,977
2014	26,308	109,116	135,424
Thereafter	21,578	352,219	373,797
(1)
Includes estimated future amortization expense for:

•
the Synvisc distribution rights based on the forecasted respective future sales of Synvisc and the resulting future contingent payments we may be required to make to Pfizer and the Myozyme/Lumizyme patent and technology rights pursuant to a license agreement with Synpac based on forecasted future Net Sales of Myozyme/Lumizyme and the milestone payments we may be required to make to Synpac. These contingent payments will be recorded as intangible assets when the payments are accrued; and

•
the technology intangible assets resulting from our acquisition of the worldwide rights to Fludara, which are being amortized based on the forecasted future sales of Fludara.

NOTE H. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

        Formerly, we included our MS business unit under the caption "Other." As a result of our 2009 acquisition of certain products and development programs from Bayer, our MS business unit is now reported separately. As a result of this change, goodwill of  $318.1 million was transferred from "Other" to the Multiple Sclerosis reporting segment. Prior year balances were revised to conform to our 2009 presentation.

        The following table contains the change in our goodwill during the years ended December 31, 2008 and 2009 (amounts in thousands):

	Personalized Genetic Health	Renal and Endocrinology	Biosurgery	Hematology and Oncology	Multiple Sclerosis	Other	Total
Goodwill	$339,563	$319,882	$110,377	$375,911	$318,059	$262,073	$1,725,865
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of December 31, 2007	339,563	319,882	7,585	375,911	318,059	42,828	1,403,828
Net exchange differences arising during the period	—	—	—	—	—	(2,731)	(2,731)
Other changes in carrying amounts during the period	—	—	(1)	(22)	—	—	(23)

Balance as of December 31, 2008	339,563	319,882	7,584	375,889	318,059	40,097	1,401,074
Net exchange differences arising during the period	—	—	—	—	—	1,925	1,925
Other changes in carrying amounts during the period	—	—	—	—	—	364	364

Balance as of December 31, 2009	$339,563	$319,882	$7,584	$375,889	$318,059	$42,386	$1,403,363

Goodwill	$339,563	$319,882	$110,376	$375,889	$318,059	$261,631	$1,725,400
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of December 31, 2009	$339,563	$319,882	$7,584	$375,889	$318,059	$42,386	$1,403,363

(1)
Accumulated impairment losses include:

•
a  $102.8 million pre-tax charge recorded in 2003 to write off the goodwill of our Biosurgery reporting segment's orthopaedics reporting unit; and

•
a  $219.2 million pre-tax charge recorded in 2006 to write off the goodwill of our genetic testing reporting unit.

        We are required to perform impairment tests related to our goodwill annually, which we perform in the third quarter of each year, and whenever events or changes in circumstances suggest that the carrying value of an asset may not be recoverable. For 2009, 2008 and 2007, we completed the required annual impairment tests for our  $1.4 billion of goodwill that had been recorded as of September 30, 2009 and 2008 and  $1.3 billion of goodwill that had been recorded as of September 30, 2007 and determined that no impairment charges were required. In December 2008, we filed an IND for our advanced phosphate binder, Genz-644470. However, in November 2009, we discontinued this program because the results of a phase 2/3 clinical study of the advanced phosphate binder did not demonstrate significant improvement in phosphate lowering compared to Renvela. Upon discontinuation of this program, we updated the annual goodwill impairment test that had been performed for our renal reporting unit in the third quarter of 2009. We determined that the fair value of our renal reporting unit continued to exceed its carrying value, and, therefore, no impairment charge was required as a result of the termination of our advanced phosphate binder program.

Other Intangible Assets

        The following table contains information about our other intangible assets for the periods presented (amounts in thousands):

	As of December 31, 2009			As of December 31, 2008
	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets
Finite-lived other intangible assets:
Technology(1)	$2,180,232	$(877,611)	$1,302,621	$1,919,074	$(692,235)	$1,226,839
Distribution rights(2)	440,521	(227,726)	212,795	399,768	(170,892)	228,876
Patents	188,651	(131,898)	56,753	194,560	(121,763)	72,797
License fees	98,647	(47,052)	51,595	98,123	(39,824)	58,299
Customer lists	87,423	(43,822)	43,601	83,729	(34,271)	49,458
Trademarks	60,608	(47,623)	12,985	60,556	(42,194)	18,362
Other	—	—	—	2,039	(1,972)	67

Total finite-lived other intangible assets	3,056,082	(1,375,732)	1,680,350	2,757,849	(1,103,151)	1,654,698
Indefinite-lived other intangible assets:
IPR&D(3)	632,912	—	632,912	—	—	—

Total other intangible assets	$3,688,994	$(1,375,732)	$2,313,262	$2,757,849	$(1,103,151)	$1,654,698

(1)
Includes an additional  $261.4 million of gross technology intangible assets resulting from our acquisition of the worldwide rights to the oncology products Campath, Fludara and Leukine from Bayer in May 2009. Of this amount:

  •
   $71.0 million is related to Campath and will be amortized over ten years;

  •
   $182.1 million is related to Fludara and will be amortized over five years; and

  •
   $8.3 million is related to Leukine and will be amortized over twelve years.

(2)
Includes an additional  $41.9 million in 2009 for additional payments made or accrued in connection with the reacquisition of the Synvisc sales and marketing rights from Wyeth in January 2005. In addition, we will make a series of additional contingent royalty payments to Wyeth based on the volume of Synvisc sales in the covered territories. To date,  $287.5 million of the maximum amount payable under the agreement has been paid. We anticipate completing the contingent royalty payments to Wyeth during the first quarter of 2010.

(3)
Includes capitalized IPR&D totaling  $632.9 million related to our acquisition of the worldwide rights to alemtuzumab for MS from Bayer in May 2009, including  $445.3 million related to the development of the product for sale in the United States and  $187.6 million for the development of the product for sale outside of the United States.

        All of our finite-lived other intangible assets are amortized over their estimated useful lives.

        As of December 31, 2009, the estimated future amortization expense for our finite-lived other intangible assets for the five succeeding fiscal years and thereafter is as follows (amounts in thousands):

Year Ended December 31,	Estimated Amortization Expense(1)(2)
2010	$312,076
2011	304,138
2012	229,408
2013	150,452
2014	118,310
Thereafter	372,186
(1)
Includes estimated future amortization expense for:

•
the Synvisc distribution rights based on the forecasted respective future sales of Synvisc and the resulting future contingent payments we may be required to make to Wyeth and the Myozyme patent and technology rights pursuant to a license agreement with Synpac based on forecasted future sales of Myozyme and the milestone payments we may be required to make to Synpac. These contingent payments will be recorded as intangible assets when the payments are accrued; and

•
the technology intangible assets resulting from our acquisition of the worldwide rights to the oncology products Campath, Leukine and Fludara, of which:

•
the assets related to Campath and Leukine are being amortized on a straight-line basis; and

•
the asset related to Fludara is being amortized based on the forecasted future sales of Fludara.

(2)
Excludes future amortization expense related to the  $240.2 million of technology recorded effective January 1, 2008 related to our consolidation of the results of BioMarin/Genzyme LLC, because such amortization is entirely offset by the corresponding amortization of a noncurrent liability related to the consolidation of BioMarin/Genzyme LLC.

Investment in BioMarin/Genzyme LLC 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
EQUITY METHOD INVESTMENTS.
EQUITY METHOD INVESTMENTS

9. Investment in BioMarin/Genzyme LLC

        We and BioMarin have entered into agreements to develop and commercialize Aldurazyme, a recombinant form of the human enzyme alpha-L-iduronidase, used to treat an LSD known as mucopolysaccharidosis, or MPS, I. Under the relationship, an entity we formed with BioMarin in 1998 called BioMarin/Genzyme LLC has licensed all intellectual property related to Aldurazyme and other collaboration products on a royalty-free basis to BioMarin and us. BioMarin holds the manufacturing rights and we hold the global marketing rights. We are required to pay BioMarin a tiered royalty payment ranging from 39.5% to 50% of worldwide net product sales of Aldurazyme.

        Prior to January 1, 2010, we determined that we were the primary beneficiary of BioMarin/Genzyme LLC and, as a result, we:

  •
  consolidated the income (losses) of BioMarin/Genzyme LLC and recorded BioMarin's portion of BioMarin/Genzyme LLC's income (losses) as minority interest in our consolidated statements of operations; and

  •
  recorded the assets and liabilities of BioMarin/Genzyme LLC in our consolidated balance sheets at fair value.

        Effective January 1, 2010, in accordance with new guidance we adopted for consolidating variable interest entities, we were required to reassess our designation as primary beneficiary of BioMarin/Genzyme LLC. Under the new guidance, the entity with the power to direct the activities that most significantly impact a variable interest entity's economic performance is the primary beneficiary. We have concluded that BioMarin/Genzyme LLC is a variable interest entity, but does not have a primary beneficiary because the power to direct the activities of BioMarin/Genzyme LLC that most significantly impact its performance, is, in fact, shared equally between us and BioMarin through our commercialization rights and BioMarin's manufacturing rights. Effective January 1, 2010, we no longer consolidate the results of BioMarin/Genzyme LLC and instead record our portion of the results of BioMarin/Genzyme LLC in equity in loss of equity method investments in our consolidated statements of operations. For the three and six months ended June 30, 2010, the results of BioMarin/Genzyme LLC and our portion of the results of BioMarin/Genzyme LLC were not significant.

NOTE J. EQUITY METHOD INVESTMENTS

        Our equity method investments are included in other noncurrent assets in our consolidated balance sheets and were not significant at both December 31, 2009 and 2008.

        The following tables describe:

  •
  our portion of the net income (loss) of each equity method investment for the periods presented, which we have recorded as income (charges) to equity in income (loss) of equity method investments in our consolidated statements of operations (amounts in millions); and

  •
  total net income (loss) of each equity method investment for the periods presented (amounts in millions).

	Our Portion of the Net Income (Loss) of Our Equity Method Investments			Total Income (Loss) of Our Equity Method Investments
Equity Method Investment	2009	2008	2007	2009	2008	2007
BioMarin/Genzyme LLC	$—	$—	$30.1	$—	$—	$60.2
Bioenvision(1)	—	—	(21.1)	—	—	(9.6)
Other	—	0.2	(1.6)	—	0.4	(9.4)

Totals	$—	$0.2	$7.4	$—	$0.4	$41.2

(1)
For the period from July 10, 2007 through October 22, 2007, we accounted for our initial investment in Bioenvision common stock under the equity method of accounting. We completed the acquisition of Bioenvision effective October 23, 2007.

        Condensed financial information for our equity method investees, excluding Bioenvision, is summarized below in aggregate (amounts in thousands):

	For the Years Ended December 31,
	2009	2008	2007
Revenue	$—	$—	$124,203
Gross profit	—	—	97,092
Operating expenses	—	326	(46,656)
Net income	8	370	50,866

	December 31,
	2009	2008
Current assets	$1,593	$1,585
Noncurrent assets	—	—
Current liabilities	351	351
Noncurrent liabilities	—	—

BioMarin/Genzyme LLC

        Through December 31, 2007, our portion of the net income of BioMarin/Genzyme LLC was included in equity in income of equity method investments in our consolidated statements of operations. Effective January 1, 2008, we restructured the relationship regarding the manufacturing and commercialization of Aldurazyme by entering into several new agreements. BioMarin/Genzyme LLC no longer engages in commercial activities related to Aldurazyme and solely:

  •
  holds the intellectual property relating to Aldurazyme and other collaboration products; and

  •
  engages in research and development activities that are mutually selected and funded by BioMarin and us, the costs of which are shared equally.

Under the restructured relationship, BioMarin/Genzyme LLC licensed all intellectual property relating to Aldurazyme and other collaboration products on a royalty-free basis to BioMarin and us. BioMarin holds the manufacturing rights and we hold the global marketing rights. We pay BioMarin a tiered payment ranging from 39.5% to 50% of worldwide net product sales of Aldurazyme.

        As a result of the restructuring of our relationship with BioMarin/Genzyme LLC, effective January 1, 2008, we began consolidating the results of BioMarin/Genzyme LLC. Upon consolidation of BioMarin/Genzyme LLC, we recorded the assets and liabilities of the joint venture in our consolidated balance sheets at fair value. The value of the intellectual property of the joint venture of approximately  $480.5 million was recorded as an intangible asset in our consolidated balance sheets. The consolidation also included a corresponding noncurrent liability for the same amount which represented the encumbered value of the intellectual property which had been out licensed to us and BioMarin for no consideration. The intangible asset and noncurrent liability are being amortized over a period of 20 years. We recorded BioMarin's portion of the joint venture's losses, the amount of which was not significant for the years ended December 31, 2009 and 2008, as minority interest in our consolidated statements of operations.

Investment in Isis Pharmaceuticals, Inc. Common Stock 10Q	6 Months Ended
Jun. 30, 2010
Investment in Isis Pharmaceuticals, Inc. Common Stock
Investment in Isis Pharmaceuticals, Inc. Common Stock

10. Investment in Isis Pharmaceuticals, Inc. Common Stock

        We review for potential impairment the carrying value of each of our strategic investments in equity securities on a quarterly basis. The closing price per share of Isis Pharmaceuticals, Inc, or Isis, common stock exhibited volatility during 2009 and the six months ended June 30, 2010 and has remained below our historical cost since September 1, 2009, with closing prices since that date ranging from a high of  $15.69 per share to a low of  $8.66 per share. We considered all available evidence in assessing the decline in value of our investment in Isis common stock, including investment analyst reports and Isis's expected results and future outlook. However, despite such evidence if the fair value of any of our investments remain below our historical cost for a consecutive nine months, we will generally conclude that it is unclear over what period the stock price of our investment would recover and that any evidence suggesting that the investment would recover to at least our historical cost is not sufficient to overcome the presumption that the current market price is the best indicator of the value of this investment. Accordingly, given the significance and duration of the decline in value of our investment in Isis common stock as of June 30, 2010, we considered the decline in value of this investment to be other than temporary and we recorded a  $32.3 million impairment charge to losses on investment in equity securities, net in our consolidated statements of operations for the three and six months ended June 30, 2010.

Long-Term Debt 10Q	6 Months Ended
Jun. 30, 2010
Long-Term Debt
Long-Term Debt

11. Long-Term Debt

  2015 and 2020 Senior Notes

        In June 2010, we sold  $500.0 million aggregate principal amount of our 2015 Notes and  $500.0 million aggregate principal amount of our 2020 Notes through institutional private placements to fund the  $1.0 billion payment under our accelerated share repurchase agreement, as discussed in Note 12., "Stockholders' Equity," to these consolidated financial statements. We received net proceeds from the sale of the Notes of approximately  $986.6 million, after deducting commissions and other expenses related to the offerings. We recorded the net proceeds in our consolidated balance sheets as of June 30, 2010 as:

  •
  a  $7.7 million increase to other noncurrent assets for the capitalized debt offering costs, including  $6.3 million for commissions and  $1.4 million of other offering expenses; and
  •
  a  $1.0 billion increase to long-term liabilities for the principal of the Notes, offset by  $5.7 million for the debt discount on the Notes.

Both the debt offering costs and debt discount will be amortized to interest expense in our consolidated statements of operations. The debt offering costs have been allocated proportionately to our 2015 Notes and our 2020 Notes and are being amortized based on the term of each such group of the Notes. The debt discount for each group of the Notes will be amortized using the effective interest method. The 2015 Notes mature in June 2015 and the 2020 Notes mature in June 2020. Interest accrues on the Notes from June 17, 2010 and is payable semi-annually in arrears on June 15 and December 15 of each year starting on December 15, 2010.

        The Notes are our senior unsecured obligations and rank equally in right of payment with all of our other senior unsecured indebtedness from time to time outstanding. The Notes are fully and unconditionally guaranteed by one of our subsidiaries that also guarantees our indebtedness under our 2006 revolving credit facility. We may redeem the Notes in whole or in part at any time at a redemption price equal to the greater of:

  •
  100% of the principal amount of the Notes redeemed; or

  •
  the sum of the present values of the remaining scheduled payments of interest and principal thereon discounted at the Treasury Rate plus 25 basis points in the case of our 2015 Notes and 30 basis points in the case of our 2020 Notes.

We may be required to offer to repurchase the Notes at a purchase price equal to 101% of their principal amount if we are subject to certain changes of control.

Revolving Credit Facility

        In July 2006, we entered into a five-year  $350.0 million senior unsecured revolving credit facility with JPMorgan Chase Bank, N.A., as administrative agent, Bank of America, N.A., as syndication agent, ABN AMRO Bank N.V., Citizens Bank of Massachusetts and Wachovia Bank, National Association, as co-documentation agents, and a syndicate of lenders, which we refer to as our 2006 revolving credit facility. The proceeds of loans under our 2006 revolving credit facility can be used to finance working capital needs and for general corporate purposes. We may request that our 2006 revolving credit facility be increased at any time by up to an additional  $350.0 million in the aggregate, subject to the agreement of the lending banks, as long as no default or event of default has occurred or is continuing and certain other customary conditions are satisfied. Borrowings under our 2006 revolving credit facility will bear interest at various rates depending on the nature of the loan.

        As of June 30, 2010, we had approximately  $9 million of outstanding standby letters of credit and no borrowings, resulting in approximately  $341 million of available credit under our 2006 revolving credit facility, which matures July 14, 2011. The terms of this credit facility include various covenants, including financial covenants that require us to meet minimum interest coverage ratios and maximum leverage ratios. As of June 30, 2010, we were in compliance with these covenants.

Stockholders' Equity 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

12. Stockholders' Equity

Share Repurchase Plan

        In April 2010, our board of directors authorized a  $2.0 billion share repurchase plan consisting of the near-term purchase of  $1.0 billion of our common stock to be financed with proceeds of newly issued debt, and the purchase of an additional  $1.0 billion of our common stock by June 2011. On June 17, 2010, we entered into an accelerated share repurchase agreement with Goldman Sachs & Co., or Goldman Sachs, under which we will repurchase  $1.0 billion worth of shares of our common stock. Our effective per share purchase price will be based generally on the average of the daily volume weighted average prices per share of our common stock, less a discount, calculated during a period of up to four months. In connection with this agreement, we paid  $1.0 billion to Goldman Sachs and received 15.6 million shares, of which:

  •
   $800.0 million, or 80%, represents the value, based on the closing price of our common stock on June 17, 2010, of the 15.6 million shares of our common stock that Goldman Sachs delivered to us; and

  •
   $200.0 million, or 20%, represents an advance payment that, depending on our effective per share purchase price, either will cover additional shares Goldman Sachs may be required to deliver to us or will be applied towards any additional amount that may be owed by us if our effective per share purchase price exceeds the closing price of our common stock on June 17, 2010.

We recorded the  $1.0 billion payment to the bank as a decrease to stockholders' equity in our consolidated balance sheet as of June 30, 2010, consisting of decreases of  $0.2 million in common stock and  $799.8 million in additional paid-in capital as well as a  $200.0 million share purchase contract receivable for the advance payment described above.

        The total number of shares ultimately repurchased will not be known until the calculation period ends and a final settlement occurs. Upon final settlement, we will either receive a settlement amount of additional shares of our common stock or be required to remit a settlement amount, payable, at our option, in cash or common stock. Shares repurchased under this agreement will be deemed authorized shares that are no longer outstanding.

Modification of Certain Stock Options and RSUs

        On May 26, 2010, in connection with our plan to approve strategic alternatives for our genetic testing, diagnostic products and pharmaceutical intermediates business units, the compensation committee of our board of directors approved certain modifications to the stock options and RSUs previously granted to the employees of those business units, to be effective as of the date of divestiture of each business unit. The post-termination exercise period for these stock options was modified to extend the post-termination exercise period from three months to one year. We used Black-Scholes valuation models, based on the following assumptions, to determine the valuation adjustment required for the extension of the post-termination exercise period, and recorded stock-based compensation expense using an expected term of seven months:

	New Post-Termination Period	Original Post-Termination Period
Grant date fair value as of May 26, 2010	$50.00	$50.00
Term	19 months	10 months
Dividend	0	0
Volatility	38.00%	30.00%
Risk-free interest rate	0.63%	0.32%

        Based on our analysis, we recorded an additional  $9.1 million of stock-based compensation expense in our consolidated statements of operations for the three months ended June 30, 2010 for the valuation adjustment related to the modification of these stock options.

        On May 26, 2010, the compensation committee of our board of directors also approved the following modifications to certain RSUs granted to the employees of these three business units, to be effective as of the date of divestiture for each business unit, including:

  •
  acceleration of the vesting of the RSUs granted in May 2008; and

  •
  pro-ration of the vesting of the RSUs granted in May 2009 over a 19-month, instead of a three-year, period.

        Prior to these modifications, the RSUs granted in May 2008 had a grant date fair value of  $68.48 per share and the RSUs granted in May 2009 had a grant date fair value of  $58.66 per share based on the closing price of our common stock at the date of each grant. The modifications triggered a new measurement date for these RSUs and, as a result, we revalued these RSUs based on a new grant date fair value of  $50.00 per share, the closing price of our common stock on the date of modification. We recorded a net reduction in stock-based compensation for these RSUs of  $(2.9) million in our consolidated statements of operations for the three months ended June 30, 2010 to adjust the cumulative stock-based compensation expense recorded for these RSUs for the modifications, including:

  •
   $(8.3) million for the reversal of the cumulative to-date stock-based compensation expenses recorded through May 25, 2010, prior to the modifications; offset, in part, by

  •
   $5.4 million of stock-based compensation expenses for the period from May 26, 2010 through June 30, 2010 based on the new, reduced grant date fair value of these awards.

We expect to record approximately  $13 million of additional stock-based compensation expense for these RSUs during the second half of 2010 as a result of these modifications.

Long-Term Incentive Program for Senior Executives

        From 2007 through 2009, our long-term incentive program for senior executives was comprised of equity awards in the form of time vesting stock options and time vesting RSUs. Beginning with 2010, the equity vehicles for our long-term incentive program for senior executives includes a combination of:

  •
  time vesting stock options; and
  •
  performance and market vesting awards comprised of PSUs, tied to the achievement of pre-established performance and market goals over a three-year performance period, and cash.

Approximately half of each senior executive's grant consists of time vesting stock options with the remainder in PSUs.

        For the 2010 through 2012 performance period, the performance metrics are:

  •
  cash flow return on invested capital; and

  •
  R-TSR measured against the performance of a subset of biotechnology peer companies (currently 28 companies) in the S&P 500 Health Care Index.

        Each metric is weighted equally. For both metrics, performance between the threshold level and the target level will be awarded in PSUs. The PSUs will be paid out in shares of our stock at the end of the three-year period if performance between the threshold level and target level is achieved. If performance above the target level is achieved, the portion of the award above the target level will be paid out in cash up to a predetermined maximum cash award. Since it is possible that the PSUs may not pay out at all, it is completely "at risk" compensation.

        In January 2010, the compensation committee of our board of directors approved a range for the three-year cash flow return on invested capital metric of 85% to 115%. For performance between 85% and 100% of the cash flow return on invested capital target, the payout range is 50% to 100% of the senior executive's target PSU award associated with this performance measure. Performance between 101% and 115% of the cash flow return on invested capital target will result in a cash payment that will be awarded based on performance achieved between target and maximum levels, up to a predetermined maximum.

        The committee also approved the following performance levels for R-TSR:

Performance Level	Percentile Rank
Threshold	40th
Target	65th
Maximum	75th

        For performance between the R-TSR threshold and target levels, the payout range is 35% to 100% of the senior executive's target PSU award associated with this performance measure. R-TSR performance between the target and maximum levels will result in a cash payment that will be awarded based on performance achieved between target and maximum levels, up to a predetermined maximum.

        If a participating senior executive's employment is terminated before the end of the performance period because of death, disability or retirement, payment of the PSU will be pro-rated to the date of termination based upon the company's actual achievement of performance levels at the end of the performance period. Upon a change in control, payment of a PSU will be paid out at the target performance level and pro-rated to the date of the change of control.

PSUs

        During the six months ended June 30, 2010, we granted a total of 223,066 PSUs with a weighted average grant date fair value of  $49.86 per share to senior executives under our 2004 Equity Plan. The PSUs are subject to the attainment of certain performance criteria established at the beginning of the performance period, as described above, and cliff vest at the end of the performance period, which ends December 31, 2012. Compensation expense associated with our PSUs is initially based upon the number of shares expected to vest after assessing the probability that certain performance criteria will be met and the associated targeted payout level that is forecasted will be achieved, net of estimated forfeitures. Compensation expense for our PSUs is recognized over the applicable performance period, adjusted for the effect of estimated forfeitures.

        The fair value of PSUs subject to the cash flow return on investment performance metric, which includes both performance and service conditions, is estimated based on the market value of our stock on the date of grant. We use a lattice model with a Monte Carlo simulation to determine the fair value of PSUs subject to the R-TSR performance metric, which includes both market and service conditions. The lattice model requires various highly judgmental assumptions to determine the fair value of the awards. This model samples paths of our stock price and the stock prices of a group of peer companies in the S&P 500 Health Care Index, which we refer to as the Peer Group, and calculates the resulting change in cash flow multiple at the end of the forecasted performance period. This model iterates these randomly forecasted results until the distribution of results converge on a mean or estimated fair value.

        We used the following assumptions to determine the fair value of these awards:

Expected dividend yield	0%
Range of risk free rate of return	1.33%-1.45%
Range of our expected stock price volatility	35.11%-36.06%
Range of Peer Group expected stock price volatility	21.27%-60.32%
Range of our average closing stock prices on the grant dates	$51.83- $56.50
Range of Peer Group average closing stock prices on the grant dates	$7.22- $348.13
Range of our historical total shareholder return on the grant dates	5.75%-15.28%
Range of historical total shareholder return for the Peer Group on the grant dates	(19.78)%-23.22%

Stock-Based Compensation Expense, Net of Estimated Forfeitures

        We allocated pre-tax stock-based compensation expense, net of estimated forfeitures, based on the functional cost center of each employee as follows (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Pre-tax stock-based compensation expense, net of estimated forfeitures(1)	$(44,694)	$(65,167)	$(92,335)	(109,773)
Less: tax benefit from stock options	13,476	15,144	26,548	27,733

Total stock-based compensation expense, net of tax	$(31,218)	$(50,023)	$(65,787)	$(82,040)

(1)
We also capitalized the following amounts of stock-based compensation expense to inventory, all of which is attributable to participating employees that support our manufacturing operations (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Stock-based compensation expense capitalized to inventory	$4,038	$5,729	$7,840	$9,141

        We amortize stock-based compensation expense capitalized to inventory based on inventory turns.

        At June 30, 2010, there was  $275.6 million of pre-tax stock-based compensation expense, net of estimated forfeitures, related to unvested awards not yet recognized which is expected to be recognized over a weighted average period of 2.2 years.

NOTE M. STOCKHOLDERS' EQUITY

Preferred Stock

	At December 31, 2008 and 2009
Series	Authorized	Issued	Outstanding
Series A Junior Participating, $0.01 par value	3,000,000	—	—
Undesignated	7,000,000	—	—

	10,000,000	—	—

        Our charter permits us to issue shares of preferred stock at any time in one or more series. Our board of directors will establish the preferences, voting powers, qualifications, and special or relative rights or privileges of any series of preferred stock before it is issued.

Common Stock

        The following table describes the number of authorized and outstanding shares of our common stock at December 31, 2009 and 2008:

		Outstanding at December 31,
Series	Authorized	2009	2008
Genzyme Stock, $0.01 par value	690,000,000	265,696,834	270,704,169

Directors' Deferred Compensation Plan

        Each member of our board of directors who is not also one of our employees may defer receipt of all or a portion of the cash compensation payable to him or her as a director and receive either cash or stock in the future. Under this plan, the director may defer his or her compensation until his or her services as a director cease or until another date specified by the director.

        Under a deferral agreement, a participant indicates the percentage of deferred compensation to allocate to cash and stock, upon which a cash deferral account and a stock deferral account are established. The cash account bears interest at the rate paid on 90-day Treasury bills with interest accruing quarterly. The stock account is for amounts invested in hypothetical shares of Genzyme Stock. These amounts are converted into hypothetical shares quarterly at the average closing price of Genzyme Stock for all trading days during the quarter.

        Distributions are paid in a lump sum or in annual installments for up to five years. Payments begin the year following a director's termination of service or, subject to certain restrictions, in a year elected by the participant. As of December 31, 2009, five of the eight eligible directors had established accounts under this plan, and three of these directors are currently deferring their compensation. We have reserved 105,962 shares of Genzyme Stock to cover distributions credited to stock accounts under the plan. We had not made any stock distributions under this plan as of December 31, 2009. As of December 31, 2009, we have made cash distributions totaling  $69,492 to one director under the terms of his deferral agreement.

Stock Repurchase Program

        In May 2007, our board of directors authorized a stock repurchase program to repurchase 20,000,000 shares of our outstanding common stock over a three year period that began in June 2007. The board authorized the expenditure of up to  $1.5 billion to purchase those shares. The repurchases are being made from time to time and can be effectuated through open market purchases, privately negotiated transactions, transactions structured through investment banking institutions, or by other means, subject to management's discretion and as permitted by securities laws and other legal requirements. The manner of the purchase, the amount that we spend and the number of shares we ultimately purchase will be based on a range of factors, including share price. The program does not obligate us to acquire any particular amount of common stock and the program may be suspended at any time at our discretion.

        During the year ended December 31, 2009, we repurchased 7,500,000 shares of our common stock under this program at an average price of  $55.16 per share for a total of  $413.9 million in cash, including fees. Since June 2007, when we first began repurchasing shares of our common stock under this program, we have repurchased a cumulative total of 13,000,000 shares of our common stock at an average price of  $60.63 per share for a total of  $788.5 million in cash, including fees. We recorded the repurchases in our consolidated balance sheets as a reduction to our common stock account for the par value of the repurchased shares and as a reduction to our additional paid-in capital account.

Stock-Based Compensation

Equity Plans

        The purpose of each of our equity plans is to attract, retain and motivate our key employees, consultants and directors. Awards granted under these plans can be either incentive stock options, or ISOs, nonstatutory stock options, or NSOs, RS or RSUs, as specified in the individual plans. Shares issued under all of our plans are funded through the issuance of new shares. The following table contains information about our equity plans:

			As of December 31, 2009
Plan Name	Group Eligible	Type of Award Granted	Awards Reserved for Issuance	Awards Outstanding	Awards Available for Grant
2004 Equity Incentive Plan(1)	All key employees and consultants	ISO/NSO/RS/RSU	35,052,286	29,721,887	5,330,399
2001 Equity Incentive Plan(1)	All key employees and consultants	ISO/NSO	6,773,548	6,749,303	24,245
2007 Director Equity Plan(2)	Non-employee board members	NSO/RS/RSU	775,891	661,983	113,908
Assumed Options(3)			77,779	77,779	—

			42,679,504	37,210,952	5,468,552

(1)
The exercise price of option grants may not be less than the fair market value of Genzyme Stock at the date of grant. Option grants have a maximum term of ten years and RSUs generally have cliff vesting in three years. The compensation committee of our board of directors, or its delegates as applicable, determines the terms and conditions of each award, including who among eligible persons will receive awards, the form of payment of the exercise price of stock options, the number of shares granted, the vesting schedule and the terms of exercise or release.

(2)
Options and RSUs are automatically granted on the date of our annual shareholders meeting or at a director's initial appointment to the board. Options have an exercise price equal to the fair market value of Genzyme Stock on the date of grant and expire ten years after the initial grant date. Options and RSUs vest on the date of the next annual shareholders meeting following the date of grant.

(3)
Consists of options we assumed through our acquisitions.

        In 2009, 2008 and 2007, we accounted for options granted to our employees and directors using the Black-Scholes valuation model to measure stock option expense at the date of grant. All stock option grants have an exercise price equal to the fair market value of Genzyme Stock on the date of grant and generally have a 10-year term and vest in increments, generally over four years from the date of grant, although we may grant options with different vesting terms from time to time. Upon termination of employment other than by death, disability or change of control, unvested options are cancelled, and any unexercised vested options will expire three months after the employee's termination date. Excluding our directors who are not employees, when an employee meets a retirement eligibility age of 60 with at least five years of service, upon termination (except for cause) the employee's options automatically become fully vested and will expire three years after the employee's termination date or on the original expiration date set at the time the options were granted, whichever is earlier. When a director leaves the board, unvested options are cancelled and any unexercised vested options will expire at the end of their term. We recognize stock-based compensation expense for each grant on a straight-line basis over the employee's or director's requisite service period, generally the vesting period of the award. Additionally, stock-based compensation expense related to stock options includes an estimate for pre-vesting forfeitures. We recognize stock-based compensation expense immediately for awards granted to retirement eligible employees or over the period from the grant date to the date retirement eligibility is achieved, if that is expected to occur during the nominal vesting period. For stock-based compensation expense recognition purposes only, grants to retirement eligible employees prior to January 1, 2006 are not subject to accelerated vesting and expense is recognized over the nominal vesting period.

        We award time vesting RSUs to employees that generally vest no sooner than one-third per year over three years on the anniversary of the date of grant if the employee has reached the retirement eligibility threshold, or upon the third anniversary of the date of grant, provided the employee remains continuously employed with us. Shares of Genzyme Stock will be delivered to the employee upon vesting, subject to payment of applicable withholding taxes. Time vesting RSUs awarded to our directors for service on our board of directors vest on the date of the next annual meeting of shareholders following the date of grant, provided that the director continues to serve on our board of directors through the vesting date. Shares of Genzyme Stock will be delivered to the director upon vesting. The fair value of all time vesting RSUs is based on the market value of Genzyme Stock on the date of grant. We recognize compensation expense for our RSUs, including the effect of forfeitures, over the applicable service period.

ESPP

        Our 2009 ESPP was approved by shareholders in May 2009, and succeeds our 1999 ESPP. The ESPP allows employees to purchase our stock at a discount. Under this plan, the purchase price per share of Genzyme Stock is 85% of the lower of the fair market value of Genzyme Stock at the beginning of an enrollment period or on the applicable purchase date. Employees working at least 20 hours per week may elect to participate in our ESPP during specified open enrollment periods, which occur twice each year shortly before the start of each new enrollment period. New enrollment periods begin on the first trading day of January and July and each enrollment period lasts two years. Employee contributions for each enrollment period are automatically used to purchase stock on behalf of each participating employee on eight pre-determined purchase dates during the two-year enrollment period, which occur once every three months, in January, April, July and October. We place limitations on the total number of shares of stock that employees can purchase under the plan in a given year.

Stock-Based Compensation Expense, Net of Estimated Forfeitures

        We recorded the following amounts of pre-tax stock-based compensation expense, net of estimated forfeitures, and related tax benefits for the years ended December 31, 2009, 2008 and 2007 (amounts in thousands, except per share amounts):

	For the Years Ended December 31,
	2009	2008	2007
Pre-tax stock-based compensation expense, net of estimated forfeitures	$(204,115)	$(186,973)	$(189,950)
Less: tax benefit of stock options	53,434	56,740	58,148

Stock-based compensation expense, net of tax	$(150,681)	$(130,233)	$(131,802)

Per basic and diluted share	$(0.56)	$(0.49)	$(0.50)

(1)
We capitalized  $16.4 million in 2009,  $13.9 million in 2008 and  $13.5 million in 2007, of stock-based compensation expense to inventory, all of which is attributable to participating employees that support our manufacturing operations. We amortize stock-based compensation expense capitalized to inventory based on inventory turns.

        At December 31, 2009, there was approximately  $238 million of pre-tax stock-based compensation expense, net of estimated forfeitures, related to unvested awards not yet recognized which is expected to be recognized over a weighted average period of two years.

Valuation Assumptions for Stock Option Plans and ESPP

        We use the Black-Scholes option valuation model to determine the amount of employee stock-based compensation expense to recognize in our consolidated statements of operations. Option valuation models require the input of subjective assumptions and these assumptions can vary over time. The weighted average assumptions used are as follows:

	For the Years Ended December 31,
	2009	2008	2007
Risk-free interest rate	2%	2%	4%
Dividend yield	0%	0%	0%
Expected option life (in years)—directors	7	7	7
Expected option life (in years)—officers	6	6	6
Expected option life (in years)—other senior managers	5	5	4
Expected option life (in years)—all other employees	4	4	4
Volatility-stock options	32%	27%	28%
Volatility-ESPP	42%	27%	23%

        The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of grant. The dividend yield percentage is zero because we do not currently pay dividends nor intend to do so during the expected option life. We used historical data from exercises of our stock options and other factors to estimate the expected option life (in years), or term, of the share-based payments granted. We determined the volatility rate for our stock options based on the expected term of the equity award granted. We determine separate volatility rates for each enrollment under our ESPP based on the period from the commencement date of each enrollment to each applicable purchase date. Stock option expense in future periods will be based upon the Black-Scholes values determined at the date of each grant or the date of each purchase under our ESPP.

Stock Option Plan Activity

        The following table contains information regarding our stock option activity for the year ended December 31, 2009:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2008	31,850,152	$55.39
Granted	2,099,955	$58.61
Exercised	(1,368,273)	$33.18
Forfeited and cancelled	(484,246)	$87.16

Outstanding at December 31, 2009	32,097,588	$56.09	5.37	$76,034,685

Vested and expected to vest at December 31, 2009	31,977,058	$56.07	5.36	$76,034,685

Exercisable at December 31, 2009	25,655,170	$54.41	4.71	$76,034,685

        The following table contains information regarding the pre-tax intrinsic value of our stock options and the weighted average grant date fair value per share of stock granted under our stock option plans for the periods presented (amounts in thousands, except per share amounts):

	For the Years Ended December 31,
	2009	2008	2007
Pre-tax intrinsic value of options exercised	$36,421	$176,048	$153,772
Weighted average grant date fair value per share of stock granted under our stock option plans	$18.80	$19.24	$19.39

Time Vesting RSU Activity

        The following table contains information regarding our time vesting RSUs for the year ended December 31, 2009:

	Shares Under Award	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2008	2,985,925	$65.87	1.89
Granted	2,352,820	$58.64
Vested and issued	(80,123)
Forfeited and cancelled	(145,258)	$63.18

Outstanding at December 31, 2009	5,113,364	$62.56	1.53	$250,605,970

Vested and expected to vest at December 31, 2009	4,959,699		1.51	$243,074,826

Cumulative shares issued at December 31, 2009	90,599

ESPP Activity

        The following table contains information regarding our ESPP activity for the years ended December 31, 2008 and 2009:

Shares available and issued:
Available for purchase as of December 31, 2007	1,445,791
Shares purchased by employees	(936,105)

Available for purchase as of December 31, 2008	509,686
Additional shares authorized	3,000,000
Adjustment—shares from our 2001 ESPP plan	9,909
Shares purchased by employees	(1,067,192)

Available for purchase as of December 31, 2009	2,452,403

Commitments and Contingencies 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13. Commitments and Contingencies

FDA Consent Decree

        On May 24, 2010, we entered into a consent decree with the FDA relating to our Allston facility. Under the terms of the consent decree, we will pay an upfront disgorgement of past profits of  $175.0 million. Conditioned upon our compliance with the terms of the consent decree, we may continue to ship Cerezyme and Fabrazyme, which are manufactured, filled and finished at the facility, as well as Thyrogen, which is filled and finished at the facility. In the United States, Thyrogen that is filled and finished at the facility will only be distributed based on medical necessity, in accordance with FDA criteria. The consent decree requires us to move our fill-finish operations out of the Allston facility for Thyrogen sold within the United States by November 22, 2010 and for Fabrazyme sold within the United States by November 24, 2010. We must move our fill-finish operations for all products sold outside of the United States by August 31, 2011. If we are not able to meet these deadlines, the FDA can require us to disgorge 18.5% of the revenue from the sale of any products that are filled and finished at the Allston facility after the applicable deadlines.

        The consent decree also requires us to implement a plan to bring the Allston facility operations into compliance with applicable laws and regulations. The plan must address any deficiencies previously reported to us or identified as part of a comprehensive inspection conducted by a third-party expert, who we are required to retain, and who will monitor and oversee our implementation of the plan. In 2009, we began implementing a comprehensive remediation plan, prepared with assistance from our compliance consultant, The Quantic Group, Ltd., or Quantic, to improve quality and compliance at the Allston facility. We intend to revise that plan to include any additional remediation efforts required in connection with the consent decree as identified by Quantic, who we are retaining as the third-party expert under the consent decree. The plan, as revised, which will be subject to FDA approval, is expected to take approximately 3-4 years to complete and will include a timetable of specified compliance milestones. If the milestones are not met in accordance with the timetable, the FDA can require us to pay  $15,000 per day, per affected drug, until these compliance milestones are met. Upon satisfying the compliance requirements in accordance with the terms of the consent decree, we will be required to retain an auditor to monitor and oversee ongoing compliance at the Allston facility for an additional five years. The consent decree is subject to, and effective upon, approval by the U.S. District Court for the District of Massachusetts. The consent decree was filed with the U.S. District Court on May 24, 2010 and we are awaiting the court's approval.

Legal Proceedings

Federal Securities Litigation

        In July 2009 and August 2009, two purported securities class action lawsuits were filed in the U.S. District Court for the District of Massachusetts against us and our President and Chief Executive Officer. The lawsuits were filed on behalf of those who purchased our common stock during the period from June 26, 2008 through July 21, 2009 and allege violations of Section 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. Each of the lawsuits is premised upon allegations that we made materially false and misleading statements and omissions by failing to disclose instances of viral contamination at two of our manufacturing facilities and our receipt of a list of inspection observations from the FDA related to one of the facilities, which detailed observations of practices that the FDA considered to be deviations from good manufacturing practice, or GMP. The plaintiffs seek unspecified damages and reimbursement of costs, including attorneys' and experts' fees. In November 2009, the lawsuits were consolidated in In Re Genzyme Corp. Securities Litigation and a lead plaintiff was appointed. In March 2010, the plaintiffs filed a consolidated amended complaint that extended the class period from October 24, 2007 through November 13, 2009. In June 2010, we filed a motion to dismiss the class action. If the action is not dismissed, we intend to defend this lawsuit vigorously.

Shareholder Demand Letters

        Since August 2009, we have received ten letters from shareholders demanding that our board of directors take action on behalf of Genzyme Corporation to remedy alleged breaches of fiduciary duty by our directors and certain executive officers. The demand letters are primarily premised on allegations regarding our disclosures to shareholders with respect to manufacturing issues and compliance with GMP and our processes and decisions related to manufacturing at our Allston facility. Several of the letters also assert that certain of our executive officers and directors took advantage of their knowledge of material non-public information about Genzyme to illegally sell stock they personally held in Genzyme. Our board of directors has designated a special committee of three independent directors to oversee the investigation of the allegations made in the demand letters and to recommend to the independent directors of the board whether any action should be instituted on behalf of Genzyme Corporation against any officer or director. The committee has retained independent legal counsel. If the independent members of our board of directors were to make a determination that it was in our best interest to institute an action against any officers or directors, any monetary recovery would be to the benefit of Genzyme Corporation. The special committee's investigation is ongoing.

Shareholder Derivative Actions

        In December 2009, two actions were filed by shareholders derivatively for Genzyme's benefit in the U.S. District Court for the District of Massachusetts against our board of directors and certain of our executive officers after a ninety day period following their respective demand letters had elapsed (the "District Court Actions"). In January 2010, a derivative action was filed in Massachusetts Superior Court (Middlesex County) by a shareholder who has not issued a demand letter and in February and March 2010, two additional derivative actions were filed in Massachusetts Superior Court (Suffolk County and Middlesex County, respectively) by two separate shareholders after the lapse of a ninety day period following the shareholders' respective demand letters (collectively, the "State Court Actions").

        The derivative actions in general are based on allegations that our board of directors and certain executive officers breached their fiduciary duties by causing Genzyme to make purportedly false and misleading or inadequate disclosures of information regarding manufacturing issues, compliance with GMP, ability to meet product demand, expected revenue growth, and approval of Lumizyme. The actions also allege that certain of our directors and executive officers took advantage of their knowledge of material non-public information about Genzyme to illegally sell stock they personally held in Genzyme. The plaintiffs generally seek, among other things, judgment in favor of Genzyme for the amount of damages sustained by Genzyme as a result of the alleged breaches of fiduciary duty, disgorgement to Genzyme of proceeds that certain of our directors and executive officers received from sales of Genzyme stock and all proceeds derived from their service as directors or executives of Genzyme, and reimbursement of plaintiffs' costs, including attorneys' and experts' fees. The District Court Actions have been consolidated in In Re Genzyme Derivative Litigation and the plaintiffs have agreed to a joint stipulation staying these cases until our board of directors has had sufficient time to exercise its duties and complete an appropriate investigation, which is ongoing. On July 9, 2010, one of the State Court Actions was dismissed without prejudice for plaintiffs' failure to serve process on the defendants. The Middlesex Court also ordered transfer and consolidation of the remaining two State Court Actions in the Suffolk Superior Court Business Litigation Session. The court has indicated that discovery in that action also will be stayed for some period pending the board of director's completion of its ongoing investigation in response to the shareholders demand.

Fabrazyme Patent Litigation

        In October 2009, Shelbyzyme LLC filed a complaint against us in the U.S. District Court for the District of Delaware alleging infringement of U.S. patent 7,011,831 by "making, using, selling and promoting a method for the treatment of" Fabry disease. The '831 patent, which is directed to a method for treating Fabry disease, was issued in March 2006 and expired in March 2009. The plaintiffs seek damages for past infringement, including treble damages for alleged willful infringement and reimbursement of costs, including attorney's fees. We intend to defend this lawsuit vigorously.

Other Matters

        We are party to a legal action brought by Kayat pending before the District Court in Nicosia, Cyprus. Kayat alleges that we breached a 1996 distribution agreement under which we granted Kayat the right to distribute melatonin tablets in the Ukraine, primarily by not providing products or by providing non-conforming products. Kayat further claims that due to the alleged breach, it suffered lost profits that Kayat claims it would have received under agreements it alleges it had entered into with subdistributors. Kayat also alleges common law fraud and violations of Mass. Gen. L. c. 93A and the Racketeer Influenced and Corrupt Organizations Act. Kayat filed its suit on August 8, 2002 and a trial began in Cyprus in December 2009. Kayat seeks damages for its legal claims and for expenses it claims it has incurred, including legal fees and advertising, promotion and other out-of-pocket expenses. We believe we acted appropriately in all regards, including properly terminating the agreement when we decided to exit the melatonin business, and we intend to defend this lawsuit vigorously.

        We are not able to predict the outcome of the lawsuits and matters described above or estimate the amount or range of any possible loss we might incur if we do not prevail in final, non-appealable determination of these matters. Therefore, we have not accrued any amounts in connection with the lawsuits and matters described above.

        We also are subject to other legal proceedings and claims arising in connection with our business. Although we cannot predict the outcome of these proceedings and claims, we do not believe the ultimate resolution of any of these existing matters would have a material adverse effect on our consolidated financial position or results of operations.

NOTE N. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

Federal Securities Litigation

        In July 2009 and August 2009, two purported securities class action lawsuits were filed in the U.S. District Court for the District of Massachusetts against us and our President and Chief Executive Officer. The lawsuits were filed on behalf of those who purchased our common stock during the period from June 26, 2008 through July 21, 2009 and allege violations of Section 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. Each of the lawsuits is premised upon allegations that we made materially false and misleading statements and omissions by failing to disclose instances of viral contamination at two of our manufacturing facilities and our receipt of a list of inspection observations from the FDA related to one of the facilities, which detailed observations of practices that the FDA considered to be deviations from GMP. The plaintiffs seek unspecified damages and reimbursement of costs, including attorneys' and experts' fees. In November 2009, the lawsuits were consolidated and a lead plaintiff appointed. We intend to defend this lawsuit vigorously.

Shareholder Demand Letters

        Since August 2009, we have received nine letters from shareholders demanding that our board of directors take action on our behalf of Genzyme Corporation to remedy alleged breaches of fiduciary duty by our directors and certain executive officers. The demand letters are primarily premised on allegations regarding our disclosures to shareholders with respect to manufacturing issues and compliance with GMP and our processes and decisions related to manufacturing at our Allston facility. Several of the letters also assert that certain of our executive officers and directors took advantage of their knowledge of material non-public information about Genzyme to illegally sell stock they personally held in Genzyme. Our board of directors has designated a special committee of three independent directors to oversee the investigation of the allegations made in the demand letters and to recommend to the independent directors of the board whether any action should be instituted on behalf of Genzyme Corporation against any officer or director. The committee has retained independent legal counsel. If the independent members of our board of directors were to make a determination that it was in our best interest to institute an action against any officers or directors, any monetary recovery would be to the benefit of Genzyme Corporation. The special committee's investigation is ongoing.

Shareholder Derivative Actions

        In December 2009, two actions were filed by shareholders derivatively for Genzyme's benefit in the U.S. District Court for the District of Massachusetts against our board of directors and certain of our executive officers after a ninety day period following their respective demand letters had elapsed (the "District Court Actions"). In January 2010, a derivative action was filed in Massachusetts Superior Court by a shareholder who has not issued a demand letter (the "January State Court Action"). In February 2010, a derivative action was filed in Massachusetts Superior Court by a shareholder after a ninety day period following the shareholder's demand letter had elapsed. The derivative actions in general are based on allegations that our directors and certain executive officers breached their fiduciary duties by causing Genzyme to make purportedly false and misleading or inadequate disclosures of information regarding manufacturing issues, compliance with GMP, ability to meet product demand, expected revenue growth, and approval of Lumizyme. The actions also allege that certain of our directors and executive officers took advantage of their knowledge of material non-public information about Genzyme to illegally sell stock they personally held in Genzyme. The plaintiffs generally seek, among other things, judgment in favor of Genzyme for the amount of damages sustained by Genzyme as a result of the alleged breaches of fiduciary duty, disgorgement to Genzyme of proceeds that certain of our directors and executive officers received from sales of Genzyme stock and all proceeds derived from their service as directors or executives of Genzyme, and reimbursement of plaintiffs' costs, including attorneys' and experts' fees. The plaintiffs in the District Court Actions have agreed to a joint stipulation consolidating and staying these cases until our board of directors has had sufficient time to exercise its duties and complete an appropriate investigation, which is ongoing. We have filed a motion to dismiss, or in the alternative, stay the January State Court Action. We intend to defend these lawsuits vigorously.

Fabrazyme Patent Litigation

        In October 2009, Shelbyzyme LLC filed a complaint against us in the U.S. District Court for the District of Delaware alleging infringement of U.S. patent 7,011,831 by "making, using, selling and promoting a method for the treatment of" Fabry disease. The '831 patent, which is directed to a method for treating Fabry disease, was issued in March 2006 and expired in March 2009. The plaintiffs seek damages for past infringement, including treble damages for alleged willful infringement and reimbursement of costs, including attorney's fees. We intend to defend this lawsuit vigorously.

Other Matters

        We are party to a legal action brought by Kayat pending before the District Court in Nicosia, Cyprus. Kayat alleges that we breached a 1996 distribution agreement under which we granted Kayat the right to distribute melatonin tablets in the Ukraine, primarily by not providing products or by providing non-conforming products. Kayat further claims that due to the alleged breach, it suffered lost profits that Kayat claims it would have received under agreements it alleges it had entered into with subdistributors. Kayat also alleges common law fraud and violations of Mass. Gen. L. c. 93A and RICO. Kayat filed its suit on August 8, 2002 and a trial began in Cyprus in December 2009. Kayat seeks damages for its legal claims and for expenses it claims it has incurred, including legal fees and advertising, promotion and other out-of-pocket expenses. We believe we acted appropriately in all regards, including properly terminating the agreement when we decided to exit the melatonin business, and we intend to defend this lawsuit vigorously.

        We are not able to predict the outcome of the lawsuits and matters described above or estimate the amount or range of any possible loss we might incur if we do not prevail in final, non-appealable determination of these matters. Therefore, we have not accrued any amounts in connection with the lawsuits and matters described above.

        In April 2005, Church & Dwight Co., Inc., or Church & Dwight, filed a suit in U.S. District Court for the District of New Jersey against Abbott Laboratories, or Abbott, claiming that certain over-the-counter pregnancy tests distributed by Abbott between 1999 and 2003 infringed upon patents owned by Church & Dwight. During part of this period, a portion of the test kits distributed by Abbott were manufactured by Wyntek Diagnostics, Inc., or Wyntek, which had agreed to indemnify Abbott for patent infringement related costs and damages for these products. In 2002, we acquired Wyntek and assumed the obligations under this agreement. In June 2008, the court issued a ruling awarding Church & Dwight approximately  $29 million in damages based on a jury finding of willful infringement by Abbott and in September 2009, Abbott agreed to pay Church & Dwight approximately  $27 million to settle the lawsuit. In November 2009, we paid  $6.0 million to Abbott for a full release of any indemnification obligations we might have had under the agreement between Wyntek and Abbott, which was recorded as a charge to SG&A in our consolidated statements of operations for 2009.

        Through June 30, 2003, we had three outstanding series of common stock, which we referred to as tracking stocks: Genzyme General Stock (which we now refer to as Genzyme Stock); Biosurgery Stock; and Molecular Oncology Stock. On August 6, 2007, we reached an agreement in principle to settle for  $64.0 million the lawsuits related to our 2003 exchange of Genzyme Stock for Biosurgery Stock. We recorded a liability for the settlement payment of  $64.0 million as a charge to SG&A in our consolidated statements of operations for the three months ended June 30, 2007. We paid the settlement in August 2007. The court approved the settlement in October 2007. We have submitted claims to our insurers for reimbursement of portions of the expenses incurred in connection with these cases; the insurers have denied coverage, and therefore, we have not recorded a receivable for any potential recovery from our insurers. In our lawsuit against our primary insurer, the court granted the insurer's motion to dismiss the suit in October 2009. We have appealed this judgment.

        We also are subject to other legal proceedings and claims arising in connection with our business. Although we cannot predict the outcome of these proceedings and claims, we do not believe the ultimate resolution of any of these existing matters would have a material adverse effect on our consolidated financial position or results of operations.

Benefit from (Provision for) Income Taxes 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
Benefit from (Provision for) Income Taxes
INCOME TAXES

14. Benefit from (Provision for) Income Taxes

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
	(Amounts in thousands)
Benefit from (provision for) income taxes	$19,953	$(78,870)	$81,752	$(157,754)
Effective tax rate	(84)%	30%	(41)%	29%

        Our effective tax rate for all periods presented varies from the U.S. statutory tax rate as a result of:

  •
  income and expenses taxed at rates other than the U.S. statutory tax rate;

  •
  our provision for state income taxes;

  •
  domestic manufacturing benefits;

  •
  benefits related to tax credits; and

  •
  non-deductible stock-based compensation expenses totaling  $9.1 million for the three months ended and  $21.0 million for the six months ended June 30, 2010, as compared to  $21.8 million for the three months ended and  $31.5 million for the six months ended June 30, 2009.

        In addition, our tax benefit for both the three and six months ended June 30, 2010 includes:

  •
  tax expenses resulting from the remeasurement of the deferred tax assets related to our acquisition from Bayer in 2009 in the amount of  $9.9 million for the three months ended June 30, 2010 and  $20.6 million for the six months ended June 30, 2010; and

  •
   $10.0 million of tax benefits due to the realization, for U.S. income tax purposes, of prior periods' foreign income tax paid.

Our benefits from tax provisions for the six months ended June 30, 2010 also includes tax benefits in the amount of  $15.2 million as a result of the resolution of tax examinations in major tax jurisdictions.

        We are currently under audit by various states and foreign jurisdictions for various years. We believe that we have provided sufficiently for all audit exposures. Settlement of these audits or the expiration of the statute of limitations on the assessment of income taxes for any tax year will likely result in a reduction of future tax provisions. Any such benefit would be recorded upon final resolution of the audit or expiration of the applicable statute of limitations.

NOTE O. INCOME TAXES

        Our income (loss) before income taxes and the related income tax provisions are as follows (amounts in thousands):

	For the Years Ended December 31,
	2009	2008	2007
Income (loss) before income taxes:
Domestic	$218,744	$655,550	$753,987
Foreign	324,989	(30,012)	(18,313)

Total	$543,733	$625,538	$735,674

Currently payable:
Federal	$135,699	$347,100	$313,136
State	14,736	26,212	19,498
Foreign	66,709	26,345	28,986

Total	217,144	399,657	361,620

Deferred:
Federal	(111,133)	(153,183)	(75,931)
State	(23,005)	(13,588)	(10,311)
Foreign	38,427	(28,429)	(19,897)

Total	(95,711)	(195,200)	(106,139)

Provision for income taxes	$121,433	$204,457	$255,481

        Our provisions for income taxes were at rates other than the U.S. federal statutory tax rate for the following reasons:

	For the Years Ended December 31,
	2009	2008	2007
Tax provision at U.S. statutory rate	35.0%	35.0%	35.0%
Domestic manufacturing benefits	(4.3)	(2.1)	(0.5)
Legal settlements	—	—	3.0
Audit settlements	—	(1.3)	0.5
Stock compensation	2.2	1.5	1.3
Tax credits	(5.5)	(3.9)	(3.5)
Foreign rate differential	(3.2)	1.4	(2.1)
Other	(1.9)	2.1	1.0

Effective tax rate	22.3%	32.7%	34.7%

        Our effective tax rate for 2009 was impacted by:

  •
  non-deductible stock-based compensation expenses totaling  $33.5 million;

  •
  the tax benefits related to tax credits of  $30.0 million; and

  •
  domestic manufacturing benefits of  $23.5 million.

        Our effective tax rate for 2008 was impacted by:

  •
  non-deductible stock compensation expenses of  $34.0 million in 2008; and

  •
   $5.1 million of tax benefits recorded to our income tax provision reflecting the resolution of various issues related to the settlement of IRS audits for the tax years 2004 to 2005. In conjunction with those settlements, we reduced our tax reserves by  $4.9 million and recorded current and deferred tax benefits for the remaining portion of the settlement amounts.

        Our effective tax rate for 2007 was impacted by:

  •
  the charge for IPR&D of  $106.4 million recorded in October 2007 in connection with our acquisition of Bioenvision, of which  $100.3 million was deductible and taxed at rates other than the U.S. statutory income tax rate and  $6.1 million was non-deductible;

  •
  non-deductible stock compensation expenses of  $32.0 million in 2007;

  •
  a non-deductible charge of  $64.0 million for the settlement of the Biosurgery tracking stock suit in August 2007; and

In addition, our overall tax rate has changed significantly due to fluctuations in our income before taxes, which was  $543.7 million in 2009,  $625.5 million in 2008, and  $735.7 million in 2007.

        Effective January 1, 2007, we recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position. The tax benefits recognized in our consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

        As of December 31, 2009, we had  $41.3 million of total gross unrecognized tax benefits, of which approximately  $40 million represents the amount of unrecognized tax benefits that, if recognized, would favorably affect our effective income tax rate in future periods. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (amounts in thousands):

Balance as of December 31, 2006	$36,515
Additions to tax provisions related to the current year	9,634
Additions to tax provisions related to the prior years	829
Reduction for tax provisions of prior years	(5,155)

Balance as of December 31, 2007	41,823
Additions to tax provisions related to the current year	8,445
Additions to tax provisions related to the prior years	10,029
Reduction for tax provisions of prior years	(8,232)

Balance as of December 31, 2008	52,065
Additions to tax provisions related to the current year	6,501
Additions to tax provisions related to prior years	3,403
Reduction for tax provisions of prior years	(22,139)

Balance as of December 31, 2009	$39,830

        We continue to recognize interest and penalties related to unrecognized tax benefits, which are not significant, within our provision for income taxes.

        The components of net deferred tax assets (liabilities) are described in the following table (amounts in thousands):

	December 31,
	2009	2008
Deferred tax assets:
Net operating loss carryforwards	$1,649	$49,587
Tax credits	22,163	18,831
Inventory	85,511	75,314
Depreciable assets	8,433	3,331
Stock-based compensation	183,395	133,847
Intangible amortization	133,172	75,051
Reserves, accruals and other	120,388	103,887

Total deferred tax assets	554,711	459,848
Deferred tax liabilities:
Realized and unrealized capital (gains) losses	531	(2,506)

Net deferred tax assets	$555,242	$457,342

        Our ability to realize the benefit of the net deferred tax assets is dependent on our generating sufficient taxable income. While it is not assured, we believe that it is more likely than not that we will be able to realize all of our net deferred tax assets. The amount we can realize, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

        At December 31, 2009, we had for U.S. income tax purposes, no significant net operating loss carryforwards and tax credit carryforwards of  $22.2 million, primarily for state income tax purposes. The tax credits begin expiring after 2021.

        We are currently under IRS audit for the tax years 2006 and 2007 and various states and foreign jurisdictions for various years. We believe that we have provided sufficiently for all audit exposures. We reasonably expect that our unrecognized tax benefits will decrease within the next twelve months by approximately  $13 million as a result of the resolution of tax examinations. Settlement of these audits or the expiration of the statute of limitations on the assessment of income taxes for any tax year will likely result in a reduction of future tax provisions. Any such benefit would be recorded upon final resolution of the audit or expiration of the applicable statute of limitations.

Segment Information 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
SEGMENT INFORMATION
SEGMENT INFORMATION

15. Segment Information

        We present segment information in a manner consistent with the method we use to report this information to our management. Effective January 1, 2010, based on changes in how we review our business, we re-allocated certain of our business units amongst our segments and adopted new names for certain of our reporting segments. Under the new reporting structure, we are organized into five reporting segments as described above in Note 1., "Description of Business," to these consolidated financial statements. We have revised our 2009 segment disclosures to conform to our 2010 presentation.

        We have provided information concerning the operations of these reportable segments in the following tables (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Revenues:
Personalized Genetic Health(1,3)	$350,540	$581,728	$743,044	$1,131,688
Renal and Endocrinology	258,379	247,277	510,802	489,745
Biosurgery	163,982	139,327	301,348	258,849
Hematology and Oncology(2)	176,497	111,990	332,807	200,563
Multiple Sclerosis(2)	—	5,066	—	12,357
Other	129,753	142,568	265,612	283,171
Corporate	288	554	299	1,008

Total	$1,079,439	$1,228,510	$2,153,912	$2,377,381

Income (loss) before income taxes:
Personalized Genetic Health(1,3)	$70,571	$332,700	$43,555	$684,495
Renal and Endocrinology	113,436	111,106	227,960	217,168
Biosurgery	61,608	33,750	90,603	62,083
Hematology and Oncology(2)	31,826	(17,030)	40,196	(20,015)
Multiple Sclerosis(2)	(52,355)	(2,161)	(142,280)	(18,607)
Other(4)	(447)	15,013	3,781	10,215
Corporate(5)	(248,365)	(206,934)	(464,288)	(394,525)

Total	$(23,726)	$266,444	$(200,473)	$540,814

(1)
Includes the impact of supply constraints for Cerezyme and Fabrazyme for all periods presented.
(2)
On May 29, 2009, we acquired the worldwide rights to the oncology products Campath, Fludara and Leukine and alemtuzumab for MS from Bayer. As of that date, we ceased recognizing research and development revenue for Bayer's reimbursement of a portion of the development costs for alemtuzumab for MS. The fair value of the research and development costs for alemtuzumab for MS that will be reimbursed by Bayer is accounted for as an offset to the contingent consideration obligations for alemtuzumab for MS.

  Income (loss) before income taxes for our Hematology and Oncology and Multiple Sclerosis reporting segments includes the following contingent consideration expenses (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Contingent consideration expenses:
Hematology and Oncology	$(34,506)	$4,330	$(13,074)	$4,330
Multiple Sclerosis	44,527	4,760	85,644	4,760

Total contingent consideration expenses	$10,021	$9,090	$72,570	$9,090

  In addition, income (loss) before income taxes for our Multiple Sclerosis reporting segment includes a gain on acquisition of business of  $24.2 million for the three and six months ended June 30, 2009 for which there were no comparable amounts in 2010. The fair value of the identifiable assets acquired of  $1.03 billion exceeded the fair value of the purchase price for the transaction of  $1.01 billion.

(3)
Includes a charge of  $175.0 million recorded to SG&A for the six months ended June 30, 2010 for the upfront disgorgement of past profits provided for in the consent decree we entered into with the FDA. For more information about the consent decree, see Note 13., "Commitments and Contingencies," to these consolidated financial statements.

(4)
Includes a charge of  $18.2 million recorded to research and development expense in our consolidated statements of operations in January 2009 for intellectual property we acquired from EXACT Sciences Corporation, or EXACT Sciences.

(5)
Loss before income taxes for Corporate includes our corporate, general and administrative and corporate science activities, all of our stock-based compensation expenses, as well as net gains on our investments in equity securities, investment income, interest expense and other income and expense items that we do not specifically allocate to a particular reporting segment.

Segment Assets

        We provide information concerning the assets of our reportable segments in the following table (amounts in thousands):

	June 30, 2010	December 31, 2009
Segment Assets(1):
Personalized Genetic Health(2)	$1,211,225	$1,525,602
Renal and Endocrinology	1,193,872	1,283,731
Biosurgery	482,117	509,064
Hematology and Oncology	1,343,840	1,406,684
Multiple Sclerosis	951,332	956,448
Other	447,740	462,978
Corporate(3)	4,133,773	3,916,217

Total	$9,763,899	$10,060,724

(1)
Assets for our five reporting segments and Other include primarily accounts receivable, inventory and certain fixed and intangible assets, including goodwill.

(2)
For the year ended December 31, 2009, includes a gross technology intangible asset of  $240.3 million and related accumulated amortization of  $(24.0) million related to our consolidation of the results of BioMarin/Genzyme LLC. Effective January 1, 2010, under new guidance we adopted for consolidating variable interest entities, we no longer consolidate the results of this joint venture and no longer include this gross technology asset and the related accumulated amortization or a related other noncurrent liability in our consolidated balance sheet.
(3)
Includes the assets related to our corporate, general and administrative operations, and corporate science activities that we do not allocate to a particular segment. Segment assets for Corporate consist of the following (amounts in thousands):

	June 30, 2010	December 31, 2009
Cash, cash equivalents, short- and long-term investments in debt securities	$974,154	$1,049,700
Deferred tax assets, net	706,009	555,242
Property, plant & equipment, net	1,986,309	1,787,054
Investments in equity securities	74,227	74,438
Other	393,074	449,783

Total	$4,133,773	$3,916,217

NOTE Q. SEGMENT INFORMATION

        We present segment information in a manner consistent with the method we use to report this information to our management. We changed our segment reporting structure to better reflect the way we manage and measure the performance of our businesses. Under the new reporting structure, we are organized into five reporting segments as described above in Note A., "Summary of Significant Accounting Policies—Description of Business," to these consolidated financial statements. We have revised our 2008 and 2007 segment disclosures to conform to our 2009 presentation.

        We have provided information concerning the operations of these reportable segments in the following tables (amounts in thousands):

	For the Years Ended December 31,
	2009	2008	2007
Revenues:
Personalized Genetic Health(1)(3)	$1,849,609	$2,296,136	$1,826,740
Renal and Endocrinology	1,008,352	954,421	832,109
Biosurgery	561,815	491,100	426,647
Hematology and Oncology(2)	512,920	309,538	251,759
Multiple Sclerosis	12,467	21,709	11,595
Other	568,364	530,874	463,054
Corporate	1,998	1,261	1,615

Total	$4,515,525	$4,605,039	$3,813,519

Depreciation and amortization expense:
Personalized Genetic Health	$55,128	$47,150	$40,776
Renal and Endocrinology	84,342	83,314	83,609
Biosurgery	87,007	76,327	71,512
Hematology and Oncology(2)	102,991	67,784	49,063
Multiple Sclerosis	2,207	592	388
Other	36,788	33,207	34,528
Corporate	87,901	66,290	58,320

Total	$456,364	$374,664	$338,196

Equity in income (loss) of equity method investments:
Personalized Genetic Health	$—	$185	$29,258
Renal and Endocrinology	—	—	(45)
Biosurgery	—	—	—
Hematology and Oncology	—	—	(21,101)
Multiple Sclerosis	—	—	—
Other	—	—	—
Corporate	—	16	(714)

Total	$—	$201	$7,398

Income (loss) before income taxes:
Personalized Genetic Health(1)(3)(4)	$909,882	$1,090,514	$1,169,371
Renal and Endocrinology(5)	453,322	261,992	297,458
Biosurgery	149,062	99,553	60,082
Hematology and Oncology(2)	(80,928)	(90,854)	(215,571)
Multiple Sclerosis(2)	(101,295)	(48,689)	(20,789)
Other(6)	36,738	34,529	33,797
Corporate(7)	(823,048)	(721,507)	(588,674)

Total	$543,733	$625,538	$735,674

(1)
Effective January 1, 2008, instead of sharing all costs and profits of Aldurazyme equally, we began to record all sales of Aldurazyme and began paying BioMarin a tiered payment ranging from approximately 39.5% to 50% of worldwide net product sales of Aldurazyme. Revenue for our Personalized Genetic Health reporting segment includes Aldurazyme revenue of  $155.1 million for 2009 and  $151.7 million for 2008.

(2)
The results of operations of acquired companies are included in segment results beginning on the date of acquisition. Significant acquisitions impacting our segment results above are:

Acquisition	Segment	Date Acquired
Acquisition from Bayer	Hematology and Oncology, Multiple Sclerosis	May 29, 2009
Bioenvision	Hematology and Oncology	October 23, 2007

  Includes:

  •
   $31.5 million of charges for our Hematology and Oncology segment and  $34.1 million of charges for our Multiple Sclerosis segment, related to the contingent consideration expenses recorded in 2009. These charges related to the increase in fair value of the contingent consideration obligations recorded as a result of our acquisition from Bayer; and

  •
   $125.5 million of IPR&D charges recorded in 2007 related to our acquisition of Bioenvision.

(3)
Includes:

•
the impact of supply constraints for Cerezyme and Fabrazyme due to the temporary suspension of production at our Allston facility in June 2009;

•
a charge of  $100.0 million recorded in July 2008 as a nonrefundable upfront license fee payment to PTC related to our collaboration agreement to develop and commercialize ataluren for the treatment of genetic diseases caused by nonsense mutations, including DMD, CF and hemophilia; and

•
a charge of  $25.0 million recorded in June 2007 for an upfront payment made to Ceregene in connection with a collaboration agreement for the development and commercialization of CERE-120, a gene therapy product for the treatment of Parkinson's disease.

(4)
Includes a charge of  $175.0 million recorded in June 2008 and a charge of  $69.9 million recorded in February 2008 as license fee payments to Isis for exclusive, worldwide rights to mipomersen.

(5)
Includes charges of  $130.0 million recorded in October 2008 for amounts accrued or paid to Osiris for nonrefundable upfront license fees related to our collaboration to develop and commercialize Prochymal and Chondrogen.

(6)
Includes a charge of  $18.2 million recorded to research and development expense in our consolidated statements of operations in January 2009 for intellectual property we acquired from EXACT Sciences.

(7)
Loss before income taxes for Corporate includes our corporate, general and administrative and corporate science activities, all of the stock-based compensation expenses, as well as net gains on investments in equity securities, interest income, interest expense and other income and expense items that we do not specifically allocate to a particular reporting segment. Loss before income taxes for Corporate includes a charge of  $64.0 million in 2007 for the settlement of the litigation related to the consolidation of our former tracking stocks.

  Segment Assets

        We provide information concerning the assets of our reportable segments in the following table (amounts in thousands):

	December 31,
	2009	2008	2007
Segment Assets(1):
Personalized Genetic Health(2)	$1,525,602	$1,547,417	$1,167,557
Renal and Endocrinology	1,283,731	1,381,100	1,552,086
Biosurgery	509,064	497,813	458,239
Hematology and Oncology(3)	1,406,684	1,022,272	1,042,593
Multiple Sclerosis(3)	956,448	324,111	313,407
Other(4)	462,978	410,388	374,982
Corporate(3)(4)	3,916,217	3,488,175	3,405,511

Total	$10,060,724	$8,671,276	$8,314,375

(1)
Assets for our five reporting segments and Other include primarily accounts receivable, inventory and certain fixed and intangible assets, including goodwill.

(2)
Effective January 1, 2008, in connection with the restructuring of BioMarin/Genzyme LLC, we licensed certain rights to commercialize Aldurazyme from the joint venture, and began consolidating the results of the joint venture at fair value. As of December 31, 2009, other intangible assets, net includes  $240.2 million for the fair value of the joint venture's manufacturing and commercialization rights to Aldurazyme, offset by  $(24.0) million of related amortization. Other noncurrent liabilities as of December 31, 2009, includes  $216.2 million of additional net liabilities related to the fair value of these rights.

(3)
In May 2009, we acquired the worldwide rights to the oncology products Campath, Fludara and Leukine and alemtuzumab for MS from Bayer for  $42.4 million of cash, net of refundable deposits, and  $964.1 million of contingent consideration obligations. Total assets for the acquisition as of May 29, 2009, the date of acquisition, include (amounts in millions):

	Hematology and Oncology	Multiple Sclerosis	Amount
Inventory	$136.4	—	$136.4
Developed technology	261.4	—	261.4
IPR&D	—	632.9	632.9

Total	$397.8	$632.9	$1,030.7

  In October 2007, we acquired Bioenvision for net consideration of  $304.7 million. Total assets for the acquisition as of October 23, 2007, the date of acquisition, include (amounts in millions):

	Amount	Business Segment
Cash and cash equivalents	$45.2	Corporate
Goodwill and other intangible assets	257.7	Hematology and Oncology
Other tangible assets	13.0	Hematology and Oncology

Total	$315.9

(4)
Includes the assets related to our corporate, general and administrative operations, and corporate science activities that we do not allocate to a particular segment, including cash, cash equivalents, short- and long-term investments in debt securities, net property, plant and equipment and deferred tax assets.

Segment assets for Corporate consist of the following (amounts in thousands):

	December 31,
	2009	2008	2007
Cash, cash equivalents, short- and long-term investments in debt securities	$1,049,700	$973,691	$1,460,394
Deferred tax assets, net	555,242	457,342	260,005
Property, plant & equipment, net	1,787,054	1,524,442	1,240,992
Investments in equity securities	74,438	83,325	89,181
Other	449,783	449,375	354,939

Total	$3,916,217	$3,488,175	$3,405,511

Geographic Information

        We operate in the healthcare industry and we manufacture and market our products primarily in the United States and Europe. Our principal manufacturing facilities are located in the United States, England, Republic of Ireland, France and Belgium. The following tables contain certain financial information by geographic area (amounts in thousands):

	For the Years Ended December 31,
	2009	2008	2007
Revenues:
United States	$2,375,523	$2,259,086	$1,996,764
Europe	1,388,415	1,587,318	1,238,360
Other	751,587	758,635	578,395

Total	$4,515,525	$4,605,039	$3,813,519

	December 31,
	2009	2008	2007
Long-lived assets:
United States	$1,646,588	$1,374,708	$1,067,918
Europe	1,350,139	1,099,916	1,044,901
Other	23,928	11,429	11,644

Total	$3,020,655	$2,486,053	$2,124,463

        Our results of operations are dependent on sales of Cerezyme. Sales of this product represented 18% of our total revenue in 2009, 27% of our total revenue in 2008 and 30% of our total revenue in 2007. We manufacture Cerezyme at our Allston facility and perform certain fill-finish activities at our facility in Waterford, Ireland. We sell this product directly to physicians, hospitals and treatment centers as well as through unaffiliated distributors. Distributor sales of Cerezyme represented 15% of Cerezyme revenue in 2009, 15% in 2008 and 17% in 2007. We believe that our credit risk associated with trade receivables is mitigated as a result of the fact that this product is sold to a large number of customers over a broad geographic area.

        Sales of Renagel/Renvela, including sales of bulk sevelamer, represented 16% of our total revenue in 2009, 14% of our total revenue in 2008 and 16% of total revenue in 2007. A substantial portion of the sales of Renagel/Renvela are to wholesale distributors.

Supplemental Guarantor Information 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
SUPPLEMENTAL GUARANTOR INFORMATION
SUPPLEMENTAL GUARANTOR INFORMATION

16. Supplemental Guarantor Information

        Our payment obligations under our 2015 and 2020 Senior Notes (see Note 11. Long-Term Debt) are guaranteed by our wholly-owned subsidiary, Genzyme Therapeutic Products Limited Partnership ("Guarantor Subsidiary"). Such guarantees are full, unconditional and joint and several. The following supplemental financial information sets forth, on a combined basis, balance sheets, statements of income and statements of cash flows for Genzyme Corporation (Parent) and the Company's Guarantor Subsidiary—Genzyme Therapeutic Products Limited Partnership which is 100% owned by the Parent, and the Company's Non-Guarantor Subsidiaries.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of June 30, 2010
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$267,855	$57,726	$356,226	$—	$681,807
Short-term investments	—	152,706	—	—	152,706
Accounts receivable, net	420,119	1	470,124	—	890,244
Inventories	234,152	66,609	293,351	—	594,112
Other current assets	103,001	(249)	90,693	—	193,445
Intercompany accounts and notes receivable	1,127	636,734	103,486	(741,347)	—
Deferred tax assets	165,184	7,917	10,597	—	183,698

Total current assets	1,191,438	921,444	1,324,477	(741,347)	2,696,012
Property, plant, and equipment, net	1,442,802	207,905	1,195,441	—	2,846,148
Long-term investments	—	139,641	—	—	139,641
Intercompany notes receivable	191,750	—	—	(191,750)	—
Goodwill	1,299,567	—	104,072	—	1,403,639
Other intangible assets, net	1,332,465	—	630,964	—	1,963,429
Deferred tax assets—noncurrent	481,823	—	40,488	—	522,311
Investment in equity securities	74,227	—	—	—	74,227
Investment in subsidiaries	3,342,191	—	—	(3,342,191)	—
Other noncurrent assets	66,813	—	51,679	—	118,492

Total assets	$9,423,076	$1,268,990	$3,347,121	$(4,275,288)	$9,763,899

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$45,782	$—	$84,541	$—	$130,323
Accrued expenses	725,297	12,331	201,888	—	939,516
Intercompany accounts payable	618,704	122,643	—	(741,347)	—
Deferred revenue	21,209	—	13,079	—	34,288
Current portion of contingent consideration obligations	76,964	—	78,934	—	155,898
Current portion of long-term debt and capital lease obligations	8,439	—	71	—	8,510

Total current liabilities	1,496,395	134,974	378,513	(741,347)	1,268,535
Long-term debt and capital lease obligations	1,105,916	—	40	—	1,105,956
Long-term debt intercompany	—	144,881	46,869	(191,750)	—
Deferred revenue—noncurrent	12,313	—	25	—	12,338
Long-term contingent consideration obligations	318,598	—	502,713	—	821,311
Other noncurrent liabilities	14,449	21,271	44,634	—	80,354

Total liabilities	2,947,671	301,126	972,794	(933,097)	3,288,494
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,531	—	—	—	2,531
Additional paid-in capital	5,068,602	—	—	—	5,068,602
Share purchase contract	(200,000)	—	—	—	(200,000)
Accumulated earnings	1,551,375	—	—	—	1,551,375
Accumulated other comprehensive income	52,897	—	—	—	52,897

Total stockholders' equity	6,475,405	—	—	—	6,475,405
Subsidiary equity	—	967,864	2,374,327	(3,342,191)	—

Total liabilities and stockholders' equity	$9,423,076	$1,268,990	$3,347,121	$(4,275,288)	$9,763,899

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Six Months Ended June 30, 2010
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$1,087,671	$39	$858,837	$—	$1,946,547
Net service sales	197,330	—	8,174	—	205,504
Research and development revenue	1,605	—	256	—	1,861

Total revenues	1,286,606	39	867,267	—	2,153,912

Operating costs and expenses:
Cost of products sold(1)	375,291	(18,252)	224,344	—	581,383
Cost of services sold	123,034	—	9,362	—	132,396
Selling, general and administrative	664,284	2,111	289,450	—	955,845
Research and development	306,262	45,172	95,054	—	446,488
Amortization of intangibles	106,103	—	32,772	—	138,875
Contingent consideration (income) expense	(92,731)	—	165,301	—	72,570

Total operating costs and expenses	1,482,243	29,031	816,283	—	2,327,557

Operating income (loss)	(195,637)	(28,992)	50,984	—	(173,645)

Other income (expenses):
Equity in income (loss) of equity method investments	(1,567)	—	—	—	(1,567)
Gain (loss) on investment in equity securities, net	(31,399)	—	—	—	(31,399)
Gain (loss) on acquisition of business	40,034	—	(40,034)	—	—
Other	(1,803)	—	1,557	—	(246)
Inter-subsidiary income (expense)	(34,785)	223,109	(188,324)	—	—
Investment income	334	5,317	733	—	6,384
Interest expense	(2,528)	—	2,528	—	—

Total other income (expenses)	(31,714)	228,426	(223,540)	—	(26,828)

Income (loss) before income taxes	(227,351)	199,434	(172,556)	—	(200,473)

(Provision for) benefit from income taxes	100,304	(83,942)	65,390	—	81,752

Income from subsidiaries	8,326			(8,326)	—

Net income (loss)	$(118,721)	$115,492	$(107,166)	$(8,326)	$(118,721)

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Six Months Ended June 30, 2010
(Unaudited, amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income (loss)	$(118,721)	$115,492	$(107,166)	$(8,326)	$(118,721)
Reconciliation of net income (loss) to cash flows from operating activities:
Depreciation and amortization	169,425	—	76,611	—	246,036
Stock-based compensation	77,807	—	14,583	—	92,390
Provision for bad debts	7,849	—	4,582	—	12,431
Contingent consideration expense	(92,731)	—	165,301	—	72,570
Intercompany	37,802	(164,383)	114,026	12,555	—
Equity in loss of equity method investments	1,567	—	—	—	1,567
Losses on investments in equity securities, net	(8,636)	—	40,035	—	31,399
Deferred income tax benefit	(133,376)	(4,431)	74,890	—	(62,917)
Tax benefit from employee stock-based compensation	28,392	—	—	—	28,392
Excess tax benefit from (provision for) stock-based compensation	5,372	—	—	—	5,372
Other	23,767	1,254	(21,707)	—	3,314
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	(23,991)	(1)	(47,638)	—	(71,630)
Inventories	14,836	9,596	(71,588)	—	(47,156)
Other current assets	15,076	500	(36,080)	—	(20,504)
Accounts payable, accrued expenses and deferred revenue	88,102	8,144	36,369	—	132,615

Cash flows from operating activities	92,540	(33,829)	242,218	4,229	305,158

Cash Flows from Investing Activities:
Purchases of investments	—	(175,816)	—	—	(175,816)
Sales and maturities of investments	686	186,534	—	—	187,220
Purchases of equity securities	(4,030)	—	—	—	(4,030)
Proceeds from sales of investments in equity securities	4,134	—	—	—	4,134
Purchases of property, plant and equipment	(242,725)	—	(87,573)	—	(330,298)
Investments in equity method investment	(1,466)	—	—	—	(1,466)
Purchases of other intangible assets	(5,981)	—	(174)	—	(6,155)
Other	21,959	(22,254)	(7,366)	—	(7,661)

Cash flows from investing activities	(227,423)	(11,536)	(95,113)	—	(334,072)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	58,362	—	—	—	58,362
Repurchases of our common stock	(800,000)	—	—	—	(800,000)
Payments under shares purchase contract	(200,000)	—	—	—	(200,000)
Excess tax benefits from (provision for) stock-based compensation	(5,372)	—	—	—	(5,372)
Proceeds from issuance of debt, net	994,387	—	—	—	994,387
Payments of debt and capital lease obligations	(5,048)	499	—	—	(4,549)
Increase (decrease) in bank overdrafts	23,851	—	—	—	23,851
Payment of contingent consideration obligation	(27,087)	—	(34,249)	—	(61,336)
Other	797	(527)	669	—	939

Cash flows from financing activities	39,890	(28)	(33,580)	—	6,282

Effect of exchange rate changes on cash	4,089	—	(37,667)	(4,229)	(37,807)

Increase (decrease) in cash and cash equivalents	(90,904)	(45,393)	75,858	—	(60,439)
Cash and cash equivalents at beginning of period	358,759	103,119	280,368	—	742,246

Cash and cash equivalents at end of period	$267,855	$57,726	$356,226	$—	$681,807

NOTE T. SUPPLEMENTAL GUARANTOR INFORMATION

        Our payment obligations under our 2015 and 2020 Senior Notes are guaranteed by our wholly-owned subsidiary, Genzyme Therapeutic Products Limited Partnership ("Guarantor Subsidiary"). Such guarantees are full, unconditional and joint and several. The following supplemental financial information sets forth, on a combined basis, balance sheets, statements of income and statements of cash flows for Genzyme Corporation (Parent) and the Company's Guarantor Subsidiary—Genzyme Therapeutic Products Limited Partnership which is 100% owned by the Parent, and the Company's Non-Guarantor Subsidiaries.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of December 31, 2009
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$358,759	$103,119	$280,368	$—	$742,246
Short-term investments	11,649	151,981	—	—	163,630
Accounts receivable, net	403,977	—	495,754	—	899,731
Inventories	248,988	76,205	282,829	—	608,022
Other current assets	118,077	251	92,419	—	210,747
Intercompany accounts receivable	—	798,907	272,166	(1,071,073)	—
Deferred tax assets	169,615	3,486	5,326	—	178,427

Total current assets	1,311,065	1,133,949	1,428,862	(1,071,073)	2,802,803
Property, plant, and equipment, net	1,285,135	189,320	1,334,894	—	2,809,349
Long-term investments	11,668	132,156	—	—	143,824
Intercompany notes receivable	207,891	25	200,407	(408,323)	—
Goodwill	1,299,272	—	104,091	—	1,403,363
Other intangible assets, net	1,773,210	—	540,052	—	2,313,262
Deferred tax assets—noncurrent	372,408	—	4,407	—	376,815
Investment in equity securities	74,438	—	—	—	74,438
Investment in subsidiaries	3,852,897	—	—	(3,852,897)	—
Other noncurrent assets	91,834	—	45,036	—	136,870

Total assets	$10,279,818	$1,455,450	$3,657,749	$(5,332,293)	$10,060,724

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$58,556	$—	$131,073	$—	$189,629
Accrued expenses	493,149	9,603	193,471	—	696,223
Intercompany accounts payable	997,727	73,346	—	(1,071,073)	—
Deferred revenue	14,375	—	10,372	—	24,747
Current portion of contingent consideration obligations	69,037	—	92,328	—	161,365
Current portion of long-term debt and capital lease obligations	8,124	—	42	—	8,166

Total current liabilities	1,640,968	82,949	427,286	(1,071,073)	1,080,130
Long-term debt and capital lease obligations	116,393	—	41	—	116,434
Long-term debt intercompany	—	144,382	263,941	(408,323)	—
Deferred revenue—noncurrent	13,356	—	29	—	13,385
Long-term contingent consideration obligations	582,050	—	271,821	—	853,871
Other noncurrent liabilities	243,399	21,798	48,055	—	313,252

Total liabilities	2,596,166	249,129	1,011,173	(1,479,396)	2,377,072
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,657	—	—	—	2,657
Additional paid-in capital	5,688,741	—	—	—	5,688,741
Accumulated earnings	1,670,096	—	—	—	1,670,096
Accumulated other comprehensive income	322,158	—	—	—	322,158

Total stockholders' equity	7,683,652	—	—	—	7,683,652
Subsidiary equity	—	1,206,321	2,646,576	(3,852,897)	—

Total liabilities and stockholders' equity	$10,279,818	$1,455,450	$3,657,749	$(5,332,293)	$10,060,724

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of December 31, 2008
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$330,277	$11,647	$230,182	$—	$572,106
Short-term investments	2,765	54,742	—	—	57,507
Accounts receivable, net	437,909	10	599,021	—	1,036,940
Inventories	172,443	56,840	224,154	—	453,437
Other current assets	140,796	337	66,907	—	208,040
Intercompany accounts receivable	—	2,189,750	119,337	(2,309,087)	—
Deferred tax assets	174,262	3,486	10,357	—	188,105

Total current assets	1,258,452	2,316,812	1,249,958	(2,309,087)	2,516,135
Property, plant, and equipment, net	1,069,862	127,600	1,109,105	—	2,306,567
Long-term investments	34,576	309,502	—	—	344,078
Intercompany notes receivable	520,086	—	335,947	(856,033)	—
Goodwill	1,298,907	—	102,167	—	1,401,074
Other intangible assets, net	1,431,949	—	222,749	—	1,654,698
Deferred tax assets—noncurrent	186,413	—	82,824	—	269,237
Investment in equity securities	83,325	—	—	—	83,325
Investment in subsidiaries	4,610,753	—	—	(4,610,753)	—
Other noncurrent assets	88,060	—	8,102	—	96,162

Total assets	$10,582,383	$2,753,914	$3,110,852	$(7,775,873)	$8,671,276

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$47,826	$—	$80,043	$—	$127,869
Accrued expenses	588,486	6,008	170,892	—	765,386
Intercompany accounts payable	2,220,068	(6,151)	95,170	(2,309,087)	—
Deferred revenue	9,162	—	4,300	—	13,462
Current portion of long-term debt and capital lease obligations	7,541	—	25	—	7,566

Total current liabilities	2,873,083	(143)	350,430	(2,309,087)	914,283
Long-term debt and capital lease obligations	124,344	—	(3)	—	124,341
Long-term debt intercompany	—	142,444	713,589	(856,033)	—
Deferred revenue—noncurrent	13,146	—	29	—	13,175
Other noncurrent liabilities	265,817	22,677	24,990	—	313,484

Total liabilities	3,276,390	164,978	1,089,035	(3,165,120)	1,365,283
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,707	—	—	—	2,707
Additional paid-in capital	5,779,279	—	—	—	5,779,279
Accumulated earnings	1,247,796	—	—	—	1,247,796
Accumulated other comprehensive income	276,211	—	—	—	276,211

Total stockholders' equity	7,305,993	—	—	—	7,305,993
Subsidiary equity	—	2,588,936	2,021,817	(4,610,753)	—

Total liabilities and stockholders' equity	$10,582,383	$2,753,914	$3,110,852	$(7,775,873)	$8,671,276

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of December 31, 2007
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$183,604	$454,991	$228,417	$—	$867,012
Short-term investments	5,525	74,558	362	—	80,445
Accounts receivable, net	366,093	—	538,008	—	904,101
Inventories	150,597	61,131	227,387	—	439,115
Prepaid expenses and other current assets	90,019	372	76,426	—	166,817
Intercompany accounts receivable	—	984,021	12,037	(996,058)	—
Deferred tax assets	145,889	2,706	15,746	—	164,341

Total current assets	941,727	1,577,779	1,098,383	(996,058)	2,621,831
Property, plant, and equipment, net	833,181	88,735	1,046,486	—	1,968,402
Long-term investments	64,642	448,295	—	—	512,937
Intercompany notes receivable	370,564	—	432,160	(802,724)	—
Goodwill	1,301,305	—	102,523	—	1,403,828
Other intangible assets, net	1,288,954	—	266,698	—	1,555,652
Deferred tax assets—noncurrent	49,694	—	45,970	—	95,664
Investment in equity securities	89,002	—	179	—	89,181
Investment in subsidiaries	4,017,027	—	—	(4,017,027)	—
Other noncurrent assets	56,431	—	10,449	—	66,880

Total assets	$9,012,527	$2,114,809	$3,002,848	$(5,815,809)	$8,314,375

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$73,060	$—	$55,320	$—	$128,380
Accrued expenses	455,985	6,263	183,397	—	645,645
Intercompany accounts payable	1,023,756	(53,280)	25,582	(996,058)	—
Deferred revenue	10,280	—	2,997	—	13,277
Current portion of long-term debt and capital lease obligations	696,585	—	40	—	696,625

Total current liabilities	2,259,666	(47,017)	267,336	(996,058)	1,483,927
Long-term debt and capital lease obligations	113,718	—	30	—	113,748
Long-term debt intercompany	—	137,124	665,600	(802,724)	—
Deferred revenue—noncurrent	16,632	—	30	—	16,662
Other noncurrent liabilities	9,574	23,334	54,193	—	87,101

Total liabilities	2,399,590	113,441	987,189	(1,798,782)	1,701,438
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,660	—	—	—	2,660
Additional paid-in capital	5,385,154	—	—	—	5,385,154
Notes receivable from stockholders	(15,670)	—	—	—	(15,670)
Accumulated earnings	826,715	—	—	—	826,715
Accumulated other comprehensive income	414,078	—	—	—	414,078

Total stockholders' equity	6,612,937	—	—	—	6,612,937
Subsidiary equity	—	2,001,368	2,015,659	(4,017,027)	—

Total liabilities and stockholders' equity	$9,012,527	$2,114,809	$3,002,848	$(5,815,809)	$8,314,375

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Year Ended December 31, 2009
(Amounts in thousands, except per share amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$2,250,092	$14	$1,826,559	$—	$4,076,665
Net service sales	398,673	—	19,845	—	418,518
Research and development revenue	19,636	—	706	—	20,342

Total revenues	2,668,401	14	1,847,110	—	4,515,525

Operating costs and expenses:
Cost of products sold(1)	(872,964)	(165,021)	2,174,922	—	1,136,937
Cost of services sold	231,963	—	17,176	—	249,139
Selling, general and administrative	937,820	2,439	488,337	—	1,428,596
Research and development	586,418	89,135	189,704	—	865,257
Amortization of intangibles	209,083	—	57,222	—	266,305
Contingent consideration expense	67,255	—	(1,671)	—	65,584

Total operating costs and expenses	1,159,575	(73,447)	2,925,690	—	4,011,818

Operating income (loss)	1,508,826	73,461	(1,078,580)	—	503,707

Other income (expenses):
Gain (loss) on investment in equity securities, net	(56)	—	—	—	(56)
Gain on acquisition of business	4,574	—	19,585	—	24,159
Other	1,150	—	(2,869)	—	(1,719)
Inter-subsidiary income (expense)	(1,730,414)	353,446	1,376,968	—	—
Investment income	785	15,202	1,655	—	17,642
Interest expense	(8,519)	(1)	8,520	—	—

Total other income (expenses)	(1,732,480)	368,647	1,403,859	—	40,026

Income (loss) before income taxes	(223,654)	442,108	325,279	—	543,733

(Provision for) benefit from income taxes	106,719	(123,014)	(105,138)	—	(121,433)

Income from subsidiaries	539,235			(539,235)	—

Net income (loss)	$422,300	$319,094	$220,141	$(539,235)	$422,300

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Year Ended December 31, 2008
Amounts in thousands, except per share amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$2,200,510	$26	$1,996,371	$—	$4,196,907
Net service sales	352,494	343	13,254	—	366,091
Research and development revenue	40,181	—	1,860	—	42,041

Total revenues	2,593,185	369	2,011,485	—	4,605,039

Operating costs and expenses:
Cost of products sold(1)	615,696	(443,207)	740,778	—	913,267
Cost of services sold	222,569	—	12,726	—	235,295
Selling, general and administrative	853,866	1,676	482,648	—	1,338,190
Research and development	750,333	123,912	434,085	—	1,308,330
Amortization of intangibles	194,898	—	31,544	—	226,442
Charge for impaired intangible assets	1,049	—	987	—	2,036

Total operating costs and expenses	2,638,411	(317,619)	1,702,768	—	4,023,560

Operating income (loss)	(45,226)	317,988	308,717	—	581,479

Other income (expenses):
Equity in income (loss) of equity method investments	201	—	—	—	201
Gain (loss) on investment in equity securities, net	2,160	—	(5,500)	—	(3,340)
Other	1,956	—	(1,600)	—	356
Inter-subsidiary income (expense)	(49,605)	402,150	(352,545)	—	—
Investment income	10,527	33,245	7,488	—	51,260
Interest expense	(17,924)	—	13,506	—	(4,418)

Total other income (expenses)	(52,685)	435,395	(338,651)	—	44,059

Income (loss) before income taxes	(97,911)	753,383	(29,934)	—	625,538

(Provision for) benefit from income taxes	41,850	(248,392)	2,085	—	(204,457)

Income from subsidiaries	477,142			(477,142)	—

Net income (loss)	$421,081	$504,991	$(27,849)	$(477,142)	$421,081

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Year Ended December 31, 2007
(Amounts in thousands, except per share amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$1,934,908	$3	$1,522,867	$—	$3,457,778
Net service sales	316,114	—	10,212	—	326,326
Research and development revenue	27,640	—	1,775	—	29,415

Total revenues	2,278,662	3	1,534,854	—	3,813,519

Operating costs and expenses:
Cost of products sold(1)	878,151	(891,758)	729,111	—	715,504
Cost of services sold	201,887	—	9,939	—	211,826
Selling, general and administrative	828,505	—	358,679	—	1,187,184
Research and development	437,044	144,268	156,373	—	737,685
Amortization of intangibles	188,225	—	12,880	—	201,105
Purchase of in-process research and development	—	—	106,350	—	106,350

Total operating costs and expenses	2,533,812	(747,490)	1,373,332	—	3,159,654

Operating income (loss)	(255,150)	747,493	161,522	—	653,865

Other income (expenses):
Equity in income (loss) of equity method investments	7,398	—	—	—	7,398
Gain (loss) on investment in equity securities, net	13,167	—	(100)	—	13,067
Other	(46,302)	—	49,597	—	3,295
Inter-subsidiary income (expense)	40,977	87,412	(128,389)	—	—
Investment income	16,600	42,197	11,399	—	70,196
Interest expense	(21,056)	—	8,909	—	(12,147)

Total other income (expenses)	10,784	129,609	(58,584)	—	81,809

Income (loss) before income taxes	(244,366)	877,102	102,938	—	735,674

(Provision for) benefit from income taxes	75,206	(321,598)	(9,089)	—	(255,481)

Income from subsidiaries	649,353			(649,353)	—

Net income (loss)	$480,193	$555,504	$93,849	$(649,353)	$480,193

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Year Ended December 31, 2009
(Amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income (loss)	$422,300	$319,094	$220,141	$(539,235)	$422,300
Reconciliation of net income (loss) to cash flows from operating activities:
Depreciation and amortization	323,791	—	132,573	—	456,364
Stock-based compensation	204,229	—	—	—	204,229
Provision for bad debts	18,348	—	508	—	18,856
Contingent consideration expense	67,255	—	(1,671)	—	65,584
Intercompany	(32,461)	(393,370)	(99,597)	525,428	—
(Gains) losses on investments in equity securities, net	95,335	(95,279)	—	—	56
Gain on acquisition of business	(4,574)	—	(19,585)	—	(24,159)
Deferred income tax benefit	(177,145)	—	81,408	—	(95,737)
Tax benefit from employee stock-based compensation	13,770	—	—	—	13,770
Excess tax benefits from stock-based compensation	(3,305)	—	—	—	(3,305)
Other	(4,345)	2,362	6,253	—	4,270
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	15,584	10	83,780	—	99,374
Inventories	28,189	(19,365)	1,152	—	9,976
Other current assets	22,719	86	(24,274)	—	(1,469)
Accounts payable, accrued expenses and deferred revenue	(78,134)	83,530	3,532	—	8,928

Cash flows from operating activities	911,556	(102,932)	384,220	(13,807)	1,179,037

Cash Flows from Investing Activities:
Purchases of investments	(11,305)	(297,820)	(92)	—	(309,217)
Sales and maturities of investments	26,284	376,002	—	—	402,286
Purchases of equity securities	(189,314)	174,470	—	—	(14,844)
Proceeds from sales of investments in equity securities	10,478	—	—	—	10,478
Purchases of property, plant and equipment	(324,305)	(61,720)	(275,688)	—	(661,713)
Acquisitions	(27,867)	—	(23,469)	—	(51,336)
Purchases of other intangible assets	(41,883)	—	—	—	(41,883)
Other	(365)	—	(4,830)	—	(5,195)

Cash flows from investing activities	(558,277)	190,932	(304,079)	—	(671,424)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	100,521	—	—	—	100,521
Repurchases of our common stock	(413,874)	—	—	—	(413,874)
Excess tax benefits from stock-based compensation	3,305	—	—	—	3,305
Payments of debt and capital lease obligations	(9,466)	1,913	61	—	(7,492)
Increase (decrease) in bank overdrafts	1,334	(438)	—	—	896
Payment of contingent consideration obligation	(6,612)	—	(13,844)	—	(20,456)
Other	(32,837)	(879)	41,832	—	8,116

Cash flows from financing activities	(357,629)	596	28,049	—	(328,984)

Effect of exchange rate changes on cash	32,832	2,876	(58,004)	13,807	(8,489)

Increase (decrease) in cash and cash equivalents	28,482	91,472	50,186	—	170,140
Cash and cash equivalents at beginning of period	330,277	11,647	230,182	—	572,106

Cash and cash equivalents at end of period	$358,759	$103,119	$280,368	$—	$742,246

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Year Ended December 31, 2008
(Amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income	$421,081	$504,991	$(27,849)	$(477,142)	$421,081
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization	289,149	—	85,515	—	374,664
Stock-based compensation	187,596	—	—	—	187,596
Provision for bad debts	12,587	—	396	—	12,983
Intercompany	407,121	(1,118,637)	229,332	482,184	—
(Gains) losses on investments in equity securities, net	3,340	—	—	—	3,340
Deferred income tax benefit	(180,918)	(780)	(13,502)	—	(195,200)
Tax benefit from employee stock-based compensation	59,868	—	—	—	59,868
Excess tax benefits from stock-based compensation	(18,445)	—	—	—	(18,445)
Other	(2,131)	2,886	3,148	—	3,903
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	(84,403)	(10)	(52,860)	—	(137,273)
Inventories	(12,224)	4,291	3,233	—	(4,700)
Other current assets	2,588	35	9,519	—	12,142
Accounts payable, accrued expenses and deferred revenue	10,388	45,900	(17,072)	—	39,216

Cash flows from operating activities	1,095,597	(561,324)	219,860	5,042	759,175

Cash Flows from Investing Activities:
Purchases of investments	(40,639)	(380,395)	167	—	(420,867)
Sales and maturities of investments	72,258	536,736	—	—	608,994
Purchases of equity securities	(88,656)	—	—	—	(88,656)
Proceeds from sales of investments in equity securities	8,594	—	—	—	8,594
Purchases of property, plant and equipment	(323,172)	(43,998)	(230,392)	—	(597,562)
Investments in joint ventures (BioMarin)	4,844	—	—	—	4,844
Acquisitions	(16,561)	—	—	—	(16,561)
Purchases of other intangible assets	(100,377)	—	8,194	—	(92,183)
Other	7,873	—	3,984	—	11,857

Cash flows from investing activities	(475,836)	112,343	(218,047)	—	(581,540)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	318,753	—	—	—	318,753
Repurchases of our common stock	(143,012)	—	—	—	(143,012)
Excess tax benefits from stock-based compensation	18,445	—	—	—	18,445
Payments of debt and capital lease obligations	(699,233)	5,320	(48)	—	(693,961)
Increase (decrease) in bank overdrafts	24,786	974	—	—	25,760
Other	8,429	(657)	—	—	7,772

Cash flows from financing activities	(471,832)	5,637	(48)	—	(466,243)

Effect of exchange rate changes on cash	(1,256)	—	—	(5,042)	(6,298)

Increase (decrease) in cash and cash equivalents	146,673	(443,344)	1,765	—	(294,906)
Cash and cash equivalents at beginning of period	183,604	454,991	228,417	—	867,012

Cash and cash equivalents at end of period	$330,277	$11,647	$230,182	$—	$572,106

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Year Ended December 31, 2007
(Amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income	$480,193	$555,504	$93,849	$(649,353)	$480,193
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization	278,621	—	59,575	—	338,196
Stock-based compensation	190,070	—	—		190,070
Provision for bad debts	9,676	—	(11)	—	9,665
Purchase of in-process research and development	—	—	106,350	—	106,350
Intercompany	(215,914)	(177,194)	(251,176)	644,284	—
(Gains) losses on investments in equity securities, net	(13,067)	—	—	—	(13,067)
Deferred income tax benefit	(60,047)	(2,706)	(43,387)	—	(106,140)
Tax benefit from employee stock-based compensation	51,041	—	—	—	51,041
Excess tax benefits from stock-based compensation	(13,575)	—	—	—	(13,575)
Other	(8,548)	1,956	393	—	(6,199)
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	(39,678)	—	(65,552)	—	(105,230)
Inventories	(118,648)	(61,131)	164,768	—	(15,011)
Other current assets	(29,130)	(372)	5,605	—	(23,897)
Accounts payable, accrued expenses and deferred revenue	209,325	(209,960)	26,911	—	26,276

Cash flows from operating activities	720,319	106,097	97,325	(5,069)	918,672

Cash Flows from Investing Activities:
Purchases of investments	(39,480)	(740,211)	(241)	—	(779,932)
Sales and maturities of investments	52,725	932,821	—	—	985,546
Purchases of equity securities	(175,488)	153,494	—	—	(21,994)
Proceeds from sales of investments in equity securities	20,712	—	—	—	20,712
Purchases of property, plant and equipment	(199,761)	(19,520)	(193,591)	—	(412,872)
Distributions from equity method investments	17,100	—	—	—	17,100
Acquisitions	(342,456)	—	—	—	(342,456)
Payment of note receivable from Dyax	7,771	—	—	—	7,771
Purchases of other intangible assets	(112,919)	—	52,569	—	(60,350)
Other	1,295	—	(5,876)	—	(4,581)

Cash flows from investing activities	(770,501)	326,584	(147,139)	—	(591,056)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	285,762	—	—	—	285,762
Repurchases of our common stock	(231,576)	—	—	—	(231,576)
Excess tax benefits from stock-based compensation	13,575	—	—	—	13,575
Payments of debt and capital lease obligations	(5,776)	—	(133)	—	(5,909)
Increase (decrease) in bank overdrafts	(5,910)	—	—	—	(5,910)
Other	(1,439)	10,473	(353)	—	8,681

Cash flows from financing activities	54,636	10,473	(486)	—	64,623

Effect of exchange rate changes on cash	(48,317)	—	25,851	5,069	(17,397)

Increase (decrease) in cash and cash equivalents	(43,863)	443,154	(24,449)	—	374,842
Cash and cash equivalents at beginning of period	227,467	11,837	252,866	—	492,170

Cash and cash equivalents at end of period	$183,604	$454,991	$228,417	$—	$867,012

Basis of Presentation and Significant Accounting Policies (Policies) 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
Basis of Presentation and Significant Accounting Policies
Stock-Based Compensation -

 All stock-based awards to non-employees are accounted for at their fair value. We periodically grant awards, including time vesting stock options, time vesting restricted stock units, or RSUs, and performance vesting restricted stock units, or PSUs, under our employee and director equity plans. Beginning in 2010, our long-term incentive program for senior executives includes a combination of:

  •
  time vesting stock options; and

  •
  performance and market vesting awards, tied to the achievement of pre-established performance and market goals over a three-year performance period.

Approximately half of each senior executive's grant consists of time vesting stock options with the remainder in PSUs. Grants under our former long-term incentive program were comprised of time vesting stock options and time vesting RSUs.

        We record the estimated fair value of awards granted as stock-based compensation expense in our consolidated statements of operations over the requisite service period, which is generally the vesting period. Where awards are made with non-substantive vesting periods, such as where a portion of the award vests upon retirement eligibility, we estimate and recognize expense based on the period from the grant date to the date on which the employee is retirement eligible.

        The fair values of our:

  •
  stock option grants are estimated as of the date of grant using a Black-Scholes option valuation model. The estimated fair values of the stock options, including the effect of estimated forfeitures, are then expensed over the options' vesting periods;

  •
  time vesting RSUs are based on the market value of our stock on the date of grant. Compensation expense for time vesting RSUs is recognized over the applicable service period, adjusted for the effect of estimated forfeitures; and

  •
  PSUs subject to the cash flow return on investment performance metric, which includes both performance and service conditions, are estimated based on the market value of our stock on the date of grant. PSUs subject to the relative total shareholder return, or R-TSR performance metric, which includes both market and service conditions, are estimated using a lattice model with a Monte Carlo simulation. Compensation expense associated with our PSUs is initially based upon the number of shares expected to vest after assessing the probability that certain performance criteria will be met and the associated targeted payout level that is forecasted will be achieved, net of estimated forfeitures. Compensation expense for our PSUs is recognized over the applicable performance period, adjusted for the effect of estimated forfeitures.

Stock-Based Compensation

        All stock-based awards to non-employees are accounted for at their fair value. We periodically grant awards, including stock options, time vesting restricted stock, or RS, or time vesting RSUs, under our employee and director equity plans. We record the estimated fair value of awards granted as stock-based compensation expense in our consolidated statements of operations over the requisite service period, which is generally the vesting period. Where awards are made with non-substantive vesting periods, such as where a portion of the award vests upon retirement eligibility, we estimate and recognize expense based on the period from the grant date to the date on which the employee is retirement eligible.

        The fair values of our stock option grants are estimated as of the date of grant using a Black-Scholes option valuation model. The estimated fair values of the stock options, including the effect of estimated forfeitures, are then expensed over the options' vesting periods. The fair values of our time vesting restricted stock awards are based on the market value of our stock on the date of grant. Compensation expense for time vesting RSUs are recognized over the applicable service period, adjusted for the effect of estimated forfeitures.

        We have an ESPP under which participating employees are allowed to purchase shares of our common stock at a discount. The purchase price of common stock under our ESPP is equal to 85% of the fair market value of Genzyme Stock at the beginning of an enrollment period or the purchase date. The fair value of the discounted purchases made under our ESPP is calculated using the Black-Scholes model. The fair value of the look-back provision plus the 15% discount is recognized as compensation expense over the purchase period. We apply a graded vesting approach since our ESPP provides for multiple purchase periods and is, in substance, a series of linked awards.

Basis of Presentation and Significant Accounting Policies (Tables) 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
Basis of Presentation and Significant Accounting Policies
Recent Accounting Pronouncements

ASU Number	Relevant Requirements of ASU	Issued Date/Our Effective Dates	Status
2009-13 "Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force."	Establishes the accounting and reporting guidance for arrangements under which a vendor will perform multiple revenue-generating activities. Specifically, the provisions of this update address how to separate deliverables and how to measure and allocate arrangement consideration to one or more units of accounting.	Issued October 2009. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted.	We will adopt the provisions of this update for the first quarter of 2011. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.
2010-06 "Improving Disclosures about Fair Value Measurements."	Requires new disclosures and clarifies some existing disclosure requirements about fair value measurements codified within ASC 820, "Fair Value Measurements and Disclosures," including significant transfers into and out of Level 1 and Level 2 investments of the fair value hierarchy. Also requires additional information in the roll forward of Level 3 investments including presentation of purchases, sales, issuances, and settlements on a gross basis. Further clarification for existing disclosure requirements provides for the disaggregation of assets and liabilities presented, and the enhancement of disclosures around inputs and valuation techniques.	Issued January 2010. Effective for the first interim or annual reporting period beginning after December 15, 2009, except for the additional information in the roll forward of Level 3 investments. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim reporting periods within those fiscal years.	We adopted the applicable provisions of this update, except for the additional information in the roll forward of Level 3 investments (as previously noted), in the first quarter of 2010. Besides a change in disclosure, the adoption of this update does not have a material impact on our consolidated financial statements. None of our instruments were reclassified between Level 1, Level 2 or Level 3 in 2010.
2010-11, "Scope Exception Related to Embedded Credit Derivatives."	Update provides amendments to Subtopic 815-15, "Derivatives and Hedging—Embedded Derivatives," to clarify the scope exception for embedded credit derivative features related to the transfer of credit risk in the form of subordination of one financial instrument to another.	Issued March 2010. Effective at the beginning of each reporting entity's first fiscal quarter beginning after June 15, 2010. Early adoption is permitted at the beginning of each reporting entity's first fiscal quarter beginning after issuance of this update.	We will adopt the provisions of this update for the third quarter of 2010. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.
2010-17, "Milestone Method of Revenue Recognition—a consensus of the FASB Emerging Issues Task Force."	Update provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions.	Issued April 2010. Effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. Early adoption is permitted.	We will adopt the provisions of this update beginning January 1, 2011. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.
2010-19, "Foreign Currency Issues: Multiple Foreign Currency Exchange Rates."	Update codifies the SEC Staff Announcement made at a March 18, 2010 meeting of the Emerging Issues Task Force, or EITF. The Staff Announcement provides the SEC staff's view on certain foreign currency issues related to investments in Venezuela.	Issued May 2010. Staff announcements made at EITF meetings are effective as of the announcement date, which for this update is March 18, 2010, unless otherwise noted.	We have adopted the provisions of this update beginning March 18, 2010. We don't believe the impact of highly inflationary accounting on differences between amounts recorded for financial reporting purposes versus the underlying U.S. dollar denominated values is material to our consolidated financial statements.

Accounting Standards Update	Relevant Requirements of Accounting Standards Update	Issued Date/ Our Effective Dates	Status
ASC 860-20, "Accounting for Transfers of Financial Assets."	Update improves the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance and cash flows; and a transferor's continuing involvement, if any, in transferred financial assets.	Issued June 2009. Effective for the first annual reporting period that begins after November 15, 2009.	We adopted the update as of January 1, 2010. We do not expect the adoption of this pronouncement to have any affect on our consolidated financial statements.
ASC 810-20, "Control of Partnerships and Similar Entities."	Update improves financial reporting by enterprises involved with variable interest entities and to provide more relevant and reliable information to users of financial statements.	Issued June 2009. Effective for the first annual reporting period that begins after November 15, 2009.	We will adopt this update in the second quarter of 2010. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.
ASU No. 2009-13 "Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force."

Establishes the accounting and reporting guidance for arrangements under which a vendor will perform multiple revenue-generating activities. Specifically, the provisions of this update address how to separate deliverables and how to measure and allocate arrangement consideration to one or more units of accounting.

Issued October 2009. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted.

We will adopt the provisions of this update for the first quarter of 2011. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.

ASU No. 2009-17 "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities."

This update consists of amendments to ASC 810, "Consolidation," which change how a company determines when an entity that is insufficiently capitalized or is not controlled through voting should be consolidated. This is based on, among other things, an entity's purpose and design and a company's ability to direct the activities of the entity that most significantly impact the entity's economic performance.

		Issued December 2009. Effective the first interim or annual reporting period after December 15, 2009.	We will adopt the provisions of this update for the first quarter of 2010. We do not expect the provisions of this update to have a material impact on our consolidated financial statements.
ASU No. 2010-02 "Accounting and Reporting for Decreases in Ownership of a Subsidiary—a Scope Clarification."	Amends ASC 810-10, "Consolidation," and related guidance within U.S. GAAP to clarify what the scope of the decrease in ownership of subsidiaries does and does not apply to.	Issued January 2010. Effective the first interim or annual reporting period after December 15, 2009.

We will adopt the provisions of this update for the first quarter of 2010. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.

ASU No. 2010-06 "Improving Disclosures about Fair Value Measurements."

Requires new disclosures and clarifies some existing disclosure requirements about fair value measurements codified within ASC 820, "Fair Value Measurements and Disclosures," including significant transfers into and out of Level 1 and Level 2 investments of the fair value hierarchy. Also requires additional information in the roll forward of Level 3 investments including presentation of purchases, sales, issuances, and settlements on a gross basis. Further clarification for existing disclosure requirements provides for the disaggregation of assets and liabilities presented, and the enhancement of disclosures around inputs and valuation techniques.

Issued January 2010. Effective for the first interim or annual reporting period beginning after December 15, 2009, except for the additional information in the roll forward of Level 3 investments. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim reporting periods within those fiscal years.

We will adopt the provisions of this update for the first quarter of 2010. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.

Fair Value Measurements (Tables) 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
Fair Value Measurements
Fair value measurement of assets and liabilities valued on a recurring basis

Description			Balance as of June 30, 2010	Level 1	Level 2	Level 3
Fixed income investments(1):	Cash equivalents:	Money market funds/other	$565,413	$565,413	$—	$—

	Short-term investments:	U.S. Treasury notes	26,823	26,823	—	—
		Non U.S. Governmental notes	8,843	—	8,843	—
		U.S. agency notes	72,093	—	72,093	—
		Corporate notes—global	44,947	—	44,947	—

		Total	152,706	26,823	125,883	—

	Long-term investments:	U.S. Treasury notes	59,150	59,150	—	—
		U.S. agency notes	20,962	—	20,962	—
		Corporate notes—global	59,529	—	59,529	—

		Total	139,641	59,150	80,491	—

	Total fixed income investments		857,760	651,386	206,374	—

Equity holdings(1):	Publicly-traded equity securities		38,267	38,267	—	—

Derivatives:	Foreign exchange forward contracts		(501)	—	(501)	—

Contingent liabilities(2):	Contingent consideration obligations		(977,209)	—	—	(977,209)

Total assets (liabilities) at fair value			$(81,683)	$689,653	$205,873	$(977,209)

Description			Balance as of December 31, 2009	Level 1	Level 2	Level 3
Fixed income investments(1):	Cash equivalents:	Money market funds/other	$603,109	$603,109	$—	$—

	Short-term investments:	U.S. Treasury notes	41,040	41,040	—	—
		Non U.S. Governmental notes	4,114	—	4,114	—
		U.S. Government agency notes	56,810	—	56,810	—
		Corporate notes—global	54,825	—	54,825	—
		Commercial paper	6,841	—	6,841	—

		Total	163,630	41,040	122,590	—

	Long-term investments:	U.S. Treasury notes	29,793	29,793	—	—
		Non U.S. Governmental notes	4,873	—	4,873	—
		U.S. Government agency notes	28,015	—	28,015	—
		Corporate notes—global	81,143	—	81,143	—

		Total	143,824	29,793	114,031	—

	Total fixed income investments		910,563	673,942	236,621	—

Equity holdings(1):	Publicly-traded equity securities		40,380	40,380	—	—

Derivatives:	Foreign exchange forward contracts		4,284	—	4,284	—

Contingent liabilities(2):	Contingent consideration obligations		(1,015,236)	—	—	(1,015,236)

Total assets (liabilities) at fair value			$(60,009)	$714,322	$240,905	$(1,015,236)

(1)
Changes in the fair value of our fixed income investments and investments in publicly-traded equity securities are recorded in accumulated other comprehensive income, a component of stockholders' equity, in our consolidated balance sheets.

(2)
Changes in the fair value of the contingent consideration obligations are recorded as contingent consideration expense, a component of operating expenses in our consolidated statements of operations. We recorded a total of  $72.6 million of contingent consideration expense for the six months ended June 30, 2010 in our consolidated statements of operations, of which  $(13.1) million was allocated to our Hematology and Oncology reporting segment and  $85.7 million was allocated to our Multiple Sclerosis reporting segment. We recorded  $9.1 million of contingent consideration expense for the six months ended June 30, 2009 in our consolidated statements of operations, including  $4.3 million for our Hematology and Oncology reporting segment and  $4.8 million for our Multiple Sclerosis reporting segment.

Description	Balance as of December 31, 2009	Level 1	Level 2	Level 3
Fixed income investments(1):
Cash equivalents:
Money market funds/other	$603,109	$603,109	$—	$—

Short-term investments:
U.S. Treasury notes	41,040	41,040	—	—
Non U.S. Governmental notes	4,114	—	4,114	—
U.S. Government agency notes	56,810	—	56,810	—
Corporate notes—global	54,825	—	54,825	—
Commercial paper	6,841	—	6,841	—

Total	163,630	41,040	122,590	—

Long-term investments:
U.S. Treasury notes	29,793	29,793	—	—
Non U.S. Governmental notes	4,873	—	4,873	—
U.S. Government agency notes	28,015	—	28,015	—
Corporate notes—global	81,143	—	81,143	—

Total	143,824	29,793	114,031	—

Total fixed income investments	910,563	673,942	236,621	—

Equity holdings(1):
Publicly-traded equity securities	40,380	40,380	—	—

Derivatives:
Foreign exchange forward contracts	4,284	—	4,284	—

Contingent liabilities(2):
Contingent consideration obligations	(1,015,236)	—	—	(1,015,236)

Total assets (liabilities) at fair value	$(60,009)	$714,322	$240,905	$(1,015,236)

Description	Balance as of December 31, 2008	Level 1	Level 2	Level 3
Fixed income investments(1):
Cash equivalents:
Money market funds/other	$357,680	$357,680	$—	$—

Short-term investments:
U.S. Treasury notes	7,505	7,505	—	—
U.S. Government agency notes	10,328	—	10,328	—
Corporate notes—global	39,674	—	39,674	—

Total	57,507	7,505	50,002	—

Long-term investments:
U.S. Treasury notes	75,040	75,040	—	—
Non U.S. Governmental notes	7,322	—	7,322	—
U.S. Government agency notes	121,707	—	121,707	—
Corporate notes—global	140,009	—	140,009	—

Total	344,078	75,040	269,038	—

Total fixed income investments	759,265	440,225	319,040	—

Equity holdings(1):
Publicly-traded equity securities	56,596	56,596	—	—

Derivatives:
Foreign exchange forward contracts	(1,434)	—	(1,434)	—

Total assets (liabilities) at fair value	$814,427	$496,821	$317,606	$—

(1)
Changes in the fair value of our fixed income investments and investments in publicly-traded equity securities are recorded in accumulated other comprehensive income (loss), a component of stockholders' equity, in our consolidated balance sheets.

(2)
In May 2009, we recorded contingent consideration obligations in connection with our acquisition from Bayer of the worldwide rights to Campath, Fludara, Leukine and alemtuzumab for MS. Changes in the fair value of these contingent consideration obligations are recorded as contingent consideration expense, a component of operating expenses in our consolidated statements of operations.

Schedule of changes in fair value of Level 3 contingent consideration obligations

Balance as of December 31, 2009	$(1,015,236)
Payments	68,940
R&D reimbursement received	(7,604)
Contingent consideration expense(1)	(72,570)
Effect of foreign currency translation adjustments	49,261

Fair value at June 30, 2010	$(977,209)

(1)
For the six months ended June 30, 2010, includes:
  •
   $37.3 million of contingent consideration expense attributable to transaction gains and losses resulting from fluctuations in foreign currency exchange rates on liabilities that will be settled in a currency other than the entity's functional currency; and

  •
  a  $20.9 million reduction in contingent consideration expense related to changes in estimates.

Contingent consideration obligations related to acquisition from Bayer in May 2009	$(964,100)
Payments	36,403
Contingent consideration expense	(65,584)
R&D reimbursement received	(9,987)
Effect of foreign currency adjustment	(11,968)

Fair value at December 31, 2009	$(1,015,236)

Schedule of fair value of derivative instruments by balance sheet location

	Unrealized Gain/Loss on Foreign Exchange Forward Contracts
			As Reported
	Gross		Net
	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
As of:	Other current assets	Accrued expenses	Other current assets	Accrued expenses
June 30, 2010	$1,236	$1,737	$—	$501
December 31, 2009	$9,834	$5,550	$4,284	$—

	Unrealized Gain/Loss on Foreign Exchange Forward Contracts
			As Reported
	Gross		Net
	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
As of:	Other current assets	Accrued expenses	Other current assets	Accrued expenses
December 31, 2009	$9,834	$5,550	$4,284	$—
December 31, 2008	$2,758	$4,192	$—	$1,434

Schedule of gain or loss of derivative instruments

		Net (Gain)/Loss Reported
		Three Months Ended June 30,		Six Months Ended June 30,
	Statement of Operations Location
Derivative Instrument		2010	2009	2010	2009
Foreign exchange forward contracts	SG&A	$4,660	$18,728	$(381)	$7,898

		Net (Gain)/Loss Reported
	Statement of Operations Location
Derivative Instrument		2009	2008	2007
Foreign exchange forward contracts	SG&A	$23,620	$9,965	$34,278

Net Income (Loss) Per Share (Tables) 10Q	6 Months Ended
Jun. 30, 2010
Net Income (Loss) Per Share
Computation of basic and diluted net income per common share

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Net income (loss)—basic and diluted	$(3,773)	$187,574	$(118,721)	$383,060

Shares used in computing net income (loss) per common share—basic	265,270	269,958	265,760	270,406
Effect of dilutive securities(1):
Stock options(2)	—	3,555	—	4,554
Restricted stock units	—	1,303	—	1,221
Other	—	36	—	44

Dilutive potential common shares	—	4,894	—	5,819

Shares used in computing net income (loss) per common share—diluted(1)	265,270	274,852	265,760	276,225

Net income (loss) per common share:
Basic	$(0.01)	$0.69	$(0.45)	$1.42

Diluted	$(0.01)	$0.68	$(0.45)	$1.39

(1)
For the three and six months ended June 30, 2010, basic and diluted net loss per share are the same. We did not include the securities described in the following table in the computation of diluted net loss per share because these securities would have an anti-dilutive effect due to our net loss for those periods (amounts in thousands):

	Three Months Ended June 30, 2010	Six Months Ended June 30, 2010
Stock options	2,316	2,633
Restricted stock units	2,391	2,462
Other	148	198

Total shares excluded from calculation of diluted loss per share	4,855	5,293

(2)
We did not include the securities described in the following table in the computation of diluted earnings (loss) per share because these securities were anti-dilutive during the corresponding period (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Shares issuable upon exercise of outstanding options	23,158	19,732	21,903	14,191

Schedule of securities with anti-dilutive effect due to net loss for the period

	Three Months Ended June 30, 2010	Six Months Ended June 30, 2010
Stock options	2,316	2,633
Restricted stock units	2,391	2,462
Other	148	198

Total shares excluded from calculation of diluted loss per share	4,855	5,293

Antidilutive securities

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Shares issuable upon exercise of outstanding options	23,158	19,732	21,903	14,191

Comprehensive Income (Loss) (Tables) 10Q	6 Months Ended
Jun. 30, 2010
Comprehensive Income (Loss).
Schedule of components of comprehensive income (loss)

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Net income (loss)	$(3,773)	$187,574	$(118,721)	$383,060

Other comprehensive income (loss):
Foreign currency translation adjustments	(141,890)	153,780	(267,367)	33,632

Pension liability adjustments, net of tax(1)	(12)	—	(21)	—

Unrealized gains (losses) on securities, net of tax:
Unrealized gains (losses) arising during the period, net of tax	(3,639)	9,657	(1)	(10,950)
Reclassification adjustment of (gains) losses included in net income (loss), net of tax	(694)	37	(1,872)	(160)

Unrealized gains (losses) on securities, net of tax(2)	(4,333)	9,694	(1,873)	(11,110)

Other comprehensive income (loss)	(146,235)	163,474	(269,261)	22,522

Comprehensive income (loss)	$(150,008)	$351,048	$(387,982)	$405,582

(1)
Tax amounts for all periods were not significant.

(2)
Net of  $2.5 million of tax for the three months ended and  $1.1 million of tax for the six months ended June 30, 2010 and  $(5.6) million of tax for the three months ended and  $6.3 million of tax for the six months ended June 30, 2009.

Strategic Transactions (Tables) 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
STRATEGIC TRANSACTIONS.
Purchase of In-Process Research and Development

Company/Assets Acquired	Purchase Price	IPR&D		Programs Acquired	Discount Rate Used in Estimating Cash Flows	Year of Expected Launch
Bayer (2009)	$1,006.5	$458.7		alemtuzumab for MS—US	16%	2012
		174.2		alemtuzumab for MS—ex-US	16%	2013

		$632.9	(1)

Bioenvision, Inc., or Bioenvision (2007)	$349.9	$125.5	(2)	Clolar(3)	17%	2010-2016	(4)

AnorMED Inc., or AnorMED (2006)	$589.2	$526.8	(2)	Mozobil(5)	15%	2016

(1)
Capitalized as an indefinite-lived intangible asset.

(2)
Expensed on acquisition date.

(3)
Clolar is approved for the treatment of relapsed and refractory pediatric acute lymphoblastic leukemia, or ALL. The IPR&D projects for Clolar are related to the development of the product for the treatment of other indications.
(4)
Year of expected launch reflects both the ongoing launch of products for currently approved indications and the anticipated launch of the products in the future for new indications.

(5)
Mozobil received marketing approval for use in stem cell transplants in the United States in December 2008 and in Europe in July 2009. Mozobil is also being developed for tumor sensitization.

Company/Assets Acquired	Purchase Price	IPR&D		Programs Acquired	Discount Rate Used in Estimating Cash Flows	Year of Expected Launch
Bayer (2009)	$1,006.5	$445.3		alemtuzumab for MS—US	16%	2012
		187.6		alemtuzumab for MS—ex-US	16%	2013

		$632.9	(1)

Bioenvision (2007)	$349.9	$125.5	(2)	Clolar(3)	17%	2010 - 2016	(4)

AnorMED (2006)	$589.2	$526.8	(2)	Mozobil (stem cell transplant)(5)	15%	2016

(1)
Capitalized as an indefinite-lived intangible asset.

(2)
Expensed on acquisition date.

(3)
Clolar is approved for the treatment of relapsed and refractory pediatric ALL. The IPR&D projects for Clolar are related to the development of the product for the treatment of other medical issues.

(4)
Year of expected launch reflects both the ongoing launch of products for currently approved indications and the anticipated launch of the products in the future for new indications.

(5)
Mozobil received marketing approval for use in stem cell transplants in the United States in December 2008 and in Europe in July 2009. Mozobil is also being developed for tumor sensitization.

Pro Forma Financial Summary

	Three Months Ended June 30,	Six Months Ended June 30,
	2009	2009
Total revenues	$1,280,470	$2,477,530

Net income	$163,425	$319,795

Net income per share:
Basic	$0.61	$1.18

Diluted	$0.59	$1.16

Weighted average shares outstanding:
Basic	269,958	270,406

Diluted	274,852	276,225

	2009	2008
Total revenues	$4,615,674	$4,869,349

Net income	$359,489	$272,504

Net income (loss) per share:
Basic	$1.34	$1.01

Diluted	$1.31	$0.98

Weighted average shares outstanding:
Basic	268,841	268,490

Diluted	274,071	285,595

Inventories (Tables) 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
INVENTORIES
Components of inventory

	June 30, 2010	December 31, 2009
	(Amounts in thousands)
Raw materials	$106,394	$123,434
Work-in-process	283,648	288,653
Finished goods	204,070	195,935

Total	$594,112	$608,022

	December 31,
	2009	2008
	(Amounts in thousands)
Raw materials	$123,434	$96,986
Work-in-process	288,653	141,094
Finished goods	195,935	215,357

Total	$608,022	$453,437

Goodwill and Other Intangible Assets (Tables) 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of changes in goodwill

	Personalized Genetic Health	Renal and Endocrinology	Biosurgery	Hematology and Oncology	Multiple Sclerosis	Other	Total
Goodwill	$339,563	$319,882	$110,376	$375,889	$318,059	$261,631	$1,725,400
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of December 31, 2009	339,563	319,882	7,584	375,889	318,059	42,386	1,403,363
Net exchange differences arising during the period	—	—	—	—	—	(19)	(19)
Other changes in carrying amounts during the period	—	—	—	—	—	295	295

Balance as of June 30, 2010	$339,563	$319,882	$7,584	$375,889	$318,059	$42,662	$1,403,639

Goodwill	$339,563	$319,882	$110,376	$375,889	$318,059	$261,907	$1,725,676
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of June 30, 2010	$339,563	$319,882	$7,584	$375,889	$318,059	$42,662	$1,403,639

(1)
Accumulated impairment losses include:

•
a  $102.8 million pre-tax charge recorded in 2003 to write off the goodwill of our Biosurgery reporting segment's orthopaedics reporting unit; and
  •
  a  $219.2 million pre-tax charge recorded in 2006 to write off the goodwill of our genetic testing reporting unit.

	Personalized Genetic Health	Renal and Endocrinology	Biosurgery	Hematology and Oncology	Multiple Sclerosis	Other	Total
Goodwill	$339,563	$319,882	$110,377	$375,911	$318,059	$262,073	$1,725,865
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of December 31, 2007	339,563	319,882	7,585	375,911	318,059	42,828	1,403,828
Net exchange differences arising during the period	—	—	—	—	—	(2,731)	(2,731)
Other changes in carrying amounts during the period	—	—	(1)	(22)	—	—	(23)

Balance as of December 31, 2008	339,563	319,882	7,584	375,889	318,059	40,097	1,401,074
Net exchange differences arising during the period	—	—	—	—	—	1,925	1,925
Other changes in carrying amounts during the period	—	—	—	—	—	364	364

Balance as of December 31, 2009	$339,563	$319,882	$7,584	$375,889	$318,059	$42,386	$1,403,363

Goodwill	$339,563	$319,882	$110,376	$375,889	$318,059	$261,631	$1,725,400
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of December 31, 2009	$339,563	$319,882	$7,584	$375,889	$318,059	$42,386	$1,403,363

(1)
Accumulated impairment losses include:

•
a  $102.8 million pre-tax charge recorded in 2003 to write off the goodwill of our Biosurgery reporting segment's orthopaedics reporting unit; and

•
a  $219.2 million pre-tax charge recorded in 2006 to write off the goodwill of our genetic testing reporting unit.

Schedule of other intangible assets

	As of June 30, 2010			As of December 31, 2009
	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets
Finite-lived other intangible assets:
Technology(1)	$1,939,330	$(942,470)	$996,860	$2,180,232	$(877,611)	$1,302,621
Distribution rights(2)	446,427	(260,557)	185,870	440,521	(227,726)	212,795
Patents	188,651	(138,520)	50,131	188,651	(131,898)	56,753
License fees	98,272	(50,031)	48,241	98,647	(47,052)	51,595
Customer lists	87,421	(48,282)	39,139	87,423	(43,822)	43,601
Trademarks	60,608	(50,332)	10,276	60,608	(47,623)	12,985

Total finite-lived other intangible assets	2,820,709	(1,490,192)	1,330,517	3,056,082	(1,375,732)	1,680,350
Indefinite-lived other intangible assets:
IPR&D	632,912	—	632,912	632,912	—	632,912

Total other intangible assets	$3,453,621	$(1,490,192)	$1,963,429	$3,688,994	$(1,375,732)	$2,313,262

(1)
For the year ended December 31, 2009, includes a gross technology intangible asset of  $240.3 million and related accumulated amortization of  $(24.0) million related to the consolidated results of BioMarin/Genzyme LLC. Effective January 1, 2010, under new guidance we adopted for consolidating variable interest entities, we no longer consolidate the results of this joint venture and no longer include this gross technology asset and the related accumulated amortization or a related other noncurrent liability in our consolidated balance sheets.

(2)
Includes an additional  $6.0 million for the six months ended June 30, 2010 for additional payments made or accrued in connection with the reacquisition of the Synvisc sales and marketing rights from Pfizer in January 2005. As of June 30, 2010, the contingent royalty payments to Pfizer payable under the agreement are substantially complete. We completed the contingent royalty payments to Pfizer related to North American sales of Synvisc in the first quarter of 2010 and anticipate completing the remaining contingent royalty payments to Pfizer related to sales of the product outside of the United States by first quarter of 2011, the amount of which is not significant.

	As of December 31, 2009			As of December 31, 2008
	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets
Finite-lived other intangible assets:
Technology(1)	$2,180,232	$(877,611)	$1,302,621	$1,919,074	$(692,235)	$1,226,839
Distribution rights(2)	440,521	(227,726)	212,795	399,768	(170,892)	228,876
Patents	188,651	(131,898)	56,753	194,560	(121,763)	72,797
License fees	98,647	(47,052)	51,595	98,123	(39,824)	58,299
Customer lists	87,423	(43,822)	43,601	83,729	(34,271)	49,458
Trademarks	60,608	(47,623)	12,985	60,556	(42,194)	18,362
Other	—	—	—	2,039	(1,972)	67

Total finite-lived other intangible assets	3,056,082	(1,375,732)	1,680,350	2,757,849	(1,103,151)	1,654,698
Indefinite-lived other intangible assets:
IPR&D(3)	632,912	—	632,912	—	—	—

Total other intangible assets	$3,688,994	$(1,375,732)	$2,313,262	$2,757,849	$(1,103,151)	$1,654,698

(1)
Includes an additional  $261.4 million of gross technology intangible assets resulting from our acquisition of the worldwide rights to the oncology products Campath, Fludara and Leukine from Bayer in May 2009. Of this amount:

  •
   $71.0 million is related to Campath and will be amortized over ten years;

  •
   $182.1 million is related to Fludara and will be amortized over five years; and

  •
   $8.3 million is related to Leukine and will be amortized over twelve years.

(2)
Includes an additional  $41.9 million in 2009 for additional payments made or accrued in connection with the reacquisition of the Synvisc sales and marketing rights from Wyeth in January 2005. In addition, we will make a series of additional contingent royalty payments to Wyeth based on the volume of Synvisc sales in the covered territories. To date,  $287.5 million of the maximum amount payable under the agreement has been paid. We anticipate completing the contingent royalty payments to Wyeth during the first quarter of 2010.

(3)
Includes capitalized IPR&D totaling  $632.9 million related to our acquisition of the worldwide rights to alemtuzumab for MS from Bayer in May 2009, including  $445.3 million related to the development of the product for sale in the United States and  $187.6 million for the development of the product for sale outside of the United States.

Estimated future amortization expense for finite-lived other intangible assets

Year Ended December 31,	Estimated Revenue- Based Amortization Expense(1)	Estimated Other Amortization Expense	Total Estimated Amortization Expense(1)
2010 (remaining six months)	$49,255	$91,146	$140,401
2011	119,112	175,060	294,172
2012	94,168	148,174	242,342
2013	29,545	131,432	160,977
2014	26,308	109,116	135,424
Thereafter	21,578	352,219	373,797
(1)
Includes estimated future amortization expense for:

•
the Synvisc distribution rights based on the forecasted respective future sales of Synvisc and the resulting future contingent payments we may be required to make to Pfizer and the Myozyme/Lumizyme patent and technology rights pursuant to a license agreement with Synpac based on forecasted future Net Sales of Myozyme/Lumizyme and the milestone payments we may be required to make to Synpac. These contingent payments will be recorded as intangible assets when the payments are accrued; and

•
the technology intangible assets resulting from our acquisition of the worldwide rights to Fludara, which are being amortized based on the forecasted future sales of Fludara.

Year Ended December 31,	Estimated Amortization Expense(1)(2)
2010	$312,076
2011	304,138
2012	229,408
2013	150,452
2014	118,310
Thereafter	372,186
(1)
Includes estimated future amortization expense for:

•
the Synvisc distribution rights based on the forecasted respective future sales of Synvisc and the resulting future contingent payments we may be required to make to Wyeth and the Myozyme patent and technology rights pursuant to a license agreement with Synpac based on forecasted future sales of Myozyme and the milestone payments we may be required to make to Synpac. These contingent payments will be recorded as intangible assets when the payments are accrued; and

•
the technology intangible assets resulting from our acquisition of the worldwide rights to the oncology products Campath, Leukine and Fludara, of which:

•
the assets related to Campath and Leukine are being amortized on a straight-line basis; and

•
the asset related to Fludara is being amortized based on the forecasted future sales of Fludara.

(2)
Excludes future amortization expense related to the  $240.2 million of technology recorded effective January 1, 2008 related to our consolidation of the results of BioMarin/Genzyme LLC, because such amortization is entirely offset by the corresponding amortization of a noncurrent liability related to the consolidation of BioMarin/Genzyme LLC.

Stockholders' Equity (Tables) 10Q	6 Months Ended
Jun. 30, 2010
STOCKHOLDERS' EQUITY
Assumptions used in Black-Scholes valuation models to determine the valuation adjustment required for the extension of post-termination exercise period

	New Post-Termination Period	Original Post-Termination Period
Grant date fair value as of May 26, 2010	$50.00	$50.00
Term	19 months	10 months
Dividend	0	0
Volatility	38.00%	30.00%
Risk-free interest rate	0.63%	0.32%

Performance levels for R-TSR approved by the compensation committee of board of directors

Performance Level	Percentile Rank
Threshold	40th
Target	65th
Maximum	75th

Valuation Assumptions for Stock Option Plans and ESPP

Expected dividend yield	0%
Range of risk free rate of return	1.33%-1.45%
Range of our expected stock price volatility	35.11%-36.06%
Range of Peer Group expected stock price volatility	21.27%-60.32%
Range of our average closing stock prices on the grant dates	$51.83- $56.50
Range of Peer Group average closing stock prices on the grant dates	$7.22- $348.13
Range of our historical total shareholder return on the grant dates	5.75%-15.28%
Range of historical total shareholder return for the Peer Group on the grant dates	(19.78)%-23.22%

Stock-Based Compensation Expense, Net of Estimated Forfeitures

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Pre-tax stock-based compensation expense, net of estimated forfeitures(1)	$(44,694)	$(65,167)	$(92,335)	(109,773)
Less: tax benefit from stock options	13,476	15,144	26,548	27,733

Total stock-based compensation expense, net of tax	$(31,218)	$(50,023)	$(65,787)	$(82,040)

(1)
We also capitalized the following amounts of stock-based compensation expense to inventory, all of which is attributable to participating employees that support our manufacturing operations (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Stock-based compensation expense capitalized to inventory	$4,038	$5,729	$7,840	$9,141

Amount of stock based compensation expense attributable to participating employees that support manufacturing operations capitalized to inventory

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Stock-based compensation expense capitalized to inventory	$4,038	$5,729	$7,840	$9,141

Benefit from (Provision for) Income Taxes (Tables) 10Q	6 Months Ended
Jun. 30, 2010
Benefit from (Provision for) Income Taxes
Income taxes

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
	(Amounts in thousands)
Benefit from (provision for) income taxes	$19,953	$(78,870)	$81,752	$(157,754)
Effective tax rate	(84)%	30%	(41)%	29%

Segment Information (Tables) 10Q	6 Months Ended
Jun. 30, 2010
SEGMENT INFORMATION
Segment operating information

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Revenues:
Personalized Genetic Health(1,3)	$350,540	$581,728	$743,044	$1,131,688
Renal and Endocrinology	258,379	247,277	510,802	489,745
Biosurgery	163,982	139,327	301,348	258,849
Hematology and Oncology(2)	176,497	111,990	332,807	200,563
Multiple Sclerosis(2)	—	5,066	—	12,357
Other	129,753	142,568	265,612	283,171
Corporate	288	554	299	1,008

Total	$1,079,439	$1,228,510	$2,153,912	$2,377,381

Income (loss) before income taxes:
Personalized Genetic Health(1,3)	$70,571	$332,700	$43,555	$684,495
Renal and Endocrinology	113,436	111,106	227,960	217,168
Biosurgery	61,608	33,750	90,603	62,083
Hematology and Oncology(2)	31,826	(17,030)	40,196	(20,015)
Multiple Sclerosis(2)	(52,355)	(2,161)	(142,280)	(18,607)
Other(4)	(447)	15,013	3,781	10,215
Corporate(5)	(248,365)	(206,934)	(464,288)	(394,525)

Total	$(23,726)	$266,444	$(200,473)	$540,814

(1)
Includes the impact of supply constraints for Cerezyme and Fabrazyme for all periods presented.

(2)
On May 29, 2009, we acquired the worldwide rights to the oncology products Campath, Fludara and Leukine and alemtuzumab for MS from Bayer. As of that date, we ceased recognizing research and development revenue for Bayer's reimbursement of a portion of the development costs for alemtuzumab for MS. The fair value of the research and development costs for alemtuzumab for MS that will be reimbursed by Bayer is accounted for as an offset to the contingent consideration obligations for alemtuzumab for MS.

  Income (loss) before income taxes for our Hematology and Oncology and Multiple Sclerosis reporting segments includes the following contingent consideration expenses (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Contingent consideration expenses:
Hematology and Oncology	$(34,506)	$4,330	$(13,074)	$4,330
Multiple Sclerosis	44,527	4,760	85,644	4,760

Total contingent consideration expenses	$10,021	$9,090	$72,570	$9,090

  In addition, income (loss) before income taxes for our Multiple Sclerosis reporting segment includes a gain on acquisition of business of  $24.2 million for the three and six months ended June 30, 2009 for which there were no comparable amounts in 2010. The fair value of the identifiable assets acquired of  $1.03 billion exceeded the fair value of the purchase price for the transaction of  $1.01 billion.

(3)
Includes a charge of  $175.0 million recorded to SG&A for the six months ended June 30, 2010 for the upfront disgorgement of past profits provided for in the consent decree we entered into with the FDA. For more information about the consent decree, see Note 13., "Commitments and Contingencies," to these consolidated financial statements.

(4)
Includes a charge of  $18.2 million recorded to research and development expense in our consolidated statements of operations in January 2009 for intellectual property we acquired from EXACT Sciences Corporation, or EXACT Sciences.

(5)
Loss before income taxes for Corporate includes our corporate, general and administrative and corporate science activities, all of our stock-based compensation expenses, as well as net gains on our investments in equity securities, investment income, interest expense and other income and expense items that we do not specifically allocate to a particular reporting segment.

Contingent Consideration Expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Contingent consideration expenses:
Hematology and Oncology	$(34,506)	$4,330	$(13,074)	$4,330
Multiple Sclerosis	44,527	4,760	85,644	4,760

Total contingent consideration expenses	$10,021	$9,090	$72,570	$9,090

Segment asset information

	June 30, 2010	December 31, 2009
Segment Assets(1):
Personalized Genetic Health(2)	$1,211,225	$1,525,602
Renal and Endocrinology	1,193,872	1,283,731
Biosurgery	482,117	509,064
Hematology and Oncology	1,343,840	1,406,684
Multiple Sclerosis	951,332	956,448
Other	447,740	462,978
Corporate(3)	4,133,773	3,916,217

Total	$9,763,899	$10,060,724

(1)
Assets for our five reporting segments and Other include primarily accounts receivable, inventory and certain fixed and intangible assets, including goodwill.

(2)
For the year ended December 31, 2009, includes a gross technology intangible asset of  $240.3 million and related accumulated amortization of  $(24.0) million related to our consolidation of the results of BioMarin/Genzyme LLC. Effective January 1, 2010, under new guidance we adopted for consolidating variable interest entities, we no longer consolidate the results of this joint venture and no longer include this gross technology asset and the related accumulated amortization or a related other noncurrent liability in our consolidated balance sheet.

(3)
Includes the assets related to our corporate, general and administrative operations, and corporate science activities that we do not allocate to a particular segment. Segment assets for Corporate consist of the following (amounts in thousands):

	June 30, 2010	December 31, 2009
Cash, cash equivalents, short- and long-term investments in debt securities	$974,154	$1,049,700
Deferred tax assets, net	706,009	555,242
Property, plant & equipment, net	1,986,309	1,787,054
Investments in equity securities	74,227	74,438
Other	393,074	449,783

Total	$4,133,773	$3,916,217

Assets not allocated to a particular segment

	June 30, 2010	December 31, 2009
Cash, cash equivalents, short- and long-term investments in debt securities	$974,154	$1,049,700
Deferred tax assets, net	706,009	555,242
Property, plant & equipment, net	1,986,309	1,787,054
Investments in equity securities	74,227	74,438
Other	393,074	449,783

Total	$4,133,773	$3,916,217

Supplemental Guarantor Information (Tables) 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
SUPPLEMENTAL GUARANTOR INFORMATION
Consolidating Balance Sheet

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of June 30, 2010
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$267,855	$57,726	$356,226	$—	$681,807
Short-term investments	—	152,706	—	—	152,706
Accounts receivable, net	420,119	1	470,124	—	890,244
Inventories	234,152	66,609	293,351	—	594,112
Other current assets	103,001	(249)	90,693	—	193,445
Intercompany accounts and notes receivable	1,127	636,734	103,486	(741,347)	—
Deferred tax assets	165,184	7,917	10,597	—	183,698

Total current assets	1,191,438	921,444	1,324,477	(741,347)	2,696,012
Property, plant, and equipment, net	1,442,802	207,905	1,195,441	—	2,846,148
Long-term investments	—	139,641	—	—	139,641
Intercompany notes receivable	191,750	—	—	(191,750)	—
Goodwill	1,299,567	—	104,072	—	1,403,639
Other intangible assets, net	1,332,465	—	630,964	—	1,963,429
Deferred tax assets—noncurrent	481,823	—	40,488	—	522,311
Investment in equity securities	74,227	—	—	—	74,227
Investment in subsidiaries	3,342,191	—	—	(3,342,191)	—
Other noncurrent assets	66,813	—	51,679	—	118,492

Total assets	$9,423,076	$1,268,990	$3,347,121	$(4,275,288)	$9,763,899

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$45,782	$—	$84,541	$—	$130,323
Accrued expenses	725,297	12,331	201,888	—	939,516
Intercompany accounts payable	618,704	122,643	—	(741,347)	—
Deferred revenue	21,209	—	13,079	—	34,288
Current portion of contingent consideration obligations	76,964	—	78,934	—	155,898
Current portion of long-term debt and capital lease obligations	8,439	—	71	—	8,510

Total current liabilities	1,496,395	134,974	378,513	(741,347)	1,268,535
Long-term debt and capital lease obligations	1,105,916	—	40	—	1,105,956
Long-term debt intercompany	—	144,881	46,869	(191,750)	—
Deferred revenue—noncurrent	12,313	—	25	—	12,338
Long-term contingent consideration obligations	318,598	—	502,713	—	821,311
Other noncurrent liabilities	14,449	21,271	44,634	—	80,354

Total liabilities	2,947,671	301,126	972,794	(933,097)	3,288,494
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,531	—	—	—	2,531
Additional paid-in capital	5,068,602	—	—	—	5,068,602
Share purchase contract	(200,000)	—	—	—	(200,000)
Accumulated earnings	1,551,375	—	—	—	1,551,375
Accumulated other comprehensive income	52,897	—	—	—	52,897

Total stockholders' equity	6,475,405	—	—	—	6,475,405
Subsidiary equity	—	967,864	2,374,327	(3,342,191)	—

Total liabilities and stockholders' equity	$9,423,076	$1,268,990	$3,347,121	$(4,275,288)	$9,763,899

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of December 31, 2009
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$358,759	$103,119	$280,368	$—	$742,246
Short-term investments	11,649	151,981	—	—	163,630
Accounts receivable, net	403,977	—	495,754	—	899,731
Inventories	248,988	76,205	282,829	—	608,022
Other current assets	118,077	251	92,419	—	210,747
Intercompany accounts receivable	—	798,907	272,166	(1,071,073)	—
Deferred tax assets	169,615	3,486	5,326	—	178,427

Total current assets	1,311,065	1,133,949	1,428,862	(1,071,073)	2,802,803
Property, plant, and equipment, net	1,285,135	189,320	1,334,894	—	2,809,349
Long-term investments	11,668	132,156	—	—	143,824
Intercompany notes receivable	207,891	25	200,407	(408,323)	—
Goodwill	1,299,272	—	104,091	—	1,403,363
Other intangible assets, net	1,773,210	—	540,052	—	2,313,262
Deferred tax assets—noncurrent	372,408	—	4,407	—	376,815
Investment in equity securities	74,438	—	—	—	74,438
Investment in subsidiaries	3,852,897	—	—	(3,852,897)	—
Other noncurrent assets	91,834	—	45,036	—	136,870

Total assets	$10,279,818	$1,455,450	$3,657,749	$(5,332,293)	$10,060,724

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$58,556	$—	$131,073	$—	$189,629
Accrued expenses	493,149	9,603	193,471	—	696,223
Intercompany accounts payable	997,727	73,346	—	(1,071,073)	—
Deferred revenue	14,375	—	10,372	—	24,747
Current portion of contingent consideration obligations	69,037	—	92,328	—	161,365
Current portion of long-term debt and capital lease obligations	8,124	—	42	—	8,166

Total current liabilities	1,640,968	82,949	427,286	(1,071,073)	1,080,130
Long-term debt and capital lease obligations	116,393	—	41	—	116,434
Long-term debt intercompany	—	144,382	263,941	(408,323)	—
Deferred revenue—noncurrent	13,356	—	29	—	13,385
Long-term contingent consideration obligations	582,050	—	271,821	—	853,871
Other noncurrent liabilities	243,399	21,798	48,055	—	313,252

Total liabilities	2,596,166	249,129	1,011,173	(1,479,396)	2,377,072
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,657	—	—	—	2,657
Additional paid-in capital	5,688,741	—	—	—	5,688,741
Accumulated earnings	1,670,096	—	—	—	1,670,096
Accumulated other comprehensive income	322,158	—	—	—	322,158

Total stockholders' equity	7,683,652	—	—	—	7,683,652
Subsidiary equity	—	1,206,321	2,646,576	(3,852,897)	—

Total liabilities and stockholders' equity	$10,279,818	$1,455,450	$3,657,749	$(5,332,293)	$10,060,724

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of December 31, 2008
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$330,277	$11,647	$230,182	$—	$572,106
Short-term investments	2,765	54,742	—	—	57,507
Accounts receivable, net	437,909	10	599,021	—	1,036,940
Inventories	172,443	56,840	224,154	—	453,437
Other current assets	140,796	337	66,907	—	208,040
Intercompany accounts receivable	—	2,189,750	119,337	(2,309,087)	—
Deferred tax assets	174,262	3,486	10,357	—	188,105

Total current assets	1,258,452	2,316,812	1,249,958	(2,309,087)	2,516,135
Property, plant, and equipment, net	1,069,862	127,600	1,109,105	—	2,306,567
Long-term investments	34,576	309,502	—	—	344,078
Intercompany notes receivable	520,086	—	335,947	(856,033)	—
Goodwill	1,298,907	—	102,167	—	1,401,074
Other intangible assets, net	1,431,949	—	222,749	—	1,654,698
Deferred tax assets—noncurrent	186,413	—	82,824	—	269,237
Investment in equity securities	83,325	—	—	—	83,325
Investment in subsidiaries	4,610,753	—	—	(4,610,753)	—
Other noncurrent assets	88,060	—	8,102	—	96,162

Total assets	$10,582,383	$2,753,914	$3,110,852	$(7,775,873)	$8,671,276

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$47,826	$—	$80,043	$—	$127,869
Accrued expenses	588,486	6,008	170,892	—	765,386
Intercompany accounts payable	2,220,068	(6,151)	95,170	(2,309,087)	—
Deferred revenue	9,162	—	4,300	—	13,462
Current portion of long-term debt and capital lease obligations	7,541	—	25	—	7,566

Total current liabilities	2,873,083	(143)	350,430	(2,309,087)	914,283
Long-term debt and capital lease obligations	124,344	—	(3)	—	124,341
Long-term debt intercompany	—	142,444	713,589	(856,033)	—
Deferred revenue—noncurrent	13,146	—	29	—	13,175
Other noncurrent liabilities	265,817	22,677	24,990	—	313,484

Total liabilities	3,276,390	164,978	1,089,035	(3,165,120)	1,365,283
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,707	—	—	—	2,707
Additional paid-in capital	5,779,279	—	—	—	5,779,279
Accumulated earnings	1,247,796	—	—	—	1,247,796
Accumulated other comprehensive income	276,211	—	—	—	276,211

Total stockholders' equity	7,305,993	—	—	—	7,305,993
Subsidiary equity	—	2,588,936	2,021,817	(4,610,753)	—

Total liabilities and stockholders' equity	$10,582,383	$2,753,914	$3,110,852	$(7,775,873)	$8,671,276

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of December 31, 2007
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$183,604	$454,991	$228,417	$—	$867,012
Short-term investments	5,525	74,558	362	—	80,445
Accounts receivable, net	366,093	—	538,008	—	904,101
Inventories	150,597	61,131	227,387	—	439,115
Prepaid expenses and other current assets	90,019	372	76,426	—	166,817
Intercompany accounts receivable	—	984,021	12,037	(996,058)	—
Deferred tax assets	145,889	2,706	15,746	—	164,341

Total current assets	941,727	1,577,779	1,098,383	(996,058)	2,621,831
Property, plant, and equipment, net	833,181	88,735	1,046,486	—	1,968,402
Long-term investments	64,642	448,295	—	—	512,937
Intercompany notes receivable	370,564	—	432,160	(802,724)	—
Goodwill	1,301,305	—	102,523	—	1,403,828
Other intangible assets, net	1,288,954	—	266,698	—	1,555,652
Deferred tax assets—noncurrent	49,694	—	45,970	—	95,664
Investment in equity securities	89,002	—	179	—	89,181
Investment in subsidiaries	4,017,027	—	—	(4,017,027)	—
Other noncurrent assets	56,431	—	10,449	—	66,880

Total assets	$9,012,527	$2,114,809	$3,002,848	$(5,815,809)	$8,314,375

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$73,060	$—	$55,320	$—	$128,380
Accrued expenses	455,985	6,263	183,397	—	645,645
Intercompany accounts payable	1,023,756	(53,280)	25,582	(996,058)	—
Deferred revenue	10,280	—	2,997	—	13,277
Current portion of long-term debt and capital lease obligations	696,585	—	40	—	696,625

Total current liabilities	2,259,666	(47,017)	267,336	(996,058)	1,483,927
Long-term debt and capital lease obligations	113,718	—	30	—	113,748
Long-term debt intercompany	—	137,124	665,600	(802,724)	—
Deferred revenue—noncurrent	16,632	—	30	—	16,662
Other noncurrent liabilities	9,574	23,334	54,193	—	87,101

Total liabilities	2,399,590	113,441	987,189	(1,798,782)	1,701,438
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,660	—	—	—	2,660
Additional paid-in capital	5,385,154	—	—	—	5,385,154
Notes receivable from stockholders	(15,670)	—	—	—	(15,670)
Accumulated earnings	826,715	—	—	—	826,715
Accumulated other comprehensive income	414,078	—	—	—	414,078

Total stockholders' equity	6,612,937	—	—	—	6,612,937
Subsidiary equity	—	2,001,368	2,015,659	(4,017,027)	—

Total liabilities and stockholders' equity	$9,012,527	$2,114,809	$3,002,848	$(5,815,809)	$8,314,375

Consolidated Statements of Operations

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Six Months Ended June 30, 2010
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$1,087,671	$39	$858,837	$—	$1,946,547
Net service sales	197,330	—	8,174	—	205,504
Research and development revenue	1,605	—	256	—	1,861

Total revenues	1,286,606	39	867,267	—	2,153,912

Operating costs and expenses:
Cost of products sold(1)	375,291	(18,252)	224,344	—	581,383
Cost of services sold	123,034	—	9,362	—	132,396
Selling, general and administrative	664,284	2,111	289,450	—	955,845
Research and development	306,262	45,172	95,054	—	446,488
Amortization of intangibles	106,103	—	32,772	—	138,875
Contingent consideration (income) expense	(92,731)	—	165,301	—	72,570

Total operating costs and expenses	1,482,243	29,031	816,283	—	2,327,557

Operating income (loss)	(195,637)	(28,992)	50,984	—	(173,645)

Other income (expenses):
Equity in income (loss) of equity method investments	(1,567)	—	—	—	(1,567)
Gain (loss) on investment in equity securities, net	(31,399)	—	—	—	(31,399)
Gain (loss) on acquisition of business	40,034	—	(40,034)	—	—
Other	(1,803)	—	1,557	—	(246)
Inter-subsidiary income (expense)	(34,785)	223,109	(188,324)	—	—
Investment income	334	5,317	733	—	6,384
Interest expense	(2,528)	—	2,528	—	—

Total other income (expenses)	(31,714)	228,426	(223,540)	—	(26,828)

Income (loss) before income taxes	(227,351)	199,434	(172,556)	—	(200,473)

(Provision for) benefit from income taxes	100,304	(83,942)	65,390	—	81,752

Income from subsidiaries	8,326			(8,326)	—

Net income (loss)	$(118,721)	$115,492	$(107,166)	$(8,326)	$(118,721)

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Year Ended December 31, 2009
(Amounts in thousands, except per share amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$2,250,092	$14	$1,826,559	$—	$4,076,665
Net service sales	398,673	—	19,845	—	418,518
Research and development revenue	19,636	—	706	—	20,342

Total revenues	2,668,401	14	1,847,110	—	4,515,525

Operating costs and expenses:
Cost of products sold(1)	(872,964)	(165,021)	2,174,922	—	1,136,937
Cost of services sold	231,963	—	17,176	—	249,139
Selling, general and administrative	937,820	2,439	488,337	—	1,428,596
Research and development	586,418	89,135	189,704	—	865,257
Amortization of intangibles	209,083	—	57,222	—	266,305
Contingent consideration expense	67,255	—	(1,671)	—	65,584

Total operating costs and expenses	1,159,575	(73,447)	2,925,690	—	4,011,818

Operating income (loss)	1,508,826	73,461	(1,078,580)	—	503,707

Other income (expenses):
Gain (loss) on investment in equity securities, net	(56)	—	—	—	(56)
Gain on acquisition of business	4,574	—	19,585	—	24,159
Other	1,150	—	(2,869)	—	(1,719)
Inter-subsidiary income (expense)	(1,730,414)	353,446	1,376,968	—	—
Investment income	785	15,202	1,655	—	17,642
Interest expense	(8,519)	(1)	8,520	—	—

Total other income (expenses)	(1,732,480)	368,647	1,403,859	—	40,026

Income (loss) before income taxes	(223,654)	442,108	325,279	—	543,733

(Provision for) benefit from income taxes	106,719	(123,014)	(105,138)	—	(121,433)

Income from subsidiaries	539,235			(539,235)	—

Net income (loss)	$422,300	$319,094	$220,141	$(539,235)	$422,300

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Year Ended December 31, 2008
Amounts in thousands, except per share amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$2,200,510	$26	$1,996,371	$—	$4,196,907
Net service sales	352,494	343	13,254	—	366,091
Research and development revenue	40,181	—	1,860	—	42,041

Total revenues	2,593,185	369	2,011,485	—	4,605,039

Operating costs and expenses:
Cost of products sold(1)	615,696	(443,207)	740,778	—	913,267
Cost of services sold	222,569	—	12,726	—	235,295
Selling, general and administrative	853,866	1,676	482,648	—	1,338,190
Research and development	750,333	123,912	434,085	—	1,308,330
Amortization of intangibles	194,898	—	31,544	—	226,442
Charge for impaired intangible assets	1,049	—	987	—	2,036

Total operating costs and expenses	2,638,411	(317,619)	1,702,768	—	4,023,560

Operating income (loss)	(45,226)	317,988	308,717	—	581,479

Other income (expenses):
Equity in income (loss) of equity method investments	201	—	—	—	201
Gain (loss) on investment in equity securities, net	2,160	—	(5,500)	—	(3,340)
Other	1,956	—	(1,600)	—	356
Inter-subsidiary income (expense)	(49,605)	402,150	(352,545)	—	—
Investment income	10,527	33,245	7,488	—	51,260
Interest expense	(17,924)	—	13,506	—	(4,418)

Total other income (expenses)	(52,685)	435,395	(338,651)	—	44,059

Income (loss) before income taxes	(97,911)	753,383	(29,934)	—	625,538

(Provision for) benefit from income taxes	41,850	(248,392)	2,085	—	(204,457)

Income from subsidiaries	477,142			(477,142)	—

Net income (loss)	$421,081	$504,991	$(27,849)	$(477,142)	$421,081

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Year Ended December 31, 2007
(Amounts in thousands, except per share amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$1,934,908	$3	$1,522,867	$—	$3,457,778
Net service sales	316,114	—	10,212	—	326,326
Research and development revenue	27,640	—	1,775	—	29,415

Total revenues	2,278,662	3	1,534,854	—	3,813,519

Operating costs and expenses:
Cost of products sold(1)	878,151	(891,758)	729,111	—	715,504
Cost of services sold	201,887	—	9,939	—	211,826
Selling, general and administrative	828,505	—	358,679	—	1,187,184
Research and development	437,044	144,268	156,373	—	737,685
Amortization of intangibles	188,225	—	12,880	—	201,105
Purchase of in-process research and development	—	—	106,350	—	106,350

Total operating costs and expenses	2,533,812	(747,490)	1,373,332	—	3,159,654

Operating income (loss)	(255,150)	747,493	161,522	—	653,865

Other income (expenses):
Equity in income (loss) of equity method investments	7,398	—	—	—	7,398
Gain (loss) on investment in equity securities, net	13,167	—	(100)	—	13,067
Other	(46,302)	—	49,597	—	3,295
Inter-subsidiary income (expense)	40,977	87,412	(128,389)	—	—
Investment income	16,600	42,197	11,399	—	70,196
Interest expense	(21,056)	—	8,909	—	(12,147)

Total other income (expenses)	10,784	129,609	(58,584)	—	81,809

Income (loss) before income taxes	(244,366)	877,102	102,938	—	735,674

(Provision for) benefit from income taxes	75,206	(321,598)	(9,089)	—	(255,481)

Income from subsidiaries	649,353			(649,353)	—

Net income (loss)	$480,193	$555,504	$93,849	$(649,353)	$480,193

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

Consolidated statements of Cash Flows

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Six Months Ended June 30, 2010
(Unaudited, amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income (loss)	$(118,721)	$115,492	$(107,166)	$(8,326)	$(118,721)
Reconciliation of net income (loss) to cash flows from operating activities:
Depreciation and amortization	169,425	—	76,611	—	246,036
Stock-based compensation	77,807	—	14,583	—	92,390
Provision for bad debts	7,849	—	4,582	—	12,431
Contingent consideration expense	(92,731)	—	165,301	—	72,570
Intercompany	37,802	(164,383)	114,026	12,555	—
Equity in loss of equity method investments	1,567	—	—	—	1,567
Losses on investments in equity securities, net	(8,636)	—	40,035	—	31,399
Deferred income tax benefit	(133,376)	(4,431)	74,890	—	(62,917)
Tax benefit from employee stock-based compensation	28,392	—	—	—	28,392
Excess tax benefit from (provision for) stock-based compensation	5,372	—	—	—	5,372
Other	23,767	1,254	(21,707)	—	3,314
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	(23,991)	(1)	(47,638)	—	(71,630)
Inventories	14,836	9,596	(71,588)	—	(47,156)
Other current assets	15,076	500	(36,080)	—	(20,504)
Accounts payable, accrued expenses and deferred revenue	88,102	8,144	36,369	—	132,615

Cash flows from operating activities	92,540	(33,829)	242,218	4,229	305,158

Cash Flows from Investing Activities:
Purchases of investments	—	(175,816)	—	—	(175,816)
Sales and maturities of investments	686	186,534	—	—	187,220
Purchases of equity securities	(4,030)	—	—	—	(4,030)
Proceeds from sales of investments in equity securities	4,134	—	—	—	4,134
Purchases of property, plant and equipment	(242,725)	—	(87,573)	—	(330,298)
Investments in equity method investment	(1,466)	—	—	—	(1,466)
Purchases of other intangible assets	(5,981)	—	(174)	—	(6,155)
Other	21,959	(22,254)	(7,366)	—	(7,661)

Cash flows from investing activities	(227,423)	(11,536)	(95,113)	—	(334,072)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	58,362	—	—	—	58,362
Repurchases of our common stock	(800,000)	—	—	—	(800,000)
Payments under shares purchase contract	(200,000)	—	—	—	(200,000)
Excess tax benefits from (provision for) stock-based compensation	(5,372)	—	—	—	(5,372)
Proceeds from issuance of debt, net	994,387	—	—	—	994,387
Payments of debt and capital lease obligations	(5,048)	499	—	—	(4,549)
Increase (decrease) in bank overdrafts	23,851	—	—	—	23,851
Payment of contingent consideration obligation	(27,087)	—	(34,249)	—	(61,336)
Other	797	(527)	669	—	939

Cash flows from financing activities	39,890	(28)	(33,580)	—	6,282

Effect of exchange rate changes on cash	4,089	—	(37,667)	(4,229)	(37,807)

Increase (decrease) in cash and cash equivalents	(90,904)	(45,393)	75,858	—	(60,439)
Cash and cash equivalents at beginning of period	358,759	103,119	280,368	—	742,246

Cash and cash equivalents at end of period	$267,855	$57,726	$356,226	$—	$681,807

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Year Ended December 31, 2009
(Amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income (loss)	$422,300	$319,094	$220,141	$(539,235)	$422,300
Reconciliation of net income (loss) to cash flows from operating activities:
Depreciation and amortization	323,791	—	132,573	—	456,364
Stock-based compensation	204,229	—	—	—	204,229
Provision for bad debts	18,348	—	508	—	18,856
Contingent consideration expense	67,255	—	(1,671)	—	65,584
Intercompany	(32,461)	(393,370)	(99,597)	525,428	—
(Gains) losses on investments in equity securities, net	95,335	(95,279)	—	—	56
Gain on acquisition of business	(4,574)	—	(19,585)	—	(24,159)
Deferred income tax benefit	(177,145)	—	81,408	—	(95,737)
Tax benefit from employee stock-based compensation	13,770	—	—	—	13,770
Excess tax benefits from stock-based compensation	(3,305)	—	—	—	(3,305)
Other	(4,345)	2,362	6,253	—	4,270
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	15,584	10	83,780	—	99,374
Inventories	28,189	(19,365)	1,152	—	9,976
Other current assets	22,719	86	(24,274)	—	(1,469)
Accounts payable, accrued expenses and deferred revenue	(78,134)	83,530	3,532	—	8,928

Cash flows from operating activities	911,556	(102,932)	384,220	(13,807)	1,179,037

Cash Flows from Investing Activities:
Purchases of investments	(11,305)	(297,820)	(92)	—	(309,217)
Sales and maturities of investments	26,284	376,002	—	—	402,286
Purchases of equity securities	(189,314)	174,470	—	—	(14,844)
Proceeds from sales of investments in equity securities	10,478	—	—	—	10,478
Purchases of property, plant and equipment	(324,305)	(61,720)	(275,688)	—	(661,713)
Acquisitions	(27,867)	—	(23,469)	—	(51,336)
Purchases of other intangible assets	(41,883)	—	—	—	(41,883)
Other	(365)	—	(4,830)	—	(5,195)

Cash flows from investing activities	(558,277)	190,932	(304,079)	—	(671,424)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	100,521	—	—	—	100,521
Repurchases of our common stock	(413,874)	—	—	—	(413,874)
Excess tax benefits from stock-based compensation	3,305	—	—	—	3,305
Payments of debt and capital lease obligations	(9,466)	1,913	61	—	(7,492)
Increase (decrease) in bank overdrafts	1,334	(438)	—	—	896
Payment of contingent consideration obligation	(6,612)	—	(13,844)	—	(20,456)
Other	(32,837)	(879)	41,832	—	8,116

Cash flows from financing activities	(357,629)	596	28,049	—	(328,984)

Effect of exchange rate changes on cash	32,832	2,876	(58,004)	13,807	(8,489)

Increase (decrease) in cash and cash equivalents	28,482	91,472	50,186	—	170,140
Cash and cash equivalents at beginning of period	330,277	11,647	230,182	—	572,106

Cash and cash equivalents at end of period	$358,759	$103,119	$280,368	$—	$742,246

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Year Ended December 31, 2008
(Amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income	$421,081	$504,991	$(27,849)	$(477,142)	$421,081
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization	289,149	—	85,515	—	374,664
Stock-based compensation	187,596	—	—	—	187,596
Provision for bad debts	12,587	—	396	—	12,983
Intercompany	407,121	(1,118,637)	229,332	482,184	—
(Gains) losses on investments in equity securities, net	3,340	—	—	—	3,340
Deferred income tax benefit	(180,918)	(780)	(13,502)	—	(195,200)
Tax benefit from employee stock-based compensation	59,868	—	—	—	59,868
Excess tax benefits from stock-based compensation	(18,445)	—	—	—	(18,445)
Other	(2,131)	2,886	3,148	—	3,903
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	(84,403)	(10)	(52,860)	—	(137,273)
Inventories	(12,224)	4,291	3,233	—	(4,700)
Other current assets	2,588	35	9,519	—	12,142
Accounts payable, accrued expenses and deferred revenue	10,388	45,900	(17,072)	—	39,216

Cash flows from operating activities	1,095,597	(561,324)	219,860	5,042	759,175

Cash Flows from Investing Activities:
Purchases of investments	(40,639)	(380,395)	167	—	(420,867)
Sales and maturities of investments	72,258	536,736	—	—	608,994
Purchases of equity securities	(88,656)	—	—	—	(88,656)
Proceeds from sales of investments in equity securities	8,594	—	—	—	8,594
Purchases of property, plant and equipment	(323,172)	(43,998)	(230,392)	—	(597,562)
Investments in joint ventures (BioMarin)	4,844	—	—	—	4,844
Acquisitions	(16,561)	—	—	—	(16,561)
Purchases of other intangible assets	(100,377)	—	8,194	—	(92,183)
Other	7,873	—	3,984	—	11,857

Cash flows from investing activities	(475,836)	112,343	(218,047)	—	(581,540)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	318,753	—	—	—	318,753
Repurchases of our common stock	(143,012)	—	—	—	(143,012)
Excess tax benefits from stock-based compensation	18,445	—	—	—	18,445
Payments of debt and capital lease obligations	(699,233)	5,320	(48)	—	(693,961)
Increase (decrease) in bank overdrafts	24,786	974	—	—	25,760
Other	8,429	(657)	—	—	7,772

Cash flows from financing activities	(471,832)	5,637	(48)	—	(466,243)

Effect of exchange rate changes on cash	(1,256)	—	—	(5,042)	(6,298)

Increase (decrease) in cash and cash equivalents	146,673	(443,344)	1,765	—	(294,906)
Cash and cash equivalents at beginning of period	183,604	454,991	228,417	—	867,012

Cash and cash equivalents at end of period	$330,277	$11,647	$230,182	$—	$572,106

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Year Ended December 31, 2007
(Amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income	$480,193	$555,504	$93,849	$(649,353)	$480,193
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization	278,621	—	59,575	—	338,196
Stock-based compensation	190,070	—	—		190,070
Provision for bad debts	9,676	—	(11)	—	9,665
Purchase of in-process research and development	—	—	106,350	—	106,350
Intercompany	(215,914)	(177,194)	(251,176)	644,284	—
(Gains) losses on investments in equity securities, net	(13,067)	—	—	—	(13,067)
Deferred income tax benefit	(60,047)	(2,706)	(43,387)	—	(106,140)
Tax benefit from employee stock-based compensation	51,041	—	—	—	51,041
Excess tax benefits from stock-based compensation	(13,575)	—	—	—	(13,575)
Other	(8,548)	1,956	393	—	(6,199)
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	(39,678)	—	(65,552)	—	(105,230)
Inventories	(118,648)	(61,131)	164,768	—	(15,011)
Other current assets	(29,130)	(372)	5,605	—	(23,897)
Accounts payable, accrued expenses and deferred revenue	209,325	(209,960)	26,911	—	26,276

Cash flows from operating activities	720,319	106,097	97,325	(5,069)	918,672

Cash Flows from Investing Activities:
Purchases of investments	(39,480)	(740,211)	(241)	—	(779,932)
Sales and maturities of investments	52,725	932,821	—	—	985,546
Purchases of equity securities	(175,488)	153,494	—	—	(21,994)
Proceeds from sales of investments in equity securities	20,712	—	—	—	20,712
Purchases of property, plant and equipment	(199,761)	(19,520)	(193,591)	—	(412,872)
Distributions from equity method investments	17,100	—	—	—	17,100
Acquisitions	(342,456)	—	—	—	(342,456)
Payment of note receivable from Dyax	7,771	—	—	—	7,771
Purchases of other intangible assets	(112,919)	—	52,569	—	(60,350)
Other	1,295	—	(5,876)	—	(4,581)

Cash flows from investing activities	(770,501)	326,584	(147,139)	—	(591,056)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	285,762	—	—	—	285,762
Repurchases of our common stock	(231,576)	—	—	—	(231,576)
Excess tax benefits from stock-based compensation	13,575	—	—	—	13,575
Payments of debt and capital lease obligations	(5,776)	—	(133)	—	(5,909)
Increase (decrease) in bank overdrafts	(5,910)	—	—	—	(5,910)
Other	(1,439)	10,473	(353)	—	8,681

Cash flows from financing activities	54,636	10,473	(486)	—	64,623

Effect of exchange rate changes on cash	(48,317)	—	25,851	5,069	(17,397)

Increase (decrease) in cash and cash equivalents	(43,863)	443,154	(24,449)	—	374,842
Cash and cash equivalents at beginning of period	227,467	11,837	252,866	—	492,170

Cash and cash equivalents at end of period	$183,604	$454,991	$228,417	$—	$867,012

Description of Business (Details) 10Q (USD $) In Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
Business Unit Information
Number of reporting segments	5	5
Revenues of intermediate business units with planned pursuit of strategic alternatives	$ 0
Genetic Testing Business Unit
Business Unit Information
Revenues of intermediate business units with planned pursuit of strategic alternatives	183	371
Diagnostic Products Business Unit
Business Unit Information
Revenues of intermediate business units with planned pursuit of strategic alternatives	$ 76	$ 167

Basis of Presentation and Significant Accounting Policies (Details) 10Q (USD $) In Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Basis of Presentation
Low end of ownership range accounted for as equity method investments (in hundredths)			0.2	0.2
High end of ownership range accounted for as equity method investments (in hundredths)			0.5	0.5
Recent Healthcare Reform Legislation
Minimum medicaid rebate to states participating in the Medicaid program - before enactment of healthcare reform legislation (percent in hundredths)		0.151
Minimum medicaid rebate to states participating in the Medicaid program - after enactment of healthcare reform legislation (percent in hundredths)		0.231
Minimum Medicaid Rebate for branded prescription drugs approved exclusively for pediatric use before health care reform Legislation (percent in hundredths)		0.151
Minimum Medicaid Rebate for branded prescription drugs approved exclusively for pediatric use after health care reform Legislation (percent in hundredths)		0.171
Medicare Part D coverage gap discount (percent in hundredths)			0.5	0
Reduction in clinical laboratory fee schedule payments (percent in hundredths)			0.0175
Reduction in clinical laboratory fee schedule payments (in years)			5
Stock-Based Compensation
Performance period for performance and market vesting awards (in years)			3
Accounts Receivable Additional Disclosures [Abstract]
Accounts receivable, net	$ 890,244		$ 890,244	$ 899,731
Selling, general and administrative	402,535		955,845	1,428,596
Accounts Receivable Related to Sales in Greece
Accounts Receivable Additional Disclosures [Abstract]
Accounts receivable, net	57,000		57,000	57,000
Minimum maturity period for non interest bearing bonds (in years)			2
Maximum maturity period for non interest bearing bonds (in years)			4
Selling, general and administrative	$ 7,200		$ 7,200
Discount rate for computation of bad debt expense (percent in hundredths)	0.1		0.1
Minimum decrease in prices of future pharmaceutical products sale (percent in hundredths)			0.2
Maximum decrease in prices of future pharmaceutical products sales (percent in hundredths)			0.27

Fair Value Measurements (Details) 10Q (USD $)	Jun. 30, 2010
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	$ 152,706,000
Long-term investments	139,641,000
Contingent consideration obligations	(977,209,000)
Balance
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Total fixed income investments	857,760,000
Publicly-traded equity securities	38,267,000
Foreign exchange forward contracts	(501,000)
Contingent consideration obligations	(977,209,000)
Total assets (liabilities) at fair value	(81,683,000)
Balance | Money Market Funds [Member]
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Cash equivalents:	565,413,000
Balance | Short-term and Long-term investments:
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	152,706,000
Long-term investments	139,641,000
Balance | U.S. Treasury notes
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	26,823,000
Long-term investments	59,150,000
Balance | Non U.S. Governmental notes
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	8,843,000
Balance | U.S. agency notes
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	72,093,000
Long-term investments	20,962,000
Balance | Corporate notes
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	44,947,000
Long-term investments	59,529,000
Level 1
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Total fixed income investments	651,386,000
Publicly-traded equity securities	38,267,000
Total assets (liabilities) at fair value	689,653,000
Level 1 | Money Market Funds [Member]
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Cash equivalents:	565,413,000
Level 1 | Short-term and Long-term investments:
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	26,823,000
Long-term investments	59,150,000
Level 1 | U.S. Treasury notes
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	26,823,000
Long-term investments	59,150,000
Level 2
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Total fixed income investments	206,374,000
Foreign exchange forward contracts	(501,000)
Total assets (liabilities) at fair value	205,873,000
Level 2 | Short-term and Long-term investments:
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	125,883,000
Long-term investments	80,491,000
Level 2 | Non U.S. Governmental notes
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	8,843,000
Level 2 | U.S. agency notes
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	72,093,000
Long-term investments	20,962,000
Level 2 | Corporate notes
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	44,947,000
Long-term investments	59,529,000
Level 2 | Senior Notes 3.625%, due 2015
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Fair value of senior notes	509,100,000
Level 2 | Senior Notes 5.000%, due 2020
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Fair value of senior notes	512,500,000
Level 3
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Contingent consideration obligations	(977,209,000)
Total assets (liabilities) at fair value	(977,209,000)
Senior Notes 3.625%, due 2015
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Carrying value of senior notes	498,400,000
Aggregate principal amount	500,000,000
Interest rate, stated percentage (in hundredths)	0.03625
Senior Notes 5.000%, due 2020
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Carrying value of senior notes	495,900,000
Aggregate principal amount	$ 500,000,000
Interest rate, stated percentage (in hundredths)	0.05

Fair Value Measurements (Details 2) 10Q (USD $)	6 Months Ended
Jun. 30, 2010
Changes in fair value of Level 3 contingent consideration obligations
Balance, beginning of period	$ 1,015,236,000
Payments	68,940,000
R&D reimbursement received	(7,604,000)
Contingent consideration expense	(72,570,000)
Effect of foreign currency adjustments	49,261,000
Balance, end of period	(977,209,000)
Contingent consideration expense attributable to fluctuations in foreign currency exchange rates	37,300,000
Contingent consideration expense related to changes in estimates	20,900,000
Hematology and Oncology
Changes in fair value of Level 3 contingent consideration obligations
Balance, beginning of period	0
Contingent consideration expense	13,074,000
Multiple Sclerosis
Changes in fair value of Level 3 contingent consideration obligations
Contingent consideration expense	$ (85,644,000)

Fair Value Measurements (Details 3) 10Q (USD $) In Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
Foreign Currency Contract Asset and Liabilities Fair Value Disclosure
Foreign exchange forward contracts, maximum duration (in months)	15
Foreign exchange forward contracts remaining maturity, low end of range (in months)	1	1
Foreign exchange forward contracts remaining maturity, high end of range (in months)	2	2
Other current assets
Foreign Currency Contract Asset and Liabilities Fair Value Disclosure
Asset Derivatives - Gross	$ 1,236	$ 9,834
Asset Derivatives - As Reported, Net		4,284
Accrued expenses
Foreign Currency Contract Asset and Liabilities Fair Value Disclosure
Liability Derivatives - Gross	1,737	5,550
Liability Derivatives - As Reported, Net	$ 501

Fair Value Measurements (Details 4) 10Q (SG&A, USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Derivative Instruments Gain Loss
Unrealized and realized net gains from foreign exchange forward contracts reported in consolidated statements of operations	$ 4,660	$ 18,728	$ (381)	$ 7,898

Net Income (Loss) Per Share (Details) 10Q (USD $) In Thousands, except Per Share data	3 Months Ended	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2010
Net Income (Loss) Per Share
Net income (loss)-basic and diluted	$ (3,773)	$ (118,721)
Shares used in computing net income per common share-basic	265,270	265,760
Effect of dilutive securities:
Shares used in computing net income per common share-diluted	265,270	265,760
Net income per share:
Basic (in dollars per share)	$ (0.01)	$ (0.45)
Diluted (in dollars per share)	$ (0.01)	$ (0.45)
Shares of Genzyme Stock issuable upon exercise of outstanding options	23,158	21,903
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation of diluted loss per share because of anti-dilutive effect due to net loss for those periods (in shares)	4,855	5,293
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation of diluted loss per share because of anti-dilutive effect due to net loss for those periods (in shares)	2,316	2,633
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation of diluted loss per share because of anti-dilutive effect due to net loss for those periods (in shares)	2,391	2,462
Contingently Issuable Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation of diluted loss per share because of anti-dilutive effect due to net loss for those periods (in shares)	148	198

Comprehensive Income (Loss) (Details) 10Q (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Comprehensive Income (Loss).
Net income (loss)	$ (3,773,000)	$ 187,574,000	$ (118,721,000)	$ 383,060,000
Other comprehensive income (loss):
Foreign currency translation adjustments	(141,890,000)	153,780,000	(267,367,000)	33,632,000
Pension liability adjustments, net of tax(1)	(12,000)		(21,000)
Unrealized gains (losses) on securities, net of tax:
Unrealized gains (losses) arising during the period, net of tax	(3,639,000)	9,657,000	(1,000)	(10,950,000)
Reclassification adjustment for gains included in net income, net of tax	(694,000)	37,000	(1,872,000)	(160,000)
Unrealized gains (losses) on securities, net of tax(2)	(4,333,000)	9,694,000	(1,873,000)	(11,110,000)
Other comprehensive income (loss)	(146,235,000)	163,474,000	(269,261,000)	22,522,000
Comprehensive income	(150,008,000)	351,048,000	(387,982,000)	405,582,000
Tax on unrealized gains (losses) on securities	$ 2,500,000	$ (5,600,000)	$ 1,100,000	$ 6,300,000

Strategic Transactions (Details) 10Q (USD $)	Dec. 31, 2009 Bayer (2009)	Dec. 31, 2009 Bayer (2009) Alemtuzumab for MS-US	Dec. 31, 2009 Bayer (2009) Alemtuzumab for MS-ex-US	Dec. 31, 2007 Bioenvision	Dec. 31, 2007 Bioenvision Clolar	Dec. 31, 2006 AnorMED Inc., or AnorMED (2006)	Dec. 31, 2006 AnorMED Inc., or AnorMED (2006) Mozobil	Dec. 31, 2006 Mozobil
Strategic Transactions-
IPR&D - Expensed					$ 125,500,000		$ 526,800,000
Purchase price	1,006,500,000			349,900,000		589,200,000
IPR&D - Capitalized	$ 632,900,000	$ 458,700,000	$ 174,200,000
Discount Rate Used in Estimating Cash Flows (percent in hundredths)		0.16	0.16		0.17		0.15	0.15

Strategic Transactions (Details 2) 10Q (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Strategic Transactions-
Gain on acquisition of business			$ 0	$ 24,159	$ 24,159		$ 0
Pro Forma Financial Summary
Total revenues					4,615,674	4,869,349
Net income					359,489	272,504
Net income per share:
Basic (in dollars per share)					$ 1.34	$ 1.01
Diluted (in dollars per share)					$ 1.31	$ 0.98
Weighted average shares outstanding:
Weighted Average Number of Shares Outstanding, Basic	265,270	269,958	265,760	270,406	268,841	268,490	263,895
Weighted Average Number of Shares Outstanding, Diluted	265,270	274,852	265,760	276,225	274,071	285,595	280,767
Bayer (2009)
Strategic Transactions-
Gain on acquisition of business		24,159		24,159
Pro Forma Financial Summary
Total revenues		1,280,470		2,477,530
Net income		$ 163,425		$ 319,795
Net income per share:
Basic (in dollars per share)		$ 0.61		$ 1.18
Diluted (in dollars per share)		$ 0.59		$ 1.16
Weighted average shares outstanding:
Weighted Average Number of Shares Outstanding, Basic		269,958		270,406
Weighted Average Number of Shares Outstanding, Diluted		274,852		276,225

Inventories (Details) 10Q (USD $) In Thousands	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
INVENTORIES
Raw materials	$ 106,394	$ 123,434	$ 96,986
Work-in-process	283,648	288,653	141,094
Finished goods	204,070	195,935	215,357
Total	$ 594,112	$ 608,022	$ 453,437	$ 439,115

Inventories (Details 2) 10Q (USD $)	Jun. 30, 2010	Jun. 30, 2010 Cerezyme and Fabrazyme	Jun. 30, 2010 Cerezyme and Fabrazyme	Jun. 30, 2010 Cerezyme	Mar. 31, 2010 Cerezyme	Dec. 31, 2009 Fabrazyme	Jun. 30, 2010 Fabrazyme	Jun. 30, 2010 Thyrogen	Jun. 30, 2010 Thyrogen	Jun. 30, 2010 Myozyme	Jun. 30, 2010 Thymoblobulin	Jun. 30, 2010 Renagel and Renvela	Jun. 30, 2010 Renagel and Renvela
Cerezyme and Fabrazyme:
Shipping allocation based on demand, to create inventory buffer (percent in hundredths)				0.5	0.5	0.3
Increase in productivity of new vs. old working cell bank (percent in hundredths)							0.3
Expected shipping allocation based on demand, expected through third quarter, to increase inventory buffer (percent in hundredths)							0.3
Write off of Cerezyme work-in-process material at Allston facility as the material either had expired or were not sufficiently assured that the material was not contaminated with Vesivirus 2117		$ 14,900,000	$ 16,400,000					$ 6,000,000	$ 7,100,000
Inventory at Risk
Inventory being evaluated to ensure that it meets quality specifications	16,000,000						6,300,000			3,900,000	3,600,000
Sevelamer Hydrochloride and Sevelamer Carbonate
Remediation cost of Haverhill, England manufacturing facility												6,100,000	13,700,000
Insurance reimbursements												2,400,000	5,400,000
Additional remediation costs expected in the third quarter of 2010 for the Haverhill, England manufacturing facility													$ 10,000,000

Goodwill and Other Intangible Assets (Details) 10Q (USD $) In Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2009	Sep. 30, 2008	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2010	Dec. 31, 2007	Sep. 30, 2007
Goodwill.
Goodwill			$ 1,725,400		$ 1,725,865	$ 1,725,676
Accumulated impairment losses			(322,037)	(322,037)			(322,037)
Goodwill:
Balance of Goodwill at beginning of period			1,403,363	1,401,074	1,403,828			1,300,000
Net exchange differences arising during the period			(19)	1,925	(2,731)
Other changes in carrying amounts during the period	0	0	295	364	(23)
Balance of Goodwill, at end of period	1,400,000	1,400,000	1,403,639	1,403,363	1,401,074			1,300,000
Hematology and Oncology
Goodwill.
Goodwill			375,889	375,889			375,911
Accumulated impairment losses			0		0
Goodwill:
Balance of Goodwill at beginning of period			375,889			375,911
Net exchange differences arising during the period
Other changes in carrying amounts during the period						(22)
Balance of Goodwill, at end of period			375,889			375,889
Multiple Sclerosis
Goodwill.
Goodwill			318,059	318,059				318,059
Accumulated impairment losses			0		0
Goodwill:
Balance of Goodwill at beginning of period			318,059			318,059	318,059
Net exchange differences arising during the period
Other changes in carrying amounts during the period
Balance of Goodwill, at end of period			318,059			318,059	318,059
Personalized Genetic Health
Goodwill.
Goodwill			339,563	339,563				339,563
Accumulated impairment losses			0		0
Goodwill:
Balance of Goodwill at beginning of period			339,563			339,563	339,563
Net exchange differences arising during the period
Other changes in carrying amounts during the period
Balance of Goodwill, at end of period			339,563			339,563	339,563
Renal and Endocrinology
Goodwill.
Goodwill			319,882	319,882				319,882
Accumulated impairment losses			0		0
Goodwill:
Balance of Goodwill at beginning of period			319,882			319,882	319,882
Net exchange differences arising during the period
Other changes in carrying amounts during the period
Balance of Goodwill, at end of period			319,882			319,882	319,882
Biosurgery
Goodwill.
Goodwill			110,376	110,376			110,377
Accumulated impairment losses			(102,792)		(102,792)			(102,792)
Goodwill:
Balance of Goodwill at beginning of period			7,584			7,585
Net exchange differences arising during the period
Other changes in carrying amounts during the period						(1)
Balance of Goodwill, at end of period			7,584			7,584
Other
Goodwill.
Goodwill			261,631	261,907			262,073
Accumulated impairment losses			(219,245)		(219,245)			(219,245)
Goodwill:
Balance of Goodwill at beginning of period			42,386		40,097		42,828
Net exchange differences arising during the period			(19)		1,925		(2,731)
Other changes in carrying amounts during the period			295		364
Balance of Goodwill, at end of period			$ 42,662		$ 42,386		$ 40,097

Goodwill and Other Intangible Assets (Details 2) 10Q (USD $)	Jun. 30, 2010
Intangible Assets by Major Class.
Intellectual property	$ 2,820,709,000
Accumulated Amortization, Finite-lived other intangible assets	(1,490,192,000)
Net Finite-lived Other Intangible Assets	1,330,517,000
Gross Other Intangible Assets	3,453,621,000
Net Other Intangible Assets	1,963,429,000
Technology
Intangible Assets by Major Class.
Intellectual property	1,939,330,000
Accumulated Amortization, Finite-lived other intangible assets	(942,470,000)
Net Finite-lived Other Intangible Assets	996,860,000
Distribution rights
Intangible Assets by Major Class.
Intellectual property	446,427,000
Accumulated Amortization, Finite-lived other intangible assets	(260,557,000)
Net Finite-lived Other Intangible Assets	185,870,000
Additional payments made or accrued in connection with the reacquisition of the Synvisc sales and marketing rights from Pfizer	6,000,000
Patents
Intangible Assets by Major Class.
Intellectual property	188,651,000
Accumulated Amortization, Finite-lived other intangible assets	(138,520,000)
Net Finite-lived Other Intangible Assets	50,131,000
License fees
Intangible Assets by Major Class.
Intellectual property	98,272,000
Accumulated Amortization, Finite-lived other intangible assets	(50,031,000)
Net Finite-lived Other Intangible Assets	48,241,000
Customer lists
Intangible Assets by Major Class.
Intellectual property	87,421,000
Accumulated Amortization, Finite-lived other intangible assets	(48,282,000)
Net Finite-lived Other Intangible Assets	39,139,000
Trademarks
Intangible Assets by Major Class.
Intellectual property	60,608,000
Accumulated Amortization, Finite-lived other intangible assets	(50,332,000)
Net Finite-lived Other Intangible Assets	10,276,000
IPR&D
Intangible Assets by Major Class.
Net Indefinite-lived Other Intangible Asset	$ 632,912,000

Goodwill and Other Intangible Assets (Details 3) 10Q (USD $) In Thousands	6 Months Ended
Jun. 30, 2010
Finite Lived Intangible Assets Future Amortization Expense
2010 (remaining six months)	$ 140,401
2011	294,172
2012	242,342
2013	160,977
2014	135,424
Thereafter	373,797
Estimated Revenue-Based Amortization Expense
Finite Lived Intangible Assets Future Amortization Expense
2010 (remaining six months)	49,255
2011	119,112
2012	94,168
2013	29,545
2014	26,308
Thereafter	21,578
Estimated Other Amortization expense
Finite Lived Intangible Assets Future Amortization Expense
2010 (remaining six months)	91,146
2011	175,060
2012	148,174
2013	131,432
2014	109,116
Thereafter	$ 352,219

Investment in BioMarin-Genzyme LLC (Details) 10Q (BioMarin/Genzyme LLC)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
Schedule of Equity Method Investments
Royalty payment as percentage of worldwide net product sales of Aldurazyme, low end (in hundredths)	0.395	0.395
Royalty payment as percentage of worldwide net product sales of Aldurazyme, high end (in hundredths)	0.5	0.5

Investment in Isis Pharmaceuticals, Inc. Common Stock (Details) 10Q (Isis Pharmaceuticals, Inc. Common Stock, USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2010
Investment in Isis Pharmaceuticals, Inc
Closing market price per share of Isis common stock subsequent to September 1, 2009, low end (in dollars per share)	$ 8.66	$ 8.66
Closing market price per share of Isis common stock subsequent to September 1, 2009, high end (in dollars per share)	$ 15.69	$ 15.69
Impairment charge to losses on investment in equity securities, net	$ 32,300,000	$ 32,300,000

Long-Term Debt (Details) 10Q (USD $)	6 Months Ended
	Jun. 30, 2010 Senior Notes [Member]	Jun. 30, 2010 Senior Notes 3.625%, due 2015	Jun. 30, 2010 Senior Notes 5.000%, due 2020	Dec. 31, 2006 Senior unsecured revolving credit facility, maturing on July 14, 2011
Debt Instrument
Aggregate principal amount	$ 1,000,000,000	$ 500,000,000	$ 500,000,000
Interest rate, stated percentage (in hundredths)		0.03625	0.05
Redemption price, low end, as a percentage of principal amount (in hundredths)		1	1
Interest rate spread to reference rate (in basis points)		25	30
Redemption price on change of control, percentage of principal amount (in hundredths)		1.01	1.01
Current capacity of senior unsecured revolving credit facility				350,000,000
Term of senior unsecured revolving credit facility (in years)				5
Net proceeds from the sale of the notes	986,600,000
Increase to other noncurrent assets for the capitalized debt offering costs	7,700,000
Debt commissions	6,300,000
Other offering expenses	1,400,000
Debt discount	$ 5,700,000

Stockholders' Equity (Details) 10Q (USD $)	3 Months Ended							6 Months Ended
	Jun. 30, 2010	Jun. 30, 2010 New Post-Termination Period Stock options	Jun. 30, 2010 New Post-Termination Period RSUs	Jun. 30, 2010 Original Post-Termination Period Stock options	Jun. 30, 2010 Original Post-Termination Period RSUs	Jun. 30, 2010 Stock options	Jun. 30, 2010 RSUs	Jun. 30, 2010 PSUs
Share Repurchase Plan
Share repurchase plan, amount authorized	$ 2,000,000,000
Share repurchase plan, near-term purchase to be financed with proceeds of newly issued debt	1,000,000,000
Share repurchase plan, additional purchase to be completed by June 2011	1,000,000,000
Accelerated share repurchase agreement	1,000,000,000
Advance payment for shares repurchased under accelerated repurchase agreement	1,000,000,000
Common stock delivered by Goldman Sachs at the beginning of the accelerated repurchase period (in shares)	15,600,000
Value of common stock delivered at the beginning of the accelerated repurchase agreement	800,000,000
Agreement date common stock value, percent of advance payment under accelerated repurchase agreement	0.8
Advance payment, share purchase contract receivable	200,000,000
Percentage of the advance payment that may cover additional share repurchases (in hundredths)	0.2
Advance payment under accelerated repurchase agreement, decrease to common stock	200,000
Advance payment under accelerated repurchase agreement, decrease to additional paid-in-capital	799,800,000
Maximum number of months to calculate number of share repurchases, under accelerated share repurchase agreement (in months)	4
Modification of certain stock options and RSUs
Number of business units in which terms of stock-based compensation plans were modified			3
Weighted Average Remaining Contractual Term of options exercisable (in years)		7
Stock options, post-termination exercise period, after modification (in years)		1
Stock options, post-termination exercise period, before modification (in months)				3
Stock-based compensation expense, valuation adjustment						9,100,000	(2,900,000)
Vesting period (in months)			19
Vesting period (in years)					3
Weighted Average Grant Date Fair Value of Shares Under Award, Granted (in dollars per share)			$ 50					$ 49.86
Reversal of cumulative to-date stock-based compensation expense prior to modifications							(8,300,000)
Stock-based compensation expense after modifications based on reduced grant date fair value							5,400,000
Stock-based compensation expense expected for second half of 2010							13,000,000
Fair value assumptions for valuation adjustment of modified stock options
Grant date fair value (in dollars per share)		$ 50		$ 50
Term (in months)		19		10
Dividend		$ 0		$ 0
Volatility (percent in hundredths)		0.38		0.3
Risk-free interest rate, percent (in hundredths)		0.0063		0.0032
Long-Term Incentive Program for Senior Executives
Performance period for performance and market goals measurement (in years)								3
Number of peer companies in S&P 500 Health Care Index for performance metrics								28
Cash flow return on invested capital metric approved by the compensation committee of board of directors, low end (percent in hundredths)								0.85
Cash flow return on invested capital metric approved by the compensation committee of board of directors, high end (percent in hundredths)								1.15
Payout range for performance level between 85% and 100%, low end (percent in hundredths)								0.5
Payout range for performance level between 85% and 100%, high end (percent in hundredths)								1
Cash flow return on invested capital performance target, low end of range (percent in hundredths)								1.01
Cash flow return on invested capital performance target, high end of range (percent in hundredths)								1.15
Threshold Performance Level for R-TSR approved by the compensation committee of board of directors (in percentile rank)								40
Target Performance Level for R-TSR approved by the compensation committee of board of directors (in percentile rank)								65
Maximum Performance Level for R-TSR approved by the compensation committee of board of directors (in percentile rank)								75
Payout range for performance level between R-TSR threshold and target levels, low end (percent in hundredths)								0.35
Payout range for performance level between R-TSR threshold and target levels, high end (percent in hundredths)								1
Long-Term Incentive Program for Senior Executives
Performance period for performance and market goals measurement (in years)								3
Number of peer companies in S&P 500 Health Care Index for performance metrics								28
Cash flow return on invested capital metric approved by the compensation committee of board of directors, low end (percent in hundredths)								0.85
Cash flow return on invested capital metric approved by the compensation committee of board of directors, high end (percent in hundredths)								1.15
Payout range for performance level between 85% and 100%, low end (percent in hundredths)								0.5
Payout range for performance level between 85% and 100%, high end (percent in hundredths)								1
Cash flow return on invested capital performance target, low end of range (percent in hundredths)								1.01
Cash flow return on invested capital performance target, high end of range (percent in hundredths)								1.15
Threshold Performance Level for R-TSR approved by the compensation committee of board of directors (in percentile rank)								40
Target Performance Level for R-TSR approved by the compensation committee of board of directors (in percentile rank)								65
Maximum Performance Level for R-TSR approved by the compensation committee of board of directors (in percentile rank)								75
Payout range for performance level between R-TSR threshold and target levels, low end (percent in hundredths)								0.35
Payout range for performance level between R-TSR threshold and target levels, high end (percent in hundredths)								1
Shares Under Award, Granted								223,066
Valuation Assumptions for Stock Option Plans and ESPP
Expected dividend yield (percent in hundredths)								0
Range of risk free rate of return, low end (percent in hundredths)								0.0133
Range of risk free rate of return, high end (percent in hundredths)								0.0145
Range of our expected stock price volatility, low end (percent in hundredths)								0.3511
Range of our expected stock price volatility, high end (percent in hundredths)								0.3606
Range of Peer Group expected stock price volatility, low end (percent in hundredths)								0.2127
Range of Peer Group expected stock price volatility, high end (percent in hundredths)								0.6032
Range of our average closing stock prices on the grant dates, low end (in dollars per share)								$ 51.83
Range of our average closing stock prices on the grant dates, high end (in dollars per share)								$ 56.5
Range of Peer Group average closing stock prices on the grant dates, low end (in dollars per share)								$ 7.22
Range of Peer Group average closing stock prices on the grant dates, high end (in dollars per share)								$ 348.13
Range of our historical total shareholder return on the grant dates, low end (percent in hundredths)								0.0575
Range of our historical total shareholder return on the grant dates, high end (percent in hundredths)								0.1528
Range of historical total shareholder return for the Peer Group on the grant dates, low end (percent in hundredths)								(0.1978)
Range of historical total shareholder return for the Peer Group on the grant dates, high end (percent in hundredths)								0.2322

Stockholders' Equity (Details 2) 10Q (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Stock-Based Compensation Expense, Net of Estimated Forfeitures
Pre-tax stock-based compensation expense, net of estimated forfeitures	$ (44,694,000)	$ (65,167,000)	$ (92,335,000)	$ (109,773,000)	$ 204,115,000	$ 186,973,000	$ 189,950,000
Less: tax benefit from stock options	13,476,000	15,144,000	26,548,000	27,733,000	(53,434,000)	(56,740,000)	(58,148,000)
Total stock-based compensation expense, net of tax	(31,218,000)	(50,023,000)	(65,787,000)	(82,040,000)	150,681,000	130,233,000	131,802,000
Stock-based compensation expense capitalized to inventory (in dollars)	4,038,000	5,729,000	7,840,000	9,141,000	16,400,000	13,900,000	13,500,000
Pre-tax stock based compensation expense, net of estimated forfeitures, related to unvested awards not yet recognized (in dollars)	$ 275,600,000		$ 275,600,000		$ 238,000,000
Weighted average period during which pre-tax compensation expense (net of estimated forfeitures) related to unvested awards are expected to be recognized (in years)			2.2		2
Effect per common share:
Effect per common share, basic (in dollars per share)					$ (0.56)	$ (0.49)	$ (0.5)
Effect per common share, diluted (in dollars per share)					$ (0.56)	$ (0.49)	$ (0.5)

Commitments and Contingencies (Details) 10Q (USD $)	3 Months Ended
	Jun. 30, 2010 FDA Consent Decree	Mar. 31, 2010 Shareholder Demand Letters and Derivative Actions
Commitments and Contingencies-
Selling, general and administrative	$ 175,000,000
Percentage of disgorgement of revenues from sales of products manufactured and distributed from Allston facility after deadlines (in hundredths)	0.185
Damages per day per violation until the compliance milestones are met	$ 15,000
Number of additional derivative actions filed		2
Number of shareholders filing additional derivative actions		2

Benefit from (Provision for) Income Taxes (Details) 10Q (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2010
Benefit from (Provision for) Income Taxes
Provision for income taxes	$ 19,953,000	$ 81,752,000
Effective tax rate (percent in hundredths)	(0.84)	(0.41)
Tax benefits as a result of the resolution of tax examinations		15,200,000
Tax expenses resulting from the remeasurement of the deferred tax assets related to our acquisition from Bayer	9,900,000	20,600,000
Non-deductible stock-based compensation expenses	9,100,000	21,000,000
Tax benefits due to the realization of prior periods' foreign income tax paid		$ 10,000,000

Segment Information (Details) 10Q (USD $) In Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Segment Reporting Information
Number of reporting segments										5		5
Total revenues	$ 1,079,439	$ 1,080,630	$ 1,057,514	$ 1,228,510	$ 1,148,871	$ 1,173,560	$ 1,160,284	$ 1,171,134	$ 1,100,061	$ 2,153,912	$ 2,377,381	$ 4,515,525	$ 4,605,039	$ 3,813,519
Change in overall tax rate due to fluctuations in income before taxes	(23,726)			266,444						(200,473)	540,814	543,733	625,538	735,674
Contingent consideration resulting from acquisition of Bayer	10,021			9,090						72,570	9,090	65,584
Selling, general and administrative	402,535			354,128						955,845	672,089	1,428,596	1,338,190	1,187,184
Research and development	225,558			210,522						446,488	417,447
Gain on acquisition of business										0	24,159	24,159		0
Fair value of assets acquired												1,030,684	0	226,579
Fair value of the purchase price	0			0						0	0
Hematology and Oncology
Segment Reporting Information
Total revenues	176,497			111,990						332,807	200,563	512,920	309,538	251,759
Change in overall tax rate due to fluctuations in income before taxes	31,826			(17,030)						40,196	(20,015)	(80,928)	(90,854)	(215,571)
Contingent consideration resulting from acquisition of Bayer	(34,506)			4,330						(13,074)	4,330
Fair value of assets acquired												0	0	0
Fair value of the purchase price	0			0						0	0
Multiple Sclerosis
Segment Reporting Information
Total revenues				5,066							12,357	12,467	21,709	11,595
Change in overall tax rate due to fluctuations in income before taxes	(52,355)			(2,161)						(142,280)	(18,607)	(101,295)	(48,689)	(20,789)
Contingent consideration resulting from acquisition of Bayer	44,527			4,760						85,644	4,760
Gain on acquisition of business				24,159							24,159
Fair value of assets acquired				1,030,000							1,030,000
Fair value of the purchase price	0			1,010,000						0	1,010,000
Personalized Genetic Health
Segment Reporting Information
Total revenues	350,540			581,728						743,044	1,131,688	1,849,609	2,296,136	1,826,740
Change in overall tax rate due to fluctuations in income before taxes	70,571			332,700						43,555	684,495	909,882	1,090,514	1,169,371
Selling, general and administrative										175,000
Fair value of assets acquired												0	0	0
Fair value of the purchase price	0			0						0	0
Renal and Endocrinology
Segment Reporting Information
Total revenues	258,379			247,277						510,802	489,745	1,008,352	954,421	832,109
Change in overall tax rate due to fluctuations in income before taxes	113,436			111,106						227,960	217,168	453,322	261,992	297,458
Fair value of assets acquired												0	0	0
Fair value of the purchase price	0			0						0	0
Biosurgery
Segment Reporting Information
Total revenues	163,982			139,327						301,348	258,849	561,815	491,100	426,647
Change in overall tax rate due to fluctuations in income before taxes	61,608			33,750						90,603	62,083	149,062	99,553	60,082
Fair value of assets acquired												0	0	0
Fair value of the purchase price	0			0						0	0
Other
Segment Reporting Information
Total revenues	129,753			142,568						265,612	283,171	568,364	530,874	463,054
Change in overall tax rate due to fluctuations in income before taxes	(447)			15,013						3,781	10,215	36,738	34,529	33,797
Research and development					18,200
Fair value of assets acquired												0	0	0
Fair value of the purchase price	0			0	0					0	0
Corporate
Segment Reporting Information
Total revenues	288			554						299	1,008	1,998	1,261	1,615
Change in overall tax rate due to fluctuations in income before taxes	(248,365)			(206,934)						(464,288)	(394,525)	(823,048)	(721,507)	(588,674)
Fair value of assets acquired												0	0	0
Fair value of the purchase price	$ 0			$ 0						$ 0	$ 0

Segment Information (Details 2) 10Q (USD $) In Thousands	Jun. 30, 2010	Dec. 31, 2009
Segment Reporting Information
Total assets	$ 9,763,899	$ 10,060,724
Intellectual property	2,820,709	3,056,082
Accumulated Amortization, Finite-lived other intangible assets	(1,490,192)	(1,375,732)
Deferred tax assets		554,711
Property, plant and equipment, net	2,846,148	2,809,349
Investments in equity securities	74,227	74,438
Hematology and Oncology
Segment Reporting Information
Total assets	1,343,840	1,406,684
Intellectual property		0
Accumulated Amortization, Finite-lived other intangible assets		0
Multiple Sclerosis
Segment Reporting Information
Total assets	951,332	956,448
Personalized Genetic Health
Segment Reporting Information
Total assets	1,211,225	1,525,602
Intellectual property		0
Accumulated Amortization, Finite-lived other intangible assets		0
Personalized Genetic Health | BioMarin/Genzyme LLC
Segment Reporting Information
Intellectual property		240,300
Accumulated Amortization, Finite-lived other intangible assets		(24,000)
Cash, cash equivalents, short and long-term investments in debt securities		0
Renal and Endocrinology
Segment Reporting Information
Total assets	1,193,872	1,283,731
Intellectual property		0
Accumulated Amortization, Finite-lived other intangible assets		0
Biosurgery
Segment Reporting Information
Total assets	482,117	509,064
Intellectual property		0
Accumulated Amortization, Finite-lived other intangible assets		0
Other
Segment Reporting Information
Total assets	447,740	462,978
Intellectual property		0
Accumulated Amortization, Finite-lived other intangible assets		0
Other	0
Corporate
Segment Reporting Information
Total assets	4,133,773	3,916,217
Intellectual property		0
Accumulated Amortization, Finite-lived other intangible assets		0
Cash, cash equivalents, short and long-term investments in debt securities	974,154	1,049,700
Deferred tax assets	706,009	555,242
Property, plant and equipment, net	1,986,309	1,787,054
Investments in equity securities	74,227	74,438
Other	$ 393,074	$ 449,783

Supplemental Guarantor Information 10Q (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Jun. 30, 2010	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2008	Sep. 30, 2007	Dec. 31, 2006
Current assets:
Cash and cash equivalents	$ 742,246	$ 572,106	$ 867,012	$ 681,807		$ 731,930			$ 492,170
Short-term investments	163,630	57,507	80,445	152,706
Accounts receivable, net	899,731	1,036,940	904,101	890,244
Inventories	608,022	453,437	439,115	594,112
Other current assets	210,747	208,040	166,817	193,445
Intercompany accounts receivable	0	0	0	0
Deferred tax assets	178,427	188,105	164,341	183,698
Total current assets	2,802,803	2,516,135	2,621,831	2,696,012
Property, plant and equipment, net	2,809,349	2,306,567	1,968,402	2,846,148
Long-term investments	143,824	344,078	512,937	139,641
Intercompany notes receivable	0	0	0	0
Goodwill	1,403,363	1,401,074	1,403,828	1,403,639	1,400,000		1,400,000	1,300,000
Other intangible assets, net	2,313,262	1,654,698	1,555,652	1,963,429
Deferred tax assets-noncurrent	376,815	269,237	95,664	522,311
Investments in equity securities	74,438	83,325	89,181	74,227
Investment in subsidiaries	0	0	0	0
Other noncurrent assets	136,870	96,162	66,880	118,492
Total assets	10,060,724	8,671,276	8,314,375	9,763,899
Current liabilities:
Accounts payable	189,629	127,869	128,380	130,323
Accrued expenses	696,223	765,386	645,645	939,516
Intercompany accounts payable	0	0	0	0
Deferred revenue	24,747	13,462	13,277	34,288
Current portion of contingent consideration obligations	161,365	0		155,898
Current portion of long-term debt and capital lease obligations	8,166	7,566	696,625	8,510
Total current liabilities	1,080,130	914,283	1,483,927	1,268,535
Long-term debt and capital lease obligations	116,434	124,341	113,748	1,105,956
Long-term debt intercompany	0		0	0
Deferred revenue-noncurrent	13,385	13,175	16,662	12,338
Long-term contingent consideration obligations	853,871	0		821,311
Other noncurrent liabilities	313,252	313,484	87,101	80,354
Total liabilities	2,377,072	1,365,283	1,701,438	3,288,494
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value	0	0	0	0
Preferred Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, $0.01 par value	2,657	2,707	2,660	2,531
Common Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Additional paid-in capital	5,688,741	5,779,279	5,385,154	5,068,602
Notes receivable from stockholders			(15,670)
Share purchase contract				(200,000)
Accumulated earnings	1,670,096	1,247,796	826,715	1,551,375
Accumulated other comprehensive income	322,158	276,211	414,078	52,897
Total stockholders' equity	7,683,652	7,305,993	6,612,937	6,475,405					5,660,711
Subsidiary equity	0		0	0
Total liabilities and stockholders' equity	10,060,724	8,671,276	8,314,375	9,763,899
Genzyme Corporation
Current assets:
Cash and cash equivalents	358,759	330,277	183,604	267,855					227,467
Short-term investments	11,649	2,765	5,525	0
Accounts receivable, net	403,977	437,909	366,093	420,119
Inventories	248,988	172,443	150,597	234,152
Other current assets	118,077	140,796	90,019	103,001
Intercompany accounts receivable	0	0	0	1,127
Deferred tax assets	169,615	174,262	145,889	165,184
Total current assets	1,311,065	1,258,452	941,727	1,191,438
Property, plant and equipment, net	1,285,135	1,069,862	833,181	1,442,802
Long-term investments	11,668	34,576	64,642
Intercompany notes receivable	207,891	520,086	370,564	191,750
Goodwill	1,299,272	1,298,907	1,301,305	1,299,567
Other intangible assets, net	1,773,210	1,431,949	1,288,954	1,332,465
Deferred tax assets-noncurrent	372,408	186,413	49,694	481,823
Investments in equity securities	74,438	83,325	89,002	74,227
Investment in subsidiaries	3,852,897	4,610,753	4,017,027	3,342,191
Other noncurrent assets	91,834	88,060	56,431	66,813
Total assets	10,279,818	10,582,383	9,012,527	9,423,076
Current liabilities:
Accounts payable	58,556	47,826	73,060	45,782
Accrued expenses	493,149	588,486	455,985	725,297
Intercompany accounts payable	997,727	2,220,068	1,023,756	618,704
Deferred revenue	14,375	9,162	10,280	21,209
Current portion of contingent consideration obligations	69,037			76,964
Current portion of long-term debt and capital lease obligations	8,124	7,541	696,585	8,439
Total current liabilities	1,640,968	2,873,083	2,259,666	1,496,395
Long-term debt and capital lease obligations	116,393	124,344	113,718	1,105,916
Long-term debt intercompany	0	0	0	0
Deferred revenue-noncurrent	13,356	13,146	16,632	12,313
Long-term contingent consideration obligations	582,050			318,598
Other noncurrent liabilities	243,399	265,817	9,574	14,449
Total liabilities	2,596,166	3,276,390	2,399,590	2,947,671
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value	0	0	0	0
Preferred Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, $0.01 par value	2,657	2,707	2,660	2,531
Common Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Additional paid-in capital	5,688,741	5,779,279	5,385,154	5,068,602
Notes receivable from stockholders			(15,670)
Share purchase contract				(200,000)
Accumulated earnings	1,670,096	1,247,796	826,715	1,551,375
Accumulated other comprehensive income	322,158	276,211	414,078	52,897
Total stockholders' equity	7,683,652	7,305,993	6,612,937	6,475,405
Subsidiary equity	0	0	0	0
Total liabilities and stockholders' equity	10,279,818	10,582,383	9,012,527	9,423,076
Guarantor Subsidiary
Current assets:
Cash and cash equivalents	103,119	11,647	454,991	57,726					11,837
Short-term investments	151,981	54,742	74,558	152,706
Accounts receivable, net	0	10	0	1
Inventories	76,205	56,840	61,131	66,609
Other current assets	251	337	372	(249)
Intercompany accounts receivable	798,907	2,189,750	984,021	636,734
Deferred tax assets	3,486	3,486	2,706	7,917
Total current assets	1,133,949	2,316,812	1,577,779	921,444
Property, plant and equipment, net	189,320	127,600	88,735	207,905
Long-term investments	132,156	309,502	448,295	139,641
Intercompany notes receivable	25	0	0	0
Goodwill	0	0	0	0
Other intangible assets, net	0	0	0	0
Deferred tax assets-noncurrent	0	0	0	0
Investments in equity securities	0	0	0	0
Investment in subsidiaries	0	0	0	0
Other noncurrent assets	0	0	0	0
Total assets	1,455,450	2,753,914	2,114,809	1,268,990
Current liabilities:
Accounts payable	0	0	0	0
Accrued expenses	9,603	6,008	6,263	12,331
Intercompany accounts payable	73,346	(6,151)	(53,280)	122,643
Deferred revenue	0	0	0	0
Current portion of contingent consideration obligations	0			0
Current portion of long-term debt and capital lease obligations	0	0	0	0
Total current liabilities	82,949	(143)	(47,017)	134,974
Long-term debt and capital lease obligations	0	0	0	0
Long-term debt intercompany	144,382	142,444	137,124	144,881
Deferred revenue-noncurrent	0	0	0	0
Long-term contingent consideration obligations	0			0
Other noncurrent liabilities	21,798	22,677	23,334	21,271
Total liabilities	249,129	164,978	113,441	301,126
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value	0	0	0	0
Preferred Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, $0.01 par value	0	0	0	0
Common Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Additional paid-in capital	0	0	0	0
Notes receivable from stockholders			0
Share purchase contract				0
Accumulated earnings	0	0	0	0
Accumulated other comprehensive income	0	0	0	0
Total stockholders' equity	0	0	0	0
Subsidiary equity	1,206,321	2,588,936	2,001,368	967,864
Total liabilities and stockholders' equity	1,455,450	2,753,914	2,114,809	1,268,990
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	280,368	230,182	228,417	356,226					252,866
Short-term investments	0	0	362	0
Accounts receivable, net	495,754	599,021	538,008	470,124
Inventories	282,829	224,154	227,387	293,351
Other current assets	92,419	66,907	76,426	90,693
Intercompany accounts receivable	272,166	119,337	12,037	103,486
Deferred tax assets	5,326	10,357	15,746	10,597
Total current assets	1,428,862	1,249,958	1,098,383	1,324,477
Property, plant and equipment, net	1,334,894	1,109,105	1,046,486	1,195,441
Long-term investments	0	0	0	0
Intercompany notes receivable	200,407	335,947	432,160	0
Goodwill	104,091	102,167	102,523	104,072
Other intangible assets, net	540,052	222,749	266,698	630,964
Deferred tax assets-noncurrent	4,407	82,824	45,970	40,488
Investments in equity securities	0	0	179	0
Investment in subsidiaries	0	0	0	0
Other noncurrent assets	45,036	8,102	10,449	51,679
Total assets	3,657,749	3,110,852	3,002,848	3,347,121
Current liabilities:
Accounts payable	131,073	80,043	55,320	84,541
Accrued expenses	193,471	170,892	183,397	201,888
Intercompany accounts payable	0	95,170	25,582
Deferred revenue	10,372	4,300	2,997	13,079
Current portion of contingent consideration obligations	92,328			78,934
Current portion of long-term debt and capital lease obligations	42	25	40	71
Total current liabilities	427,286	350,430	267,336	378,513
Long-term debt and capital lease obligations	41	(3)	30	40
Long-term debt intercompany	263,941	713,589	665,600	46,869
Deferred revenue-noncurrent	29	29	30	25
Long-term contingent consideration obligations	271,821			502,713
Other noncurrent liabilities	48,055	24,990	54,193	44,634
Total liabilities	1,011,173	1,089,035	987,189	972,794
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value	0	0	0	0
Preferred Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, $0.01 par value	0	0	0	0
Common Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Additional paid-in capital	0	0	0	0
Notes receivable from stockholders			0
Share purchase contract				0
Accumulated earnings	0	0	0	0
Accumulated other comprehensive income	0	0	0	0
Total stockholders' equity	0	0	0	0
Subsidiary equity	2,646,576	2,021,817	2,015,659	2,374,327
Total liabilities and stockholders' equity	3,657,749	3,110,852	3,002,848	3,347,121
Eliminations
Current assets:
Cash and cash equivalents	0	0	0	0
Short-term investments	0	0	0	0
Accounts receivable, net	0	0	0	0
Inventories	0	0	0	0
Other current assets	0	0	0	0
Intercompany accounts receivable	(1,071,073)	(2,309,087)	(996,058)	(741,347)
Deferred tax assets	0	0	0	0
Total current assets	(1,071,073)	(2,309,087)	(996,058)	(741,347)
Property, plant and equipment, net	0	0	0	0
Long-term investments	0	0	0	0
Intercompany notes receivable	(408,323)	(856,033)	(802,724)	(191,750)
Goodwill	0	0	0	0
Other intangible assets, net	0	0	0	0
Deferred tax assets-noncurrent	0	0	0	0
Investments in equity securities	0	0	0	0
Investment in subsidiaries	(3,852,897)	(4,610,753)	(4,017,027)	(3,342,191)
Other noncurrent assets	0	0	0	0
Total assets	(5,332,293)	(7,775,873)	(5,815,809)	(4,275,288)
Current liabilities:
Accounts payable	0	0	0	0
Accrued expenses	0	0	0	0
Intercompany accounts payable	(1,071,073)	(2,309,087)	(996,058)	(741,347)
Deferred revenue	0	0	0	0
Current portion of contingent consideration obligations	0			0
Current portion of long-term debt and capital lease obligations	0	0	0	0
Total current liabilities	(1,071,073)	(2,309,087)	(996,058)	(741,347)
Long-term debt and capital lease obligations	0	0	0	0
Long-term debt intercompany	(408,323)	(856,033)	(802,724)	(191,750)
Deferred revenue-noncurrent	0	0	0	0
Long-term contingent consideration obligations	0			0
Other noncurrent liabilities	0	0	0	0
Total liabilities	(1,479,396)	(3,165,120)	(1,798,782)	(933,097)
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value	0	0	0	0
Preferred Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, $0.01 par value	0	0	0	0
Common Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Additional paid-in capital	0	0	0	0
Notes receivable from stockholders			0
Share purchase contract				0
Accumulated earnings	0	0	0	0
Accumulated other comprehensive income	0	0	0	0
Total stockholders' equity	0	0	0	0
Subsidiary equity	(3,852,897)	(4,610,753)	(4,017,027)	(3,342,191)
Total liabilities and stockholders' equity	$ (5,332,293)	$ (7,775,873)	$ (5,815,809)	$ (4,275,288)

Supplemental Guarantor Information (Details 2) 10Q (USD $) In Thousands	3 Months Ended									6 Months Ended			12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Jun. 30, 2010		Jun. 30, 2009	Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007
Revenues:
Net product sales	$ 974,922			$ 1,115,425						$ 1,946,547		$ 2,152,669	$ 4,076,665		$ 4,196,907		$ 3,457,778
Net service sales	103,589			105,693						205,504		207,192	418,518		366,091		326,326
Research and development revenue	928			7,392						1,861		17,520	20,342		42,041		29,415
Total revenues	1,079,439	1,080,630	1,057,514	1,228,510	1,148,871	1,173,560	1,160,284	1,171,134	1,100,061	2,153,912		2,377,381	4,515,525		4,605,039		3,813,519
Operating costs and expenses:
Cost of products sold	301,644			288,899						581,383	[1]	524,461	1,136,937	[1]	913,267	[1]	715,504	[1]
Cost of services sold	66,524			61,624						132,396		121,874	249,139		235,295		211,826
Selling, general and administrative	402,535			354,128						955,845		672,089	1,428,596		1,338,190		1,187,184
Research and development													865,257		1,308,330		737,685
Research and development	225,558			210,522						446,488		417,447
Amortization of intangibles	67,891			63,945						138,875		121,543	266,305		226,442		201,105
Purchase of in-process research and development													0		0		106,350
Contingent consideration expense	10,021			9,090						72,570		9,090	65,584
Charge for impaired intangible assets													0		2,036		0
Total operating costs and expenses	1,074,173			988,208						2,327,557		1,866,504	4,011,818		4,023,560		3,159,654
Operating income	5,266			240,302						(173,645)		510,877	503,707		581,479		653,865
Other income (expenses):
Equity in income of equity method investments	(870)									(1,567)
Gain (loss) on investments in equity securities, net							14,300
Gain on acquisition of business										0		24,159	24,159				0
Other	356			(2,056)						(246)		(3,035)	(1,719)		356		3,295
Inter-subsidiary income (expense)										0			0		0		0
Investment income	3,084			4,144						6,384		9,494	17,642		51,260		70,196
Interest expense										0			0		(4,418)		(12,147)
Total other income (expenses)	(28,992)			26,142						(26,828)		29,937	40,026		44,059		81,809
Income before income taxes	(23,726)			266,444						(200,473)		540,814	543,733		625,538		735,674
Provision for income taxes	19,953			(78,870)						81,752		(157,754)	(121,433)		(204,457)		(255,481)
Net income (loss)	(3,773)	23,245	15,995	187,574	195,486	86,650	119,596	69,564	145,271	(118,721)		383,060	422,300		421,081		480,193
Genzyme Corporation
Revenues:
Net product sales										1,087,671			2,250,092		2,200,510		1,934,908
Net service sales										197,330			398,673		352,494		316,114
Research and development revenue										1,605			19,636		40,181		27,640
Total revenues										1,286,606			2,668,401		2,593,185		2,278,662
Operating costs and expenses:
Cost of products sold										375,291	[1]		(872,964)	[1]	615,696	[1]	878,151	[1]
Cost of services sold										123,034			231,963		222,569		201,887
Selling, general and administrative										664,284			937,820		853,866		828,505
Research and development													586,418		750,333		437,044
Research and development										306,262
Amortization of intangibles										106,103			209,083		194,898		188,225
Purchase of in-process research and development													0		0		0
Contingent consideration expense										(92,731)			67,255
Total operating costs and expenses										1,482,243			1,159,575		2,638,411		2,533,812
Operating income										(195,637)			1,508,826		(45,226)		(255,150)
Other income (expenses):
Equity in income of equity method investments										(1,567)							7,398
Gain (loss) on investments in equity securities, net										(31,399)					(3,340)
Gain on acquisition of business										40,034			4,574				0
Other										(1,803)			1,150		1,956		(46,302)
Inter-subsidiary income (expense)										(34,785)			(1,730,414)		(49,605)		40,977
Investment income										334			785		10,527		16,600
Interest expense										(2,528)			(8,519)		(17,924)		(21,056)
Total other income (expenses)										(31,714)			(1,732,480)		(52,685)		10,784
Income before income taxes										(227,351)			(223,654)		(97,911)		(244,366)
Provision for income taxes										100,304			106,719		41,850		75,206
Income loss from subsidiaries										8,326			539,235		477,142		649,353
Net income (loss)										(118,721)			422,300		421,081		480,193
Guarantor Subsidiary
Revenues:
Net product sales										39			14		26		3
Net service sales										0			0		343		0
Research and development revenue										0			0		0		0
Total revenues										39			14		369		3
Operating costs and expenses:
Cost of products sold										(18,252)	[1]		(165,021)	[1]	(443,207)	[1]	(891,758)	[1]
Cost of services sold										0			0		0		0
Selling, general and administrative										2,111			2,439		1,676
Research and development													89,135		123,912		144,268
Research and development										45,172
Amortization of intangibles										0			0		0		0
Purchase of in-process research and development													0		0		0
Contingent consideration expense										0			0
Charge for impaired intangible assets															0
Total operating costs and expenses										29,031			(73,447)		(317,619)		(747,490)
Operating income										(28,992)			73,461		317,988		747,493
Other income (expenses):
Equity in income of equity method investments										0			0		0		0
Gain (loss) on investments in equity securities, net										0					0
Gain on acquisition of business										0			0				0
Other										0			0		0		0
Inter-subsidiary income (expense)										223,109			353,446		402,150		87,412
Investment income										5,317			15,202		33,245		42,197
Interest expense										0			(1)		0		0
Total other income (expenses)										228,426			368,647		435,395		129,609
Income before income taxes										199,434			442,108		753,383		877,102
Provision for income taxes										(83,942)			(123,014)		(248,392)		(321,598)
Net income (loss)										115,492			319,094		504,991		555,504
Non-Guarantor Subsidiaries
Revenues:
Net product sales										858,837			1,826,559		1,996,371		1,522,867
Net service sales										8,174			19,845		13,254		10,212
Research and development revenue										256			706		1,860		1,775
Total revenues										867,267			1,847,110		2,011,485		1,534,854
Operating costs and expenses:
Cost of products sold										224,344	[1]		2,174,922	[1]	740,778	[1]	729,111	[1]
Cost of services sold										9,362			17,176		12,726		9,939
Selling, general and administrative										289,450			488,337		482,648		358,679
Research and development													189,704		434,085		156,373
Research and development										95,054
Amortization of intangibles										32,772			57,222		31,544		12,880
Purchase of in-process research and development													0		0		106,350
Contingent consideration expense										165,301			(1,671)
Total operating costs and expenses										816,283			2,925,690		1,702,768		1,373,332
Operating income										50,984			(1,078,580)		308,717		161,522
Other income (expenses):
Equity in income of equity method investments										0			0		0		0
Gain (loss) on investments in equity securities, net															0
Gain on acquisition of business										(40,034)			19,585				0
Other										1,557			(2,869)		(1,600)		49,597
Inter-subsidiary income (expense)										(188,324)			1,376,968		(352,545)		(128,389)
Investment income										733			1,655		7,488		11,399
Interest expense										2,528			8,520		13,506		8,909
Total other income (expenses)										(223,540)			1,403,859		(338,651)		(58,584)
Income before income taxes										(172,556)			325,279		(29,934)		102,938
Provision for income taxes										65,390			(105,138)		2,085		(9,089)
Net income (loss)										(107,166)			220,141		(27,849)		93,849
Eliminations
Revenues:
Net product sales										0			0		0		0
Net service sales										0			0		0		0
Research and development revenue										0			0		0		0
Total revenues										0			0		0		0
Operating costs and expenses:
Cost of products sold										0	[1]		0	[1]	0	[1]	0	[1]
Cost of services sold										0			0		0		0
Selling, general and administrative										0			0		0		0
Research and development													0		0		0
Research and development										0
Amortization of intangibles										0			0		0		0
Purchase of in-process research and development													0		0		0
Contingent consideration expense										0
Total operating costs and expenses										0			0		0		0
Operating income										0			0		0
Other income (expenses):
Equity in income of equity method investments										0			0		0		0
Gain (loss) on investments in equity securities, net										0					0
Gain on acquisition of business										0			0				0
Other										0			0		0		0
Inter-subsidiary income (expense)										0			0		0		0
Investment income										0			0		0		0
Interest expense										0			0		0		0
Total other income (expenses)										0			0		0		0
Income before income taxes													0		0		0
Provision for income taxes										0			0		0		0
Income loss from subsidiaries										(8,326)			(539,235)		(477,142)		(649,353)
Net income (loss)										$ (8,326)			$ (539,235)		$ (477,142)		$ (649,353)

[1]	(1) Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

Supplemental Guarantor Information (Details 3) 10Q (USD $) In Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash Flows from Operating Activities:
Net income (loss)	$ (3,773)	$ 23,245	$ 15,995	$ 187,574	$ 195,486	$ 86,650	$ 119,596	$ 69,564	$ 145,271	$ (118,721)	$ 383,060	$ 422,300	$ 421,081	$ 480,193
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization										246,036	208,515	456,364	374,664	338,196
Stock-based compensation										92,390	109,831	204,229	187,596	190,070
Provision for bad debts										12,431	10,808	18,856	12,983	9,665
Contingent consideration expense	10,021			9,090						72,570	9,090	65,584
Intercompany (to be eliminated)										0			0
Purchase of in-process research and development												0	0	106,350
Losses on investments in equity securities, net	31,562									31,399		56	3,340	(13,067)
(Gains) losses on investments in equity securities, net							(14,300)
Deferred income tax benefit										(62,917)	(50,632)	(95,737)	(195,200)	(106,140)
Tax benefit from employee stock-based compensation										28,392	9,239	13,770	59,868	51,041
Excess tax benefits from stock-based compensation										5,372	(4,424)	(3,305)	(18,445)	(13,575)
Other										3,314	4,068	4,270	3,903	(6,199)
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable										(71,630)	(106,901)	99,374	(137,273)	(105,230)
Inventories										(47,156)	21,795	9,976	(4,700)	(15,011)
Other current assets										(20,504)	(903)	(1,469)	12,142	(23,897)
Accounts payable, accrued expenses and deferred revenue										132,615	30,278	8,928	39,216	26,276
Cash flows from operating activities										305,158	600,346	1,179,037	759,175	918,672
Cash Flows from Investing Activities:
Purchases of investments										(175,816)	(64,394)	(309,217)	(420,867)	(779,932)
Sales and maturities of investments										187,220	150,739	402,286	608,994	985,546
Purchases of equity securities										(4,030)	(7,363)	(14,844)	(88,656)	(21,994)
Proceeds from sales of investments in equity securities										4,134	1,473	10,478	8,594	20,712
Purchases of property, plant and equipment										(330,298)	(318,324)	(661,713)	(597,562)	(412,872)
Acquisitions											(117,073)	(51,336)	(16,561)	(342,456)
Investments in equity method investment										(1,466)			4,844
Purchases of other intangible assets										(6,155)	(18,345)	(41,883)	(92,183)	(60,350)
Distributions from equity method investments												0		17,100
Payment of note receivable from Dyax												0	0	7,771
Other										(7,661)	(5,198)	(5,195)	11,857	(4,581)
Cash flows from investing activities										(334,072)	(378,485)	(671,424)	(581,540)	(591,056)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock										58,362	53,508	100,521	318,753	285,762
Repurchases of our common stock										(800,000)	(107,134)	(413,874)	(143,012)	(231,576)
Payments under shares purchase contract										(200,000)
Excess tax benefits from stock-based compensation										(5,372)	4,424	3,305	18,445	13,575
Proceeds from issuance of debt, net										994,387
Payments of debt and capital lease obligations										(4,549)	(4,305)	(7,492)	(693,961)	(5,909)
Increase (decrease) in bank overdrafts										23,851	(14,303)	896	25,760	(5,910)
Payment of contingent consideration obligation										(61,336)		(20,456)	0	0
Other										939	3,660	8,116	7,772	8,681
Cash flows from financing activities										6,282	(64,150)	(328,984)	(466,243)	64,623
Effect of exchange rate changes on cash										(37,807)	2,113	(8,489)	(6,298)	(17,397)
Increase (decrease) in cash and cash equivalents										(60,439)	159,824	170,140	(294,906)	374,842
Cash and cash equivalents at beginning of period			731,930		572,106				867,012	742,246	572,106	572,106	867,012	492,170
Cash and cash equivalents at end of period	681,807	742,246		731,930		572,106				681,807	731,930	742,246	572,106	867,012
Genzyme Corporation
Cash Flows from Operating Activities:
Net income (loss)										(118,721)		422,300	421,081	480,193
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization										169,425		323,791	289,149	278,621
Stock-based compensation										77,807		204,229	187,596	190,070
Provision for bad debts										7,849		18,348	12,587	9,676
Contingent consideration expense										(92,731)		67,255
Intercompany (to be eliminated)										37,802		(111,652)	407,121	(482,671)
Purchase of in-process research and development												0	0	0
Losses on investments in equity securities, net										1,567		56		(13,067)
(Gains) losses on investments in equity securities, net										31,399			3,340
Deferred income tax benefit										(133,376)		(177,145)	(180,918)	(60,047)
Tax benefit from employee stock-based compensation										28,392		13,770	59,868	51,041
Excess tax benefits from stock-based compensation										5,372		(3,305)	(18,445)	(13,575)
Other										23,767		(4,345)	(2,131)	(8,548)
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable										(23,991)		15,584	(84,403)	(39,678)
Inventories										14,836		28,189	(12,224)	(118,648)
Other current assets										15,076		22,719	2,588	(29,130)
Accounts payable, accrued expenses and deferred revenue										88,102		(78,134)	10,388	209,325
Cash flows from operating activities										92,540		737,086	1,095,597	453,562
Cash Flows from Investing Activities:
Purchases of investments										0		(11,305)	(40,639)	(39,480)
Sales and maturities of investments										686		26,284	72,258	52,725
Purchases of equity securities										(4,030)		(14,844)	(88,656)	(21,994)
Proceeds from sales of investments in equity securities										4,134		10,478	8,594	20,712
Purchases of property, plant and equipment										(242,725)		(324,305)	(323,172)	(199,761)
Acquisitions												(27,867)	(16,561)	(291,701)
Investments in equity method investment										(1,466)			(4,844)
Purchases of other intangible assets										(5,981)		(41,883)	(100,377)	(50,411)
Distributions from equity method investments												0		17,100
Payment of note receivable from Dyax												0	0	7,771
Other										21,959		(365)	7,873	1,295
Cash flows from investing activities										(227,423)		(383,807)	(475,836)	(503,744)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock										58,362		100,521	318,753	285,762
Repurchases of our common stock										(800,000)		(413,874)	(143,012)	(231,576)
Payments under shares purchase contract										(200,000)
Excess tax benefits from stock-based compensation										(5,372)		3,305	18,445	13,575
Proceeds from issuance of debt, net										994,387
Payments of debt and capital lease obligations										(5,048)		(9,466)	(699,233)	(5,776)
Increase (decrease) in bank overdrafts										23,851		1,334	24,786	(5,910)
Payment of contingent consideration obligation										(27,087)		(6,612)	0	0
Other										797		(32,837)	8,429	(1,439)
Cash flows from financing activities										39,890		(357,629)	(471,832)	54,636
Effect of exchange rate changes on cash										4,089		32,832	(1,256)	(48,317)
Increase (decrease) in cash and cash equivalents										(90,904)		28,482	146,673	(43,863)
Cash and cash equivalents at beginning of period										358,759		330,277	183,604	227,467
Cash and cash equivalents at end of period										267,855		358,759	330,277	183,604
Guarantor Subsidiary
Cash Flows from Operating Activities:
Net income (loss)										115,492		319,094	504,991	555,504
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization										0		0	0	0
Stock-based compensation										0		0	0	0
Provision for bad debts										0		0	0	0
Contingent consideration expense										0		0
Intercompany (to be eliminated)										(164,383)		(314,179)	(1,118,637)	(23,700)
Purchase of in-process research and development												0	0	0
Losses on investments in equity securities, net										0
(Gains) losses on investments in equity securities, net										0			0
Deferred income tax benefit										(4,431)		0	(780)	(2,706)
Tax benefit from employee stock-based compensation										0			0	0
Excess tax benefits from stock-based compensation										0			0	0
Other										1,254		2,362	2,886	1,956
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable										(1)		10	(10)	0
Inventories										9,596		(19,365)	4,291	(61,131)
Other current assets										500		86	35	(372)
Accounts payable, accrued expenses and deferred revenue										8,144		83,530	45,900	(209,960)
Cash flows from operating activities										(33,829)		71,538	(561,324)	259,591
Cash Flows from Investing Activities:
Purchases of investments										(175,816)		(297,820)	(380,395)	(740,211)
Sales and maturities of investments										186,534		376,002	536,736	932,821
Purchases of equity securities										0		0	0	0
Proceeds from sales of investments in equity securities										0		0	0	0
Purchases of property, plant and equipment										0		(61,720)	(43,998)	(19,520)
Acquisitions												0	0	0
Investments in equity method investment										0
Purchases of other intangible assets										0		0	0	0
Distributions from equity method investments												0		0
Payment of note receivable from Dyax												0	0	0
Other										(22,254)		0	0	0
Cash flows from investing activities										(11,536)		16,462	112,343	173,090
Cash Flows from Financing Activities:
Proceeds from issuance of common stock										0		0	0	0
Repurchases of our common stock										0		0	0	0
Payments under shares purchase contract										0
Excess tax benefits from stock-based compensation										0		0	0	0
Proceeds from issuance of debt, net										0
Payments of debt and capital lease obligations										499		1,913	5,320	0
Increase (decrease) in bank overdrafts										0		(438)	974	0
Payment of contingent consideration obligation										0		0	0	0
Other										(527)		(879)	(657)	10,473
Cash flows from financing activities										(28)		596	5,637	10,473
Effect of exchange rate changes on cash										0		2,876	0	0
Increase (decrease) in cash and cash equivalents										(45,393)		91,472	(443,344)	443,154
Cash and cash equivalents at beginning of period										103,119		11,647	454,991	11,837
Cash and cash equivalents at end of period										57,726		103,119	11,647	454,991
Non-Guarantor Subsidiaries
Cash Flows from Operating Activities:
Net income (loss)										(107,166)		220,141	(27,849)	93,849
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization										76,611		132,573	85,515	59,575
Stock-based compensation										14,583			0
Provision for bad debts										4,582		508	396	(11)
Contingent consideration expense										165,301		(1,671)
Intercompany (to be eliminated)										114,026		(99,597)	229,332	(137,913)
Purchase of in-process research and development												0	0	106,350
Losses on investments in equity securities, net										0		0
(Gains) losses on investments in equity securities, net													0
Deferred income tax benefit										74,890		81,408	(13,502)	(43,387)
Tax benefit from employee stock-based compensation										0			0	0
Excess tax benefits from stock-based compensation										0			0	0
Other										(21,707)		6,253	3,148	393
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable										(47,638)		83,780	(52,860)	(65,552)
Inventories										(71,588)		1,152	3,233	164,768
Other current assets										(36,080)		(24,274)	9,519	5,605
Accounts payable, accrued expenses and deferred revenue										36,369		3,532	(17,072)	26,911
Cash flows from operating activities										242,218		384,220	219,860	210,588
Cash Flows from Investing Activities:
Purchases of investments										0		(92)	167	(241)
Sales and maturities of investments										0		0	0	0
Purchases of equity securities										0		0	0	0
Proceeds from sales of investments in equity securities										0		0	0	0
Purchases of property, plant and equipment										(87,573)		(275,688)	(230,392)	(193,591)
Acquisitions												(23,469)	0	(50,755)
Investments in equity method investment										0
Purchases of other intangible assets										(174)		0	8,194	(9,939)
Distributions from equity method investments												0		0
Payment of note receivable from Dyax												0	0	0
Other										(7,366)		(4,830)	3,984	(5,876)
Cash flows from investing activities										(95,113)		(304,079)	(218,047)	(260,402)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock										0		0	0	0
Repurchases of our common stock										0		0	0	0
Payments under shares purchase contract										0
Excess tax benefits from stock-based compensation										0		0	0	0
Proceeds from issuance of debt, net										0
Payments of debt and capital lease obligations										0		61	(48)	(133)
Increase (decrease) in bank overdrafts										0			0	0
Payment of contingent consideration obligation										(34,249)		(13,844)	0	0
Other										669		41,832	0	(353)
Cash flows from financing activities										(33,580)		28,049	(48)	(486)
Effect of exchange rate changes on cash										(37,667)		(58,004)	0	25,851
Increase (decrease) in cash and cash equivalents										75,858		50,186	1,765	(24,449)
Cash and cash equivalents at beginning of period										280,368		230,182	228,417	252,866
Cash and cash equivalents at end of period										356,226		280,368	230,182	228,417
Eliminations
Cash Flows from Operating Activities:
Net income (loss)										(8,326)		(539,235)	(477,142)	(649,353)
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization										0		0	0	0
Stock-based compensation										0		0	0	0
Provision for bad debts										0		0	0	0
Contingent consideration expense										0
Intercompany (to be eliminated)										12,555		525,428	482,184	644,284
Purchase of in-process research and development												0	0	0
Losses on investments in equity securities, net										0		0
(Gains) losses on investments in equity securities, net										0			0
Deferred income tax benefit										0		0	0	0
Tax benefit from employee stock-based compensation										0			0	0
Excess tax benefits from stock-based compensation										0			0	0
Other										0			0	0
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable										0		0	0	0
Inventories										0		0	0	0
Other current assets										0		0	0	0
Accounts payable, accrued expenses and deferred revenue										0		0	0	0
Cash flows from operating activities										4,229		(13,807)	5,042	(5,069)
Cash Flows from Investing Activities:
Purchases of investments										0			0	0
Sales and maturities of investments										0		0	0	0
Purchases of equity securities										0		0	0	0
Proceeds from sales of investments in equity securities										0		0	0	0
Purchases of property, plant and equipment										0		0	0	0
Acquisitions												0	0	0
Investments in equity method investment										0
Purchases of other intangible assets										0		0	0	0
Distributions from equity method investments												0		0
Payment of note receivable from Dyax												0	0	0
Other										0		0	0	0
Cash flows from investing activities										0		0	0	0
Cash Flows from Financing Activities:
Proceeds from issuance of common stock										0		0	0	0
Repurchases of our common stock										0		0	0	0
Payments under shares purchase contract										0
Excess tax benefits from stock-based compensation										0		0	0	0
Proceeds from issuance of debt, net										0
Payments of debt and capital lease obligations										0		0	0	0
Increase (decrease) in bank overdrafts										0			0	0
Payment of contingent consideration obligation										0		0		0
Other										0		0	0
Cash flows from financing activities										0		0	0
Effect of exchange rate changes on cash										(4,229)		13,807	(5,042)	5,069
Increase (decrease) in cash and cash equivalents										0		0	0	0
Cash and cash equivalents at beginning of period										0		0	0
Cash and cash equivalents at end of period										$ 0		$ 0	$ 0	$ 0

Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data	3 Months Ended									6 Months Ended			12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Jun. 30, 2010		Jun. 30, 2009	Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007
Revenues:
Net product sales	$ 974,922			$ 1,115,425						$ 1,946,547		$ 2,152,669	$ 4,076,665		$ 4,196,907		$ 3,457,778
Net service sales	103,589			105,693						205,504		207,192	418,518		366,091		326,326
Research and development revenue	928			7,392						1,861		17,520	20,342		42,041		29,415
Total revenues	1,079,439	1,080,630	1,057,514	1,228,510	1,148,871	1,173,560	1,160,284	1,171,134	1,100,061	2,153,912		2,377,381	4,515,525		4,605,039		3,813,519
Operating costs and expenses:
Cost of products sold	301,644			288,899						581,383	[1]	524,461	1,136,937	[1]	913,267	[1]	715,504	[1]
Cost of services sold	66,524			61,624						132,396		121,874	249,139		235,295		211,826
Selling, general and administrative	402,535			354,128						955,845		672,089	1,428,596		1,338,190		1,187,184
Research and development													865,257		1,308,330		737,685
Research and development	225,558			210,522						446,488		417,447
Amortization of intangibles	67,891			63,945						138,875		121,543	266,305		226,442		201,105
Contingent consideration expense	10,021			9,090						72,570		9,090	65,584
Charge for impaired intangible assets													0		2,036		0
Purchase of in-process research and development													0		0		106,350
Total operating costs and expenses	1,074,173			988,208						2,327,557		1,866,504	4,011,818		4,023,560		3,159,654
Operating income	5,266			240,302						(173,645)		510,877	503,707		581,479		653,865
Other income (expenses):
Equity in income of equity method investments	(870)									(1,567)
Gain (loss) on investments in equity securities, net							14,300
Losses on investments in equity securities, net	31,562									31,399			56		3,340		(13,067)
Losses on investments in equity securities, net				(105)								(681)	0		201		7,398
Gain on acquisition of business										0		24,159	24,159				0
Other	356			(2,056)						(246)		(3,035)	(1,719)		356		3,295
Investment income	3,084			4,144						6,384		9,494	17,642		51,260		70,196
Interest expense										0			0		(4,418)		(12,147)
Total other income (expenses)	(28,992)			26,142						(26,828)		29,937	40,026		44,059		81,809
Income before income taxes	(23,726)			266,444						(200,473)		540,814	543,733		625,538		735,674
Provision for income taxes	19,953			(78,870)						81,752		(157,754)	(121,433)		(204,457)		(255,481)
Net income (loss)	(3,773)	23,245	15,995	187,574	195,486	86,650	119,596	69,564	145,271	(118,721)		383,060	422,300		421,081		480,193
Net income per share:
Basic (in dollars per share)	$ (0.01)	$ 0.09	$ 0.06	$ 0.69	$ 0.72	$ 0.32	$ 0.44	$ 0.26	$ 0.54	$ (0.45)		$ 1.42	$ 1.57		$ 1.57		$ 1.82
Diluted (in dollars per share)	$ (0.01)	$ 0.09	$ 0.06	$ 0.68	$ 0.7	$ 0.31	$ 0.42	$ 0.25	$ 0.52	$ (0.45)		$ 1.39	$ 1.54		$ 1.5		$ 1.74
Weighted average shares outstanding:
Basic (in shares)	265,270			269,958						265,760		270,406	268,841		268,490		263,895
Diluted (in shares)	265,270			274,852						265,760		276,225	274,071		285,595		280,767
Comprehensive income (loss), net of tax:
Net income (loss)	(3,773)	23,245	15,995	187,574	195,486	86,650	119,596	69,564	145,271	(118,721)		383,060	422,300		421,081		480,193
Other comprehensive income (loss):
Foreign currency translation adjustments	(141,890)			153,780						(267,367)		33,632	67,879		(141,936)		149,425
Loss on affiliate sale of stock, net of tax													0		0		(72)
Pension liability adjustments, net of tax(1)	(12)									(21)			(14,511)	[2]	5,772	[2]	1,056	[2]
Unrealized gains (losses) on securities, net of tax:
Unrealized gains (losses) arising during the period, net of tax	(3,639)			9,657						(1)		(10,950)	(5,799)		5,039		18,050
Reclassification adjustment for gains included in net income, net of tax	(694)			37						(1,872)		(160)	(1,622)		(6,742)		(8,586)
Unrealized gains (losses) on securities, net of tax(2)	(4,333)			9,694						(1,873)		(11,110)	(7,421)	[3]	(1,703)	[3]	9,464	[3]
Other comprehensive income (loss)	(146,235)			163,474						(269,261)		22,522	45,947		(137,867)		159,873
Comprehensive income	$ (150,008)			$ 351,048						$ (387,982)		$ 405,582	$ 468,247		$ 283,214		$ 640,066

[1]	(1) Includes the net amounts of inter-subsidiary product revenues and cost of products sold.
[2]	(1) Tax amounts for all periods were not significant.
[3]	Net of $4.2 million of tax for the year ended December 31, 2009, $1.0 million of tax for the year ended December 31, 2008 and $(5.2) million of tax for the year ended December 31, 2007.

Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Jun. 30, 2010	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2008	Sep. 30, 2007	Dec. 31, 2006
Current assets:
Cash and cash equivalents	$ 742,246	$ 572,106	$ 867,012	$ 681,807		$ 731,930			$ 492,170
Short-term investments	163,630	57,507	80,445	152,706
Accounts receivable, net	899,731	1,036,940	904,101	890,244
Inventories	608,022	453,437	439,115	594,112
Other current assets	210,747	208,040	166,817	193,445
Deferred tax assets	178,427	188,105	164,341	183,698
Total current assets	2,802,803	2,516,135	2,621,831	2,696,012
Property, plant and equipment, net	2,809,349	2,306,567	1,968,402	2,846,148
Long-term investments	143,824	344,078	512,937	139,641
Goodwill	1,403,363	1,401,074	1,403,828	1,403,639	1,400,000		1,400,000	1,300,000
Other intangible assets, net	2,313,262	1,654,698	1,555,652	1,963,429
Deferred tax assets-noncurrent	376,815	269,237	95,664	522,311
Investments in equity securities	74,438	83,325	89,181	74,227
Other noncurrent assets	136,870	96,162	66,880	118,492
Total assets	10,060,724	8,671,276	8,314,375	9,763,899
Current liabilities:
Accounts payable	189,629	127,869	128,380	130,323
Accrued expenses	696,223	765,386	645,645	939,516
Deferred revenue	24,747	13,462	13,277	34,288
Current portion of contingent consideration obligations	161,365	0		155,898
Current portion of long-term debt and capital lease obligations	8,166	7,566	696,625	8,510
Total current liabilities	1,080,130	914,283	1,483,927	1,268,535
Long-term debt and capital lease obligations	116,434	124,341	113,748	1,105,956
Deferred revenue-noncurrent	13,385	13,175	16,662	12,338
Long-term contingent consideration obligations	853,871	0		821,311
Other noncurrent liabilities	313,252	313,484	87,101	80,354
Total liabilities	2,377,072	1,365,283	1,701,438	3,288,494
Commitments and contingencies (Note N)
Stockholders' equity:
Preferred stock, $0.01 par value	0	0	0	0
Common stock, $0.01 par value	2,657	2,707	2,660	2,531
Additional paid-in capital	5,688,741	5,779,279	5,385,154	5,068,602
Share purchase contract				(200,000)
Accumulated earnings	1,670,096	1,247,796	826,715	1,551,375
Accumulated other comprehensive income	322,158	276,211	414,078	52,897
Total stockholders' equity	7,683,652	7,305,993	6,612,937	6,475,405					5,660,711
Total liabilities and stockholders' equity	$ 10,060,724	$ 8,671,276	$ 8,314,375	$ 9,763,899

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Consolidated Balance Sheets
Preferred Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01

Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash Flows from Operating Activities:
Net income (loss)	$ (118,721)	$ 383,060	$ 422,300	$ 421,081	$ 480,193
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization	246,036	208,515	456,364	374,664	338,196
Stock-based compensation	92,390	109,831	204,229	187,596	190,070
Provision for bad debts	12,431	10,808	18,856	12,983	9,665
Contingent consideration expense	72,570	9,090	65,584
Income (Loss) from Equity Method Investments	(1,567)
Losses on investments in equity securities, net	31,399		56	3,340	(13,067)
Purchase of in-process research and development			0	0	106,350
Gain on acquisition of business	0	(24,159)	(24,159)		0
Losses on investments in equity securities, net		681
Deferred income tax benefit	(62,917)	(50,632)	(95,737)	(195,200)	(106,140)
Tax benefit from employee stock-based compensation	28,392	9,239	13,770	59,868	51,041
Excess tax benefits from stock-based compensation	5,372	(4,424)	(3,305)	(18,445)	(13,575)
Other	3,314	4,068	4,270	3,903	(6,199)
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	(71,630)	(106,901)	99,374	(137,273)	(105,230)
Inventories	(47,156)	21,795	9,976	(4,700)	(15,011)
Other current assets	(20,504)	(903)	(1,469)	12,142	(23,897)
Accounts payable, accrued expenses and deferred revenue	132,615	30,278	8,928	39,216	26,276
Cash flows from operating activities	305,158	600,346	1,179,037	759,175	918,672
Cash Flows from Investing Activities:
Purchases of investments	(175,816)	(64,394)	(309,217)	(420,867)	(779,932)
Sales and maturities of investments	187,220	150,739	402,286	608,994	985,546
Purchases of equity securities	(4,030)	(7,363)	(14,844)	(88,656)	(21,994)
Proceeds from sales of investments in equity securities	4,134	1,473	10,478	8,594	20,712
Purchases of property, plant and equipment	(330,298)	(318,324)	(661,713)	(597,562)	(412,872)
Investments in equity method investment	(1,466)			4,844
Distributions from equity method investments			0		17,100
Acquisitions		(117,073)	(51,336)	(16,561)	(342,456)
Payment of note receivable from Dyax			0	0	7,771
Purchases of other intangible assets	(6,155)	(18,345)	(41,883)	(92,183)	(60,350)
Other	(7,661)	(5,198)	(5,195)	11,857	(4,581)
Cash flows from investing activities	(334,072)	(378,485)	(671,424)	(581,540)	(591,056)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock	58,362	53,508	100,521	318,753	285,762
Repurchases of our common stock	(800,000)	(107,134)	(413,874)	(143,012)	(231,576)
Payments under shares purchase contract	(200,000)
Excess tax benefits from stock-based compensation	(5,372)	4,424	3,305	18,445	13,575
Proceeds from issuance of debt, net	994,387
Payments of debt and capital lease obligations	(4,549)	(4,305)	(7,492)	(693,961)	(5,909)
Increase (decrease) in bank overdrafts	23,851	(14,303)	896	25,760	(5,910)
Payment of contingent consideration obligation	(61,336)		(20,456)	0	0
Other	939	3,660	8,116	7,772	8,681
Cash flows from financing activities	6,282	(64,150)	(328,984)	(466,243)	64,623
Effect of exchange rate changes on cash	(37,807)	2,113	(8,489)	(6,298)	(17,397)
Increase (decrease) in cash and cash equivalents	(60,439)	159,824	170,140	(294,906)	374,842
Cash and cash equivalents at beginning of period	742,246	572,106	572,106	867,012	492,170
Cash and cash equivalents at end of period	681,807	731,930	742,246	572,106	867,012
Cash paid during the year for:
Interest, net of capitalized interest			0	1,799	5,490
Income taxes			185,981	427,591	447,566
Supplemental disclosures of non-cash transactions:
Net cash paid for acquisitions and acquisition costs			(42,425)	0	(342,456)
Contingent consideration obligations		(964,100)	964,100	0	0
Fair value of assets acquired			1,030,684	0	226,579
Accrual for dissenting shares			0	0	(16,128)
Acquired in-process research and development			0	0	125,500
Gain on acquisition of business	0	(24,159)	(24,159)		0
Goodwill			0	0	100,393
Liabilities for exit activities and integration			0	0	(2,671)
Income taxes payable			0	0	(72,461)
Net deferred tax assets (liabilities)			0	0	(8,210)
Net liabilities assumed			$ 0	$ 0	$ 10,546

Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Common Stock	Additional Paid-In Capital	Notes Receivable from Stockholders	Accumulated Earnings	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2006	$ 2,630	$ 5,106,274	$ (15,057)	$ 312,659	$ 254,205	$ 5,660,711
Balance (in shares) at Dec. 31, 2006	263,026
Stock issued through stock option and stock purchase plans	65	285,697	0	0	0	285,762
Stock issued through stock option and stock purchase plans, shares	6,482
Tax benefit from stock option exercises	0	27,654	0	0	0	27,654
Stock-based compensation	0	189,661	0	0	0	189,661
Adoption of provisions of ASC 740, "Income Taxes"	0	6,933	0	33,863	0	40,796
Repurchases of our common stock	(35)	(231,541)	0	0	0	(231,576)
Repurchases of our common stock, shares	(3,500)
Foreign currency translation adjustments	0	0	0	0	149,425	149,425
Change in unrealized gains and losses on investments, net of tax	0	0	0	0	9,464	9,464	[1]
Loss on affiliate sale of stock, net of tax	0	0	0	0	(72)	(72)
Pension liability adjustment, net of tax	0	0	0	0	1,056	1,056
Other	0	476	(613)	0	0	(137)
Net income (loss)	0	0	0	480,193	0	480,193
Balance at Dec. 31, 2007	2,660	5,385,154	(15,670)	826,715	414,078	6,612,937
Balance (in shares) at Dec. 31, 2007	266,008
Stock issued through stock option and stock purchase plans	67	318,686	0	0	0	318,753
Stock issued through stock option and stock purchase plans, shares	6,682
Tax benefit from stock option exercises	0	31,526	0	0	0	31,526
Stock-based compensation	0	187,596	0	0	0	187,596
Repurchases of our common stock	(20)	(142,992)	0	0	0	(143,012)
Repurchases of our common stock, shares	(2,000)
Conversion of our convertible senior notes	0	2,825	0	0	0	2,825
Conversion of our convertible senior notes, shares	40
Payments of notes receivable from stockholders	0	(1,974)	14,609	0	0	12,635
Payments of notes receivable from stockholders, shares	(26)
Foreign currency translation adjustments	0	0	0	0	(141,936)	(141,936)
Change in unrealized gains and losses on investments, net of tax	0	0	0	0	(1,703)	(1,703)	[1]
Pension liability adjustment, net of tax	0	0	0	0	5,772	5,772
Other	0	(68)	(413)	0	0	(481)
Net income (loss)	0	0	0	421,081	0	421,081
Balance at Dec. 31, 2008	2,707	5,780,753	(1,474)	1,247,796	276,211	7,305,993
Balance (in shares) at Dec. 31, 2008	270,704
Stock issued through stock option and stock purchase plans	25	100,496	0	0	0	100,521
Stock issued through stock option and stock purchase plans, shares	2,516
Tax benefit from stock option exercises	0	16,749	0	0	0	16,749
Stock-based compensation	0	204,602	0	0	0	204,602
Repurchases of our common stock	(75)	(413,799)	0	0	0	(413,874)
Repurchases of our common stock, shares	(7,500)
Payments of notes receivable from stockholders	0	(60)	1,474	0	0	1,414
Payments of notes receivable from stockholders, shares	(1)
Foreign currency translation adjustments	0	0	0	0	67,879	67,879
Change in unrealized gains and losses on investments, net of tax	0	0	0	0	(7,421)	(7,421)	[1]
Pension liability adjustment, net of tax	0	0	0	0	(14,511)	(14,511)
Net income (loss)	0	0	0	422,300	0	422,300
Balance at Dec. 31, 2009	$ 2,657	$ 5,688,741	$ 0	$ 1,670,096	$ 322,158	$ 7,683,652
Balance (in shares) at Dec. 31, 2009	265,719

[1]	Net of $4.2 million of tax for the year ended December 31, 2009, $1.0 million of tax for the year ended December 31, 2008 and $(5.2) million of tax for the year ended December 31, 2007.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2009
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

        We are a global biotechnology company dedicated to making a major impact on the lives of people with serious diseases. Our products and services are focused on rare inherited disorders, kidney disease, orthopaedics, cancer, transplant and immune disease, and diagnostic testing. Our commitment to innovation continues today with a substantial development program focused on these fields, as well as cardiovascular disease, neurodegenerative diseases, and other areas of unmet medical need.

        We are organized into five financial reporting units, which we also consider to be our reporting segments:

  •
  Personalized Genetic Health, which develops, manufactures and distributes therapeutic products with a focus on products to treat patients suffering from genetic diseases and other chronic debilitating diseases, including a family of diseases known as lysosomal storage disorders, or LSDs, and cardiovascular disease. The unit derives substantially all of its revenue from sales of Cerezyme, Fabrazyme, Myozyme, Aldurazyme and Elaprase and royalties earned on sales of Welchol;

  •
  Renal and Endocrinology, which develops, manufactures and distributes products that treat patients suffering from renal diseases, including chronic renal failure, and endocrine and immune-mediated diseases. The unit derives substantially all of its revenue from sales of Renagel/Renvela (including sales of bulk sevelamer), Hectorol and Thyrogen;

  •
  Biosurgery, which develops, manufactures and distributes biotherapeutics and biomaterial-based products, with an emphasis on products that meet medical needs in the orthopaedics and broader surgical areas. The unit derives substantially all of its revenue from sales of Synvisc/Synvisc-One and the Sepra line of products;

  •
  Hematology and Oncology, which develops, manufactures and distributes products for the treatment of cancer, the mobilization of hematopoietic stem cells and the treatment of transplant rejection and other hematologic and auto-immune disorders. The unit derives substantially all of its revenue from sales of Mozobil, Thymoglobulin, Clolar, Campath, Fludara and Leukine; and

  •
  Multiple Sclerosis, which is developing a product for the treatment of MS.

        Based on changes in how we review our business, we re-allocated certain of our business units among our segments and adopted new names for certain of our reporting segments. Specifically:

  •
  our former Genetic Diseases reporting segment is now referred to as "Personalized Genetic Health," or "PGH," and now includes our cardiovascular business unit, which previously was reported under the caption "Cardiometabolic and Renal," and our Welchol product line, which previously was reported as part of our bulk pharmaceuticals business unit under the caption "Other;"

  •
  our former Cardiometabolic and Renal reporting segment is now referred to as "Renal and Endocrinology" and now includes our immune-mediated diseases business unit, which previously was reported under the caption "Other," but no longer includes our cardiovascular business unit; and

  •
  our former Hematologic Oncology segment is now referred to as "Hematology and Oncology" and now includes our transplant business unit, which previously was reported under the caption "Other," but no longer includes our MS business unit, which is now reported as a separate reporting segment called "Multiple Sclerosis."

        We report the activities of the following business units under the caption "Other": our genetic testing business unit, which provides testing services for the oncology, prenatal and reproductive markets; and our diagnostic products and pharmaceutical intermediates business units. These operating segments did not meet the quantitative threshold for separate segment reporting.

        We report our corporate, general and administrative operations and corporate science activities under the caption "Corporate."

        We have revised our 2008 and 2007 segment disclosures to conform to our 2009 presentation.

Basis of Presentation and Principles of Consolidation

        Our consolidated financial statements include the accounts of our wholly owned and majority owned subsidiaries. We also consolidate certain variable interest entities for which we are the primary beneficiary. For consolidated subsidiaries in which we own less than a 100% interest, we record minority interest expense in "Other" in our consolidated statements of operations (representing the ownership interest of the minority owner) because the amount was immaterial for all periods presented. We account for investments in entities not subject to consolidation using the equity method of accounting if we have a substantial ownership interest (20% to 50%) in or exercise significant influence over the entity. Our consolidated net income includes our share of the earnings and losses of these entities. All intercompany accounts and transactions have been eliminated in consolidation.

Dividend Policy

        We have never paid a cash dividend on shares of our stock. We currently do not anticipate paying any cash dividends on our stock in the foreseeable future.

Use of Estimates

        Under U.S. GAAP, we are required to make certain estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses, and disclosure of contingent assets and liabilities in our consolidated financial statements. Our actual results could differ from these estimates.

Cash and Cash Equivalents

        We value our cash and cash equivalents at cost plus accrued interest, which we believe approximates their market value. Our cash equivalents consist principally of money market funds at December 31, 2009, but can consist of corporate, government, agency and municipal notes with original maturities of three months or less at any time. We generally invest our cash in investment-grade securities to mitigate risk.

Fair Value Measurements

Definition and Hierarchy

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, we are permitted to use various valuation approaches, including market, income and cost approaches. We are required to follow an established fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available.

        The fair value hierarchy is broken down into three levels based on the reliability of inputs. We have categorized our fixed income, equity securities, derivatives and contingent consideration obligations within the hierarchy as follows:

  •
  Level 1—These valuations are based on a "market approach" using quoted prices in active markets for identical assets. Valuations of these products do not require a significant degree of judgment. Assets utilizing Level 1 inputs include money market funds, U.S. government securities, bank deposits and exchange-traded equity securities;

  •
  Level 2—These valuations are based primarily on a "market approach" using quoted prices in markets that are not very active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Fixed income assets utilizing Level 2 inputs include U.S. agency securities, including direct issuance bonds and mortgage-backed securities, asset-backed securities, corporate bonds and commercial paper. Derivative securities utilizing Level 2 inputs include foreign exchange forward contracts; and

  •
  Level 3—These valuations are based on various approaches using inputs that are unobservable and significant to the overall fair value measurement. Certain assets and liabilities are classified within Level 3 of the fair value hierarchy because they have unobservable value drivers and, therefore, have little or no transparency. The fair value measurement of the contingent consideration obligations related to the acquisition from Bayer is valued using Level 3 inputs.

Valuation Techniques

        Fair value is a market-based measure considered from the perspective of a market participant who would buy the asset or assume the liability rather than our own specific measure. All of our fixed income securities are priced using a variety of daily data sources, largely readily-available market data and broker quotes. To validate these prices, we compare the fair market values of our fixed income investments using market data from observable and corroborated sources. We also perform the fair value calculations for our derivative and equity securities using market data from observable and corroborated sources. In periods of market inactivity, the observability of prices and inputs may be reduced for certain instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3.

Investments

        We can invest our excess cash balances on a global basis in short-term and long-term marketable debt securities, which can consist of corporate, government, agency and municipal notes. As part of our strategic relationships, we may also invest in equity securities of other biotechnology companies, some of which are currently, or have been in the past, considered related parties. Other investments are accounted for as described below.

        We classify all of our:

  •
  marketable equity investments as available-for-sale; and

  •
  investments in marketable debt securities as either held-to-maturity or available-for-sale based on facts and circumstances present at the time we purchase the securities.

As of each balance sheet date presented, we classified all of our investments in debt securities as available-for-sale. We report available-for-sale investments at fair value as of each balance sheet date and include any unrealized holding gains and losses (the adjustment to fair value) in accumulated other comprehensive income (loss) in stockholders' equity. Realized gains and losses are determined on the specific identification method and are included in investment income. We classify our investments with remaining maturities of twelve months or less as short-term investments exclusive of those categorized as cash equivalents. We classify our investments with remaining maturities of greater than twelve months as long-term investments, unless we expect to sell the investment in less than 1 year. Investments in equity securities for which fair value is not readily determinable or which are subject to trading restrictions for more than one year are carried at cost, subject to review for impairment.

        In April 2009, we implemented a newly issued accounting standard which provides guidance for the recognition, measurement and presentation of other-than-temporary impairments. This newly issued standard amended the other-than-temporary impairment model for debt securities and requires additional disclosures regarding the calculation of credit losses and the factors considered in reaching a conclusion that an investment is other-than-temporarily impaired. The impairment model for equity securities was not affected.

        Prior to our adoption of this new accounting standard, if any adjustment to fair value reflected a decline in the value of the investment, we considered all available evidence to evaluate the extent to which the decline was "other than temporary" and marked the investment to market through a charge to our statement of operations. Under the new accounting standards, we are required to recognize an other-than-temporary impairment through earnings if we have the intent to sell the debt security or if it is more likely than not that we will be required to sell the debt security before recovery of our amortized cost basis. However, even if we do not expect to sell a debt security, we must evaluate expected cash flows to be received to determine if a credit loss has occurred. In the event of an other than temporary impairment, only the amount associated with the credit loss is recognized in income. The amount of losses relating to other factors, including those resulting from changes in interest rates, are recorded in accumulated other comprehensive income. The adoption of this guidance did not have a material impact on our financial position or results of operations.

        For additional information on our investments, please read Note I., "Investments in Marketable Securities and Equity Investments," and Note J., "Equity Method Investments."

Inventories

        We value inventories at cost or, if lower, fair value. We determine cost using the first-in, first-out method.

        We analyze our inventory levels quarterly and write down to its net realizable value:

  •
  inventory that has become obsolete;

  •
  inventory that has a cost basis in excess of its expected net realizable value;

  •
  inventory in excess of expected requirements; and

  •
  expired inventory.

        We capitalize inventory produced for commercial sale, which may result in the capitalization of inventory prior to regulatory approval of the product or the manufacturing facility where it is produced. The determination for capitalization is based on our judgment of probable future approval, commercial success and realizable value. Such judgment incorporates our knowledge and assessment of the regulatory review process for the product and manufacturing process, our required investment in the product or facility, market conditions, competing products and our economic expectations for the product post-approval relative to the risk of manufacturing the product prior to approval. In no event is inventory capitalized prior to completion of a phase 3 clinical trial and the completion of a series of successful validations runs from the facility. At the completion of these events, the product and the manufacturing process have reached technological feasibility, upon which we believe the likelihood of obtaining regulatory approval is high and probable future economic benefit in the product exists. If a product is not approved for sale or a manufacturing facility does not receive approval, it would likely result in the write off of the inventory and a charge to earnings.

Property, Plant and Equipment

        We record property, plant and equipment at cost. When we dispose of these assets, we remove the related cost and accumulated depreciation and amortization from the related accounts on our balance sheet and include any resulting gain or loss in our statement of operations.

        We generally compute depreciation using the straight-line method over the estimated useful lives of the assets. We compute economic lives as follows:

  •
  plant and equipment—three to fifteen years;

  •
  furniture and fixtures—five to seven years; and

  •
  buildings—twenty to forty years.

        We evaluate the remaining life and recoverability of this equipment periodically based on the appropriate facts and circumstances.

        We amortize leasehold improvements and assets under capital leases over their useful life or, if shorter, the term of the applicable lease.

        We capitalize certain computer software and software development costs incurred in connection with developing or obtaining computer software for internal use. Capitalized software costs are included in property, plant and equipment, net on our consolidated balance sheet and amortized on a straight-line basis over the estimated useful lives of the software, which generally do not exceed 10 years.

        For products we expect to commercialize, we capitalize, to construction-in-progress, the costs we incur in validating facilities and equipment. We begin this capitalization when the validation process begins, provided that the product to be manufactured has demonstrated technological feasibility, and end this capitalization when the asset is substantially complete and ready for its intended use. These capitalized costs include incremental labor and direct material, and interest. We depreciate these costs using the straight-line method.

        Costs of idle production facilities, including related depreciation, are charged directly to cost of products sold.

Goodwill and Other Intangible Assets

        Our intangible assets consist of:

  •
  goodwill;

  •
  purchased technology rights;

  •
  patents, trademarks and trade names;

  •
  license fees;

  •
  distribution rights;

  •
  customer lists;

  •
  covenants not to compete; and

  •
  IPR&D acquired after January 1, 2009.

        We are required to perform impairment tests related to our goodwill annually and whenever events or changes in circumstances suggest that the carrying value of an asset may not be recoverable. We complete our annual impairment test in the third quarter of each year.

        We amortize intangible assets using the straight-line method over their estimated useful lives, which range between 1 and 15 years or, using the economic use method if that method results in significantly greater amortization than the straight-line method.

        For certain acquired intangible assets, we may be required to make additional payments contingent upon meeting certain sales targets. We record amortization expense for these intangibles based on estimated future sales of the related products and include in the determination of amortization all contingent payments that we believe are probable of being made. We apply this amortization model to our Synvisc distribution rights (acquired from Wyeth), our license agreement with Synpac related to Myozyme patent and technology rights and our technology intangible assets for Fludara related to our acquisition from Bayer. We review the sales forecasts of these products on a quarterly basis and assess the impact changes in the forecasts have on the rate of amortization and the likelihood that contingent payments will be made. Adjustments to amortization expense resulting from changes in estimated sales are reflected prospectively.

Accounting for the Impairment of Long-Lived Assets

        We periodically evaluate our long-lived assets for potential impairment. We perform these evaluations whenever events or changes in circumstances suggest that the carrying amount of an asset or group of assets is not recoverable. Indicators of potential impairment include:

  •
  a significant change in the manner in which an asset is used;

  •
  a significant decrease in the market value of an asset;

  •
  a significant adverse change in its business or the industry in which it is sold; and

  •
  a current period operating cash flow loss combined with a history of operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the asset.

        If we believe an indicator of potential impairment exists, we test to determine whether impairment recognition criteria have been met. We charge impairments of the long-lived assets to operations if our evaluations indicate that the carrying value of these assets is not recoverable.

Translation of Foreign Currencies

        We translate the financial statements of our foreign subsidiaries from local currency into U.S. dollars using:

  •
  the current exchange rate at each balance sheet date for assets and liabilities;

  •
  the average exchange rate prevailing during each period for revenues and expenses; and

  •
  the historical exchange rate for our investments in our foreign subsidiaries.

        We consider the local currency for all of our foreign subsidiaries to be the functional currency for that subsidiary. As a result, we include translation adjustments for these subsidiaries in stockholders' equity. We also record in stockholders' equity, exchange gains and losses on intercompany balances that are of a long-term investment nature. Our stockholders' equity includes net cumulative foreign currency translation gains of  $336.9 million at December 31, 2009 and  $263.1 million at December 31, 2008. Gains and losses, net of tax, on all other foreign currency transactions, including gains and losses attributable to foreign exchange forward contracts, are included in SG&A in our results of operations and were a net loss of  $(7.3) million for fiscal year 2009, a net loss of  $(18.3) million for fiscal year 2008 and a net gain of  $5.8 million for fiscal year 2007.

Derivative Instruments

        We are required to recognize all derivative instruments as either assets or liabilities in our consolidated balance sheets and measure those instruments at fair value. Subsequent changes in fair value are reflected in current earnings or other comprehensive income (loss), depending on whether a derivative instrument is designated as part of a hedge relationship and, if it is, the type of hedge relationship.

Defined Benefit Plan Accounting

        We are required to recognize the overfunded or underfunded status of any pension or other postretirement plans we may have as a net asset or a net liability on our statement of financial position and to recognize changes in that funded status in the year in which the changes occur as an adjustment to accumulated other comprehensive income in stockholders' equity. Currently, we have defined benefit pension plans for certain of our foreign subsidiaries and a defined benefit postretirement plan for one of our U.S. subsidiaries, which has been frozen since 1995 and is not significant. Actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized for our defined benefit pension plans under previous accounting standards must be recognized in accumulated other comprehensive income, net of tax effects, until they are amortized as a component of net periodic benefit cost. In addition, the measurement date, which is the date at which the benefit obligation and plan assets are measured, is as of our fiscal year end, which is December 31.

        Accounting for our defined benefit plans requires management make certain assumptions relating to the following:

  •
  long-term rate of return on plan assets;

  •
  discount rates used to measure future obligations and interest expense;

  •
  salary scale inflation rates; and

  •
  other assumptions based on the terms of each individual plan.

        We obtained actuarial reports to compute the amounts of liabilities and expenses relating to the majority of our plans subject to the assumptions that management selects as of the beginning of the plan year. Management reviews the long-term rate of return, discount, and salary scale inflation on an annual basis and makes modifications to the assumptions based on current rates and trends as appropriate.

Revenue Recognition

        We recognize revenue from product sales when persuasive evidence of an arrangement exists, the product has been shipped, title and risk of loss have passed to the customer and collection from the customer is reasonably assured. For sales to distributors that do not or can not bear the risk of loss, we recognize revenue when the product is sold through to hospitals or other healthcare providers. We recognize revenue from service sales, such as Carticel services and genetic testing services, when we have finished providing the service. We recognize the revenue from the contracts to perform research and development services and selling and marketing services over the term of the applicable contract and as we complete our obligations under that contract. We recognize nonrefundable, upfront license fees over the related performance period or when we have no remaining performance obligations.

        Revenue from milestone payments for which we have no continuing performance obligations is recognized upon achievement of the related milestone. When we have continuing performance obligations, the milestone payments are deferred and recognized as revenue over the term of the arrangement as we complete our performance obligations.

        We evaluate revenue from agreements that have multiple elements to determine whether the components of the arrangement represent separate units of accounting. To recognize a delivered item in a multiple element arrangement, it is required that the delivered items have value to the customer on a stand alone basis, be objective and reliable evidence of fair value of the undelivered items and that delivery or performance is probable and within our control for any delivered items that have a right of return.

        We follow the issued guidance in the presentation of revenues and direct costs of revenues. This guidance requires us to assess whether we act as a principal in the transaction or as an agent acting on behalf of others. We record revenue transactions gross in our statements of operations if we are deemed the principal in the transaction, which includes being the primary obligor and having the risks and rewards of ownership.

        We receive royalties related to the manufacture, sale or use of our products or technologies under license arrangements with third parties. For those arrangements where royalties are reasonably estimable, we recognize revenue based on estimates of royalties earned during the applicable period and adjust for differences between the estimated and actual royalties in the following quarter. Historically, these adjustments have not been material. For those arrangements where royalties are not reasonably estimable, we recognize revenue upon receipt of royalty statements from the licensee.

        We record allowances for product returns, rebates payable to Medicaid, managed care organizations or customers, chargebacks and sales discounts. These allowances are recorded as a reduction to revenue at the time product sales are recorded. These amounts are based on our historical activity, estimates of the amount of product in the distribution channel and the percent of end-users covered by Medicaid or managed care organizations. We record consideration paid to a customer or reseller of our products as a reduction of revenue unless we receive an identifiable and separable benefit for the consideration, and we can reasonably estimate the fair value of the benefit received. If both conditions are met, we record the consideration paid to the customer as an expense.

        We maintain allowances for doubtful accounts for estimated losses resulting from the inability of our customers to make required payments. If the financial condition of our customers was to deteriorate and result in an impairment of their ability to make payments, additional allowances may be required.

Stock-Based Compensation

        All stock-based awards to non-employees are accounted for at their fair value. We periodically grant awards, including stock options, time vesting restricted stock, or RS, or time vesting RSUs, under our employee and director equity plans. We record the estimated fair value of awards granted as stock-based compensation expense in our consolidated statements of operations over the requisite service period, which is generally the vesting period. Where awards are made with non-substantive vesting periods, such as where a portion of the award vests upon retirement eligibility, we estimate and recognize expense based on the period from the grant date to the date on which the employee is retirement eligible.

        The fair values of our stock option grants are estimated as of the date of grant using a Black-Scholes option valuation model. The estimated fair values of the stock options, including the effect of estimated forfeitures, are then expensed over the options' vesting periods. The fair values of our time vesting restricted stock awards are based on the market value of our stock on the date of grant. Compensation expense for time vesting RSUs are recognized over the applicable service period, adjusted for the effect of estimated forfeitures.

        We have an ESPP under which participating employees are allowed to purchase shares of our common stock at a discount. The purchase price of common stock under our ESPP is equal to 85% of the fair market value of Genzyme Stock at the beginning of an enrollment period or the purchase date. The fair value of the discounted purchases made under our ESPP is calculated using the Black-Scholes model. The fair value of the look-back provision plus the 15% discount is recognized as compensation expense over the purchase period. We apply a graded vesting approach since our ESPP provides for multiple purchase periods and is, in substance, a series of linked awards.

Research and Development

        We expense internal and external research and development costs, including costs of funded research and development arrangements, in the period incurred. We also expense the cost of purchased technology in the period of purchase if we believe that the technology has not demonstrated technological feasibility and that it does not have an alternative future use.

Income Taxes

        We use the asset and liability method of accounting for deferred income taxes. We are subject to income taxes in both the United States and numerous foreign jurisdictions; however, our most significant tax jurisdictions are the U.S. federal and states. Significant judgments, estimates and assumptions regarding future events, such as the amount, timing and character of income, deductions and tax credits, are required in the determination of our provision for income taxes and whether valuation allowances are required against deferred tax assets. These judgments, estimates and assumptions involve:

  •
  interpreting the tax laws in various jurisdictions in which we operate;

  •
  analyzing changes in tax laws, regulations, and treaties, foreign currency exchange restrictions; and

  •
  estimating our levels of income, expenses and profits in each jurisdiction and the potential impact of that income on the tax liability in any given year.

        We operate in many jurisdictions where the tax laws relating to the pricing of transactions between related parties are open to interpretation, which could potentially result in tax authorities asserting additional tax liabilities with no offsetting tax recovery in other countries.

        We recognize the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained based on the technical merits of the tax position. The tax benefits recognized in our consolidated financial statements from such a position are measured on the largest amount, using the cumulative probability measure, which is likely to be ultimately realized. If an uncertain tax position does not meet the more likely than not threshold, it will only be recognized in the first period in which the more likely than not threshold is met, the matter is ultimately settled through negotiation or litigation or the statute of limitations for the relevant taxing authority to examine and challenge the matter has expired. See Note O., "Income Taxes," included in this prospectus for more information regarding the impact the recognition of the tax benefit from an uncertain tax position had on our results of operations, financial condition and liquidity.

        We continue to recognize interest relating to unrecognized tax benefits within our provision for income taxes but have not recorded any amounts related to potential penalties. The amounts of accrued interest related to unrecognized tax benefits within our provision for income taxes for the years ended December 31, 2009 and 2008 were not significant.

Comprehensive Income (Loss)

        Comprehensive income (loss) consists of net income or loss and all changes in equity from non-shareholder sources, including changes in unrealized gains and losses on investments, foreign currency translation adjustments and liabilities for pension obligations, net of taxes.

Net Income (Loss) Per Share

        To calculate base earnings per share, we divide our earnings by the weighted average number of outstanding shares during the applicable period. To calculate diluted earnings per share, we also include in the denominator all potentially dilutive securities outstanding during the applicable period unless inclusion of such securities is anti-dilutive.

Recent Accounting Pronouncements

        Periodically, accounting pronouncements and related information on the adoption, interpretation and application of U.S. GAAP are issued or amended by the FASB or other standard setting bodies. Changes to the ASC are communicated through ASU's. The following table shows FASB ASU's recently issued that could affect our disclosures, and our position for adoption:

Accounting Standards Update	Relevant Requirements of Accounting Standards Update	Issued Date/ Our Effective Dates	Status
ASC 860-20, "Accounting for Transfers of Financial Assets."	Update improves the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance and cash flows; and a transferor's continuing involvement, if any, in transferred financial assets.	Issued June 2009. Effective for the first annual reporting period that begins after November 15, 2009.	We adopted the update as of January 1, 2010. We do not expect the adoption of this pronouncement to have any affect on our consolidated financial statements.
ASC 810-20, "Control of Partnerships and Similar Entities."	Update improves financial reporting by enterprises involved with variable interest entities and to provide more relevant and reliable information to users of financial statements.	Issued June 2009. Effective for the first annual reporting period that begins after November 15, 2009.	We will adopt this update in the second quarter of 2010. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.
ASU No. 2009-13 "Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force."

Establishes the accounting and reporting guidance for arrangements under which a vendor will perform multiple revenue-generating activities. Specifically, the provisions of this update address how to separate deliverables and how to measure and allocate arrangement consideration to one or more units of accounting.

Issued October 2009. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted.

We will adopt the provisions of this update for the first quarter of 2011. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.

ASU No. 2009-17 "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities."

This update consists of amendments to ASC 810, "Consolidation," which change how a company determines when an entity that is insufficiently capitalized or is not controlled through voting should be consolidated. This is based on, among other things, an entity's purpose and design and a company's ability to direct the activities of the entity that most significantly impact the entity's economic performance.

		Issued December 2009. Effective the first interim or annual reporting period after December 15, 2009.	We will adopt the provisions of this update for the first quarter of 2010. We do not expect the provisions of this update to have a material impact on our consolidated financial statements.
ASU No. 2010-02 "Accounting and Reporting for Decreases in Ownership of a Subsidiary—a Scope Clarification."	Amends ASC 810-10, "Consolidation," and related guidance within U.S. GAAP to clarify what the scope of the decrease in ownership of subsidiaries does and does not apply to.	Issued January 2010. Effective the first interim or annual reporting period after December 15, 2009.

We will adopt the provisions of this update for the first quarter of 2010. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.

ASU No. 2010-06 "Improving Disclosures about Fair Value Measurements."

Requires new disclosures and clarifies some existing disclosure requirements about fair value measurements codified within ASC 820, "Fair Value Measurements and Disclosures," including significant transfers into and out of Level 1 and Level 2 investments of the fair value hierarchy. Also requires additional information in the roll forward of Level 3 investments including presentation of purchases, sales, issuances, and settlements on a gross basis. Further clarification for existing disclosure requirements provides for the disaggregation of assets and liabilities presented, and the enhancement of disclosures around inputs and valuation techniques.

Issued January 2010. Effective for the first interim or annual reporting period beginning after December 15, 2009, except for the additional information in the roll forward of Level 3 investments. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim reporting periods within those fiscal years.

We will adopt the provisions of this update for the first quarter of 2010. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.

NET INCOME PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
NET INCOME PER SHARE
Net Income (Loss) Per Share

4. Net Income (Loss) Per Share

        The following table sets forth our computation of basic and diluted net income (loss) per common share (amounts in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Net income (loss)—basic and diluted	$(3,773)	$187,574	$(118,721)	$383,060

Shares used in computing net income (loss) per common share—basic	265,270	269,958	265,760	270,406
Effect of dilutive securities(1):
Stock options(2)	—	3,555	—	4,554
Restricted stock units	—	1,303	—	1,221
Other	—	36	—	44

Dilutive potential common shares	—	4,894	—	5,819

Shares used in computing net income (loss) per common share—diluted(1)	265,270	274,852	265,760	276,225

Net income (loss) per common share:
Basic	$(0.01)	$0.69	$(0.45)	$1.42

Diluted	$(0.01)	$0.68	$(0.45)	$1.39

(1)
For the three and six months ended June 30, 2010, basic and diluted net loss per share are the same. We did not include the securities described in the following table in the computation of diluted net loss per share because these securities would have an anti-dilutive effect due to our net loss for those periods (amounts in thousands):

	Three Months Ended June 30, 2010	Six Months Ended June 30, 2010
Stock options	2,316	2,633
Restricted stock units	2,391	2,462
Other	148	198

Total shares excluded from calculation of diluted loss per share	4,855	5,293

(2)
We did not include the securities described in the following table in the computation of diluted earnings (loss) per share because these securities were anti-dilutive during the corresponding period (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Shares issuable upon exercise of outstanding options	23,158	19,732	21,903	14,191

NOTE B. NET INCOME PER SHARE

        The following table sets forth our computation of basic and diluted net income per share (amounts in thousands, except per share amounts):

	For the Years Ended December 31,
	2009	2008	2007
Net income	$422,300	$421,081	$480,193
Effect of dilutive securities:
Interest expense and debt fee amortization, net of tax, related to our 1.25% convertible senior notes	—	6,915	7,543

Net income—diluted	$422,300	$427,996	$487,736

Shares used in computing net income per common share—basic	268,841	268,490	263,895
Effect of dilutive securities(1):
Shares issuable upon the assumed conversion of our 1.25% convertible senior notes	—	8,851	9,686
Stock options(2)	3,719	7,286	7,039
Restricted stock units	1,501	700	11
Other	10	268	136

Dilutive potential common shares	5,230	17,105	16,872

Shares used in computing net income per common share—diluted(1)(2)	274,071	285,595	280,767

Net income per share:
Basic	$1.57	$1.57	$1.82

Diluted	$1.54	$1.50	$1.74

(1)
Prior to January 1, 2009, the shares issuable upon redemption of  $690.0 million in principal of our 1.25% convertible senior notes were included in diluted weighted average shares outstanding for purposes of computing diluted earnings per share, unless the effect was anti-dilutive. We redeemed these notes, primarily for cash, on December 1, 2008.

(2)
We did not include the securities described in the following table in the computation of diluted earnings per share because these securities were anti-dilutive during each such period (amounts in thousands):

	For the Years Ended December 31,
	2009	2008	2007
Shares of Genzyme Stock issuable upon exercise of outstanding options	18,047	3,816	12,262

STRATEGIC TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
STRATEGIC TRANSACTIONS.
STRATEGIC TRANSACTIONS

6. Strategic Transactions

Purchase of In-Process Research and Development

        The following table sets forth the significant in-process research and development, or IPR&D, projects for the companies and assets we acquired between January 1, 2006 and June 30, 2010 (amounts in millions):

Company/Assets Acquired	Purchase Price	IPR&D		Programs Acquired	Discount Rate Used in Estimating Cash Flows	Year of Expected Launch
Bayer (2009)	$1,006.5	$458.7		alemtuzumab for MS—US	16%	2012
		174.2		alemtuzumab for MS—ex-US	16%	2013

		$632.9	(1)

Bioenvision, Inc., or Bioenvision (2007)	$349.9	$125.5	(2)	Clolar(3)	17%	2010-2016	(4)

AnorMED Inc., or AnorMED (2006)	$589.2	$526.8	(2)	Mozobil(5)	15%	2016

(1)
Capitalized as an indefinite-lived intangible asset.

(2)
Expensed on acquisition date.

(3)
Clolar is approved for the treatment of relapsed and refractory pediatric acute lymphoblastic leukemia, or ALL. The IPR&D projects for Clolar are related to the development of the product for the treatment of other indications.
(4)
Year of expected launch reflects both the ongoing launch of products for currently approved indications and the anticipated launch of the products in the future for new indications.

(5)
Mozobil received marketing approval for use in stem cell transplants in the United States in December 2008 and in Europe in July 2009. Mozobil is also being developed for tumor sensitization.

Pro Forma Financial Summary

        The following pro forma financial summary is presented as if the acquisition from Bayer was completed as of January 1, 2009. The pro forma combined results are not necessarily indicative of the actual results that would have occurred had the acquisition been consummated on that date, or of the future operations of the combined entities. Material nonrecurring charges related to this acquisition, such as a gain on acquisition of business of  $24.2 million, are included in the pro forma financial summaries for the period presented (amounts in thousands, except per share amounts):

	Three Months Ended June 30,	Six Months Ended June 30,
	2009	2009
Total revenues	$1,280,470	$2,477,530

Net income	$163,425	$319,795

Net income per share:
Basic	$0.61	$1.18

Diluted	$0.59	$1.16

Weighted average shares outstanding:
Basic	269,958	270,406

Diluted	274,852	276,225

NOTE C. STRATEGIC TRANSACTIONS

        Effective January 1, 2009, we account for business combinations completed on or after January 1, 2009 in accordance with the revised guidance for accounting for business combinations, which modifies the criteria that must be met to qualify as a business combination and prescribes new accounting requirements. Among various other requirements and differences, the following table illustrates how we account for specific elements of our business combinations prior to and on or after January 1, 2009:

Element	Prior to January 1, 2009	On or after January 1, 2009
Transaction costs	• Capitalized as cost of acquisition	• Expensed as incurred
Exit/Restructuring costs	• Capitalized as cost of acquisition if certain criteria were met	• Expensed as incurred at or subsequent to acquisition date
IPR&D	• Measured at fair value and expensed on acquisition date, or capitalized as an intangible asset if certain criteria were met	• Measured at fair value and capitalized as an intangible asset and tested for impairment until completion of program
• Amortized from date of completion over estimated useful life
Contingent consideration	• Recorded at acquisition date only to the extent of negative goodwill	• Measured at fair value and recorded on acquisition date
	• Capitalized as cost of acquisition when contingency was resolved	• Re-measured in subsequent periods with an adjustment to earnings
• No subsequent re-measurement
Negative goodwill (excess of the value of acquired assets over consideration transferred)	• Offset other long-lived intangibles acquired	• Recognized as a gain in earnings
Changes in deferred tax assets and valuation allowances	• Recorded as adjustments to goodwill	• Recorded as tax expense
Adjustments to acquisition accounting	• Recorded in the current period financial statements	• Recorded as adjustments to prior period financial statements

        We classify nonrefundable fees paid outside of a business combination for the acquisition or licensing of products that have not received regulatory approval and have no future alternative use as research and development expense.

2009:

Acquisition of Assets from Targeted Genetics Corporation

        On September 8, 2009, we entered into an agreement with Targeted Genetics Corporation to acquire certain gene therapy manufacturing assets for  $7.0 million. We acquired intellectual property, equipment and materials used in manufacturing AAV vectors. We paid Targeted Genetics Corporation a nonrefundable upfront payment of  $3.5 million in September 2009 and an additional  $2.5 million in the fourth quarter of 2009 as certain technology transfer-based milestones were achieved. The remaining  $1.0 million of technology transfer-based milestone payments were paid in January 2010. The purchased assets did not qualify as a business combination and have not reached technological feasibility, nor have alternative future use. Therefore we recorded a total of  $7.0 million as a charge to research and development expenses for our Personalized Genetic Health reporting segment in our consolidated statements of operations in 2009.

Acquisition from Bayer

        On May 29, 2009, we completed a transaction with Bayer to:

  •
  exclusively license worldwide rights to commercialize alemtuzumab for MS;

  •
  exclusively license worldwide rights to Campath;

  •
  exclusively license Bayer's worldwide rights to the oncology products Fludara and Leukine; and

  •
  acquire a new Leukine manufacturing facility located in Lynnwood, Washington, contingent upon the facility receiving FDA approval, which is expected in 2011.

        Prior to this transaction, we shared with Bayer the development and certain commercial rights to alemtuzumab for MS and Campath and received two-thirds of Campath net profits on U.S. sales and a royalty on foreign sales. Under our new arrangement with Bayer, prior to regulatory approval of alemtuzumab for MS, we have primary responsibility for the product's development while Bayer continues to fund development at the levels specified under the previous agreement and participates in a development steering committee. We have worldwide commercialization rights, with Bayer retaining an option to co-promote alemtuzumab for MS. In exchange for the above, Bayer is eligible to receive the following contingent purchase price payments:

  •
  a percentage of revenues from sales of alemtuzumab for MS capped at a total compensation of  $1.25 billion or ten years, whichever comes first;

  •
  a percentage of the combined revenues from sales of Campath, Fludara and Leukine capped at a total compensation of  $500.0 million or eight years, whichever comes first;

  •
  sales-based milestone payments determined as a percentage of annual worldwide revenues of alemtuzumab for MS beginning in 2021 if certain minimum annual revenue targets are achieved, provided that we do not exercise our right to buyout such potential future milestones in 2020 for a one-time payment of up to  $900.0 million;

  •
  up to  $150.0 million if certain annual combined revenues of Campath, Fludara and Leukine are reached beginning in 2011; and

  •
  between  $75.0 million and  $100.0 million for the Leukine manufacturing facility, following the receipt of FDA approval of the facility.

        We are using Bayer for certain transition services and are purchasing commercial supply of Fludara and Leukine from Bayer. We have employed certain members of Bayer's commercial teams for all three products and have an opportunity to employ certain members of Bayer's manufacturing team if we acquire the Leukine facility. The transaction has been accounted for as a business combination and is included in our results of operations beginning on May 29, 2009, the date of acquisition. The results for the acquired products are included in our Hematology and Oncology and Multiple Sclerosis reporting segments. The fair value of the consideration and acquired assets at the date of acquisition consisted of the following (amounts in thousands):

Cash, net of refundable cash deposits	$42,425
Contingent consideration obligations	964,100

Total fair value of total consideration	$1,006,525

Inventory	$136,400
Developed technology:
Fludara (to be amortized over 5 years)	182,100
Campath (to be amortized over 10 years)	71,000
Leukine (to be amortized over 12 years)	8,272
IPR&D—alemtuzumab for MS	632,912

Total fair value of assets acquired	1,030,684

Gain on acquisition of business	$24,159

        At closing, we paid a total of  $113.2 million to Bayer, of which  $70.8 million was refundable. The remaining nonrefundable amount of  $42.4 million represents a payment for acquired inventory. A total of  $61.8 million of the refundable amount was received in 2009. As of December 31, 2009,  $8.9 million remains due from Bayer. The contingent consideration obligations are net of the continued funding expected to be received from Bayer for the development of alemtuzumab for MS. We determined the fair value of the contingent consideration obligations based on a probability-weighted income approach derived from revenue estimates and probability assessment with respect to regulatory approval of alemtuzumab for MS. The fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement. The resultant probability-weighted cash flows were then discounted using discount rates of 11% for Campath, Fludara and Leukine and 13% for alemtuzumab for MS.

        Of the  $964.1 million total contingent consideration obligations recorded as of the acquisition date,  $529.1 million related to Campath, Fludara and Leukine, and  $435.0 million related to alemtuzumab for MS. Each period we revalue the contingent consideration obligations to their then fair value and record increases in the fair value as contingent consideration expense and decreases in the fair value as a reduction of contingent consideration expense. Increases or decreases in the fair value of the contingent consideration obligations can result from changes in discount periods and rates, changes in the timing and amount of revenue estimates and changes in probability adjustments with respect to regulatory approval of alemtuzumab for MS.

        As of December 31, 2009, the fair value of the total contingent consideration obligations was  $1.02 billion primarily due to changes in discount periods and management estimates. Accordingly, we recorded contingent consideration expense in our consolidated statements of operations of  $65.6 million in 2009. As of December 31, 2009, we have paid  $36.4 million in contingent consideration payments to Bayer and have received  $10.0 million in funding from Bayer for the development of alemtuzumab for MS since May 29, 2009.

        At the date of acquisition, alemtuzumab for MS had not reached technological feasibility nor had an alternative future use and is therefore considered to be IPR&D. We recorded the fair value of the purchase price attributable to IPR&D as an indefinite-lived intangible asset. We will test the asset annually for impairment, or earlier if conditions warrant. Amortization of this asset will begin upon regulatory approval based on the then estimated useful life of the asset.

        The fair value assigned to purchased IPR&D was estimated by discounting, to present value, the cash flows expected to result from the project once it has reached technological feasibility. We used a discount rate of 16% and cash flows that have been probability-adjusted to reflect the risks of advancement through the product approval process, which we believe are appropriate and representative of market participant assumptions. In estimating future cash flows, we also considered other tangible and intangible assets required for successful exploitation of the technology resulting from the purchased IPR&D project and adjusted future cash flows for a charge reflecting the contribution to value these assets.

        The fair value of the identifiable assets acquired in this transaction of  $1.03 billion exceeded the fair value of the purchase price of  $1.01 billion. As a result, we recognized a gain on acquisition of business of  $24.2 million in our consolidated statements of operations in 2009.

        SG&A in our 2009 consolidated statements of operations include approximately  $5 million of acquisition-related costs, primarily legal fees, associated with the Bayer transaction.

Purchase of Intellectual Property from EXACT Sciences

        On January 27, 2009, we purchased certain intellectual property in the fields of prenatal testing and reproductive health from EXACT Sciences for our genetics business unit and 3,000,000 shares of EXACT Sciences common stock. We paid EXACT Sciences total cash consideration of  $22.7 million. Of this amount, we allocated  $4.5 million to the acquired shares of EXACT Sciences common stock based on the fair value of the stock on the date of acquisition, which we recorded as an increase to investments in equity securities in our consolidated balance sheet as of March 31, 2009. As the purchased assets did not qualify as a business combination and have not reached technological feasibility nor have alternative future use, we allocated the remaining  $18.2 million to the acquired intellectual property, which we recorded as a charge to research and development expenses in our consolidated statement of operations in March 2009.

2008:

Strategic Alliance with Osiris

        In October 2008, we entered into a strategic alliance with Osiris, whereby we obtained an exclusive license to develop and commercialize Prochymal and Chondrogen, mesenchymal stem cell products, outside of the United States and Canada. Osiris will commercialize Prochymal and Chondrogen in the United States and Canada. We paid Osiris a nonrefundable upfront payment of  $75.0 million in November 2008, and a  $55.0 million nonrefundable upfront license fee in July 2009. The results of these programs are primarily included in our immune mediated disease business unit, which are reported in Renal and Endocrinology in our segment disclosures.

        Osiris will be responsible for completing, at its own expense, all clinical trials of Prochymal for the treatment of GvHD and Crohn's disease, both of which are in phase 3 trials, and clinical trials of Prochymal and Chondrogen through phase 2 for all other indications. Osiris will be responsible for 60% and we will be responsible for 40% of the clinical trial costs for phase 3 and 4 clinical trials of Prochymal (other than for the treatment of GvHD and Crohn's disease) and Chondrogen. Osiris is eligible to receive:

  •
  up to  $500.0 million in development and regulatory milestone payments for all indications of Prochymal and up to  $100.0 million for Chondrogen, unless we elect to opt out of further development of Chondrogen; and

  •
  up to  $250.0 million in sales milestones for all indications of Prochymal and up to  $400.0 million in sales milestones for all indications of Chondrogen for the prevention and treatment of conditions of articulating joints.

Osiris is also eligible to receive tiered royalties from us on sales of Prochymal and Chondrogen outside of the United States and Canada. In September 2009, Osiris announced that its two phase 3 trials evaluating Prochymal for the treatment of acute GvHD failed to meet their primary endpoints.

Strategic Alliance with PTC

        On July 15, 2008, we entered into a collaboration agreement with PTC to develop and commercialize ataluren, PTC's novel oral therapy in late-stage development for the treatment of DMD and CF. Under the terms of the agreement, PTC will commercialize ataluren in the United States and Canada, and we will commercialize the treatment in all other countries. In connection with the collaboration agreement, we paid PTC a nonrefundable upfront payment of  $100.0 million, which we recorded as a charge to research and development expense for our Personalized Genetic Health segment in our consolidated statements of operations during the third quarter of 2008. At its own expense, PTC will conduct and be responsible for the phase 2b trial of ataluren in DMD, the phase 2b trial of ataluren in CF and two proof-of-concept studies in other indications to be determined. Once these four studies have been completed, we and PTC will share research and development costs for ataluren equally. We and PTC will each bear the sales and marketing and other costs associated with the commercialization of ataluren in our respective territories. PTC is eligible to receive up to  $337.0 million in milestone payments as follows:

  •
  up to  $165.0 million in development and approval milestones, the majority of which would be paid upon the receipt of approvals obtained outside of the United States and Canada; and

  •
  up to  $172.0 million in sales milestones, commencing if and when annual net sales for ataluren outside of the United States and Canada reach  $300.0 million and increasing in increments through revenues of  $2.4 billion.

PTC is also eligible to receive tiered royalties from sales of ataluren outside of the United States and Canada. The results of our ataluren program are included in the results of our Personalized Genetic Health segment disclosures.

Strategic Alliance with Isis

        On January 7, 2008, we entered into a strategic alliance with Isis, whereby we obtained an exclusive, worldwide license to develop and commercialize mipomersen, a lipid-lowering drug targeting apolipoprotein B-100, which is currently being developed for the treatment of FH, an inherited disorder that causes exceptionally high levels of LDL-cholesterol. In February 2008, we made a nonrefundable payment to Isis of  $150.0 million, of which  $80.1 million was recorded as an other noncurrent asset on our consolidated balance sheets based on the fair value of the five million shares of Isis common stock we acquired in connection with the transaction. Due to certain trading restrictions, we classify this investment as other noncurrent assets. We allocated the remaining  $69.9 million to the mipomersen license, which we recorded as a charge to research and development expense in our consolidated statements of operations during the first quarter of 2008.

        In June 2008, we finalized the terms of our license and collaboration agreement with Isis and paid Isis an additional  $175.0 million upfront nonrefundable license fee. Under the terms of the agreement, Isis will be responsible, at its own expense, for up to  $125.0 million for the development of mipomersen. Thereafter, we and Isis will share development costs for mipomersen equally. The initial funding commitment by Isis and shared development funding would end when the mipomersen program is profitable. In the event the research and development of mipomersen is terminated prior to Isis completing their funding obligation, we are not entitled to any refund of our  $175.0 million upfront payment. Isis is eligible to receive up to  $750.0 million in commercial milestone payments and up to  $825.0 million in development and regulatory milestone payments.

        We will be responsible for funding sales and marketing expenses until mipomersen revenues are sufficient to cover such costs. Profits on mipomersen initially will be allocated 70% to us and 30% to Isis. The profit ratio would be adjusted on a sliding scale if and as annual revenues for mipomersen ramp up to  $2.0 billion, at which point we would share profits equally with Isis. The results of our mipomersen program are included in the results of our cardiovascular business unit, which are reported in our Personalized Genetic Health segment disclosures.

        We account for our investment in Isis common stock on a cost basis due to certain trading restrictions imposed by Isis that prohibit us from selling our holdings of Isis common stock until the earlier of:

  •
  January 7, 2012;

  •
  the first commercial sale of product under our agreement with Isis; or

  •
  termination or reversion of the product license granted to us under the agreement.

As of December 31, 2009, our investment in Isis common stock had a carrying value of  $80.1 million, or  $16.02 per share, and a fair market value of  $55.6 million, or  $11.11 per share. The closing price per share of Isis common stock exhibited volatility in 2009 and has remained below our historical cost since September 1, 2009, with closing prices subsequent to that date ranging from a high of  $15.69 per share to a low of  $9.94 per share. We considered all available evidence in assessing the decline in value of our investment in Isis common stock, including investment analyst reports and Isis's expected results and future outlook, and we believe that the investment can be expected to recover to at least our historical cost. Currently, the average 12-month price estimate for Isis common stock among some analysts is approximately  $16 per share. As a result of our analysis, as of December 31, 2009, we consider the  $24.6 million unrealized loss on our investment in Isis common stock to be a temporary loss. We will continue to review the fair value of our investment in Isis common stock in comparison to our historical cost and in the future, if the decline in value has become "other than temporary," we will write down our investment in Isis common stock to its then current market value and record an impairment charge to our consolidated statements of operations.

2007:

Bioenvision

        Effective October 23, 2007, we completed our acquisition of Bioenvision through the culmination of a two-step process consisting of a tender offer completed in July 2007, and a merger approved in October 2007. We paid gross consideration of  $349.9 million in cash, including  $345.4 million for the outstanding shares of Bioenvision common and preferred stock and options to purchase shares of Bioenvision common stock, and approximately  $5 million for acquisition costs. The transaction was accounted for as a business combination and is included in the results of operations of our Hematology and Oncology reporting segment. The acquisition of Bioenvision provided us with the rights to clofarabine outside North America.

        In connection with the merger, holders of 2,880,000 shares of Bioenvision common stock, representing less than 5% of the outstanding shares of Bioenvision common stock on an as-converted basis immediately before the merger became effective, submitted written demands for appraisal of their shares and elected not to accept the  $5.60 per share merger consideration. We referred to these holders as dissenters. In September 2008, the appraisal demand was resolved with substantially all of the dissenters for a total of  $16.6 million in cash, consisting of the merger price paid to all other Bioenvision stockholders, plus interest accrued. In total, we paid gross consideration of  $366.5 million in cash, including  $362.0 million for the outstanding shares of Bioenvision common stock and preferred stock and options to purchase shares of Bioenvision common stock.

        The purchase price, including amounts paid for shares of Bioenvision Common Stock and Bioenvision Series A Preferred Stock in July 2007, was allocated to the estimated fair value of the acquired tangible and intangible assets and assumed liabilities as follows (amounts in thousands):

Total purchase price	$349,941

Cash and cash equivalents	$45,186
Accounts receivable	5,537
Inventory	1,684
Other current assets	5,130
Goodwill	85,269
Other intangible assets	172,441
In-process research and development	106,350
Equity in net loss of pre-acquisition ownership	21,101
Other noncurrent assets	624
Assumed liabilities:
Income taxes payable	(72,461)
Deferred tax liabilities	(7,829)
Liabilities for exit activities and integration	(2,671)
Other liabilities	(10,420)

Allocated purchase price	$349,941

IPR&D

        The following table sets forth the significant IPR&D projects for the companies and assets we acquired between January 1, 2006 and December 31, 2009 (amounts in millions):

Company/Assets Acquired	Purchase Price	IPR&D		Programs Acquired	Discount Rate Used in Estimating Cash Flows	Year of Expected Launch
Bayer (2009)	$1,006.5	$445.3		alemtuzumab for MS—US	16%	2012
		187.6		alemtuzumab for MS—ex-US	16%	2013

		$632.9	(1)

Bioenvision (2007)	$349.9	$125.5	(2)	Clolar(3)	17%	2010 - 2016	(4)

AnorMED (2006)	$589.2	$526.8	(2)	Mozobil (stem cell transplant)(5)	15%	2016

(1)
Capitalized as an indefinite-lived intangible asset.

(2)
Expensed on acquisition date.

(3)
Clolar is approved for the treatment of relapsed and refractory pediatric ALL. The IPR&D projects for Clolar are related to the development of the product for the treatment of other medical issues.

(4)
Year of expected launch reflects both the ongoing launch of products for currently approved indications and the anticipated launch of the products in the future for new indications.

(5)
Mozobil received marketing approval for use in stem cell transplants in the United States in December 2008 and in Europe in July 2009. Mozobil is also being developed for tumor sensitization.

Pro Forma Financial Summary (Unaudited)

        The following pro forma financial summary is presented as if the acquisition from Bayer was completed as of January 1, 2009 and 2008. The pro forma combined results are not necessarily indicative of the actual results that would have occurred had the acquisitions been consummated on those dates, or of the future operations of the combined entities. Material nonrecurring charges related to these acquisitions, such as a gain on acquisition of business of  $24.2 million, are included in the pro forma financial summaries of the periods presented (amounts in thousands, except per share amounts):

        We did not complete any acquisitions in 2008. The following table provides our pro forma summary for the years ended December 31, 2009 and 2008 (amounts in thousands, except per share amounts):

	2009	2008
Total revenues	$4,615,674	$4,869,349

Net income	$359,489	$272,504

Net income (loss) per share:
Basic	$1.34	$1.01

Diluted	$1.31	$0.98

Weighted average shares outstanding:
Basic	268,841	268,490

Diluted	274,071	285,595

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2009
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE D. DERIVATIVE FINANCIAL INSTRUMENTS

        We periodically enter into foreign exchange forward contracts, all of which have a maturity of less than three years. These contracts have not been designated as hedges and accordingly, unrealized gains or losses on these contracts are reported in current earnings. The net notional settlement value of foreign exchange forward contracts outstanding was  $139.1 million at December 31, 2009,  $349.5 million at December 31, 2008 and  $347.1 million at December 31, 2007.

Foreign Exchange Forward Contracts

        Generally, we enter into foreign exchange forward contracts with maturities of not more than 15 months. All foreign exchange forward contracts in effect as of December 31, 2009 and December 31, 2008 had maturities of 1 to 2 months. We report these contracts on a net basis. Net asset derivatives are included in other current assets and net liability derivatives are included in accrued expenses in our consolidated balance sheets.

        The following table summarizes the balance sheet classification of the fair value of these derivatives on both a gross and net basis as of December 31, 2009 and December 31, 2008 (amounts in thousands):

	Unrealized Gain/Loss on Foreign Exchange Forward Contracts
			As Reported
	Gross		Net
	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
As of:	Other current assets	Accrued expenses	Other current assets	Accrued expenses
December 31, 2009	$9,834	$5,550	$4,284	$—
December 31, 2008	$2,758	$4,192	$—	$1,434

        Total foreign exchange (gains) and losses included in SG&A in our consolidated statements of operations includes unrealized and realized (gains) and losses related to both our foreign exchange forward contracts and our foreign currency assets and liabilities. The net impact of our overall unrealized and realized foreign exchange (gains) and losses for 2009 and 2008 was not significant.

        The following table summarizes the effect of the unrealized and realized losses related to our foreign exchange forward contracts on our consolidated statements of operations for the periods presented (amounts in thousands):

		Net (Gain)/Loss Reported
	Statement of Operations Location
Derivative Instrument		2009	2008	2007
Foreign exchange forward contracts	SG&A	$23,620	$9,965	$34,278

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2009
ACCOUNTS RECEIVABLE.
ACCOUNTS RECEIVABLE

NOTE E. ACCOUNTS RECEIVABLE

        Our trade receivables primarily represent amounts due from distributors, healthcare service providers, and companies and institutions engaged in research, development or production of pharmaceutical and biopharmaceutical products. We perform credit evaluations of our customers on an ongoing basis and generally do not require collateral. Accounts receivable are booked net of certain allowances for bad debts, chargebacks and prompt pay discounts. The allowances were  $69.9 million at December 31, 2009 and  $40.4 million at December 31, 2008.

INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
INVENTORIES
INVENTORIES

7. Inventories

	June 30, 2010	December 31, 2009
	(Amounts in thousands)
Raw materials	$106,394	$123,434
Work-in-process	283,648	288,653
Finished goods	204,070	195,935

Total	$594,112	$608,022

Manufacturing-Related Charges

Cerezyme and Fabrazyme

        In order to build a small inventory buffer to help us more consistently manage the resupply of Cerezyme to patients and reduce interruptions in shipping that occur in the absence of inventory, we began shipping Cerezyme to meet 50% of estimated product demand at the end of February 2010. Although we achieved our goal of building a small inventory buffer during the first quarter of 2010, we continued shipping at 50% of demand level due to an interruption in operations at our Allston facility at the end of March 2010. The interruption resulted from an unexpected city electrical power failure that compounded issues with the plant's water system. Once production resumed, we continued shipping at the 50% demand level through the end of the second quarter of 2010. We supplied approximately the same amount of Cerezyme in July 2010 as we supplied in each of May 2010 and June 2010, and expect that supply will then increase in the following months. However, there will be regional variations when Cerezyme will be available, and in some countries, patients' infusion schedules may need to shift due to short-term shipping delays.

        Since the fourth quarter of 2009, we have been shipping Fabrazyme to meet approximately 30% of estimated product demand. We have been working to increase the productivity of the Fabrazyme manufacturing process, which has performed at the low end of the historical range since the re-start of production. We have developed a new working cell bank for Fabrazyme that has been approved by the FDA and the European Medicines Agency, or EMA. The new working cell bank has completed three runs and has had 30% greater productivity than the old working cell bank. We expect to continue shipping Fabrazyme at the 30% of demand level through the third quarter and increase shipments of Fabrazyme in the fourth quarter.

        We recorded  $14.9 million of charges for the three months ended and  $16.4 million of charges for the six months ended June 30, 2010 to cost of products sold in our consolidated statements of operations to write off Cerezyme and Fabrazyme work-in-process material that was unfinished when the interruption occurred, based on our determination that such material could not be finished, and other inventory for these products that did not meet the necessary quality specifications.

        We also recorded charges of  $6.0 million for the three months and  $7.1 million for the six months ended June 30, 2010 to cost of products sold in our consolidated statements of operations to write off certain lots of Thyrogen that did not meet the necessary quality specifications.

        We capitalize inventory produced for commercial sale, which may result in the capitalization of inventory prior to regulatory approval of a product. If a product is not approved for sale, it would result in the write off of the inventory and a charge to earnings. As of June 30, 2010, the amount of inventory for Fabrazyme related to the new working cell bank that has not yet been approved for sale was not significant.

Inventory Subject to Additional Evaluation and Release

        At any particular period, we may have certain inventory that requires further evaluation or testing to ensure that it meets appropriate quality specifications. As of June 30, 2010, we have approximately  $16 million of inventory that is being evaluated or tested, including  $6.3 million of Fabrazyme,  $3.9 million of Myozyme and  $3.6 million of Thymoglobulin. If we determine that this inventory, or any portion thereof, does not meet the necessary quality standards, it would result in a write off of the inventory and a charge to earnings.

Sevelamer Hydrochloride and Sevelamer Carbonate

        We manufacture the majority of our supply requirements for sevelamer hydrochloride (the active ingredient in Renagel) and sevelamer carbonate (the active ingredient in Renvela) at our manufacturing facility in Haverhill, England. In December 2009, equipment failure caused an explosion and fire at this facility, which damaged some of the equipment used to produce these active ingredients as well as the building in which the equipment was located. As a result, we temporarily suspended production of sevelamer hydrochloride and sevelamer carbonate at this facility so the damaged equipment could be repaired. We resumed production of sevelamer hydrochloride in May 2010. We anticipate that the facility will resume production of sevelamer carbonate in the fourth quarter of 2010. We believe that we have adequate supply levels to meet the current demand for both Renagel and Renvela and do not anticipate there will be any supply constraints for either product while the facility undergoes repairs. We recorded  $6.1 million of expenses, net of  $2.4 million of insurance reimbursements, for the three months ended and  $13.7 million, net of  $5.4 million of insurance reimbursements, for the six months ended June 30, 2010, to cost of products sold in our consolidated statements of operations for Renagel and Renvela related to the remediation cost of our Haverhill, England manufacturing facility, including repairs and idle capacity expenses. We expect to incur approximately  $10 million of additional costs related to the remediation of this facility in the third quarter of 2010.

NOTE F. INVENTORIES

	December 31,
	2009	2008
	(Amounts in thousands)
Raw materials	$123,434	$96,986
Work-in-process	288,653	141,094
Finished goods	195,935	215,357

Total	$608,022	$453,437

        In May 2009, in connection with our acquisition of the worldwide rights to the oncology products Campath, Fludara and Leukine from Bayer, we acquired a total of  $136.4 million of inventory, including  $15.3 million of Campath inventory,  $22.9 million of Fludara inventory and  $98.2 million of Leukine inventory. We recorded a total of  $43.5 million of charges to cost of products sold in our consolidated statements of operations in 2009 for the amortization of inventory step-up for these products.

        In June 2009, we interrupted production of Cerezyme and Fabrazyme, and shipments of Cerezyme, at our Allston facility to sanitize the facility after identifying a virus, Vesivirus 2117, in a bioreactor used for Cerezyme production. We recorded charges totaling  $45.5 million in 2009 to cost of products sold in our consolidated statements of operations, for costs related to the remediation of this facility, including the sanitization of the facility, idle capacity and overhead expenses and the write off of certain production materials.

        When we suspended production at our Allston facility, we had significant Cerezyme work-in-process material. We decided not to process this work-in-process material because the material either had expired or we were not sufficiently assured that the material was not contaminated with Vesivirus 2117 and incurred a write off of approximately  $11 million in 2009.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2009
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE G. PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2009	2008
	(Amounts in thousands)
Plant and equipment	$1,403,719	$879,933
Land and buildings	1,239,721	1,006,140
Leasehold improvements	270,003	246,468
Furniture and fixtures	74,023	63,241
Construction in progress	899,687	1,015,497

	3,887,153	3,211,279
Less accumulated depreciation	(1,077,804)	(904,712)

Property, plant and equipment, net	$2,809,349	$2,306,567

        Our total depreciation expense was  $190.1 million in 2009,  $148.4 million in 2008 and  $137.1 million in 2007.

        Our property, plant and equipment includes the following amounts for assets subject to capital leases (amounts in thousands):

December 31, 2009
Building—Corporate headquarters in Cambridge, Massachusetts	$131,031
Less accumulated depreciation	(55,429)

Assets subject to capital leases, net	$75,602

        We capitalize costs we have incurred in validating manufacturing equipment and facilities for products which have reached technological feasibility in plant and equipment. Capitalized validation costs, net of accumulated depreciation, were  $19.4 million at December 31, 2009 and  $32.9 million at December 31, 2008.

        Net capitalized software costs, which are included in plant and equipment, totaled  $44.1 million at December 31, 2009 and  $25.8 million at December 31, 2008. Capitalized software development costs, a component of construction in progress, were  $155.2 million at December 31, 2009 and  $89.8 million at December 31, 2008.

        We have capitalized the following amounts of interest costs (amounts in millions):

For the Years Ended December 31,
2009	2008	2007
$12.3	$19.0	$14.5

        As of December 31, 2009, the estimated remaining cost to complete our assets under construction is approximately  $900 million.

        Under certain lease agreements for our worldwide facilities, we are contractually obligated to return leased space to its original condition upon termination of the lease agreement. At the inception of a lease with such conditions, we record an asset retirement obligation liability and a corresponding capital asset in an amount equal to the estimated fair value of the obligation. In subsequent periods, for each such lease, we record interest expense to accrete the asset retirement obligation liability to full value and depreciate each capitalized asset retirement obligation asset, both over the term of the associated lease agreement. Our asset retirement obligations were not significant as of December 31, 2009 or 2008.

GOODWILL AND OTHER INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

8. Goodwill and Other Intangible Assets

        The following table contains the change in our goodwill during the six months ended June 30, 2010 (amounts in thousands):

	Personalized Genetic Health	Renal and Endocrinology	Biosurgery	Hematology and Oncology	Multiple Sclerosis	Other	Total
Goodwill	$339,563	$319,882	$110,376	$375,889	$318,059	$261,631	$1,725,400
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of December 31, 2009	339,563	319,882	7,584	375,889	318,059	42,386	1,403,363
Net exchange differences arising during the period	—	—	—	—	—	(19)	(19)
Other changes in carrying amounts during the period	—	—	—	—	—	295	295

Balance as of June 30, 2010	$339,563	$319,882	$7,584	$375,889	$318,059	$42,662	$1,403,639

Goodwill	$339,563	$319,882	$110,376	$375,889	$318,059	$261,907	$1,725,676
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of June 30, 2010	$339,563	$319,882	$7,584	$375,889	$318,059	$42,662	$1,403,639

(1)
Accumulated impairment losses include:

•
a  $102.8 million pre-tax charge recorded in 2003 to write off the goodwill of our Biosurgery reporting segment's orthopaedics reporting unit; and
  •
  a  $219.2 million pre-tax charge recorded in 2006 to write off the goodwill of our genetic testing reporting unit.

Other Intangible Assets

        The following table contains information about our other intangible assets for the periods presented (amounts in thousands):

	As of June 30, 2010			As of December 31, 2009
	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets
Finite-lived other intangible assets:
Technology(1)	$1,939,330	$(942,470)	$996,860	$2,180,232	$(877,611)	$1,302,621
Distribution rights(2)	446,427	(260,557)	185,870	440,521	(227,726)	212,795
Patents	188,651	(138,520)	50,131	188,651	(131,898)	56,753
License fees	98,272	(50,031)	48,241	98,647	(47,052)	51,595
Customer lists	87,421	(48,282)	39,139	87,423	(43,822)	43,601
Trademarks	60,608	(50,332)	10,276	60,608	(47,623)	12,985

Total finite-lived other intangible assets	2,820,709	(1,490,192)	1,330,517	3,056,082	(1,375,732)	1,680,350
Indefinite-lived other intangible assets:
IPR&D	632,912	—	632,912	632,912	—	632,912

Total other intangible assets	$3,453,621	$(1,490,192)	$1,963,429	$3,688,994	$(1,375,732)	$2,313,262

(1)
For the year ended December 31, 2009, includes a gross technology intangible asset of  $240.3 million and related accumulated amortization of  $(24.0) million related to the consolidated results of BioMarin/Genzyme LLC. Effective January 1, 2010, under new guidance we adopted for consolidating variable interest entities, we no longer consolidate the results of this joint venture and no longer include this gross technology asset and the related accumulated amortization or a related other noncurrent liability in our consolidated balance sheets.

(2)
Includes an additional  $6.0 million for the six months ended June 30, 2010 for additional payments made or accrued in connection with the reacquisition of the Synvisc sales and marketing rights from Pfizer in January 2005. As of June 30, 2010, the contingent royalty payments to Pfizer payable under the agreement are substantially complete. We completed the contingent royalty payments to Pfizer related to North American sales of Synvisc in the first quarter of 2010 and anticipate completing the remaining contingent royalty payments to Pfizer related to sales of the product outside of the United States by first quarter of 2011, the amount of which is not significant.

        All of our finite-lived other intangible assets are amortized over their estimated useful lives.

        As of June 30, 2010, the estimated future amortization expense for our finite-lived other intangible assets for the remainder of fiscal year 2010, the four succeeding fiscal years and thereafter is as follows (amounts in thousands):

Year Ended December 31,	Estimated Revenue- Based Amortization Expense(1)	Estimated Other Amortization Expense	Total Estimated Amortization Expense(1)
2010 (remaining six months)	$49,255	$91,146	$140,401
2011	119,112	175,060	294,172
2012	94,168	148,174	242,342
2013	29,545	131,432	160,977
2014	26,308	109,116	135,424
Thereafter	21,578	352,219	373,797
(1)
Includes estimated future amortization expense for:

•
the Synvisc distribution rights based on the forecasted respective future sales of Synvisc and the resulting future contingent payments we may be required to make to Pfizer and the Myozyme/Lumizyme patent and technology rights pursuant to a license agreement with Synpac based on forecasted future Net Sales of Myozyme/Lumizyme and the milestone payments we may be required to make to Synpac. These contingent payments will be recorded as intangible assets when the payments are accrued; and

•
the technology intangible assets resulting from our acquisition of the worldwide rights to Fludara, which are being amortized based on the forecasted future sales of Fludara.

NOTE H. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

        Formerly, we included our MS business unit under the caption "Other." As a result of our 2009 acquisition of certain products and development programs from Bayer, our MS business unit is now reported separately. As a result of this change, goodwill of  $318.1 million was transferred from "Other" to the Multiple Sclerosis reporting segment. Prior year balances were revised to conform to our 2009 presentation.

        The following table contains the change in our goodwill during the years ended December 31, 2008 and 2009 (amounts in thousands):

	Personalized Genetic Health	Renal and Endocrinology	Biosurgery	Hematology and Oncology	Multiple Sclerosis	Other	Total
Goodwill	$339,563	$319,882	$110,377	$375,911	$318,059	$262,073	$1,725,865
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of December 31, 2007	339,563	319,882	7,585	375,911	318,059	42,828	1,403,828
Net exchange differences arising during the period	—	—	—	—	—	(2,731)	(2,731)
Other changes in carrying amounts during the period	—	—	(1)	(22)	—	—	(23)

Balance as of December 31, 2008	339,563	319,882	7,584	375,889	318,059	40,097	1,401,074
Net exchange differences arising during the period	—	—	—	—	—	1,925	1,925
Other changes in carrying amounts during the period	—	—	—	—	—	364	364

Balance as of December 31, 2009	$339,563	$319,882	$7,584	$375,889	$318,059	$42,386	$1,403,363

Goodwill	$339,563	$319,882	$110,376	$375,889	$318,059	$261,631	$1,725,400
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of December 31, 2009	$339,563	$319,882	$7,584	$375,889	$318,059	$42,386	$1,403,363

(1)
Accumulated impairment losses include:

•
a  $102.8 million pre-tax charge recorded in 2003 to write off the goodwill of our Biosurgery reporting segment's orthopaedics reporting unit; and

•
a  $219.2 million pre-tax charge recorded in 2006 to write off the goodwill of our genetic testing reporting unit.

        We are required to perform impairment tests related to our goodwill annually, which we perform in the third quarter of each year, and whenever events or changes in circumstances suggest that the carrying value of an asset may not be recoverable. For 2009, 2008 and 2007, we completed the required annual impairment tests for our  $1.4 billion of goodwill that had been recorded as of September 30, 2009 and 2008 and  $1.3 billion of goodwill that had been recorded as of September 30, 2007 and determined that no impairment charges were required. In December 2008, we filed an IND for our advanced phosphate binder, Genz-644470. However, in November 2009, we discontinued this program because the results of a phase 2/3 clinical study of the advanced phosphate binder did not demonstrate significant improvement in phosphate lowering compared to Renvela. Upon discontinuation of this program, we updated the annual goodwill impairment test that had been performed for our renal reporting unit in the third quarter of 2009. We determined that the fair value of our renal reporting unit continued to exceed its carrying value, and, therefore, no impairment charge was required as a result of the termination of our advanced phosphate binder program.

Other Intangible Assets

        The following table contains information about our other intangible assets for the periods presented (amounts in thousands):

	As of December 31, 2009			As of December 31, 2008
	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets
Finite-lived other intangible assets:
Technology(1)	$2,180,232	$(877,611)	$1,302,621	$1,919,074	$(692,235)	$1,226,839
Distribution rights(2)	440,521	(227,726)	212,795	399,768	(170,892)	228,876
Patents	188,651	(131,898)	56,753	194,560	(121,763)	72,797
License fees	98,647	(47,052)	51,595	98,123	(39,824)	58,299
Customer lists	87,423	(43,822)	43,601	83,729	(34,271)	49,458
Trademarks	60,608	(47,623)	12,985	60,556	(42,194)	18,362
Other	—	—	—	2,039	(1,972)	67

Total finite-lived other intangible assets	3,056,082	(1,375,732)	1,680,350	2,757,849	(1,103,151)	1,654,698
Indefinite-lived other intangible assets:
IPR&D(3)	632,912	—	632,912	—	—	—

Total other intangible assets	$3,688,994	$(1,375,732)	$2,313,262	$2,757,849	$(1,103,151)	$1,654,698

(1)
Includes an additional  $261.4 million of gross technology intangible assets resulting from our acquisition of the worldwide rights to the oncology products Campath, Fludara and Leukine from Bayer in May 2009. Of this amount:

  •
   $71.0 million is related to Campath and will be amortized over ten years;

  •
   $182.1 million is related to Fludara and will be amortized over five years; and

  •
   $8.3 million is related to Leukine and will be amortized over twelve years.

(2)
Includes an additional  $41.9 million in 2009 for additional payments made or accrued in connection with the reacquisition of the Synvisc sales and marketing rights from Wyeth in January 2005. In addition, we will make a series of additional contingent royalty payments to Wyeth based on the volume of Synvisc sales in the covered territories. To date,  $287.5 million of the maximum amount payable under the agreement has been paid. We anticipate completing the contingent royalty payments to Wyeth during the first quarter of 2010.

(3)
Includes capitalized IPR&D totaling  $632.9 million related to our acquisition of the worldwide rights to alemtuzumab for MS from Bayer in May 2009, including  $445.3 million related to the development of the product for sale in the United States and  $187.6 million for the development of the product for sale outside of the United States.

        All of our finite-lived other intangible assets are amortized over their estimated useful lives.

        As of December 31, 2009, the estimated future amortization expense for our finite-lived other intangible assets for the five succeeding fiscal years and thereafter is as follows (amounts in thousands):

Year Ended December 31,	Estimated Amortization Expense(1)(2)
2010	$312,076
2011	304,138
2012	229,408
2013	150,452
2014	118,310
Thereafter	372,186
(1)
Includes estimated future amortization expense for:

•
the Synvisc distribution rights based on the forecasted respective future sales of Synvisc and the resulting future contingent payments we may be required to make to Wyeth and the Myozyme patent and technology rights pursuant to a license agreement with Synpac based on forecasted future sales of Myozyme and the milestone payments we may be required to make to Synpac. These contingent payments will be recorded as intangible assets when the payments are accrued; and

•
the technology intangible assets resulting from our acquisition of the worldwide rights to the oncology products Campath, Leukine and Fludara, of which:

•
the assets related to Campath and Leukine are being amortized on a straight-line basis; and

•
the asset related to Fludara is being amortized based on the forecasted future sales of Fludara.

(2)
Excludes future amortization expense related to the  $240.2 million of technology recorded effective January 1, 2008 related to our consolidation of the results of BioMarin/Genzyme LLC, because such amortization is entirely offset by the corresponding amortization of a noncurrent liability related to the consolidation of BioMarin/Genzyme LLC.

INVESTMENTS IN MARKETABLE SECURITIES AND EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2009
INVESTMENTS IN MARKETABLE SECURITIES AND EQUITY INVESTMENTS
INVESTMENTS IN MARKETABLE SECURITIES AND EQUITY INVESTMENTS

NOTE I. INVESTMENTS IN MARKETABLE SECURITIES AND EQUITY INVESTMENTS

Fair Value Measurements

        The following tables set forth our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2009 and December 31, 2008 (amounts in thousands):

Description	Balance as of December 31, 2009	Level 1	Level 2	Level 3
Fixed income investments(1):
Cash equivalents:
Money market funds/other	$603,109	$603,109	$—	$—

Short-term investments:
U.S. Treasury notes	41,040	41,040	—	—
Non U.S. Governmental notes	4,114	—	4,114	—
U.S. Government agency notes	56,810	—	56,810	—
Corporate notes—global	54,825	—	54,825	—
Commercial paper	6,841	—	6,841	—

Total	163,630	41,040	122,590	—

Long-term investments:
U.S. Treasury notes	29,793	29,793	—	—
Non U.S. Governmental notes	4,873	—	4,873	—
U.S. Government agency notes	28,015	—	28,015	—
Corporate notes—global	81,143	—	81,143	—

Total	143,824	29,793	114,031	—

Total fixed income investments	910,563	673,942	236,621	—

Equity holdings(1):
Publicly-traded equity securities	40,380	40,380	—	—

Derivatives:
Foreign exchange forward contracts	4,284	—	4,284	—

Contingent liabilities(2):
Contingent consideration obligations	(1,015,236)	—	—	(1,015,236)

Total assets (liabilities) at fair value	$(60,009)	$714,322	$240,905	$(1,015,236)

Description	Balance as of December 31, 2008	Level 1	Level 2	Level 3
Fixed income investments(1):
Cash equivalents:
Money market funds/other	$357,680	$357,680	$—	$—

Short-term investments:
U.S. Treasury notes	7,505	7,505	—	—
U.S. Government agency notes	10,328	—	10,328	—
Corporate notes—global	39,674	—	39,674	—

Total	57,507	7,505	50,002	—

Long-term investments:
U.S. Treasury notes	75,040	75,040	—	—
Non U.S. Governmental notes	7,322	—	7,322	—
U.S. Government agency notes	121,707	—	121,707	—
Corporate notes—global	140,009	—	140,009	—

Total	344,078	75,040	269,038	—

Total fixed income investments	759,265	440,225	319,040	—

Equity holdings(1):
Publicly-traded equity securities	56,596	56,596	—	—

Derivatives:
Foreign exchange forward contracts	(1,434)	—	(1,434)	—

Total assets (liabilities) at fair value	$814,427	$496,821	$317,606	$—

(1)
Changes in the fair value of our fixed income investments and investments in publicly-traded equity securities are recorded in accumulated other comprehensive income (loss), a component of stockholders' equity, in our consolidated balance sheets.

(2)
In May 2009, we recorded contingent consideration obligations in connection with our acquisition from Bayer of the worldwide rights to Campath, Fludara, Leukine and alemtuzumab for MS. Changes in the fair value of these contingent consideration obligations are recorded as contingent consideration expense, a component of operating expenses in our consolidated statements of operations.

        Changes in the fair value of the our Level 3 contingent consideration obligations during the year ended December 31, 2009 were as follows (amounts in thousands):

Contingent consideration obligations related to acquisition from Bayer in May 2009	$(964,100)
Payments	36,403
Contingent consideration expense	(65,584)
R&D reimbursement received	(9,987)
Effect of foreign currency adjustment	(11,968)

Fair value at December 31, 2009	$(1,015,236)

        The carrying amounts reflected in our consolidated balance sheets for cash, accounts receivable, other current assets, accounts payable, accrued expenses, current portion of contingent consideration obligations and current portion of long-term debt and capital lease obligations approximate fair value due to their short-term maturities.

Marketable Securities:

	December 31,
	2009		2008
	Cost	Market Value	Cost	Market Value
	(Amounts in thousands)
Cash equivalents:
Money market funds/other	$603,109	$603,109	$357,680	$357,680
Short-term investments:
Corporate notes	61,620	62,508	41,457	39,674
U.S. Government agencies	54,815	55,968	10,260	10,328
Non U.S. Government notes	4,037	4,114	—	—
U.S. Treasury notes	40,135	41,040	7,281	7,505

	160,607	163,630	58,998	57,507
Long-term investments:
Corporate notes	80,011	81,143	143,674	140,009
U.S. Government agencies	27,292	28,015	117,143	121,707
Non U.S. Government notes	4,765	4,873	7,277	7,322
U.S. Treasury notes	29,751	29,793	71,110	75,040

	141,819	143,824	339,204	344,078

Total cash equivalents, short- and long-term investments	$905,535	$910,563	$755,882	$759,265

Investments in equity securities	$62,221	$74,438	$57,777	$83,325

        The following table contains information regarding the range of contractual maturities of our cash equivalents and short- and long-term investments (amounts in thousands):

	December 31,
	2009		2008
	Cost	Market Value	Cost	Market Value
Within 1 year	$763,716	$766,739	$416,678	$415,187
1 - 2 years	134,498	136,334	323,196	328,588
2 - 10 years	7,321	7,490	16,008	15,490

	$905,535	$910,563	$755,882	$759,265

Investments in Equity Securities

        The following table shows the investments in equity securities of unconsolidated entities as of December 31, 2009 and 2008 (amounts in thousands):

	December 31, 2009			December 31, 2008
	Adjusted Cost	Market Value	Unrealized Gain/ (Loss)	Adjusted Cost	Market Value	Unrealized Gain/ (Loss)
Publicly-held companies(1)(2):
Dyax	$12,173	$11,399	$(774)	$17,992	$18,090	$98
ABIOMED	11,332	18,737	7,405	12,185	37,893	25,708
EXACT Sciences	4,470	10,170	5,700	—	—	—
Other	188	74	(114)	871	613	(258)

Total publicly-held companies	28,163	40,380	12,217	31,048	56,596	25,548
Private equity funds	16,755	16,755	—	18,684	18,684	—
Privately-held companies(3)	17,303	17,303	—	8,045	8,045	—

Total	$62,221	$74,438	$12,217	$57,777	$83,325	$25,548

(1)
Marketable equity securities that have readily determinable market values are stated at market value.

(2)
On January 7, 2008, as part of our strategic alliance with Isis, we acquired five million shares of Isis common stock. Due to certain trading restrictions, we classify this investment, which had a carrying value of  $80.1 million at December 31, 2009, as an other noncurrent asset. Our relationship with Isis is described in Note C., "Strategic Transactions," to these consolidated financial statements.

(3)
Equity securities without readily determinable market values and for which we do not exercise significant influence are stated at cost and are periodically reviewed for impairment.

Unrealized Gains and Losses on Marketable Securities and Equity Investments

        We record unrealized holding gains and losses, net of tax, related to our investments in marketable securities and equity investments, to the extent they are determined to be temporary, in stockholders' equity. The following table sets forth the gross amounts recorded (amounts in millions):

	December 31,
	2009	2008
Unrealized holding gains	$18.3	$35.1
Unrealized holding losses	$1.1	$6.3

        We also collaborate with or provide services to certain of the companies in which we hold or have held equity investments, including Dyax.

EQUITY METHOD INVESTMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
EQUITY METHOD INVESTMENTS.
EQUITY METHOD INVESTMENTS

9. Investment in BioMarin/Genzyme LLC

        We and BioMarin have entered into agreements to develop and commercialize Aldurazyme, a recombinant form of the human enzyme alpha-L-iduronidase, used to treat an LSD known as mucopolysaccharidosis, or MPS, I. Under the relationship, an entity we formed with BioMarin in 1998 called BioMarin/Genzyme LLC has licensed all intellectual property related to Aldurazyme and other collaboration products on a royalty-free basis to BioMarin and us. BioMarin holds the manufacturing rights and we hold the global marketing rights. We are required to pay BioMarin a tiered royalty payment ranging from 39.5% to 50% of worldwide net product sales of Aldurazyme.

        Prior to January 1, 2010, we determined that we were the primary beneficiary of BioMarin/Genzyme LLC and, as a result, we:

  •
  consolidated the income (losses) of BioMarin/Genzyme LLC and recorded BioMarin's portion of BioMarin/Genzyme LLC's income (losses) as minority interest in our consolidated statements of operations; and

  •
  recorded the assets and liabilities of BioMarin/Genzyme LLC in our consolidated balance sheets at fair value.

        Effective January 1, 2010, in accordance with new guidance we adopted for consolidating variable interest entities, we were required to reassess our designation as primary beneficiary of BioMarin/Genzyme LLC. Under the new guidance, the entity with the power to direct the activities that most significantly impact a variable interest entity's economic performance is the primary beneficiary. We have concluded that BioMarin/Genzyme LLC is a variable interest entity, but does not have a primary beneficiary because the power to direct the activities of BioMarin/Genzyme LLC that most significantly impact its performance, is, in fact, shared equally between us and BioMarin through our commercialization rights and BioMarin's manufacturing rights. Effective January 1, 2010, we no longer consolidate the results of BioMarin/Genzyme LLC and instead record our portion of the results of BioMarin/Genzyme LLC in equity in loss of equity method investments in our consolidated statements of operations. For the three and six months ended June 30, 2010, the results of BioMarin/Genzyme LLC and our portion of the results of BioMarin/Genzyme LLC were not significant.

NOTE J. EQUITY METHOD INVESTMENTS

        Our equity method investments are included in other noncurrent assets in our consolidated balance sheets and were not significant at both December 31, 2009 and 2008.

        The following tables describe:

  •
  our portion of the net income (loss) of each equity method investment for the periods presented, which we have recorded as income (charges) to equity in income (loss) of equity method investments in our consolidated statements of operations (amounts in millions); and

  •
  total net income (loss) of each equity method investment for the periods presented (amounts in millions).

	Our Portion of the Net Income (Loss) of Our Equity Method Investments			Total Income (Loss) of Our Equity Method Investments
Equity Method Investment	2009	2008	2007	2009	2008	2007
BioMarin/Genzyme LLC	$—	$—	$30.1	$—	$—	$60.2
Bioenvision(1)	—	—	(21.1)	—	—	(9.6)
Other	—	0.2	(1.6)	—	0.4	(9.4)

Totals	$—	$0.2	$7.4	$—	$0.4	$41.2

(1)
For the period from July 10, 2007 through October 22, 2007, we accounted for our initial investment in Bioenvision common stock under the equity method of accounting. We completed the acquisition of Bioenvision effective October 23, 2007.

        Condensed financial information for our equity method investees, excluding Bioenvision, is summarized below in aggregate (amounts in thousands):

	For the Years Ended December 31,
	2009	2008	2007
Revenue	$—	$—	$124,203
Gross profit	—	—	97,092
Operating expenses	—	326	(46,656)
Net income	8	370	50,866

	December 31,
	2009	2008
Current assets	$1,593	$1,585
Noncurrent assets	—	—
Current liabilities	351	351
Noncurrent liabilities	—	—

BioMarin/Genzyme LLC

        Through December 31, 2007, our portion of the net income of BioMarin/Genzyme LLC was included in equity in income of equity method investments in our consolidated statements of operations. Effective January 1, 2008, we restructured the relationship regarding the manufacturing and commercialization of Aldurazyme by entering into several new agreements. BioMarin/Genzyme LLC no longer engages in commercial activities related to Aldurazyme and solely:

  •
  holds the intellectual property relating to Aldurazyme and other collaboration products; and

  •
  engages in research and development activities that are mutually selected and funded by BioMarin and us, the costs of which are shared equally.

Under the restructured relationship, BioMarin/Genzyme LLC licensed all intellectual property relating to Aldurazyme and other collaboration products on a royalty-free basis to BioMarin and us. BioMarin holds the manufacturing rights and we hold the global marketing rights. We pay BioMarin a tiered payment ranging from 39.5% to 50% of worldwide net product sales of Aldurazyme.

        As a result of the restructuring of our relationship with BioMarin/Genzyme LLC, effective January 1, 2008, we began consolidating the results of BioMarin/Genzyme LLC. Upon consolidation of BioMarin/Genzyme LLC, we recorded the assets and liabilities of the joint venture in our consolidated balance sheets at fair value. The value of the intellectual property of the joint venture of approximately  $480.5 million was recorded as an intangible asset in our consolidated balance sheets. The consolidation also included a corresponding noncurrent liability for the same amount which represented the encumbered value of the intellectual property which had been out licensed to us and BioMarin for no consideration. The intangible asset and noncurrent liability are being amortized over a period of 20 years. We recorded BioMarin's portion of the joint venture's losses, the amount of which was not significant for the years ended December 31, 2009 and 2008, as minority interest in our consolidated statements of operations.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2009
ACCRUED EXPENSES.
ACCRUED EXPENSES

NOTE K. ACCRUED EXPENSES

	December 31,
	2009	2008
	(Amounts in thousands)
Compensation	$213,686	$232,363
Rebates	134,002	132,905
Bank overdraft	45,918	45,022
License fees	98	65,188
Royalties	63,502	56,501
Other	239,017	233,407

Total	$696,223	$765,386

LONG-TERM DEBT AND LEASES	12 Months Ended
Dec. 31, 2009
LONG-TERM DEBT AND LEASES
LONG-TERM DEBT AND LEASES

NOTE L. LONG-TERM DEBT AND LEASES

Long-Term Debt, Capital Lease Obligations and Convertible Debt

        Our long-term debt, capital lease obligations and convertible debt consist of the following (amounts in thousands):

	December 31,
	2009	2008
Notes payable	$5,847	$6,916
Revolving credit facility maturing in July 2011	—	—
Mortgage payable	17,509	17,957
Capital lease obligations	101,244	107,034

Long-term debt, capital lease obligations and convertible debt, including current portion	124,600	131,907
Less current portion	(8,166)	(7,566)

Noncurrent portion	$116,434	$124,341

        Over the next five years and thereafter, we will be required to repay the following principal amounts of our long-term debt (excluding capital leases) (amounts in millions):

2010	2011	2012	2013	2014	After 2014
$1.6	$1.6	$1.7	$1.8	$1.8	$14.9

Notes Payable

        We assumed a  $10.0 million note payable in July 2005 in connection with our acquisition of Equal Diagnostics. This note bears interest at 3.86% and is payable to three former shareholders of Equal Diagnostics over eight years in equal annual installments of  $1.3 million.

Revolving Credit Facility

        In July 2006, we entered into our revolving credit facility. The proceeds of loans under our 2006 revolving credit facility can be used to finance working capital needs and for general corporate purposes. We may request that our 2006 revolving credit facility be increased at any time by up to an additional  $350.0 million in the aggregate, subject to the agreement of the lending banks, as long as no default or event of default has occurred or is continuing and certain other customary conditions are satisfied. Borrowings under our 2006 revolving credit facility will bear interest at various rates depending on the type of loan. We are required to pay a facility fee of between 7 to 20 basis points based on the aggregate commitments under our 2006 revolving credit facility, and in certain circumstances a utilization fee of 10 basis points as follows:

  •
  revolving loans denominated in U.S. dollars or a foreign currency (other than Euros) bear interest at a variable rate equal to LIBOR for loans in U.S. dollars and a comparable index rate for foreign currency loans, plus an applicable margin;

        As of December 31, 2009, we had approximately  $17 million of outstanding standby letters of credit issued against this facility and no borrowings, resulting in approximately  $333 million of available credit under our 2006 revolving credit facility, which matures July 14, 2011. The terms of this credit facility include various covenants, including financial covenants that require us to meet minimum interest coverage ratios and maximum leverage ratios. As of December 31, 2009 we were in compliance with these covenants.

Mortgage Payable

        In July 2008, we purchased land and a manufacturing facility we formerly leased in Framingham, Massachusetts, for an aggregate purchase price of  $38.9 million, including fees. We paid  $20.8 million in cash and assumed the remaining  $18.1 million in principal outstanding under the existing mortgage for the facility, which bears interest at 5.57% annually and is due in May 2020.

Capital Leases

        We have non-cancelable capital lease obligations related to certain machinery and equipment, administrative offices and our corporate headquarters.

        Our capital lease obligation related to our corporate headquarters in Cambridge, Massachusetts requires us to make monthly payments of  $1.3 million, which will be adjusted to  $1.6 million in August 2013. We have recorded the value of the building and related obligations of  $131.0 million in our consolidated balance sheets at the date of inception. The term of the lease is fifteen years and may be extended at our option for two successive ten-year periods.

        Over the next five years and thereafter, we will be required to pay the following amounts under our non-cancelable capital leases (amounts in millions):

2010	$15.4
2011	15.4
2012	15.5
2013	16.9
2014	18.9
Thereafter	67.5

Total lease payments	149.6
Less: interest	(48.4)

Total principal payments	101.2
Less current portion	(6.4)

Total	$94.8

Operating Leases

        We lease facilities and personal property under non-cancelable operating leases with terms in excess of one year. Our total expense under operating leases was (amounts in millions):

For the Years Ended December 31,
2009	2008	2007
$81.8	$75.2	$74.3

        Over the next five years and thereafter, we will be required to pay the following amounts under non-cancelable operating leases (amounts in millions):

2010	2011	2012	2013	2014	After 2014	Total
$79.9	$69.3	$52.6	$33.9	$27.5	$151.0	$414.2

STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

12. Stockholders' Equity

Share Repurchase Plan

        In April 2010, our board of directors authorized a  $2.0 billion share repurchase plan consisting of the near-term purchase of  $1.0 billion of our common stock to be financed with proceeds of newly issued debt, and the purchase of an additional  $1.0 billion of our common stock by June 2011. On June 17, 2010, we entered into an accelerated share repurchase agreement with Goldman Sachs & Co., or Goldman Sachs, under which we will repurchase  $1.0 billion worth of shares of our common stock. Our effective per share purchase price will be based generally on the average of the daily volume weighted average prices per share of our common stock, less a discount, calculated during a period of up to four months. In connection with this agreement, we paid  $1.0 billion to Goldman Sachs and received 15.6 million shares, of which:

  •
   $800.0 million, or 80%, represents the value, based on the closing price of our common stock on June 17, 2010, of the 15.6 million shares of our common stock that Goldman Sachs delivered to us; and

  •
   $200.0 million, or 20%, represents an advance payment that, depending on our effective per share purchase price, either will cover additional shares Goldman Sachs may be required to deliver to us or will be applied towards any additional amount that may be owed by us if our effective per share purchase price exceeds the closing price of our common stock on June 17, 2010.

We recorded the  $1.0 billion payment to the bank as a decrease to stockholders' equity in our consolidated balance sheet as of June 30, 2010, consisting of decreases of  $0.2 million in common stock and  $799.8 million in additional paid-in capital as well as a  $200.0 million share purchase contract receivable for the advance payment described above.

        The total number of shares ultimately repurchased will not be known until the calculation period ends and a final settlement occurs. Upon final settlement, we will either receive a settlement amount of additional shares of our common stock or be required to remit a settlement amount, payable, at our option, in cash or common stock. Shares repurchased under this agreement will be deemed authorized shares that are no longer outstanding.

Modification of Certain Stock Options and RSUs

        On May 26, 2010, in connection with our plan to approve strategic alternatives for our genetic testing, diagnostic products and pharmaceutical intermediates business units, the compensation committee of our board of directors approved certain modifications to the stock options and RSUs previously granted to the employees of those business units, to be effective as of the date of divestiture of each business unit. The post-termination exercise period for these stock options was modified to extend the post-termination exercise period from three months to one year. We used Black-Scholes valuation models, based on the following assumptions, to determine the valuation adjustment required for the extension of the post-termination exercise period, and recorded stock-based compensation expense using an expected term of seven months:

	New Post-Termination Period	Original Post-Termination Period
Grant date fair value as of May 26, 2010	$50.00	$50.00
Term	19 months	10 months
Dividend	0	0
Volatility	38.00%	30.00%
Risk-free interest rate	0.63%	0.32%

        Based on our analysis, we recorded an additional  $9.1 million of stock-based compensation expense in our consolidated statements of operations for the three months ended June 30, 2010 for the valuation adjustment related to the modification of these stock options.

        On May 26, 2010, the compensation committee of our board of directors also approved the following modifications to certain RSUs granted to the employees of these three business units, to be effective as of the date of divestiture for each business unit, including:

  •
  acceleration of the vesting of the RSUs granted in May 2008; and

  •
  pro-ration of the vesting of the RSUs granted in May 2009 over a 19-month, instead of a three-year, period.

        Prior to these modifications, the RSUs granted in May 2008 had a grant date fair value of  $68.48 per share and the RSUs granted in May 2009 had a grant date fair value of  $58.66 per share based on the closing price of our common stock at the date of each grant. The modifications triggered a new measurement date for these RSUs and, as a result, we revalued these RSUs based on a new grant date fair value of  $50.00 per share, the closing price of our common stock on the date of modification. We recorded a net reduction in stock-based compensation for these RSUs of  $(2.9) million in our consolidated statements of operations for the three months ended June 30, 2010 to adjust the cumulative stock-based compensation expense recorded for these RSUs for the modifications, including:

  •
   $(8.3) million for the reversal of the cumulative to-date stock-based compensation expenses recorded through May 25, 2010, prior to the modifications; offset, in part, by

  •
   $5.4 million of stock-based compensation expenses for the period from May 26, 2010 through June 30, 2010 based on the new, reduced grant date fair value of these awards.

We expect to record approximately  $13 million of additional stock-based compensation expense for these RSUs during the second half of 2010 as a result of these modifications.

Long-Term Incentive Program for Senior Executives

        From 2007 through 2009, our long-term incentive program for senior executives was comprised of equity awards in the form of time vesting stock options and time vesting RSUs. Beginning with 2010, the equity vehicles for our long-term incentive program for senior executives includes a combination of:

  •
  time vesting stock options; and
  •
  performance and market vesting awards comprised of PSUs, tied to the achievement of pre-established performance and market goals over a three-year performance period, and cash.

Approximately half of each senior executive's grant consists of time vesting stock options with the remainder in PSUs.

        For the 2010 through 2012 performance period, the performance metrics are:

  •
  cash flow return on invested capital; and

  •
  R-TSR measured against the performance of a subset of biotechnology peer companies (currently 28 companies) in the S&P 500 Health Care Index.

        Each metric is weighted equally. For both metrics, performance between the threshold level and the target level will be awarded in PSUs. The PSUs will be paid out in shares of our stock at the end of the three-year period if performance between the threshold level and target level is achieved. If performance above the target level is achieved, the portion of the award above the target level will be paid out in cash up to a predetermined maximum cash award. Since it is possible that the PSUs may not pay out at all, it is completely "at risk" compensation.

        In January 2010, the compensation committee of our board of directors approved a range for the three-year cash flow return on invested capital metric of 85% to 115%. For performance between 85% and 100% of the cash flow return on invested capital target, the payout range is 50% to 100% of the senior executive's target PSU award associated with this performance measure. Performance between 101% and 115% of the cash flow return on invested capital target will result in a cash payment that will be awarded based on performance achieved between target and maximum levels, up to a predetermined maximum.

        The committee also approved the following performance levels for R-TSR:

Performance Level	Percentile Rank
Threshold	40th
Target	65th
Maximum	75th

        For performance between the R-TSR threshold and target levels, the payout range is 35% to 100% of the senior executive's target PSU award associated with this performance measure. R-TSR performance between the target and maximum levels will result in a cash payment that will be awarded based on performance achieved between target and maximum levels, up to a predetermined maximum.

        If a participating senior executive's employment is terminated before the end of the performance period because of death, disability or retirement, payment of the PSU will be pro-rated to the date of termination based upon the company's actual achievement of performance levels at the end of the performance period. Upon a change in control, payment of a PSU will be paid out at the target performance level and pro-rated to the date of the change of control.

PSUs

        During the six months ended June 30, 2010, we granted a total of 223,066 PSUs with a weighted average grant date fair value of  $49.86 per share to senior executives under our 2004 Equity Plan. The PSUs are subject to the attainment of certain performance criteria established at the beginning of the performance period, as described above, and cliff vest at the end of the performance period, which ends December 31, 2012. Compensation expense associated with our PSUs is initially based upon the number of shares expected to vest after assessing the probability that certain performance criteria will be met and the associated targeted payout level that is forecasted will be achieved, net of estimated forfeitures. Compensation expense for our PSUs is recognized over the applicable performance period, adjusted for the effect of estimated forfeitures.

        The fair value of PSUs subject to the cash flow return on investment performance metric, which includes both performance and service conditions, is estimated based on the market value of our stock on the date of grant. We use a lattice model with a Monte Carlo simulation to determine the fair value of PSUs subject to the R-TSR performance metric, which includes both market and service conditions. The lattice model requires various highly judgmental assumptions to determine the fair value of the awards. This model samples paths of our stock price and the stock prices of a group of peer companies in the S&P 500 Health Care Index, which we refer to as the Peer Group, and calculates the resulting change in cash flow multiple at the end of the forecasted performance period. This model iterates these randomly forecasted results until the distribution of results converge on a mean or estimated fair value.

        We used the following assumptions to determine the fair value of these awards:

Expected dividend yield	0%
Range of risk free rate of return	1.33%-1.45%
Range of our expected stock price volatility	35.11%-36.06%
Range of Peer Group expected stock price volatility	21.27%-60.32%
Range of our average closing stock prices on the grant dates	$51.83- $56.50
Range of Peer Group average closing stock prices on the grant dates	$7.22- $348.13
Range of our historical total shareholder return on the grant dates	5.75%-15.28%
Range of historical total shareholder return for the Peer Group on the grant dates	(19.78)%-23.22%

Stock-Based Compensation Expense, Net of Estimated Forfeitures

        We allocated pre-tax stock-based compensation expense, net of estimated forfeitures, based on the functional cost center of each employee as follows (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Pre-tax stock-based compensation expense, net of estimated forfeitures(1)	$(44,694)	$(65,167)	$(92,335)	(109,773)
Less: tax benefit from stock options	13,476	15,144	26,548	27,733

Total stock-based compensation expense, net of tax	$(31,218)	$(50,023)	$(65,787)	$(82,040)

(1)
We also capitalized the following amounts of stock-based compensation expense to inventory, all of which is attributable to participating employees that support our manufacturing operations (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Stock-based compensation expense capitalized to inventory	$4,038	$5,729	$7,840	$9,141

        We amortize stock-based compensation expense capitalized to inventory based on inventory turns.

        At June 30, 2010, there was  $275.6 million of pre-tax stock-based compensation expense, net of estimated forfeitures, related to unvested awards not yet recognized which is expected to be recognized over a weighted average period of 2.2 years.

NOTE M. STOCKHOLDERS' EQUITY

Preferred Stock

	At December 31, 2008 and 2009
Series	Authorized	Issued	Outstanding
Series A Junior Participating, $0.01 par value	3,000,000	—	—
Undesignated	7,000,000	—	—

	10,000,000	—	—

        Our charter permits us to issue shares of preferred stock at any time in one or more series. Our board of directors will establish the preferences, voting powers, qualifications, and special or relative rights or privileges of any series of preferred stock before it is issued.

Common Stock

        The following table describes the number of authorized and outstanding shares of our common stock at December 31, 2009 and 2008:

		Outstanding at December 31,
Series	Authorized	2009	2008
Genzyme Stock, $0.01 par value	690,000,000	265,696,834	270,704,169

Directors' Deferred Compensation Plan

        Each member of our board of directors who is not also one of our employees may defer receipt of all or a portion of the cash compensation payable to him or her as a director and receive either cash or stock in the future. Under this plan, the director may defer his or her compensation until his or her services as a director cease or until another date specified by the director.

        Under a deferral agreement, a participant indicates the percentage of deferred compensation to allocate to cash and stock, upon which a cash deferral account and a stock deferral account are established. The cash account bears interest at the rate paid on 90-day Treasury bills with interest accruing quarterly. The stock account is for amounts invested in hypothetical shares of Genzyme Stock. These amounts are converted into hypothetical shares quarterly at the average closing price of Genzyme Stock for all trading days during the quarter.

        Distributions are paid in a lump sum or in annual installments for up to five years. Payments begin the year following a director's termination of service or, subject to certain restrictions, in a year elected by the participant. As of December 31, 2009, five of the eight eligible directors had established accounts under this plan, and three of these directors are currently deferring their compensation. We have reserved 105,962 shares of Genzyme Stock to cover distributions credited to stock accounts under the plan. We had not made any stock distributions under this plan as of December 31, 2009. As of December 31, 2009, we have made cash distributions totaling  $69,492 to one director under the terms of his deferral agreement.

Stock Repurchase Program

        In May 2007, our board of directors authorized a stock repurchase program to repurchase 20,000,000 shares of our outstanding common stock over a three year period that began in June 2007. The board authorized the expenditure of up to  $1.5 billion to purchase those shares. The repurchases are being made from time to time and can be effectuated through open market purchases, privately negotiated transactions, transactions structured through investment banking institutions, or by other means, subject to management's discretion and as permitted by securities laws and other legal requirements. The manner of the purchase, the amount that we spend and the number of shares we ultimately purchase will be based on a range of factors, including share price. The program does not obligate us to acquire any particular amount of common stock and the program may be suspended at any time at our discretion.

        During the year ended December 31, 2009, we repurchased 7,500,000 shares of our common stock under this program at an average price of  $55.16 per share for a total of  $413.9 million in cash, including fees. Since June 2007, when we first began repurchasing shares of our common stock under this program, we have repurchased a cumulative total of 13,000,000 shares of our common stock at an average price of  $60.63 per share for a total of  $788.5 million in cash, including fees. We recorded the repurchases in our consolidated balance sheets as a reduction to our common stock account for the par value of the repurchased shares and as a reduction to our additional paid-in capital account.

Stock-Based Compensation

Equity Plans

        The purpose of each of our equity plans is to attract, retain and motivate our key employees, consultants and directors. Awards granted under these plans can be either incentive stock options, or ISOs, nonstatutory stock options, or NSOs, RS or RSUs, as specified in the individual plans. Shares issued under all of our plans are funded through the issuance of new shares. The following table contains information about our equity plans:

			As of December 31, 2009
Plan Name	Group Eligible	Type of Award Granted	Awards Reserved for Issuance	Awards Outstanding	Awards Available for Grant
2004 Equity Incentive Plan(1)	All key employees and consultants	ISO/NSO/RS/RSU	35,052,286	29,721,887	5,330,399
2001 Equity Incentive Plan(1)	All key employees and consultants	ISO/NSO	6,773,548	6,749,303	24,245
2007 Director Equity Plan(2)	Non-employee board members	NSO/RS/RSU	775,891	661,983	113,908
Assumed Options(3)			77,779	77,779	—

			42,679,504	37,210,952	5,468,552

(1)
The exercise price of option grants may not be less than the fair market value of Genzyme Stock at the date of grant. Option grants have a maximum term of ten years and RSUs generally have cliff vesting in three years. The compensation committee of our board of directors, or its delegates as applicable, determines the terms and conditions of each award, including who among eligible persons will receive awards, the form of payment of the exercise price of stock options, the number of shares granted, the vesting schedule and the terms of exercise or release.

(2)
Options and RSUs are automatically granted on the date of our annual shareholders meeting or at a director's initial appointment to the board. Options have an exercise price equal to the fair market value of Genzyme Stock on the date of grant and expire ten years after the initial grant date. Options and RSUs vest on the date of the next annual shareholders meeting following the date of grant.

(3)
Consists of options we assumed through our acquisitions.

        In 2009, 2008 and 2007, we accounted for options granted to our employees and directors using the Black-Scholes valuation model to measure stock option expense at the date of grant. All stock option grants have an exercise price equal to the fair market value of Genzyme Stock on the date of grant and generally have a 10-year term and vest in increments, generally over four years from the date of grant, although we may grant options with different vesting terms from time to time. Upon termination of employment other than by death, disability or change of control, unvested options are cancelled, and any unexercised vested options will expire three months after the employee's termination date. Excluding our directors who are not employees, when an employee meets a retirement eligibility age of 60 with at least five years of service, upon termination (except for cause) the employee's options automatically become fully vested and will expire three years after the employee's termination date or on the original expiration date set at the time the options were granted, whichever is earlier. When a director leaves the board, unvested options are cancelled and any unexercised vested options will expire at the end of their term. We recognize stock-based compensation expense for each grant on a straight-line basis over the employee's or director's requisite service period, generally the vesting period of the award. Additionally, stock-based compensation expense related to stock options includes an estimate for pre-vesting forfeitures. We recognize stock-based compensation expense immediately for awards granted to retirement eligible employees or over the period from the grant date to the date retirement eligibility is achieved, if that is expected to occur during the nominal vesting period. For stock-based compensation expense recognition purposes only, grants to retirement eligible employees prior to January 1, 2006 are not subject to accelerated vesting and expense is recognized over the nominal vesting period.

        We award time vesting RSUs to employees that generally vest no sooner than one-third per year over three years on the anniversary of the date of grant if the employee has reached the retirement eligibility threshold, or upon the third anniversary of the date of grant, provided the employee remains continuously employed with us. Shares of Genzyme Stock will be delivered to the employee upon vesting, subject to payment of applicable withholding taxes. Time vesting RSUs awarded to our directors for service on our board of directors vest on the date of the next annual meeting of shareholders following the date of grant, provided that the director continues to serve on our board of directors through the vesting date. Shares of Genzyme Stock will be delivered to the director upon vesting. The fair value of all time vesting RSUs is based on the market value of Genzyme Stock on the date of grant. We recognize compensation expense for our RSUs, including the effect of forfeitures, over the applicable service period.

ESPP

        Our 2009 ESPP was approved by shareholders in May 2009, and succeeds our 1999 ESPP. The ESPP allows employees to purchase our stock at a discount. Under this plan, the purchase price per share of Genzyme Stock is 85% of the lower of the fair market value of Genzyme Stock at the beginning of an enrollment period or on the applicable purchase date. Employees working at least 20 hours per week may elect to participate in our ESPP during specified open enrollment periods, which occur twice each year shortly before the start of each new enrollment period. New enrollment periods begin on the first trading day of January and July and each enrollment period lasts two years. Employee contributions for each enrollment period are automatically used to purchase stock on behalf of each participating employee on eight pre-determined purchase dates during the two-year enrollment period, which occur once every three months, in January, April, July and October. We place limitations on the total number of shares of stock that employees can purchase under the plan in a given year.

Stock-Based Compensation Expense, Net of Estimated Forfeitures

        We recorded the following amounts of pre-tax stock-based compensation expense, net of estimated forfeitures, and related tax benefits for the years ended December 31, 2009, 2008 and 2007 (amounts in thousands, except per share amounts):

	For the Years Ended December 31,
	2009	2008	2007
Pre-tax stock-based compensation expense, net of estimated forfeitures	$(204,115)	$(186,973)	$(189,950)
Less: tax benefit of stock options	53,434	56,740	58,148

Stock-based compensation expense, net of tax	$(150,681)	$(130,233)	$(131,802)

Per basic and diluted share	$(0.56)	$(0.49)	$(0.50)

(1)
We capitalized  $16.4 million in 2009,  $13.9 million in 2008 and  $13.5 million in 2007, of stock-based compensation expense to inventory, all of which is attributable to participating employees that support our manufacturing operations. We amortize stock-based compensation expense capitalized to inventory based on inventory turns.

        At December 31, 2009, there was approximately  $238 million of pre-tax stock-based compensation expense, net of estimated forfeitures, related to unvested awards not yet recognized which is expected to be recognized over a weighted average period of two years.

Valuation Assumptions for Stock Option Plans and ESPP

        We use the Black-Scholes option valuation model to determine the amount of employee stock-based compensation expense to recognize in our consolidated statements of operations. Option valuation models require the input of subjective assumptions and these assumptions can vary over time. The weighted average assumptions used are as follows:

	For the Years Ended December 31,
	2009	2008	2007
Risk-free interest rate	2%	2%	4%
Dividend yield	0%	0%	0%
Expected option life (in years)—directors	7	7	7
Expected option life (in years)—officers	6	6	6
Expected option life (in years)—other senior managers	5	5	4
Expected option life (in years)—all other employees	4	4	4
Volatility-stock options	32%	27%	28%
Volatility-ESPP	42%	27%	23%

        The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of grant. The dividend yield percentage is zero because we do not currently pay dividends nor intend to do so during the expected option life. We used historical data from exercises of our stock options and other factors to estimate the expected option life (in years), or term, of the share-based payments granted. We determined the volatility rate for our stock options based on the expected term of the equity award granted. We determine separate volatility rates for each enrollment under our ESPP based on the period from the commencement date of each enrollment to each applicable purchase date. Stock option expense in future periods will be based upon the Black-Scholes values determined at the date of each grant or the date of each purchase under our ESPP.

Stock Option Plan Activity

        The following table contains information regarding our stock option activity for the year ended December 31, 2009:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2008	31,850,152	$55.39
Granted	2,099,955	$58.61
Exercised	(1,368,273)	$33.18
Forfeited and cancelled	(484,246)	$87.16

Outstanding at December 31, 2009	32,097,588	$56.09	5.37	$76,034,685

Vested and expected to vest at December 31, 2009	31,977,058	$56.07	5.36	$76,034,685

Exercisable at December 31, 2009	25,655,170	$54.41	4.71	$76,034,685

        The following table contains information regarding the pre-tax intrinsic value of our stock options and the weighted average grant date fair value per share of stock granted under our stock option plans for the periods presented (amounts in thousands, except per share amounts):

	For the Years Ended December 31,
	2009	2008	2007
Pre-tax intrinsic value of options exercised	$36,421	$176,048	$153,772
Weighted average grant date fair value per share of stock granted under our stock option plans	$18.80	$19.24	$19.39

Time Vesting RSU Activity

        The following table contains information regarding our time vesting RSUs for the year ended December 31, 2009:

	Shares Under Award	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2008	2,985,925	$65.87	1.89
Granted	2,352,820	$58.64
Vested and issued	(80,123)
Forfeited and cancelled	(145,258)	$63.18

Outstanding at December 31, 2009	5,113,364	$62.56	1.53	$250,605,970

Vested and expected to vest at December 31, 2009	4,959,699		1.51	$243,074,826

Cumulative shares issued at December 31, 2009	90,599

ESPP Activity

        The following table contains information regarding our ESPP activity for the years ended December 31, 2008 and 2009:

Shares available and issued:
Available for purchase as of December 31, 2007	1,445,791
Shares purchased by employees	(936,105)

Available for purchase as of December 31, 2008	509,686
Additional shares authorized	3,000,000
Adjustment—shares from our 2001 ESPP plan	9,909
Shares purchased by employees	(1,067,192)

Available for purchase as of December 31, 2009	2,452,403

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

13. Commitments and Contingencies

FDA Consent Decree

        On May 24, 2010, we entered into a consent decree with the FDA relating to our Allston facility. Under the terms of the consent decree, we will pay an upfront disgorgement of past profits of  $175.0 million. Conditioned upon our compliance with the terms of the consent decree, we may continue to ship Cerezyme and Fabrazyme, which are manufactured, filled and finished at the facility, as well as Thyrogen, which is filled and finished at the facility. In the United States, Thyrogen that is filled and finished at the facility will only be distributed based on medical necessity, in accordance with FDA criteria. The consent decree requires us to move our fill-finish operations out of the Allston facility for Thyrogen sold within the United States by November 22, 2010 and for Fabrazyme sold within the United States by November 24, 2010. We must move our fill-finish operations for all products sold outside of the United States by August 31, 2011. If we are not able to meet these deadlines, the FDA can require us to disgorge 18.5% of the revenue from the sale of any products that are filled and finished at the Allston facility after the applicable deadlines.

        The consent decree also requires us to implement a plan to bring the Allston facility operations into compliance with applicable laws and regulations. The plan must address any deficiencies previously reported to us or identified as part of a comprehensive inspection conducted by a third-party expert, who we are required to retain, and who will monitor and oversee our implementation of the plan. In 2009, we began implementing a comprehensive remediation plan, prepared with assistance from our compliance consultant, The Quantic Group, Ltd., or Quantic, to improve quality and compliance at the Allston facility. We intend to revise that plan to include any additional remediation efforts required in connection with the consent decree as identified by Quantic, who we are retaining as the third-party expert under the consent decree. The plan, as revised, which will be subject to FDA approval, is expected to take approximately 3-4 years to complete and will include a timetable of specified compliance milestones. If the milestones are not met in accordance with the timetable, the FDA can require us to pay  $15,000 per day, per affected drug, until these compliance milestones are met. Upon satisfying the compliance requirements in accordance with the terms of the consent decree, we will be required to retain an auditor to monitor and oversee ongoing compliance at the Allston facility for an additional five years. The consent decree is subject to, and effective upon, approval by the U.S. District Court for the District of Massachusetts. The consent decree was filed with the U.S. District Court on May 24, 2010 and we are awaiting the court's approval.

Legal Proceedings

Federal Securities Litigation

        In July 2009 and August 2009, two purported securities class action lawsuits were filed in the U.S. District Court for the District of Massachusetts against us and our President and Chief Executive Officer. The lawsuits were filed on behalf of those who purchased our common stock during the period from June 26, 2008 through July 21, 2009 and allege violations of Section 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. Each of the lawsuits is premised upon allegations that we made materially false and misleading statements and omissions by failing to disclose instances of viral contamination at two of our manufacturing facilities and our receipt of a list of inspection observations from the FDA related to one of the facilities, which detailed observations of practices that the FDA considered to be deviations from good manufacturing practice, or GMP. The plaintiffs seek unspecified damages and reimbursement of costs, including attorneys' and experts' fees. In November 2009, the lawsuits were consolidated in In Re Genzyme Corp. Securities Litigation and a lead plaintiff was appointed. In March 2010, the plaintiffs filed a consolidated amended complaint that extended the class period from October 24, 2007 through November 13, 2009. In June 2010, we filed a motion to dismiss the class action. If the action is not dismissed, we intend to defend this lawsuit vigorously.

Shareholder Demand Letters

        Since August 2009, we have received ten letters from shareholders demanding that our board of directors take action on behalf of Genzyme Corporation to remedy alleged breaches of fiduciary duty by our directors and certain executive officers. The demand letters are primarily premised on allegations regarding our disclosures to shareholders with respect to manufacturing issues and compliance with GMP and our processes and decisions related to manufacturing at our Allston facility. Several of the letters also assert that certain of our executive officers and directors took advantage of their knowledge of material non-public information about Genzyme to illegally sell stock they personally held in Genzyme. Our board of directors has designated a special committee of three independent directors to oversee the investigation of the allegations made in the demand letters and to recommend to the independent directors of the board whether any action should be instituted on behalf of Genzyme Corporation against any officer or director. The committee has retained independent legal counsel. If the independent members of our board of directors were to make a determination that it was in our best interest to institute an action against any officers or directors, any monetary recovery would be to the benefit of Genzyme Corporation. The special committee's investigation is ongoing.

Shareholder Derivative Actions

        In December 2009, two actions were filed by shareholders derivatively for Genzyme's benefit in the U.S. District Court for the District of Massachusetts against our board of directors and certain of our executive officers after a ninety day period following their respective demand letters had elapsed (the "District Court Actions"). In January 2010, a derivative action was filed in Massachusetts Superior Court (Middlesex County) by a shareholder who has not issued a demand letter and in February and March 2010, two additional derivative actions were filed in Massachusetts Superior Court (Suffolk County and Middlesex County, respectively) by two separate shareholders after the lapse of a ninety day period following the shareholders' respective demand letters (collectively, the "State Court Actions").

        The derivative actions in general are based on allegations that our board of directors and certain executive officers breached their fiduciary duties by causing Genzyme to make purportedly false and misleading or inadequate disclosures of information regarding manufacturing issues, compliance with GMP, ability to meet product demand, expected revenue growth, and approval of Lumizyme. The actions also allege that certain of our directors and executive officers took advantage of their knowledge of material non-public information about Genzyme to illegally sell stock they personally held in Genzyme. The plaintiffs generally seek, among other things, judgment in favor of Genzyme for the amount of damages sustained by Genzyme as a result of the alleged breaches of fiduciary duty, disgorgement to Genzyme of proceeds that certain of our directors and executive officers received from sales of Genzyme stock and all proceeds derived from their service as directors or executives of Genzyme, and reimbursement of plaintiffs' costs, including attorneys' and experts' fees. The District Court Actions have been consolidated in In Re Genzyme Derivative Litigation and the plaintiffs have agreed to a joint stipulation staying these cases until our board of directors has had sufficient time to exercise its duties and complete an appropriate investigation, which is ongoing. On July 9, 2010, one of the State Court Actions was dismissed without prejudice for plaintiffs' failure to serve process on the defendants. The Middlesex Court also ordered transfer and consolidation of the remaining two State Court Actions in the Suffolk Superior Court Business Litigation Session. The court has indicated that discovery in that action also will be stayed for some period pending the board of director's completion of its ongoing investigation in response to the shareholders demand.

Fabrazyme Patent Litigation

        In October 2009, Shelbyzyme LLC filed a complaint against us in the U.S. District Court for the District of Delaware alleging infringement of U.S. patent 7,011,831 by "making, using, selling and promoting a method for the treatment of" Fabry disease. The '831 patent, which is directed to a method for treating Fabry disease, was issued in March 2006 and expired in March 2009. The plaintiffs seek damages for past infringement, including treble damages for alleged willful infringement and reimbursement of costs, including attorney's fees. We intend to defend this lawsuit vigorously.

Other Matters

        We are party to a legal action brought by Kayat pending before the District Court in Nicosia, Cyprus. Kayat alleges that we breached a 1996 distribution agreement under which we granted Kayat the right to distribute melatonin tablets in the Ukraine, primarily by not providing products or by providing non-conforming products. Kayat further claims that due to the alleged breach, it suffered lost profits that Kayat claims it would have received under agreements it alleges it had entered into with subdistributors. Kayat also alleges common law fraud and violations of Mass. Gen. L. c. 93A and the Racketeer Influenced and Corrupt Organizations Act. Kayat filed its suit on August 8, 2002 and a trial began in Cyprus in December 2009. Kayat seeks damages for its legal claims and for expenses it claims it has incurred, including legal fees and advertising, promotion and other out-of-pocket expenses. We believe we acted appropriately in all regards, including properly terminating the agreement when we decided to exit the melatonin business, and we intend to defend this lawsuit vigorously.

        We are not able to predict the outcome of the lawsuits and matters described above or estimate the amount or range of any possible loss we might incur if we do not prevail in final, non-appealable determination of these matters. Therefore, we have not accrued any amounts in connection with the lawsuits and matters described above.

        We also are subject to other legal proceedings and claims arising in connection with our business. Although we cannot predict the outcome of these proceedings and claims, we do not believe the ultimate resolution of any of these existing matters would have a material adverse effect on our consolidated financial position or results of operations.

NOTE N. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

Federal Securities Litigation

        In July 2009 and August 2009, two purported securities class action lawsuits were filed in the U.S. District Court for the District of Massachusetts against us and our President and Chief Executive Officer. The lawsuits were filed on behalf of those who purchased our common stock during the period from June 26, 2008 through July 21, 2009 and allege violations of Section 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. Each of the lawsuits is premised upon allegations that we made materially false and misleading statements and omissions by failing to disclose instances of viral contamination at two of our manufacturing facilities and our receipt of a list of inspection observations from the FDA related to one of the facilities, which detailed observations of practices that the FDA considered to be deviations from GMP. The plaintiffs seek unspecified damages and reimbursement of costs, including attorneys' and experts' fees. In November 2009, the lawsuits were consolidated and a lead plaintiff appointed. We intend to defend this lawsuit vigorously.

Shareholder Demand Letters

        Since August 2009, we have received nine letters from shareholders demanding that our board of directors take action on our behalf of Genzyme Corporation to remedy alleged breaches of fiduciary duty by our directors and certain executive officers. The demand letters are primarily premised on allegations regarding our disclosures to shareholders with respect to manufacturing issues and compliance with GMP and our processes and decisions related to manufacturing at our Allston facility. Several of the letters also assert that certain of our executive officers and directors took advantage of their knowledge of material non-public information about Genzyme to illegally sell stock they personally held in Genzyme. Our board of directors has designated a special committee of three independent directors to oversee the investigation of the allegations made in the demand letters and to recommend to the independent directors of the board whether any action should be instituted on behalf of Genzyme Corporation against any officer or director. The committee has retained independent legal counsel. If the independent members of our board of directors were to make a determination that it was in our best interest to institute an action against any officers or directors, any monetary recovery would be to the benefit of Genzyme Corporation. The special committee's investigation is ongoing.

Shareholder Derivative Actions

        In December 2009, two actions were filed by shareholders derivatively for Genzyme's benefit in the U.S. District Court for the District of Massachusetts against our board of directors and certain of our executive officers after a ninety day period following their respective demand letters had elapsed (the "District Court Actions"). In January 2010, a derivative action was filed in Massachusetts Superior Court by a shareholder who has not issued a demand letter (the "January State Court Action"). In February 2010, a derivative action was filed in Massachusetts Superior Court by a shareholder after a ninety day period following the shareholder's demand letter had elapsed. The derivative actions in general are based on allegations that our directors and certain executive officers breached their fiduciary duties by causing Genzyme to make purportedly false and misleading or inadequate disclosures of information regarding manufacturing issues, compliance with GMP, ability to meet product demand, expected revenue growth, and approval of Lumizyme. The actions also allege that certain of our directors and executive officers took advantage of their knowledge of material non-public information about Genzyme to illegally sell stock they personally held in Genzyme. The plaintiffs generally seek, among other things, judgment in favor of Genzyme for the amount of damages sustained by Genzyme as a result of the alleged breaches of fiduciary duty, disgorgement to Genzyme of proceeds that certain of our directors and executive officers received from sales of Genzyme stock and all proceeds derived from their service as directors or executives of Genzyme, and reimbursement of plaintiffs' costs, including attorneys' and experts' fees. The plaintiffs in the District Court Actions have agreed to a joint stipulation consolidating and staying these cases until our board of directors has had sufficient time to exercise its duties and complete an appropriate investigation, which is ongoing. We have filed a motion to dismiss, or in the alternative, stay the January State Court Action. We intend to defend these lawsuits vigorously.

Fabrazyme Patent Litigation

        In October 2009, Shelbyzyme LLC filed a complaint against us in the U.S. District Court for the District of Delaware alleging infringement of U.S. patent 7,011,831 by "making, using, selling and promoting a method for the treatment of" Fabry disease. The '831 patent, which is directed to a method for treating Fabry disease, was issued in March 2006 and expired in March 2009. The plaintiffs seek damages for past infringement, including treble damages for alleged willful infringement and reimbursement of costs, including attorney's fees. We intend to defend this lawsuit vigorously.

Other Matters

        We are party to a legal action brought by Kayat pending before the District Court in Nicosia, Cyprus. Kayat alleges that we breached a 1996 distribution agreement under which we granted Kayat the right to distribute melatonin tablets in the Ukraine, primarily by not providing products or by providing non-conforming products. Kayat further claims that due to the alleged breach, it suffered lost profits that Kayat claims it would have received under agreements it alleges it had entered into with subdistributors. Kayat also alleges common law fraud and violations of Mass. Gen. L. c. 93A and RICO. Kayat filed its suit on August 8, 2002 and a trial began in Cyprus in December 2009. Kayat seeks damages for its legal claims and for expenses it claims it has incurred, including legal fees and advertising, promotion and other out-of-pocket expenses. We believe we acted appropriately in all regards, including properly terminating the agreement when we decided to exit the melatonin business, and we intend to defend this lawsuit vigorously.

        We are not able to predict the outcome of the lawsuits and matters described above or estimate the amount or range of any possible loss we might incur if we do not prevail in final, non-appealable determination of these matters. Therefore, we have not accrued any amounts in connection with the lawsuits and matters described above.

        In April 2005, Church & Dwight Co., Inc., or Church & Dwight, filed a suit in U.S. District Court for the District of New Jersey against Abbott Laboratories, or Abbott, claiming that certain over-the-counter pregnancy tests distributed by Abbott between 1999 and 2003 infringed upon patents owned by Church & Dwight. During part of this period, a portion of the test kits distributed by Abbott were manufactured by Wyntek Diagnostics, Inc., or Wyntek, which had agreed to indemnify Abbott for patent infringement related costs and damages for these products. In 2002, we acquired Wyntek and assumed the obligations under this agreement. In June 2008, the court issued a ruling awarding Church & Dwight approximately  $29 million in damages based on a jury finding of willful infringement by Abbott and in September 2009, Abbott agreed to pay Church & Dwight approximately  $27 million to settle the lawsuit. In November 2009, we paid  $6.0 million to Abbott for a full release of any indemnification obligations we might have had under the agreement between Wyntek and Abbott, which was recorded as a charge to SG&A in our consolidated statements of operations for 2009.

        Through June 30, 2003, we had three outstanding series of common stock, which we referred to as tracking stocks: Genzyme General Stock (which we now refer to as Genzyme Stock); Biosurgery Stock; and Molecular Oncology Stock. On August 6, 2007, we reached an agreement in principle to settle for  $64.0 million the lawsuits related to our 2003 exchange of Genzyme Stock for Biosurgery Stock. We recorded a liability for the settlement payment of  $64.0 million as a charge to SG&A in our consolidated statements of operations for the three months ended June 30, 2007. We paid the settlement in August 2007. The court approved the settlement in October 2007. We have submitted claims to our insurers for reimbursement of portions of the expenses incurred in connection with these cases; the insurers have denied coverage, and therefore, we have not recorded a receivable for any potential recovery from our insurers. In our lawsuit against our primary insurer, the court granted the insurer's motion to dismiss the suit in October 2009. We have appealed this judgment.

        We also are subject to other legal proceedings and claims arising in connection with our business. Although we cannot predict the outcome of these proceedings and claims, we do not believe the ultimate resolution of any of these existing matters would have a material adverse effect on our consolidated financial position or results of operations.

INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
INCOME TAXES:
INCOME TAXES

14. Benefit from (Provision for) Income Taxes

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
	(Amounts in thousands)
Benefit from (provision for) income taxes	$19,953	$(78,870)	$81,752	$(157,754)
Effective tax rate	(84)%	30%	(41)%	29%

        Our effective tax rate for all periods presented varies from the U.S. statutory tax rate as a result of:

  •
  income and expenses taxed at rates other than the U.S. statutory tax rate;

  •
  our provision for state income taxes;

  •
  domestic manufacturing benefits;

  •
  benefits related to tax credits; and

  •
  non-deductible stock-based compensation expenses totaling  $9.1 million for the three months ended and  $21.0 million for the six months ended June 30, 2010, as compared to  $21.8 million for the three months ended and  $31.5 million for the six months ended June 30, 2009.

        In addition, our tax benefit for both the three and six months ended June 30, 2010 includes:

  •
  tax expenses resulting from the remeasurement of the deferred tax assets related to our acquisition from Bayer in 2009 in the amount of  $9.9 million for the three months ended June 30, 2010 and  $20.6 million for the six months ended June 30, 2010; and

  •
   $10.0 million of tax benefits due to the realization, for U.S. income tax purposes, of prior periods' foreign income tax paid.

Our benefits from tax provisions for the six months ended June 30, 2010 also includes tax benefits in the amount of  $15.2 million as a result of the resolution of tax examinations in major tax jurisdictions.

        We are currently under audit by various states and foreign jurisdictions for various years. We believe that we have provided sufficiently for all audit exposures. Settlement of these audits or the expiration of the statute of limitations on the assessment of income taxes for any tax year will likely result in a reduction of future tax provisions. Any such benefit would be recorded upon final resolution of the audit or expiration of the applicable statute of limitations.

NOTE O. INCOME TAXES

        Our income (loss) before income taxes and the related income tax provisions are as follows (amounts in thousands):

	For the Years Ended December 31,
	2009	2008	2007
Income (loss) before income taxes:
Domestic	$218,744	$655,550	$753,987
Foreign	324,989	(30,012)	(18,313)

Total	$543,733	$625,538	$735,674

Currently payable:
Federal	$135,699	$347,100	$313,136
State	14,736	26,212	19,498
Foreign	66,709	26,345	28,986

Total	217,144	399,657	361,620

Deferred:
Federal	(111,133)	(153,183)	(75,931)
State	(23,005)	(13,588)	(10,311)
Foreign	38,427	(28,429)	(19,897)

Total	(95,711)	(195,200)	(106,139)

Provision for income taxes	$121,433	$204,457	$255,481

        Our provisions for income taxes were at rates other than the U.S. federal statutory tax rate for the following reasons:

	For the Years Ended December 31,
	2009	2008	2007
Tax provision at U.S. statutory rate	35.0%	35.0%	35.0%
Domestic manufacturing benefits	(4.3)	(2.1)	(0.5)
Legal settlements	—	—	3.0
Audit settlements	—	(1.3)	0.5
Stock compensation	2.2	1.5	1.3
Tax credits	(5.5)	(3.9)	(3.5)
Foreign rate differential	(3.2)	1.4	(2.1)
Other	(1.9)	2.1	1.0

Effective tax rate	22.3%	32.7%	34.7%

        Our effective tax rate for 2009 was impacted by:

  •
  non-deductible stock-based compensation expenses totaling  $33.5 million;

  •
  the tax benefits related to tax credits of  $30.0 million; and

  •
  domestic manufacturing benefits of  $23.5 million.

        Our effective tax rate for 2008 was impacted by:

  •
  non-deductible stock compensation expenses of  $34.0 million in 2008; and

  •
   $5.1 million of tax benefits recorded to our income tax provision reflecting the resolution of various issues related to the settlement of IRS audits for the tax years 2004 to 2005. In conjunction with those settlements, we reduced our tax reserves by  $4.9 million and recorded current and deferred tax benefits for the remaining portion of the settlement amounts.

        Our effective tax rate for 2007 was impacted by:

  •
  the charge for IPR&D of  $106.4 million recorded in October 2007 in connection with our acquisition of Bioenvision, of which  $100.3 million was deductible and taxed at rates other than the U.S. statutory income tax rate and  $6.1 million was non-deductible;

  •
  non-deductible stock compensation expenses of  $32.0 million in 2007;

  •
  a non-deductible charge of  $64.0 million for the settlement of the Biosurgery tracking stock suit in August 2007; and

In addition, our overall tax rate has changed significantly due to fluctuations in our income before taxes, which was  $543.7 million in 2009,  $625.5 million in 2008, and  $735.7 million in 2007.

        Effective January 1, 2007, we recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position. The tax benefits recognized in our consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

        As of December 31, 2009, we had  $41.3 million of total gross unrecognized tax benefits, of which approximately  $40 million represents the amount of unrecognized tax benefits that, if recognized, would favorably affect our effective income tax rate in future periods. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (amounts in thousands):

Balance as of December 31, 2006	$36,515
Additions to tax provisions related to the current year	9,634
Additions to tax provisions related to the prior years	829
Reduction for tax provisions of prior years	(5,155)

Balance as of December 31, 2007	41,823
Additions to tax provisions related to the current year	8,445
Additions to tax provisions related to the prior years	10,029
Reduction for tax provisions of prior years	(8,232)

Balance as of December 31, 2008	52,065
Additions to tax provisions related to the current year	6,501
Additions to tax provisions related to prior years	3,403
Reduction for tax provisions of prior years	(22,139)

Balance as of December 31, 2009	$39,830

        We continue to recognize interest and penalties related to unrecognized tax benefits, which are not significant, within our provision for income taxes.

        The components of net deferred tax assets (liabilities) are described in the following table (amounts in thousands):

	December 31,
	2009	2008
Deferred tax assets:
Net operating loss carryforwards	$1,649	$49,587
Tax credits	22,163	18,831
Inventory	85,511	75,314
Depreciable assets	8,433	3,331
Stock-based compensation	183,395	133,847
Intangible amortization	133,172	75,051
Reserves, accruals and other	120,388	103,887

Total deferred tax assets	554,711	459,848
Deferred tax liabilities:
Realized and unrealized capital (gains) losses	531	(2,506)

Net deferred tax assets	$555,242	$457,342

        Our ability to realize the benefit of the net deferred tax assets is dependent on our generating sufficient taxable income. While it is not assured, we believe that it is more likely than not that we will be able to realize all of our net deferred tax assets. The amount we can realize, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

        At December 31, 2009, we had for U.S. income tax purposes, no significant net operating loss carryforwards and tax credit carryforwards of  $22.2 million, primarily for state income tax purposes. The tax credits begin expiring after 2021.

        We are currently under IRS audit for the tax years 2006 and 2007 and various states and foreign jurisdictions for various years. We believe that we have provided sufficiently for all audit exposures. We reasonably expect that our unrecognized tax benefits will decrease within the next twelve months by approximately  $13 million as a result of the resolution of tax examinations. Settlement of these audits or the expiration of the statute of limitations on the assessment of income taxes for any tax year will likely result in a reduction of future tax provisions. Any such benefit would be recorded upon final resolution of the audit or expiration of the applicable statute of limitations.

BENEFIT PLANS	12 Months Ended
Dec. 31, 2009
BENEFIT PLANS
BENEFIT PLANS

NOTE P. BENEFIT PLANS

Defined Contribution Plans

        We have two defined contribution plans:

  •
  the Genzyme Corporation 401(k) Plan, which we refer to as the 401(k) Plan; and

  •
  the Biomatrix, Inc. Retirement Plan, which we refer to as the Biomatrix Plan.

        The 401(k) Plan was established effective January 1, 1988 to provide a long-range program of systematic savings for eligible employees. Employees of Genzyme Corporation as well as our wholly-owned subsidiaries in the United States are eligible to participate in the 401(k) Plan. For 2009, eligible employees could elect, through salary reduction agreements, to have up to 60% or a maximum of  $16,500 of their eligible compensation contributed on a pre-tax basis to the 401(k) Plan. We made bi-weekly matching contributions to the 401(k) Plan equal to 100% of the first 6% of the 401(k) Plan participant's eligible earnings that are contributed as pre-tax contributions.

        SG&A includes the following charges related to the 401(k) Plan, representing our matching contributions incurred in each year:

  •
   $33.8 million in 2009;

  •
   $33.6 million in 2008; and

  •
   $25.0 million in 2007.

        Effective December 31, 2000, the Biomatrix Plan was frozen and the participants in this plan became eligible to participate in the 401(k) Plan.

Defined Benefit Plans

        We have defined benefit pension plans for certain employees in countries outside the United States and a defined benefit post-retirement plan for one of our U.S. subsidiaries, which has been frozen since 1995 and is not significant. These plans are funded in accordance with requirements of the appropriate regulatory bodies governing each plan.

        The following table sets forth the funded status and the amounts recognized for our defined benefit pension plans outside the United States (amounts in thousands):

	December 31,
	2009	2008
Change in benefit obligation:
Projected benefit obligation, beginning of year	$65,322	$97,608
Service cost	4,471	6,313
Interest cost	4,642	5,468
Plan participants' contributions	2,024	2,073
Actuarial (gain)/loss	24,687	(21,372)
Foreign currency exchange rate changes	8,658	(23,150)
Benefits paid	(1,444)	(1,618)

Projected benefit obligation, end of year	$108,360	$65,322

Change in plan assets:
Fair value of plan assets, beginning of year	$43,755	$72,387
Return on plan assets	10,145	(16,155)
Employer contribution	4,380	4,486
Plan participants' contributions	2,024	2,073
Foreign currency exchange rate changes	6,053	(17,640)
Benefits paid	(1,246)	(1,396)

Fair value of plan assets, end of year	$65,111	$43,755

Funded status at end of year	$(43,249)	$(21,567)

        Amounts recognized in our consolidated balance sheets consist of (amounts in thousands):

	December 31,
	2009	2008
Accrued expenses	$(1,973)	$(1,234)
Other noncurrent liabilities	(41,276)	(20,333)

Net amount recognized	$(43,249)	$(21,567)

        The amounts recognized in accumulated other comprehensive income (loss) for our U.K. Pension Plan were (amounts in thousands):

	For the Years Ended December 31,
	2009	2008	2007
Net actuarial gains	$34,076	$20,631	$22,187
Net prior service costs	—	—	—

The amounts recognized or not yet recognized in accumulated other comprehensive income (loss) by our other pension plans were not significant for the years ended December 31, 2009, 2008 or 2007. The estimated amounts that will be amortized from accumulated other comprehensive income (loss) at December 31, 2009 into net pre-tax periodic pension costs in 2010 are also not significant.

        The weighted average assumptions used in determining related obligations of pension benefit plans are shown below:

	December 31,
	2009	2008
Weighted average assumptions:
Discount rate	5.67%	6.42%
Rate of compensation increase	4.62%	4.12%

        For the year ended December 31, 2009, the discount rate used to determine the benefit obligations for our plans was based on highly rated long-term bond indices and yield curves that match the duration of each plan's benefit obligations. The bond indices and yield curve analyses include only bonds rated Aa or higher from reputable rating agencies. The discount rate represents the average of the discount rates for each plan weighted by plan liabilities as of December 31, 2009. The discount rate reflects the rate at which the pension benefits could be effectively settled.

        The weighted average assumptions used to determine the net pension expense are shown below:

	December 31,
	2009	2008	2007
Weighted average assumptions:
Discount rate	6.43%	5.78%	5.12%
Rate of return on assets	7.64%	7.61%	7.67%
Rate of compensation increase	4.15%	4.81%	4.44%

        The components of net pension expense are as follows (amounts in thousands):

	December 31,
	2009	2008	2007
Service cost	$4,471	$6,313	$6,436
Interest cost	4,642	5,468	5,063
Expected return on plan assets	(4,034)	(5,607)	(3,411)
Amortization and deferral of actuarial gain (loss)	761	827	(456)

Net pension expense	$5,840	$7,001	$7,632

        The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows (amounts in thousands):

	December 31,
	2009	2008
Projected benefit obligation	$108,360	$65,322
Accumulated benefit obligation	99,079	56,462
Fair value of plan assets	65,111	43,755

        In December 2009, we adopted the provisions of new guidance related to expanded disclosure requirements for assets held in employer's defined benefit pensions or other post retirement plans, including employers' investment strategies, major categories of plan assets, concentrations of risk within plan assets and the valuation techniques used to measure fair value of plan assets.

        At December 31, 2009 and 2008, plan assets for our foreign defined pension benefit plans consist primarily of the assets of our U.K. Pension Plan. All of the U.K. Pension Plan assets are invested in nine mutual funds, which are designated as Level 2 investments as of December 31, 2009. Defined pension benefit plan assets for our other foreign subsidiaries as of December 31, 2009 and 2008 were not significant.

        The investment objective of our U.K. Pension Plan is to maximize the overall return from investment income and capital appreciation without resorting to a high risk investment strategy. The plan has no employer-related investments. Our U.K. Pension Plan retains professional investment managers that invest plan assets primarily in equity securities, bonds, property, and cash and other investments, which is consistent with the plan's liability profile.

        The U.K. Pension Plan's benchmark allocation strategy is 55% U.K. equities, 20% overseas equities, 15% bonds and 10% real estate.

        The actual weighted average asset allocations for our U.K. Pension Plan are as follows:

	December 31,
	2009	2008
U.K. equity securities	56%	56%
Other overseas equity securities	21%	25%
Bonds	9%	11%
Real estate	8%	4%
Other	6%	4%

Total	100%	100%

        The assumption made for the expected return on assets is based on the benchmark allocation strategy for our U.K. Pension Plan. Returns for individual asset categories are derived from market yields at the effective date, together with, in the case of equity-type assets, allowance for the additional future return expected from such assets compared to fixed interest investments.

Contributions

        We expect to contribute approximately  $9 million to our U.K. Pension Plan in 2010.

Estimated Future Benefit Payments

        We expect to pay the following benefit payments for our defined pension benefit plans outside the United States, which reflect expected future service, as appropriate (amounts in thousands):

Estimated Future Benefit Payments
2010	$2,045
2011	1,908
2012	2,176
2013	2,388
2014	2,855
2015 - 2019	20,987

Total	$32,359

SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
SEGMENT INFORMATION
SEGMENT INFORMATION

15. Segment Information

        We present segment information in a manner consistent with the method we use to report this information to our management. Effective January 1, 2010, based on changes in how we review our business, we re-allocated certain of our business units amongst our segments and adopted new names for certain of our reporting segments. Under the new reporting structure, we are organized into five reporting segments as described above in Note 1., "Description of Business," to these consolidated financial statements. We have revised our 2009 segment disclosures to conform to our 2010 presentation.

        We have provided information concerning the operations of these reportable segments in the following tables (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Revenues:
Personalized Genetic Health(1,3)	$350,540	$581,728	$743,044	$1,131,688
Renal and Endocrinology	258,379	247,277	510,802	489,745
Biosurgery	163,982	139,327	301,348	258,849
Hematology and Oncology(2)	176,497	111,990	332,807	200,563
Multiple Sclerosis(2)	—	5,066	—	12,357
Other	129,753	142,568	265,612	283,171
Corporate	288	554	299	1,008

Total	$1,079,439	$1,228,510	$2,153,912	$2,377,381

Income (loss) before income taxes:
Personalized Genetic Health(1,3)	$70,571	$332,700	$43,555	$684,495
Renal and Endocrinology	113,436	111,106	227,960	217,168
Biosurgery	61,608	33,750	90,603	62,083
Hematology and Oncology(2)	31,826	(17,030)	40,196	(20,015)
Multiple Sclerosis(2)	(52,355)	(2,161)	(142,280)	(18,607)
Other(4)	(447)	15,013	3,781	10,215
Corporate(5)	(248,365)	(206,934)	(464,288)	(394,525)

Total	$(23,726)	$266,444	$(200,473)	$540,814

(1)
Includes the impact of supply constraints for Cerezyme and Fabrazyme for all periods presented.
(2)
On May 29, 2009, we acquired the worldwide rights to the oncology products Campath, Fludara and Leukine and alemtuzumab for MS from Bayer. As of that date, we ceased recognizing research and development revenue for Bayer's reimbursement of a portion of the development costs for alemtuzumab for MS. The fair value of the research and development costs for alemtuzumab for MS that will be reimbursed by Bayer is accounted for as an offset to the contingent consideration obligations for alemtuzumab for MS.

  Income (loss) before income taxes for our Hematology and Oncology and Multiple Sclerosis reporting segments includes the following contingent consideration expenses (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Contingent consideration expenses:
Hematology and Oncology	$(34,506)	$4,330	$(13,074)	$4,330
Multiple Sclerosis	44,527	4,760	85,644	4,760

Total contingent consideration expenses	$10,021	$9,090	$72,570	$9,090

  In addition, income (loss) before income taxes for our Multiple Sclerosis reporting segment includes a gain on acquisition of business of  $24.2 million for the three and six months ended June 30, 2009 for which there were no comparable amounts in 2010. The fair value of the identifiable assets acquired of  $1.03 billion exceeded the fair value of the purchase price for the transaction of  $1.01 billion.

(3)
Includes a charge of  $175.0 million recorded to SG&A for the six months ended June 30, 2010 for the upfront disgorgement of past profits provided for in the consent decree we entered into with the FDA. For more information about the consent decree, see Note 13., "Commitments and Contingencies," to these consolidated financial statements.

(4)
Includes a charge of  $18.2 million recorded to research and development expense in our consolidated statements of operations in January 2009 for intellectual property we acquired from EXACT Sciences Corporation, or EXACT Sciences.

(5)
Loss before income taxes for Corporate includes our corporate, general and administrative and corporate science activities, all of our stock-based compensation expenses, as well as net gains on our investments in equity securities, investment income, interest expense and other income and expense items that we do not specifically allocate to a particular reporting segment.

Segment Assets

        We provide information concerning the assets of our reportable segments in the following table (amounts in thousands):

	June 30, 2010	December 31, 2009
Segment Assets(1):
Personalized Genetic Health(2)	$1,211,225	$1,525,602
Renal and Endocrinology	1,193,872	1,283,731
Biosurgery	482,117	509,064
Hematology and Oncology	1,343,840	1,406,684
Multiple Sclerosis	951,332	956,448
Other	447,740	462,978
Corporate(3)	4,133,773	3,916,217

Total	$9,763,899	$10,060,724

(1)
Assets for our five reporting segments and Other include primarily accounts receivable, inventory and certain fixed and intangible assets, including goodwill.

(2)
For the year ended December 31, 2009, includes a gross technology intangible asset of  $240.3 million and related accumulated amortization of  $(24.0) million related to our consolidation of the results of BioMarin/Genzyme LLC. Effective January 1, 2010, under new guidance we adopted for consolidating variable interest entities, we no longer consolidate the results of this joint venture and no longer include this gross technology asset and the related accumulated amortization or a related other noncurrent liability in our consolidated balance sheet.
(3)
Includes the assets related to our corporate, general and administrative operations, and corporate science activities that we do not allocate to a particular segment. Segment assets for Corporate consist of the following (amounts in thousands):

	June 30, 2010	December 31, 2009
Cash, cash equivalents, short- and long-term investments in debt securities	$974,154	$1,049,700
Deferred tax assets, net	706,009	555,242
Property, plant & equipment, net	1,986,309	1,787,054
Investments in equity securities	74,227	74,438
Other	393,074	449,783

Total	$4,133,773	$3,916,217

NOTE Q. SEGMENT INFORMATION

        We present segment information in a manner consistent with the method we use to report this information to our management. We changed our segment reporting structure to better reflect the way we manage and measure the performance of our businesses. Under the new reporting structure, we are organized into five reporting segments as described above in Note A., "Summary of Significant Accounting Policies—Description of Business," to these consolidated financial statements. We have revised our 2008 and 2007 segment disclosures to conform to our 2009 presentation.

        We have provided information concerning the operations of these reportable segments in the following tables (amounts in thousands):

	For the Years Ended December 31,
	2009	2008	2007
Revenues:
Personalized Genetic Health(1)(3)	$1,849,609	$2,296,136	$1,826,740
Renal and Endocrinology	1,008,352	954,421	832,109
Biosurgery	561,815	491,100	426,647
Hematology and Oncology(2)	512,920	309,538	251,759
Multiple Sclerosis	12,467	21,709	11,595
Other	568,364	530,874	463,054
Corporate	1,998	1,261	1,615

Total	$4,515,525	$4,605,039	$3,813,519

Depreciation and amortization expense:
Personalized Genetic Health	$55,128	$47,150	$40,776
Renal and Endocrinology	84,342	83,314	83,609
Biosurgery	87,007	76,327	71,512
Hematology and Oncology(2)	102,991	67,784	49,063
Multiple Sclerosis	2,207	592	388
Other	36,788	33,207	34,528
Corporate	87,901	66,290	58,320

Total	$456,364	$374,664	$338,196

Equity in income (loss) of equity method investments:
Personalized Genetic Health	$—	$185	$29,258
Renal and Endocrinology	—	—	(45)
Biosurgery	—	—	—
Hematology and Oncology	—	—	(21,101)
Multiple Sclerosis	—	—	—
Other	—	—	—
Corporate	—	16	(714)

Total	$—	$201	$7,398

Income (loss) before income taxes:
Personalized Genetic Health(1)(3)(4)	$909,882	$1,090,514	$1,169,371
Renal and Endocrinology(5)	453,322	261,992	297,458
Biosurgery	149,062	99,553	60,082
Hematology and Oncology(2)	(80,928)	(90,854)	(215,571)
Multiple Sclerosis(2)	(101,295)	(48,689)	(20,789)
Other(6)	36,738	34,529	33,797
Corporate(7)	(823,048)	(721,507)	(588,674)

Total	$543,733	$625,538	$735,674

(1)
Effective January 1, 2008, instead of sharing all costs and profits of Aldurazyme equally, we began to record all sales of Aldurazyme and began paying BioMarin a tiered payment ranging from approximately 39.5% to 50% of worldwide net product sales of Aldurazyme. Revenue for our Personalized Genetic Health reporting segment includes Aldurazyme revenue of  $155.1 million for 2009 and  $151.7 million for 2008.

(2)
The results of operations of acquired companies are included in segment results beginning on the date of acquisition. Significant acquisitions impacting our segment results above are:

Acquisition	Segment	Date Acquired
Acquisition from Bayer	Hematology and Oncology, Multiple Sclerosis	May 29, 2009
Bioenvision	Hematology and Oncology	October 23, 2007

  Includes:

  •
   $31.5 million of charges for our Hematology and Oncology segment and  $34.1 million of charges for our Multiple Sclerosis segment, related to the contingent consideration expenses recorded in 2009. These charges related to the increase in fair value of the contingent consideration obligations recorded as a result of our acquisition from Bayer; and

  •
   $125.5 million of IPR&D charges recorded in 2007 related to our acquisition of Bioenvision.

(3)
Includes:

•
the impact of supply constraints for Cerezyme and Fabrazyme due to the temporary suspension of production at our Allston facility in June 2009;

•
a charge of  $100.0 million recorded in July 2008 as a nonrefundable upfront license fee payment to PTC related to our collaboration agreement to develop and commercialize ataluren for the treatment of genetic diseases caused by nonsense mutations, including DMD, CF and hemophilia; and

•
a charge of  $25.0 million recorded in June 2007 for an upfront payment made to Ceregene in connection with a collaboration agreement for the development and commercialization of CERE-120, a gene therapy product for the treatment of Parkinson's disease.

(4)
Includes a charge of  $175.0 million recorded in June 2008 and a charge of  $69.9 million recorded in February 2008 as license fee payments to Isis for exclusive, worldwide rights to mipomersen.

(5)
Includes charges of  $130.0 million recorded in October 2008 for amounts accrued or paid to Osiris for nonrefundable upfront license fees related to our collaboration to develop and commercialize Prochymal and Chondrogen.

(6)
Includes a charge of  $18.2 million recorded to research and development expense in our consolidated statements of operations in January 2009 for intellectual property we acquired from EXACT Sciences.

(7)
Loss before income taxes for Corporate includes our corporate, general and administrative and corporate science activities, all of the stock-based compensation expenses, as well as net gains on investments in equity securities, interest income, interest expense and other income and expense items that we do not specifically allocate to a particular reporting segment. Loss before income taxes for Corporate includes a charge of  $64.0 million in 2007 for the settlement of the litigation related to the consolidation of our former tracking stocks.

  Segment Assets

        We provide information concerning the assets of our reportable segments in the following table (amounts in thousands):

	December 31,
	2009	2008	2007
Segment Assets(1):
Personalized Genetic Health(2)	$1,525,602	$1,547,417	$1,167,557
Renal and Endocrinology	1,283,731	1,381,100	1,552,086
Biosurgery	509,064	497,813	458,239
Hematology and Oncology(3)	1,406,684	1,022,272	1,042,593
Multiple Sclerosis(3)	956,448	324,111	313,407
Other(4)	462,978	410,388	374,982
Corporate(3)(4)	3,916,217	3,488,175	3,405,511

Total	$10,060,724	$8,671,276	$8,314,375

(1)
Assets for our five reporting segments and Other include primarily accounts receivable, inventory and certain fixed and intangible assets, including goodwill.

(2)
Effective January 1, 2008, in connection with the restructuring of BioMarin/Genzyme LLC, we licensed certain rights to commercialize Aldurazyme from the joint venture, and began consolidating the results of the joint venture at fair value. As of December 31, 2009, other intangible assets, net includes  $240.2 million for the fair value of the joint venture's manufacturing and commercialization rights to Aldurazyme, offset by  $(24.0) million of related amortization. Other noncurrent liabilities as of December 31, 2009, includes  $216.2 million of additional net liabilities related to the fair value of these rights.

(3)
In May 2009, we acquired the worldwide rights to the oncology products Campath, Fludara and Leukine and alemtuzumab for MS from Bayer for  $42.4 million of cash, net of refundable deposits, and  $964.1 million of contingent consideration obligations. Total assets for the acquisition as of May 29, 2009, the date of acquisition, include (amounts in millions):

	Hematology and Oncology	Multiple Sclerosis	Amount
Inventory	$136.4	—	$136.4
Developed technology	261.4	—	261.4
IPR&D	—	632.9	632.9

Total	$397.8	$632.9	$1,030.7

  In October 2007, we acquired Bioenvision for net consideration of  $304.7 million. Total assets for the acquisition as of October 23, 2007, the date of acquisition, include (amounts in millions):

	Amount	Business Segment
Cash and cash equivalents	$45.2	Corporate
Goodwill and other intangible assets	257.7	Hematology and Oncology
Other tangible assets	13.0	Hematology and Oncology

Total	$315.9

(4)
Includes the assets related to our corporate, general and administrative operations, and corporate science activities that we do not allocate to a particular segment, including cash, cash equivalents, short- and long-term investments in debt securities, net property, plant and equipment and deferred tax assets.

Segment assets for Corporate consist of the following (amounts in thousands):

	December 31,
	2009	2008	2007
Cash, cash equivalents, short- and long-term investments in debt securities	$1,049,700	$973,691	$1,460,394
Deferred tax assets, net	555,242	457,342	260,005
Property, plant & equipment, net	1,787,054	1,524,442	1,240,992
Investments in equity securities	74,438	83,325	89,181
Other	449,783	449,375	354,939

Total	$3,916,217	$3,488,175	$3,405,511

Geographic Information

        We operate in the healthcare industry and we manufacture and market our products primarily in the United States and Europe. Our principal manufacturing facilities are located in the United States, England, Republic of Ireland, France and Belgium. The following tables contain certain financial information by geographic area (amounts in thousands):

	For the Years Ended December 31,
	2009	2008	2007
Revenues:
United States	$2,375,523	$2,259,086	$1,996,764
Europe	1,388,415	1,587,318	1,238,360
Other	751,587	758,635	578,395

Total	$4,515,525	$4,605,039	$3,813,519

	December 31,
	2009	2008	2007
Long-lived assets:
United States	$1,646,588	$1,374,708	$1,067,918
Europe	1,350,139	1,099,916	1,044,901
Other	23,928	11,429	11,644

Total	$3,020,655	$2,486,053	$2,124,463

        Our results of operations are dependent on sales of Cerezyme. Sales of this product represented 18% of our total revenue in 2009, 27% of our total revenue in 2008 and 30% of our total revenue in 2007. We manufacture Cerezyme at our Allston facility and perform certain fill-finish activities at our facility in Waterford, Ireland. We sell this product directly to physicians, hospitals and treatment centers as well as through unaffiliated distributors. Distributor sales of Cerezyme represented 15% of Cerezyme revenue in 2009, 15% in 2008 and 17% in 2007. We believe that our credit risk associated with trade receivables is mitigated as a result of the fact that this product is sold to a large number of customers over a broad geographic area.

        Sales of Renagel/Renvela, including sales of bulk sevelamer, represented 16% of our total revenue in 2009, 14% of our total revenue in 2008 and 16% of total revenue in 2007. A substantial portion of the sales of Renagel/Renvela are to wholesale distributors.

QUARTERLY RESULTS (Unaudited)	12 Months Ended
Dec. 31, 2009
QUARTERLY RESULTS.
QUARTERLY RESULTS (Unaudited)

NOTE R. QUARTERLY RESULTS (Unaudited)

	1st Quarter 2009	2nd Quarter 2009	3rd Quarter 2009	4th Quarter 2009
	(Amounts in thousands, except per share amounts)
Total revenues	$1,148,871	$1,228,510	$1,057,514	$1,080,630
Gross profit(1)	842,931	870,595	696,715	698,866
Net income(2)	195,486	187,574	15,995	23,245
Net income per share:
Basic	$0.72	$0.69	$0.06	$0.09
Diluted	$0.70	$0.68	$0.06	$0.09

	1st Quarter 2008	2nd Quarter 2008	3rd Quarter 2008	4th Quarter 2008
	(Amounts in thousands, except per share amounts)
Total revenues	$1,100,061	$1,171,134	$1,160,284	$1,173,560
Gross profit(3)	819,819	862,093	865,674	866,850
Net income(4)	145,271	69,564	119,596	86,650
Net income per share:
Basic	$0.54	$0.26	$0.44	$0.32
Diluted	$0.52	$0.25	$0.42	$0.31
(1)
Includes:

•
for the first quarter of 2009, a  $9.2 million pre-tax charge ( $7.2 million after tax) for the write off of Myozyme inventory costs related to incomplete production runs at our Belgium facility;

•
for the second quarter of 2009, a  $24.1 million pre-tax charge ( $17.9 million after tax) for the initial costs related to the remediation of our Allston facility and the write off of the Cerezyme work-in-process material;

•
for the third quarter of 2009, a  $23.7 million pre-tax charge ( $19.5 million after tax) for costs related to the remediation of our Allston facility; and

•
for the fourth quarter of 2009, a  $20.9 million pre-tax charge ( $15.2 million after tax) for manufacturing-related costs, including  $10.1 million related to the remediation of our Allston facility and approximately  $11 million of other manufacturing-related charges.

(2)
Includes:

•
for the first quarter of 2009, an  $18.2 million pre-tax charge ( $11.6 million after tax) for the acquisition of intellectual property from EXACT Sciences;

•
for the second quarter of 2009, a  $24.2 million pre-tax gain ( $17.6 million after tax) on acquisition of business related to our acquisition from Bayer; and

•
for the third quarter of 2009, a  $7.0 million pre-tax charge ( $5.4 million after tax) for the acquisition of intellectual property from Targeted Genetics.

(3)
Includes:

•
for the fourth quarter of 2008, an  $18.1 million pre-tax charge ( $13.4 million after tax) for the write off of inventory associated with terminated production runs and validation costs associated with our Belgium facility that were incorrectly capitalized from January to September 2008.

(4)
Includes:

•
for the first quarter of 2008, a  $69.9 million pre-tax charge ( $56.5 million after tax) for a license fee we paid to Isis;

•
for the second quarter of 2008, a  $175.0 million pre-tax charge ( $141.3 million after tax) for an additional license fee paid to Isis;
  •
  for the third quarter of 2008, a  $100.0 million pre-tax charge ( $91.3 million after tax) for a license fee we paid to PTC and  $14.3 million of pre-tax charges ( $10.6 million after tax) for net losses on investments in equity securities; and

  •
  for the fourth quarter of 2008, a  $130.0 million pre-tax charge ( $82.5 million after tax) for amounts accrued and paid to Osiris for a license fee and a  $16.0 million pre-tax charge ( $11.1 million after tax) for the license or purchase of certain intellectual property and technology relating to transactions with two third parties.

VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2009
VALUATION AND QUALIFYING ACCOUNTS
VALUATION AND QUALIFYING ACCOUNTS

NOTE S. VALUATION AND QUALIFYING ACCOUNTS

        The following table provides information about our valuation and qualifying accounts for the years ended December 31, 2009, 2008 and 2007:

		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Year ended December 31, 2009:
Accounts receivable allowances	$40,375,000	$18,705,000	$58,152,000	$47,338,000	$69,894,000
Rebates	$132,905,000	$—	$235,671,000	$234,574,000	$134,002,000
Year ended December 31, 2008:
Accounts receivable allowances	$40,287,000	$12,933,000	$14,071,000	$26,916,000	$40,375,000
Rebates	$90,437,000	$—	$203,333,000	$160,865,000	$132,905,000
Year ended December 31, 2007:
Accounts receivable allowances	$52,563,000	$9,664,000	$10,964,000	$32,904,000	$40,287,000
Rebates	$62,166,000	$—	$149,967,000	$121,696,000	$90,437,000

SUPPLEMENTAL GUARANTOR INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
SUPPLEMENTAL GUARANTOR INFORMATION
SUPPLEMENTAL GUARANTOR INFORMATION

16. Supplemental Guarantor Information

        Our payment obligations under our 2015 and 2020 Senior Notes (see Note 11. Long-Term Debt) are guaranteed by our wholly-owned subsidiary, Genzyme Therapeutic Products Limited Partnership ("Guarantor Subsidiary"). Such guarantees are full, unconditional and joint and several. The following supplemental financial information sets forth, on a combined basis, balance sheets, statements of income and statements of cash flows for Genzyme Corporation (Parent) and the Company's Guarantor Subsidiary—Genzyme Therapeutic Products Limited Partnership which is 100% owned by the Parent, and the Company's Non-Guarantor Subsidiaries.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of June 30, 2010
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$267,855	$57,726	$356,226	$—	$681,807
Short-term investments	—	152,706	—	—	152,706
Accounts receivable, net	420,119	1	470,124	—	890,244
Inventories	234,152	66,609	293,351	—	594,112
Other current assets	103,001	(249)	90,693	—	193,445
Intercompany accounts and notes receivable	1,127	636,734	103,486	(741,347)	—
Deferred tax assets	165,184	7,917	10,597	—	183,698

Total current assets	1,191,438	921,444	1,324,477	(741,347)	2,696,012
Property, plant, and equipment, net	1,442,802	207,905	1,195,441	—	2,846,148
Long-term investments	—	139,641	—	—	139,641
Intercompany notes receivable	191,750	—	—	(191,750)	—
Goodwill	1,299,567	—	104,072	—	1,403,639
Other intangible assets, net	1,332,465	—	630,964	—	1,963,429
Deferred tax assets—noncurrent	481,823	—	40,488	—	522,311
Investment in equity securities	74,227	—	—	—	74,227
Investment in subsidiaries	3,342,191	—	—	(3,342,191)	—
Other noncurrent assets	66,813	—	51,679	—	118,492

Total assets	$9,423,076	$1,268,990	$3,347,121	$(4,275,288)	$9,763,899

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$45,782	$—	$84,541	$—	$130,323
Accrued expenses	725,297	12,331	201,888	—	939,516
Intercompany accounts payable	618,704	122,643	—	(741,347)	—
Deferred revenue	21,209	—	13,079	—	34,288
Current portion of contingent consideration obligations	76,964	—	78,934	—	155,898
Current portion of long-term debt and capital lease obligations	8,439	—	71	—	8,510

Total current liabilities	1,496,395	134,974	378,513	(741,347)	1,268,535
Long-term debt and capital lease obligations	1,105,916	—	40	—	1,105,956
Long-term debt intercompany	—	144,881	46,869	(191,750)	—
Deferred revenue—noncurrent	12,313	—	25	—	12,338
Long-term contingent consideration obligations	318,598	—	502,713	—	821,311
Other noncurrent liabilities	14,449	21,271	44,634	—	80,354

Total liabilities	2,947,671	301,126	972,794	(933,097)	3,288,494
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,531	—	—	—	2,531
Additional paid-in capital	5,068,602	—	—	—	5,068,602
Share purchase contract	(200,000)	—	—	—	(200,000)
Accumulated earnings	1,551,375	—	—	—	1,551,375
Accumulated other comprehensive income	52,897	—	—	—	52,897

Total stockholders' equity	6,475,405	—	—	—	6,475,405
Subsidiary equity	—	967,864	2,374,327	(3,342,191)	—

Total liabilities and stockholders' equity	$9,423,076	$1,268,990	$3,347,121	$(4,275,288)	$9,763,899

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Six Months Ended June 30, 2010
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$1,087,671	$39	$858,837	$—	$1,946,547
Net service sales	197,330	—	8,174	—	205,504
Research and development revenue	1,605	—	256	—	1,861

Total revenues	1,286,606	39	867,267	—	2,153,912

Operating costs and expenses:
Cost of products sold(1)	375,291	(18,252)	224,344	—	581,383
Cost of services sold	123,034	—	9,362	—	132,396
Selling, general and administrative	664,284	2,111	289,450	—	955,845
Research and development	306,262	45,172	95,054	—	446,488
Amortization of intangibles	106,103	—	32,772	—	138,875
Contingent consideration (income) expense	(92,731)	—	165,301	—	72,570

Total operating costs and expenses	1,482,243	29,031	816,283	—	2,327,557

Operating income (loss)	(195,637)	(28,992)	50,984	—	(173,645)

Other income (expenses):
Equity in income (loss) of equity method investments	(1,567)	—	—	—	(1,567)
Gain (loss) on investment in equity securities, net	(31,399)	—	—	—	(31,399)
Gain (loss) on acquisition of business	40,034	—	(40,034)	—	—
Other	(1,803)	—	1,557	—	(246)
Inter-subsidiary income (expense)	(34,785)	223,109	(188,324)	—	—
Investment income	334	5,317	733	—	6,384
Interest expense	(2,528)	—	2,528	—	—

Total other income (expenses)	(31,714)	228,426	(223,540)	—	(26,828)

Income (loss) before income taxes	(227,351)	199,434	(172,556)	—	(200,473)

(Provision for) benefit from income taxes	100,304	(83,942)	65,390	—	81,752

Income from subsidiaries	8,326			(8,326)	—

Net income (loss)	$(118,721)	$115,492	$(107,166)	$(8,326)	$(118,721)

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Six Months Ended June 30, 2010
(Unaudited, amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income (loss)	$(118,721)	$115,492	$(107,166)	$(8,326)	$(118,721)
Reconciliation of net income (loss) to cash flows from operating activities:
Depreciation and amortization	169,425	—	76,611	—	246,036
Stock-based compensation	77,807	—	14,583	—	92,390
Provision for bad debts	7,849	—	4,582	—	12,431
Contingent consideration expense	(92,731)	—	165,301	—	72,570
Intercompany	37,802	(164,383)	114,026	12,555	—
Equity in loss of equity method investments	1,567	—	—	—	1,567
Losses on investments in equity securities, net	(8,636)	—	40,035	—	31,399
Deferred income tax benefit	(133,376)	(4,431)	74,890	—	(62,917)
Tax benefit from employee stock-based compensation	28,392	—	—	—	28,392
Excess tax benefit from (provision for) stock-based compensation	5,372	—	—	—	5,372
Other	23,767	1,254	(21,707)	—	3,314
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	(23,991)	(1)	(47,638)	—	(71,630)
Inventories	14,836	9,596	(71,588)	—	(47,156)
Other current assets	15,076	500	(36,080)	—	(20,504)
Accounts payable, accrued expenses and deferred revenue	88,102	8,144	36,369	—	132,615

Cash flows from operating activities	92,540	(33,829)	242,218	4,229	305,158

Cash Flows from Investing Activities:
Purchases of investments	—	(175,816)	—	—	(175,816)
Sales and maturities of investments	686	186,534	—	—	187,220
Purchases of equity securities	(4,030)	—	—	—	(4,030)
Proceeds from sales of investments in equity securities	4,134	—	—	—	4,134
Purchases of property, plant and equipment	(242,725)	—	(87,573)	—	(330,298)
Investments in equity method investment	(1,466)	—	—	—	(1,466)
Purchases of other intangible assets	(5,981)	—	(174)	—	(6,155)
Other	21,959	(22,254)	(7,366)	—	(7,661)

Cash flows from investing activities	(227,423)	(11,536)	(95,113)	—	(334,072)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	58,362	—	—	—	58,362
Repurchases of our common stock	(800,000)	—	—	—	(800,000)
Payments under shares purchase contract	(200,000)	—	—	—	(200,000)
Excess tax benefits from (provision for) stock-based compensation	(5,372)	—	—	—	(5,372)
Proceeds from issuance of debt, net	994,387	—	—	—	994,387
Payments of debt and capital lease obligations	(5,048)	499	—	—	(4,549)
Increase (decrease) in bank overdrafts	23,851	—	—	—	23,851
Payment of contingent consideration obligation	(27,087)	—	(34,249)	—	(61,336)
Other	797	(527)	669	—	939

Cash flows from financing activities	39,890	(28)	(33,580)	—	6,282

Effect of exchange rate changes on cash	4,089	—	(37,667)	(4,229)	(37,807)

Increase (decrease) in cash and cash equivalents	(90,904)	(45,393)	75,858	—	(60,439)
Cash and cash equivalents at beginning of period	358,759	103,119	280,368	—	742,246

Cash and cash equivalents at end of period	$267,855	$57,726	$356,226	$—	$681,807

NOTE T. SUPPLEMENTAL GUARANTOR INFORMATION

        Our payment obligations under our 2015 and 2020 Senior Notes are guaranteed by our wholly-owned subsidiary, Genzyme Therapeutic Products Limited Partnership ("Guarantor Subsidiary"). Such guarantees are full, unconditional and joint and several. The following supplemental financial information sets forth, on a combined basis, balance sheets, statements of income and statements of cash flows for Genzyme Corporation (Parent) and the Company's Guarantor Subsidiary—Genzyme Therapeutic Products Limited Partnership which is 100% owned by the Parent, and the Company's Non-Guarantor Subsidiaries.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of December 31, 2009
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$358,759	$103,119	$280,368	$—	$742,246
Short-term investments	11,649	151,981	—	—	163,630
Accounts receivable, net	403,977	—	495,754	—	899,731
Inventories	248,988	76,205	282,829	—	608,022
Other current assets	118,077	251	92,419	—	210,747
Intercompany accounts receivable	—	798,907	272,166	(1,071,073)	—
Deferred tax assets	169,615	3,486	5,326	—	178,427

Total current assets	1,311,065	1,133,949	1,428,862	(1,071,073)	2,802,803
Property, plant, and equipment, net	1,285,135	189,320	1,334,894	—	2,809,349
Long-term investments	11,668	132,156	—	—	143,824
Intercompany notes receivable	207,891	25	200,407	(408,323)	—
Goodwill	1,299,272	—	104,091	—	1,403,363
Other intangible assets, net	1,773,210	—	540,052	—	2,313,262
Deferred tax assets—noncurrent	372,408	—	4,407	—	376,815
Investment in equity securities	74,438	—	—	—	74,438
Investment in subsidiaries	3,852,897	—	—	(3,852,897)	—
Other noncurrent assets	91,834	—	45,036	—	136,870

Total assets	$10,279,818	$1,455,450	$3,657,749	$(5,332,293)	$10,060,724

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$58,556	$—	$131,073	$—	$189,629
Accrued expenses	493,149	9,603	193,471	—	696,223
Intercompany accounts payable	997,727	73,346	—	(1,071,073)	—
Deferred revenue	14,375	—	10,372	—	24,747
Current portion of contingent consideration obligations	69,037	—	92,328	—	161,365
Current portion of long-term debt and capital lease obligations	8,124	—	42	—	8,166

Total current liabilities	1,640,968	82,949	427,286	(1,071,073)	1,080,130
Long-term debt and capital lease obligations	116,393	—	41	—	116,434
Long-term debt intercompany	—	144,382	263,941	(408,323)	—
Deferred revenue—noncurrent	13,356	—	29	—	13,385
Long-term contingent consideration obligations	582,050	—	271,821	—	853,871
Other noncurrent liabilities	243,399	21,798	48,055	—	313,252

Total liabilities	2,596,166	249,129	1,011,173	(1,479,396)	2,377,072
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,657	—	—	—	2,657
Additional paid-in capital	5,688,741	—	—	—	5,688,741
Accumulated earnings	1,670,096	—	—	—	1,670,096
Accumulated other comprehensive income	322,158	—	—	—	322,158

Total stockholders' equity	7,683,652	—	—	—	7,683,652
Subsidiary equity	—	1,206,321	2,646,576	(3,852,897)	—

Total liabilities and stockholders' equity	$10,279,818	$1,455,450	$3,657,749	$(5,332,293)	$10,060,724

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of December 31, 2008
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$330,277	$11,647	$230,182	$—	$572,106
Short-term investments	2,765	54,742	—	—	57,507
Accounts receivable, net	437,909	10	599,021	—	1,036,940
Inventories	172,443	56,840	224,154	—	453,437
Other current assets	140,796	337	66,907	—	208,040
Intercompany accounts receivable	—	2,189,750	119,337	(2,309,087)	—
Deferred tax assets	174,262	3,486	10,357	—	188,105

Total current assets	1,258,452	2,316,812	1,249,958	(2,309,087)	2,516,135
Property, plant, and equipment, net	1,069,862	127,600	1,109,105	—	2,306,567
Long-term investments	34,576	309,502	—	—	344,078
Intercompany notes receivable	520,086	—	335,947	(856,033)	—
Goodwill	1,298,907	—	102,167	—	1,401,074
Other intangible assets, net	1,431,949	—	222,749	—	1,654,698
Deferred tax assets—noncurrent	186,413	—	82,824	—	269,237
Investment in equity securities	83,325	—	—	—	83,325
Investment in subsidiaries	4,610,753	—	—	(4,610,753)	—
Other noncurrent assets	88,060	—	8,102	—	96,162

Total assets	$10,582,383	$2,753,914	$3,110,852	$(7,775,873)	$8,671,276

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$47,826	$—	$80,043	$—	$127,869
Accrued expenses	588,486	6,008	170,892	—	765,386
Intercompany accounts payable	2,220,068	(6,151)	95,170	(2,309,087)	—
Deferred revenue	9,162	—	4,300	—	13,462
Current portion of long-term debt and capital lease obligations	7,541	—	25	—	7,566

Total current liabilities	2,873,083	(143)	350,430	(2,309,087)	914,283
Long-term debt and capital lease obligations	124,344	—	(3)	—	124,341
Long-term debt intercompany	—	142,444	713,589	(856,033)	—
Deferred revenue—noncurrent	13,146	—	29	—	13,175
Other noncurrent liabilities	265,817	22,677	24,990	—	313,484

Total liabilities	3,276,390	164,978	1,089,035	(3,165,120)	1,365,283
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,707	—	—	—	2,707
Additional paid-in capital	5,779,279	—	—	—	5,779,279
Accumulated earnings	1,247,796	—	—	—	1,247,796
Accumulated other comprehensive income	276,211	—	—	—	276,211

Total stockholders' equity	7,305,993	—	—	—	7,305,993
Subsidiary equity	—	2,588,936	2,021,817	(4,610,753)	—

Total liabilities and stockholders' equity	$10,582,383	$2,753,914	$3,110,852	$(7,775,873)	$8,671,276

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of December 31, 2007
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$183,604	$454,991	$228,417	$—	$867,012
Short-term investments	5,525	74,558	362	—	80,445
Accounts receivable, net	366,093	—	538,008	—	904,101
Inventories	150,597	61,131	227,387	—	439,115
Prepaid expenses and other current assets	90,019	372	76,426	—	166,817
Intercompany accounts receivable	—	984,021	12,037	(996,058)	—
Deferred tax assets	145,889	2,706	15,746	—	164,341

Total current assets	941,727	1,577,779	1,098,383	(996,058)	2,621,831
Property, plant, and equipment, net	833,181	88,735	1,046,486	—	1,968,402
Long-term investments	64,642	448,295	—	—	512,937
Intercompany notes receivable	370,564	—	432,160	(802,724)	—
Goodwill	1,301,305	—	102,523	—	1,403,828
Other intangible assets, net	1,288,954	—	266,698	—	1,555,652
Deferred tax assets—noncurrent	49,694	—	45,970	—	95,664
Investment in equity securities	89,002	—	179	—	89,181
Investment in subsidiaries	4,017,027	—	—	(4,017,027)	—
Other noncurrent assets	56,431	—	10,449	—	66,880

Total assets	$9,012,527	$2,114,809	$3,002,848	$(5,815,809)	$8,314,375

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$73,060	$—	$55,320	$—	$128,380
Accrued expenses	455,985	6,263	183,397	—	645,645
Intercompany accounts payable	1,023,756	(53,280)	25,582	(996,058)	—
Deferred revenue	10,280	—	2,997	—	13,277
Current portion of long-term debt and capital lease obligations	696,585	—	40	—	696,625

Total current liabilities	2,259,666	(47,017)	267,336	(996,058)	1,483,927
Long-term debt and capital lease obligations	113,718	—	30	—	113,748
Long-term debt intercompany	—	137,124	665,600	(802,724)	—
Deferred revenue—noncurrent	16,632	—	30	—	16,662
Other noncurrent liabilities	9,574	23,334	54,193	—	87,101

Total liabilities	2,399,590	113,441	987,189	(1,798,782)	1,701,438
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,660	—	—	—	2,660
Additional paid-in capital	5,385,154	—	—	—	5,385,154
Notes receivable from stockholders	(15,670)	—	—	—	(15,670)
Accumulated earnings	826,715	—	—	—	826,715
Accumulated other comprehensive income	414,078	—	—	—	414,078

Total stockholders' equity	6,612,937	—	—	—	6,612,937
Subsidiary equity	—	2,001,368	2,015,659	(4,017,027)	—

Total liabilities and stockholders' equity	$9,012,527	$2,114,809	$3,002,848	$(5,815,809)	$8,314,375

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Year Ended December 31, 2009
(Amounts in thousands, except per share amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$2,250,092	$14	$1,826,559	$—	$4,076,665
Net service sales	398,673	—	19,845	—	418,518
Research and development revenue	19,636	—	706	—	20,342

Total revenues	2,668,401	14	1,847,110	—	4,515,525

Operating costs and expenses:
Cost of products sold(1)	(872,964)	(165,021)	2,174,922	—	1,136,937
Cost of services sold	231,963	—	17,176	—	249,139
Selling, general and administrative	937,820	2,439	488,337	—	1,428,596
Research and development	586,418	89,135	189,704	—	865,257
Amortization of intangibles	209,083	—	57,222	—	266,305
Contingent consideration expense	67,255	—	(1,671)	—	65,584

Total operating costs and expenses	1,159,575	(73,447)	2,925,690	—	4,011,818

Operating income (loss)	1,508,826	73,461	(1,078,580)	—	503,707

Other income (expenses):
Gain (loss) on investment in equity securities, net	(56)	—	—	—	(56)
Gain on acquisition of business	4,574	—	19,585	—	24,159
Other	1,150	—	(2,869)	—	(1,719)
Inter-subsidiary income (expense)	(1,730,414)	353,446	1,376,968	—	—
Investment income	785	15,202	1,655	—	17,642
Interest expense	(8,519)	(1)	8,520	—	—

Total other income (expenses)	(1,732,480)	368,647	1,403,859	—	40,026

Income (loss) before income taxes	(223,654)	442,108	325,279	—	543,733

(Provision for) benefit from income taxes	106,719	(123,014)	(105,138)	—	(121,433)

Income from subsidiaries	539,235			(539,235)	—

Net income (loss)	$422,300	$319,094	$220,141	$(539,235)	$422,300

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Year Ended December 31, 2008
Amounts in thousands, except per share amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$2,200,510	$26	$1,996,371	$—	$4,196,907
Net service sales	352,494	343	13,254	—	366,091
Research and development revenue	40,181	—	1,860	—	42,041

Total revenues	2,593,185	369	2,011,485	—	4,605,039

Operating costs and expenses:
Cost of products sold(1)	615,696	(443,207)	740,778	—	913,267
Cost of services sold	222,569	—	12,726	—	235,295
Selling, general and administrative	853,866	1,676	482,648	—	1,338,190
Research and development	750,333	123,912	434,085	—	1,308,330
Amortization of intangibles	194,898	—	31,544	—	226,442
Charge for impaired intangible assets	1,049	—	987	—	2,036

Total operating costs and expenses	2,638,411	(317,619)	1,702,768	—	4,023,560

Operating income (loss)	(45,226)	317,988	308,717	—	581,479

Other income (expenses):
Equity in income (loss) of equity method investments	201	—	—	—	201
Gain (loss) on investment in equity securities, net	2,160	—	(5,500)	—	(3,340)
Other	1,956	—	(1,600)	—	356
Inter-subsidiary income (expense)	(49,605)	402,150	(352,545)	—	—
Investment income	10,527	33,245	7,488	—	51,260
Interest expense	(17,924)	—	13,506	—	(4,418)

Total other income (expenses)	(52,685)	435,395	(338,651)	—	44,059

Income (loss) before income taxes	(97,911)	753,383	(29,934)	—	625,538

(Provision for) benefit from income taxes	41,850	(248,392)	2,085	—	(204,457)

Income from subsidiaries	477,142			(477,142)	—

Net income (loss)	$421,081	$504,991	$(27,849)	$(477,142)	$421,081

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Year Ended December 31, 2007
(Amounts in thousands, except per share amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$1,934,908	$3	$1,522,867	$—	$3,457,778
Net service sales	316,114	—	10,212	—	326,326
Research and development revenue	27,640	—	1,775	—	29,415

Total revenues	2,278,662	3	1,534,854	—	3,813,519

Operating costs and expenses:
Cost of products sold(1)	878,151	(891,758)	729,111	—	715,504
Cost of services sold	201,887	—	9,939	—	211,826
Selling, general and administrative	828,505	—	358,679	—	1,187,184
Research and development	437,044	144,268	156,373	—	737,685
Amortization of intangibles	188,225	—	12,880	—	201,105
Purchase of in-process research and development	—	—	106,350	—	106,350

Total operating costs and expenses	2,533,812	(747,490)	1,373,332	—	3,159,654

Operating income (loss)	(255,150)	747,493	161,522	—	653,865

Other income (expenses):
Equity in income (loss) of equity method investments	7,398	—	—	—	7,398
Gain (loss) on investment in equity securities, net	13,167	—	(100)	—	13,067
Other	(46,302)	—	49,597	—	3,295
Inter-subsidiary income (expense)	40,977	87,412	(128,389)	—	—
Investment income	16,600	42,197	11,399	—	70,196
Interest expense	(21,056)	—	8,909	—	(12,147)

Total other income (expenses)	10,784	129,609	(58,584)	—	81,809

Income (loss) before income taxes	(244,366)	877,102	102,938	—	735,674

(Provision for) benefit from income taxes	75,206	(321,598)	(9,089)	—	(255,481)

Income from subsidiaries	649,353			(649,353)	—

Net income (loss)	$480,193	$555,504	$93,849	$(649,353)	$480,193

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Year Ended December 31, 2009
(Amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income (loss)	$422,300	$319,094	$220,141	$(539,235)	$422,300
Reconciliation of net income (loss) to cash flows from operating activities:
Depreciation and amortization	323,791	—	132,573	—	456,364
Stock-based compensation	204,229	—	—	—	204,229
Provision for bad debts	18,348	—	508	—	18,856
Contingent consideration expense	67,255	—	(1,671)	—	65,584
Intercompany	(32,461)	(393,370)	(99,597)	525,428	—
(Gains) losses on investments in equity securities, net	95,335	(95,279)	—	—	56
Gain on acquisition of business	(4,574)	—	(19,585)	—	(24,159)
Deferred income tax benefit	(177,145)	—	81,408	—	(95,737)
Tax benefit from employee stock-based compensation	13,770	—	—	—	13,770
Excess tax benefits from stock-based compensation	(3,305)	—	—	—	(3,305)
Other	(4,345)	2,362	6,253	—	4,270
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	15,584	10	83,780	—	99,374
Inventories	28,189	(19,365)	1,152	—	9,976
Other current assets	22,719	86	(24,274)	—	(1,469)
Accounts payable, accrued expenses and deferred revenue	(78,134)	83,530	3,532	—	8,928

Cash flows from operating activities	911,556	(102,932)	384,220	(13,807)	1,179,037

Cash Flows from Investing Activities:
Purchases of investments	(11,305)	(297,820)	(92)	—	(309,217)
Sales and maturities of investments	26,284	376,002	—	—	402,286
Purchases of equity securities	(189,314)	174,470	—	—	(14,844)
Proceeds from sales of investments in equity securities	10,478	—	—	—	10,478
Purchases of property, plant and equipment	(324,305)	(61,720)	(275,688)	—	(661,713)
Acquisitions	(27,867)	—	(23,469)	—	(51,336)
Purchases of other intangible assets	(41,883)	—	—	—	(41,883)
Other	(365)	—	(4,830)	—	(5,195)

Cash flows from investing activities	(558,277)	190,932	(304,079)	—	(671,424)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	100,521	—	—	—	100,521
Repurchases of our common stock	(413,874)	—	—	—	(413,874)
Excess tax benefits from stock-based compensation	3,305	—	—	—	3,305
Payments of debt and capital lease obligations	(9,466)	1,913	61	—	(7,492)
Increase (decrease) in bank overdrafts	1,334	(438)	—	—	896
Payment of contingent consideration obligation	(6,612)	—	(13,844)	—	(20,456)
Other	(32,837)	(879)	41,832	—	8,116

Cash flows from financing activities	(357,629)	596	28,049	—	(328,984)

Effect of exchange rate changes on cash	32,832	2,876	(58,004)	13,807	(8,489)

Increase (decrease) in cash and cash equivalents	28,482	91,472	50,186	—	170,140
Cash and cash equivalents at beginning of period	330,277	11,647	230,182	—	572,106

Cash and cash equivalents at end of period	$358,759	$103,119	$280,368	$—	$742,246

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Year Ended December 31, 2008
(Amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income	$421,081	$504,991	$(27,849)	$(477,142)	$421,081
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization	289,149	—	85,515	—	374,664
Stock-based compensation	187,596	—	—	—	187,596
Provision for bad debts	12,587	—	396	—	12,983
Intercompany	407,121	(1,118,637)	229,332	482,184	—
(Gains) losses on investments in equity securities, net	3,340	—	—	—	3,340
Deferred income tax benefit	(180,918)	(780)	(13,502)	—	(195,200)
Tax benefit from employee stock-based compensation	59,868	—	—	—	59,868
Excess tax benefits from stock-based compensation	(18,445)	—	—	—	(18,445)
Other	(2,131)	2,886	3,148	—	3,903
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	(84,403)	(10)	(52,860)	—	(137,273)
Inventories	(12,224)	4,291	3,233	—	(4,700)
Other current assets	2,588	35	9,519	—	12,142
Accounts payable, accrued expenses and deferred revenue	10,388	45,900	(17,072)	—	39,216

Cash flows from operating activities	1,095,597	(561,324)	219,860	5,042	759,175

Cash Flows from Investing Activities:
Purchases of investments	(40,639)	(380,395)	167	—	(420,867)
Sales and maturities of investments	72,258	536,736	—	—	608,994
Purchases of equity securities	(88,656)	—	—	—	(88,656)
Proceeds from sales of investments in equity securities	8,594	—	—	—	8,594
Purchases of property, plant and equipment	(323,172)	(43,998)	(230,392)	—	(597,562)
Investments in joint ventures (BioMarin)	4,844	—	—	—	4,844
Acquisitions	(16,561)	—	—	—	(16,561)
Purchases of other intangible assets	(100,377)	—	8,194	—	(92,183)
Other	7,873	—	3,984	—	11,857

Cash flows from investing activities	(475,836)	112,343	(218,047)	—	(581,540)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	318,753	—	—	—	318,753
Repurchases of our common stock	(143,012)	—	—	—	(143,012)
Excess tax benefits from stock-based compensation	18,445	—	—	—	18,445
Payments of debt and capital lease obligations	(699,233)	5,320	(48)	—	(693,961)
Increase (decrease) in bank overdrafts	24,786	974	—	—	25,760
Other	8,429	(657)	—	—	7,772

Cash flows from financing activities	(471,832)	5,637	(48)	—	(466,243)

Effect of exchange rate changes on cash	(1,256)	—	—	(5,042)	(6,298)

Increase (decrease) in cash and cash equivalents	146,673	(443,344)	1,765	—	(294,906)
Cash and cash equivalents at beginning of period	183,604	454,991	228,417	—	867,012

Cash and cash equivalents at end of period	$330,277	$11,647	$230,182	$—	$572,106

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Year Ended December 31, 2007
(Amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income	$480,193	$555,504	$93,849	$(649,353)	$480,193
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization	278,621	—	59,575	—	338,196
Stock-based compensation	190,070	—	—		190,070
Provision for bad debts	9,676	—	(11)	—	9,665
Purchase of in-process research and development	—	—	106,350	—	106,350
Intercompany	(215,914)	(177,194)	(251,176)	644,284	—
(Gains) losses on investments in equity securities, net	(13,067)	—	—	—	(13,067)
Deferred income tax benefit	(60,047)	(2,706)	(43,387)	—	(106,140)
Tax benefit from employee stock-based compensation	51,041	—	—	—	51,041
Excess tax benefits from stock-based compensation	(13,575)	—	—	—	(13,575)
Other	(8,548)	1,956	393	—	(6,199)
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	(39,678)	—	(65,552)	—	(105,230)
Inventories	(118,648)	(61,131)	164,768	—	(15,011)
Other current assets	(29,130)	(372)	5,605	—	(23,897)
Accounts payable, accrued expenses and deferred revenue	209,325	(209,960)	26,911	—	26,276

Cash flows from operating activities	720,319	106,097	97,325	(5,069)	918,672

Cash Flows from Investing Activities:
Purchases of investments	(39,480)	(740,211)	(241)	—	(779,932)
Sales and maturities of investments	52,725	932,821	—	—	985,546
Purchases of equity securities	(175,488)	153,494	—	—	(21,994)
Proceeds from sales of investments in equity securities	20,712	—	—	—	20,712
Purchases of property, plant and equipment	(199,761)	(19,520)	(193,591)	—	(412,872)
Distributions from equity method investments	17,100	—	—	—	17,100
Acquisitions	(342,456)	—	—	—	(342,456)
Payment of note receivable from Dyax	7,771	—	—	—	7,771
Purchases of other intangible assets	(112,919)	—	52,569	—	(60,350)
Other	1,295	—	(5,876)	—	(4,581)

Cash flows from investing activities	(770,501)	326,584	(147,139)	—	(591,056)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	285,762	—	—	—	285,762
Repurchases of our common stock	(231,576)	—	—	—	(231,576)
Excess tax benefits from stock-based compensation	13,575	—	—	—	13,575
Payments of debt and capital lease obligations	(5,776)	—	(133)	—	(5,909)
Increase (decrease) in bank overdrafts	(5,910)	—	—	—	(5,910)
Other	(1,439)	10,473	(353)	—	8,681

Cash flows from financing activities	54,636	10,473	(486)	—	64,623

Effect of exchange rate changes on cash	(48,317)	—	25,851	5,069	(17,397)

Increase (decrease) in cash and cash equivalents	(43,863)	443,154	(24,449)	—	374,842
Cash and cash equivalents at beginning of period	227,467	11,837	252,866	—	492,170

Cash and cash equivalents at end of period	$183,604	$454,991	$228,417	$—	$867,012

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2009
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation -

Basis of Presentation and Principles of Consolidation

        Our consolidated financial statements include the accounts of our wholly owned and majority owned subsidiaries. We also consolidate certain variable interest entities for which we are the primary beneficiary. For consolidated subsidiaries in which we own less than a 100% interest, we record minority interest expense in "Other" in our consolidated statements of operations (representing the ownership interest of the minority owner) because the amount was immaterial for all periods presented. We account for investments in entities not subject to consolidation using the equity method of accounting if we have a substantial ownership interest (20% to 50%) in or exercise significant influence over the entity. Our consolidated net income includes our share of the earnings and losses of these entities. All intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents -

Cash and Cash Equivalents

        We value our cash and cash equivalents at cost plus accrued interest, which we believe approximates their market value. Our cash equivalents consist principally of money market funds at December 31, 2009, but can consist of corporate, government, agency and municipal notes with original maturities of three months or less at any time. We generally invest our cash in investment-grade securities to mitigate risk.

Fair Value Measurements -

Fair Value Measurements

Definition and Hierarchy

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, we are permitted to use various valuation approaches, including market, income and cost approaches. We are required to follow an established fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available.

        The fair value hierarchy is broken down into three levels based on the reliability of inputs. We have categorized our fixed income, equity securities, derivatives and contingent consideration obligations within the hierarchy as follows:

  •
  Level 1—These valuations are based on a "market approach" using quoted prices in active markets for identical assets. Valuations of these products do not require a significant degree of judgment. Assets utilizing Level 1 inputs include money market funds, U.S. government securities, bank deposits and exchange-traded equity securities;

  •
  Level 2—These valuations are based primarily on a "market approach" using quoted prices in markets that are not very active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Fixed income assets utilizing Level 2 inputs include U.S. agency securities, including direct issuance bonds and mortgage-backed securities, asset-backed securities, corporate bonds and commercial paper. Derivative securities utilizing Level 2 inputs include foreign exchange forward contracts; and

  •
  Level 3—These valuations are based on various approaches using inputs that are unobservable and significant to the overall fair value measurement. Certain assets and liabilities are classified within Level 3 of the fair value hierarchy because they have unobservable value drivers and, therefore, have little or no transparency. The fair value measurement of the contingent consideration obligations related to the acquisition from Bayer is valued using Level 3 inputs.

Valuation Techniques

        Fair value is a market-based measure considered from the perspective of a market participant who would buy the asset or assume the liability rather than our own specific measure. All of our fixed income securities are priced using a variety of daily data sources, largely readily-available market data and broker quotes. To validate these prices, we compare the fair market values of our fixed income investments using market data from observable and corroborated sources. We also perform the fair value calculations for our derivative and equity securities using market data from observable and corroborated sources. In periods of market inactivity, the observability of prices and inputs may be reduced for certain instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3.

Investments -

Investments

        We can invest our excess cash balances on a global basis in short-term and long-term marketable debt securities, which can consist of corporate, government, agency and municipal notes. As part of our strategic relationships, we may also invest in equity securities of other biotechnology companies, some of which are currently, or have been in the past, considered related parties. Other investments are accounted for as described below.

        We classify all of our:

  •
  marketable equity investments as available-for-sale; and

  •
  investments in marketable debt securities as either held-to-maturity or available-for-sale based on facts and circumstances present at the time we purchase the securities.

As of each balance sheet date presented, we classified all of our investments in debt securities as available-for-sale. We report available-for-sale investments at fair value as of each balance sheet date and include any unrealized holding gains and losses (the adjustment to fair value) in accumulated other comprehensive income (loss) in stockholders' equity. Realized gains and losses are determined on the specific identification method and are included in investment income. We classify our investments with remaining maturities of twelve months or less as short-term investments exclusive of those categorized as cash equivalents. We classify our investments with remaining maturities of greater than twelve months as long-term investments, unless we expect to sell the investment in less than 1 year. Investments in equity securities for which fair value is not readily determinable or which are subject to trading restrictions for more than one year are carried at cost, subject to review for impairment.

        In April 2009, we implemented a newly issued accounting standard which provides guidance for the recognition, measurement and presentation of other-than-temporary impairments. This newly issued standard amended the other-than-temporary impairment model for debt securities and requires additional disclosures regarding the calculation of credit losses and the factors considered in reaching a conclusion that an investment is other-than-temporarily impaired. The impairment model for equity securities was not affected.

        Prior to our adoption of this new accounting standard, if any adjustment to fair value reflected a decline in the value of the investment, we considered all available evidence to evaluate the extent to which the decline was "other than temporary" and marked the investment to market through a charge to our statement of operations. Under the new accounting standards, we are required to recognize an other-than-temporary impairment through earnings if we have the intent to sell the debt security or if it is more likely than not that we will be required to sell the debt security before recovery of our amortized cost basis. However, even if we do not expect to sell a debt security, we must evaluate expected cash flows to be received to determine if a credit loss has occurred. In the event of an other than temporary impairment, only the amount associated with the credit loss is recognized in income. The amount of losses relating to other factors, including those resulting from changes in interest rates, are recorded in accumulated other comprehensive income. The adoption of this guidance did not have a material impact on our financial position or results of operations.

        For additional information on our investments, please read Note I., "Investments in Marketable Securities and Equity Investments," and Note J., "Equity Method Investments."

Inventories -

Inventories

        We value inventories at cost or, if lower, fair value. We determine cost using the first-in, first-out method.

        We analyze our inventory levels quarterly and write down to its net realizable value:

  •
  inventory that has become obsolete;

  •
  inventory that has a cost basis in excess of its expected net realizable value;

  •
  inventory in excess of expected requirements; and

  •
  expired inventory.

        We capitalize inventory produced for commercial sale, which may result in the capitalization of inventory prior to regulatory approval of the product or the manufacturing facility where it is produced. The determination for capitalization is based on our judgment of probable future approval, commercial success and realizable value. Such judgment incorporates our knowledge and assessment of the regulatory review process for the product and manufacturing process, our required investment in the product or facility, market conditions, competing products and our economic expectations for the product post-approval relative to the risk of manufacturing the product prior to approval. In no event is inventory capitalized prior to completion of a phase 3 clinical trial and the completion of a series of successful validations runs from the facility. At the completion of these events, the product and the manufacturing process have reached technological feasibility, upon which we believe the likelihood of obtaining regulatory approval is high and probable future economic benefit in the product exists. If a product is not approved for sale or a manufacturing facility does not receive approval, it would likely result in the write off of the inventory and a charge to earnings.

Property, Plant and Equipment -

Property, Plant and Equipment

        We record property, plant and equipment at cost. When we dispose of these assets, we remove the related cost and accumulated depreciation and amortization from the related accounts on our balance sheet and include any resulting gain or loss in our statement of operations.

        We generally compute depreciation using the straight-line method over the estimated useful lives of the assets. We compute economic lives as follows:

  •
  plant and equipment—three to fifteen years;

  •
  furniture and fixtures—five to seven years; and

  •
  buildings—twenty to forty years.

        We evaluate the remaining life and recoverability of this equipment periodically based on the appropriate facts and circumstances.

        We amortize leasehold improvements and assets under capital leases over their useful life or, if shorter, the term of the applicable lease.

        We capitalize certain computer software and software development costs incurred in connection with developing or obtaining computer software for internal use. Capitalized software costs are included in property, plant and equipment, net on our consolidated balance sheet and amortized on a straight-line basis over the estimated useful lives of the software, which generally do not exceed 10 years.

        For products we expect to commercialize, we capitalize, to construction-in-progress, the costs we incur in validating facilities and equipment. We begin this capitalization when the validation process begins, provided that the product to be manufactured has demonstrated technological feasibility, and end this capitalization when the asset is substantially complete and ready for its intended use. These capitalized costs include incremental labor and direct material, and interest. We depreciate these costs using the straight-line method.

        Costs of idle production facilities, including related depreciation, are charged directly to cost of products sold.

Goodwill and Other Intangible Assets -

Goodwill and Other Intangible Assets

        Our intangible assets consist of:

  •
  goodwill;

  •
  purchased technology rights;

  •
  patents, trademarks and trade names;

  •
  license fees;

  •
  distribution rights;

  •
  customer lists;

  •
  covenants not to compete; and

  •
  IPR&D acquired after January 1, 2009.

        We are required to perform impairment tests related to our goodwill annually and whenever events or changes in circumstances suggest that the carrying value of an asset may not be recoverable. We complete our annual impairment test in the third quarter of each year.

        We amortize intangible assets using the straight-line method over their estimated useful lives, which range between 1 and 15 years or, using the economic use method if that method results in significantly greater amortization than the straight-line method.

        For certain acquired intangible assets, we may be required to make additional payments contingent upon meeting certain sales targets. We record amortization expense for these intangibles based on estimated future sales of the related products and include in the determination of amortization all contingent payments that we believe are probable of being made. We apply this amortization model to our Synvisc distribution rights (acquired from Wyeth), our license agreement with Synpac related to Myozyme patent and technology rights and our technology intangible assets for Fludara related to our acquisition from Bayer. We review the sales forecasts of these products on a quarterly basis and assess the impact changes in the forecasts have on the rate of amortization and the likelihood that contingent payments will be made. Adjustments to amortization expense resulting from changes in estimated sales are reflected prospectively.

Accounting for the Impairment of Long-Lived Assets -

Accounting for the Impairment of Long-Lived Assets

        We periodically evaluate our long-lived assets for potential impairment. We perform these evaluations whenever events or changes in circumstances suggest that the carrying amount of an asset or group of assets is not recoverable. Indicators of potential impairment include:

  •
  a significant change in the manner in which an asset is used;

  •
  a significant decrease in the market value of an asset;

  •
  a significant adverse change in its business or the industry in which it is sold; and

  •
  a current period operating cash flow loss combined with a history of operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the asset.

        If we believe an indicator of potential impairment exists, we test to determine whether impairment recognition criteria have been met. We charge impairments of the long-lived assets to operations if our evaluations indicate that the carrying value of these assets is not recoverable.

Translation of Foreign Currencies -

Translation of Foreign Currencies

        We translate the financial statements of our foreign subsidiaries from local currency into U.S. dollars using:

  •
  the current exchange rate at each balance sheet date for assets and liabilities;

  •
  the average exchange rate prevailing during each period for revenues and expenses; and

  •
  the historical exchange rate for our investments in our foreign subsidiaries.

        We consider the local currency for all of our foreign subsidiaries to be the functional currency for that subsidiary. As a result, we include translation adjustments for these subsidiaries in stockholders' equity. We also record in stockholders' equity, exchange gains and losses on intercompany balances that are of a long-term investment nature. Our stockholders' equity includes net cumulative foreign currency translation gains of  $336.9 million at December 31, 2009 and  $263.1 million at December 31, 2008. Gains and losses, net of tax, on all other foreign currency transactions, including gains and losses attributable to foreign exchange forward contracts, are included in SG&A in our results of operations and were a net loss of  $(7.3) million for fiscal year 2009, a net loss of  $(18.3) million for fiscal year 2008 and a net gain of  $5.8 million for fiscal year 2007.

Derivative Instruments -

Derivative Instruments

        We are required to recognize all derivative instruments as either assets or liabilities in our consolidated balance sheets and measure those instruments at fair value. Subsequent changes in fair value are reflected in current earnings or other comprehensive income (loss), depending on whether a derivative instrument is designated as part of a hedge relationship and, if it is, the type of hedge relationship.

Defined Benefit Plan Accounting -

Defined Benefit Plan Accounting

        We are required to recognize the overfunded or underfunded status of any pension or other postretirement plans we may have as a net asset or a net liability on our statement of financial position and to recognize changes in that funded status in the year in which the changes occur as an adjustment to accumulated other comprehensive income in stockholders' equity. Currently, we have defined benefit pension plans for certain of our foreign subsidiaries and a defined benefit postretirement plan for one of our U.S. subsidiaries, which has been frozen since 1995 and is not significant. Actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized for our defined benefit pension plans under previous accounting standards must be recognized in accumulated other comprehensive income, net of tax effects, until they are amortized as a component of net periodic benefit cost. In addition, the measurement date, which is the date at which the benefit obligation and plan assets are measured, is as of our fiscal year end, which is December 31.

        Accounting for our defined benefit plans requires management make certain assumptions relating to the following:

  •
  long-term rate of return on plan assets;

  •
  discount rates used to measure future obligations and interest expense;

  •
  salary scale inflation rates; and

  •
  other assumptions based on the terms of each individual plan.

        We obtained actuarial reports to compute the amounts of liabilities and expenses relating to the majority of our plans subject to the assumptions that management selects as of the beginning of the plan year. Management reviews the long-term rate of return, discount, and salary scale inflation on an annual basis and makes modifications to the assumptions based on current rates and trends as appropriate.

Revenue Recognition -

Revenue Recognition

        We recognize revenue from product sales when persuasive evidence of an arrangement exists, the product has been shipped, title and risk of loss have passed to the customer and collection from the customer is reasonably assured. For sales to distributors that do not or can not bear the risk of loss, we recognize revenue when the product is sold through to hospitals or other healthcare providers. We recognize revenue from service sales, such as Carticel services and genetic testing services, when we have finished providing the service. We recognize the revenue from the contracts to perform research and development services and selling and marketing services over the term of the applicable contract and as we complete our obligations under that contract. We recognize nonrefundable, upfront license fees over the related performance period or when we have no remaining performance obligations.

        Revenue from milestone payments for which we have no continuing performance obligations is recognized upon achievement of the related milestone. When we have continuing performance obligations, the milestone payments are deferred and recognized as revenue over the term of the arrangement as we complete our performance obligations.

        We evaluate revenue from agreements that have multiple elements to determine whether the components of the arrangement represent separate units of accounting. To recognize a delivered item in a multiple element arrangement, it is required that the delivered items have value to the customer on a stand alone basis, be objective and reliable evidence of fair value of the undelivered items and that delivery or performance is probable and within our control for any delivered items that have a right of return.

        We follow the issued guidance in the presentation of revenues and direct costs of revenues. This guidance requires us to assess whether we act as a principal in the transaction or as an agent acting on behalf of others. We record revenue transactions gross in our statements of operations if we are deemed the principal in the transaction, which includes being the primary obligor and having the risks and rewards of ownership.

        We receive royalties related to the manufacture, sale or use of our products or technologies under license arrangements with third parties. For those arrangements where royalties are reasonably estimable, we recognize revenue based on estimates of royalties earned during the applicable period and adjust for differences between the estimated and actual royalties in the following quarter. Historically, these adjustments have not been material. For those arrangements where royalties are not reasonably estimable, we recognize revenue upon receipt of royalty statements from the licensee.

        We record allowances for product returns, rebates payable to Medicaid, managed care organizations or customers, chargebacks and sales discounts. These allowances are recorded as a reduction to revenue at the time product sales are recorded. These amounts are based on our historical activity, estimates of the amount of product in the distribution channel and the percent of end-users covered by Medicaid or managed care organizations. We record consideration paid to a customer or reseller of our products as a reduction of revenue unless we receive an identifiable and separable benefit for the consideration, and we can reasonably estimate the fair value of the benefit received. If both conditions are met, we record the consideration paid to the customer as an expense.

        We maintain allowances for doubtful accounts for estimated losses resulting from the inability of our customers to make required payments. If the financial condition of our customers was to deteriorate and result in an impairment of their ability to make payments, additional allowances may be required.

Stock-Based Compensation -

Stock-Based Compensation

        All stock-based awards to non-employees are accounted for at their fair value. We periodically grant awards, including stock options, time vesting restricted stock, or RS, or time vesting RSUs, under our employee and director equity plans. We record the estimated fair value of awards granted as stock-based compensation expense in our consolidated statements of operations over the requisite service period, which is generally the vesting period. Where awards are made with non-substantive vesting periods, such as where a portion of the award vests upon retirement eligibility, we estimate and recognize expense based on the period from the grant date to the date on which the employee is retirement eligible.

        The fair values of our stock option grants are estimated as of the date of grant using a Black-Scholes option valuation model. The estimated fair values of the stock options, including the effect of estimated forfeitures, are then expensed over the options' vesting periods. The fair values of our time vesting restricted stock awards are based on the market value of our stock on the date of grant. Compensation expense for time vesting RSUs are recognized over the applicable service period, adjusted for the effect of estimated forfeitures.

        We have an ESPP under which participating employees are allowed to purchase shares of our common stock at a discount. The purchase price of common stock under our ESPP is equal to 85% of the fair market value of Genzyme Stock at the beginning of an enrollment period or the purchase date. The fair value of the discounted purchases made under our ESPP is calculated using the Black-Scholes model. The fair value of the look-back provision plus the 15% discount is recognized as compensation expense over the purchase period. We apply a graded vesting approach since our ESPP provides for multiple purchase periods and is, in substance, a series of linked awards.

Research and Development -

Research and Development

        We expense internal and external research and development costs, including costs of funded research and development arrangements, in the period incurred. We also expense the cost of purchased technology in the period of purchase if we believe that the technology has not demonstrated technological feasibility and that it does not have an alternative future use.

Income Taxes -

Income Taxes

        We use the asset and liability method of accounting for deferred income taxes. We are subject to income taxes in both the United States and numerous foreign jurisdictions; however, our most significant tax jurisdictions are the U.S. federal and states. Significant judgments, estimates and assumptions regarding future events, such as the amount, timing and character of income, deductions and tax credits, are required in the determination of our provision for income taxes and whether valuation allowances are required against deferred tax assets. These judgments, estimates and assumptions involve:

  •
  interpreting the tax laws in various jurisdictions in which we operate;

  •
  analyzing changes in tax laws, regulations, and treaties, foreign currency exchange restrictions; and

  •
  estimating our levels of income, expenses and profits in each jurisdiction and the potential impact of that income on the tax liability in any given year.

        We operate in many jurisdictions where the tax laws relating to the pricing of transactions between related parties are open to interpretation, which could potentially result in tax authorities asserting additional tax liabilities with no offsetting tax recovery in other countries.

        We recognize the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained based on the technical merits of the tax position. The tax benefits recognized in our consolidated financial statements from such a position are measured on the largest amount, using the cumulative probability measure, which is likely to be ultimately realized. If an uncertain tax position does not meet the more likely than not threshold, it will only be recognized in the first period in which the more likely than not threshold is met, the matter is ultimately settled through negotiation or litigation or the statute of limitations for the relevant taxing authority to examine and challenge the matter has expired. See Note O., "Income Taxes," included in this prospectus for more information regarding the impact the recognition of the tax benefit from an uncertain tax position had on our results of operations, financial condition and liquidity.

        We continue to recognize interest relating to unrecognized tax benefits within our provision for income taxes but have not recorded any amounts related to potential penalties. The amounts of accrued interest related to unrecognized tax benefits within our provision for income taxes for the years ended December 31, 2009 and 2008 were not significant.

Net Income (Loss) Per Share -

Net Income (Loss) Per Share

        To calculate base earnings per share, we divide our earnings by the weighted average number of outstanding shares during the applicable period. To calculate diluted earnings per share, we also include in the denominator all potentially dilutive securities outstanding during the applicable period unless inclusion of such securities is anti-dilutive.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Recent Accounting Pronouncements

ASU Number	Relevant Requirements of ASU	Issued Date/Our Effective Dates	Status
2009-13 "Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force."	Establishes the accounting and reporting guidance for arrangements under which a vendor will perform multiple revenue-generating activities. Specifically, the provisions of this update address how to separate deliverables and how to measure and allocate arrangement consideration to one or more units of accounting.	Issued October 2009. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted.	We will adopt the provisions of this update for the first quarter of 2011. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.
2010-06 "Improving Disclosures about Fair Value Measurements."	Requires new disclosures and clarifies some existing disclosure requirements about fair value measurements codified within ASC 820, "Fair Value Measurements and Disclosures," including significant transfers into and out of Level 1 and Level 2 investments of the fair value hierarchy. Also requires additional information in the roll forward of Level 3 investments including presentation of purchases, sales, issuances, and settlements on a gross basis. Further clarification for existing disclosure requirements provides for the disaggregation of assets and liabilities presented, and the enhancement of disclosures around inputs and valuation techniques.	Issued January 2010. Effective for the first interim or annual reporting period beginning after December 15, 2009, except for the additional information in the roll forward of Level 3 investments. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim reporting periods within those fiscal years.	We adopted the applicable provisions of this update, except for the additional information in the roll forward of Level 3 investments (as previously noted), in the first quarter of 2010. Besides a change in disclosure, the adoption of this update does not have a material impact on our consolidated financial statements. None of our instruments were reclassified between Level 1, Level 2 or Level 3 in 2010.
2010-11, "Scope Exception Related to Embedded Credit Derivatives."	Update provides amendments to Subtopic 815-15, "Derivatives and Hedging—Embedded Derivatives," to clarify the scope exception for embedded credit derivative features related to the transfer of credit risk in the form of subordination of one financial instrument to another.	Issued March 2010. Effective at the beginning of each reporting entity's first fiscal quarter beginning after June 15, 2010. Early adoption is permitted at the beginning of each reporting entity's first fiscal quarter beginning after issuance of this update.	We will adopt the provisions of this update for the third quarter of 2010. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.
2010-17, "Milestone Method of Revenue Recognition—a consensus of the FASB Emerging Issues Task Force."	Update provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions.	Issued April 2010. Effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. Early adoption is permitted.	We will adopt the provisions of this update beginning January 1, 2011. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.
2010-19, "Foreign Currency Issues: Multiple Foreign Currency Exchange Rates."	Update codifies the SEC Staff Announcement made at a March 18, 2010 meeting of the Emerging Issues Task Force, or EITF. The Staff Announcement provides the SEC staff's view on certain foreign currency issues related to investments in Venezuela.	Issued May 2010. Staff announcements made at EITF meetings are effective as of the announcement date, which for this update is March 18, 2010, unless otherwise noted.	We have adopted the provisions of this update beginning March 18, 2010. We don't believe the impact of highly inflationary accounting on differences between amounts recorded for financial reporting purposes versus the underlying U.S. dollar denominated values is material to our consolidated financial statements.

Accounting Standards Update	Relevant Requirements of Accounting Standards Update	Issued Date/ Our Effective Dates	Status
ASC 860-20, "Accounting for Transfers of Financial Assets."	Update improves the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance and cash flows; and a transferor's continuing involvement, if any, in transferred financial assets.	Issued June 2009. Effective for the first annual reporting period that begins after November 15, 2009.	We adopted the update as of January 1, 2010. We do not expect the adoption of this pronouncement to have any affect on our consolidated financial statements.
ASC 810-20, "Control of Partnerships and Similar Entities."	Update improves financial reporting by enterprises involved with variable interest entities and to provide more relevant and reliable information to users of financial statements.	Issued June 2009. Effective for the first annual reporting period that begins after November 15, 2009.	We will adopt this update in the second quarter of 2010. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.
ASU No. 2009-13 "Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force."

Establishes the accounting and reporting guidance for arrangements under which a vendor will perform multiple revenue-generating activities. Specifically, the provisions of this update address how to separate deliverables and how to measure and allocate arrangement consideration to one or more units of accounting.

Issued October 2009. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted.

We will adopt the provisions of this update for the first quarter of 2011. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.

ASU No. 2009-17 "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities."

This update consists of amendments to ASC 810, "Consolidation," which change how a company determines when an entity that is insufficiently capitalized or is not controlled through voting should be consolidated. This is based on, among other things, an entity's purpose and design and a company's ability to direct the activities of the entity that most significantly impact the entity's economic performance.

		Issued December 2009. Effective the first interim or annual reporting period after December 15, 2009.	We will adopt the provisions of this update for the first quarter of 2010. We do not expect the provisions of this update to have a material impact on our consolidated financial statements.
ASU No. 2010-02 "Accounting and Reporting for Decreases in Ownership of a Subsidiary—a Scope Clarification."	Amends ASC 810-10, "Consolidation," and related guidance within U.S. GAAP to clarify what the scope of the decrease in ownership of subsidiaries does and does not apply to.	Issued January 2010. Effective the first interim or annual reporting period after December 15, 2009.

We will adopt the provisions of this update for the first quarter of 2010. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.

ASU No. 2010-06 "Improving Disclosures about Fair Value Measurements."

Requires new disclosures and clarifies some existing disclosure requirements about fair value measurements codified within ASC 820, "Fair Value Measurements and Disclosures," including significant transfers into and out of Level 1 and Level 2 investments of the fair value hierarchy. Also requires additional information in the roll forward of Level 3 investments including presentation of purchases, sales, issuances, and settlements on a gross basis. Further clarification for existing disclosure requirements provides for the disaggregation of assets and liabilities presented, and the enhancement of disclosures around inputs and valuation techniques.

Issued January 2010. Effective for the first interim or annual reporting period beginning after December 15, 2009, except for the additional information in the roll forward of Level 3 investments. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim reporting periods within those fiscal years.

We will adopt the provisions of this update for the first quarter of 2010. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.

NET INCOME PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
NET INCOME PER SHARE
Computation of basic and diluted net income per common share

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Net income (loss)—basic and diluted	$(3,773)	$187,574	$(118,721)	$383,060

Shares used in computing net income (loss) per common share—basic	265,270	269,958	265,760	270,406
Effect of dilutive securities(1):
Stock options(2)	—	3,555	—	4,554
Restricted stock units	—	1,303	—	1,221
Other	—	36	—	44

Dilutive potential common shares	—	4,894	—	5,819

Shares used in computing net income (loss) per common share—diluted(1)	265,270	274,852	265,760	276,225

Net income (loss) per common share:
Basic	$(0.01)	$0.69	$(0.45)	$1.42

Diluted	$(0.01)	$0.68	$(0.45)	$1.39

(1)
For the three and six months ended June 30, 2010, basic and diluted net loss per share are the same. We did not include the securities described in the following table in the computation of diluted net loss per share because these securities would have an anti-dilutive effect due to our net loss for those periods (amounts in thousands):

	Three Months Ended June 30, 2010	Six Months Ended June 30, 2010
Stock options	2,316	2,633
Restricted stock units	2,391	2,462
Other	148	198

Total shares excluded from calculation of diluted loss per share	4,855	5,293

(2)
We did not include the securities described in the following table in the computation of diluted earnings (loss) per share because these securities were anti-dilutive during the corresponding period (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Shares issuable upon exercise of outstanding options	23,158	19,732	21,903	14,191

	For the Years Ended December 31,
	2009	2008	2007
Net income	$422,300	$421,081	$480,193
Effect of dilutive securities:
Interest expense and debt fee amortization, net of tax, related to our 1.25% convertible senior notes	—	6,915	7,543

Net income—diluted	$422,300	$427,996	$487,736

Shares used in computing net income per common share—basic	268,841	268,490	263,895
Effect of dilutive securities(1):
Shares issuable upon the assumed conversion of our 1.25% convertible senior notes	—	8,851	9,686
Stock options(2)	3,719	7,286	7,039
Restricted stock units	1,501	700	11
Other	10	268	136

Dilutive potential common shares	5,230	17,105	16,872

Shares used in computing net income per common share—diluted(1)(2)	274,071	285,595	280,767

Net income per share:
Basic	$1.57	$1.57	$1.82

Diluted	$1.54	$1.50	$1.74

(1)
Prior to January 1, 2009, the shares issuable upon redemption of  $690.0 million in principal of our 1.25% convertible senior notes were included in diluted weighted average shares outstanding for purposes of computing diluted earnings per share, unless the effect was anti-dilutive. We redeemed these notes, primarily for cash, on December 1, 2008.

(2)
We did not include the securities described in the following table in the computation of diluted earnings per share because these securities were anti-dilutive during each such period (amounts in thousands):

Antidilutive securities

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Shares issuable upon exercise of outstanding options	23,158	19,732	21,903	14,191

	For the Years Ended December 31,
	2009	2008	2007
Shares of Genzyme Stock issuable upon exercise of outstanding options	18,047	3,816	12,262

STRATEGIC TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2009
STRATEGIC TRANSACTIONS.
Table illustrating how specific elements of business combinations prior to and on or after January 1, 2009 are accounted for

Element	Prior to January 1, 2009	On or after January 1, 2009
Transaction costs	• Capitalized as cost of acquisition	• Expensed as incurred
Exit/Restructuring costs	• Capitalized as cost of acquisition if certain criteria were met	• Expensed as incurred at or subsequent to acquisition date
IPR&D	• Measured at fair value and expensed on acquisition date, or capitalized as an intangible asset if certain criteria were met	• Measured at fair value and capitalized as an intangible asset and tested for impairment until completion of program
• Amortized from date of completion over estimated useful life
Contingent consideration	• Recorded at acquisition date only to the extent of negative goodwill	• Measured at fair value and recorded on acquisition date
	• Capitalized as cost of acquisition when contingency was resolved	• Re-measured in subsequent periods with an adjustment to earnings
• No subsequent re-measurement
Negative goodwill (excess of the value of acquired assets over consideration transferred)	• Offset other long-lived intangibles acquired	• Recognized as a gain in earnings
Changes in deferred tax assets and valuation allowances	• Recorded as adjustments to goodwill	• Recorded as tax expense
Adjustments to acquisition accounting	• Recorded in the current period financial statements	• Recorded as adjustments to prior period financial statements

Acquisition from Bayer

Cash, net of refundable cash deposits	$42,425
Contingent consideration obligations	964,100

Total fair value of total consideration	$1,006,525

Inventory	$136,400
Developed technology:
Fludara (to be amortized over 5 years)	182,100
Campath (to be amortized over 10 years)	71,000
Leukine (to be amortized over 12 years)	8,272
IPR&D—alemtuzumab for MS	632,912

Total fair value of assets acquired	1,030,684

Gain on acquisition of business	$24,159

Acquisition from Bioenvision

Total purchase price	$349,941

Cash and cash equivalents	$45,186
Accounts receivable	5,537
Inventory	1,684
Other current assets	5,130
Goodwill	85,269
Other intangible assets	172,441
In-process research and development	106,350
Equity in net loss of pre-acquisition ownership	21,101
Other noncurrent assets	624
Assumed liabilities:
Income taxes payable	(72,461)
Deferred tax liabilities	(7,829)
Liabilities for exit activities and integration	(2,671)
Other liabilities	(10,420)

Allocated purchase price	$349,941

Purchase of In-Process Research and Development

Company/Assets Acquired	Purchase Price	IPR&D		Programs Acquired	Discount Rate Used in Estimating Cash Flows	Year of Expected Launch
Bayer (2009)	$1,006.5	$445.3		alemtuzumab for MS—US	16%	2012
		187.6		alemtuzumab for MS—ex-US	16%	2013

		$632.9	(1)

Bioenvision (2007)	$349.9	$125.5	(2)	Clolar(3)	17%	2010 - 2016	(4)

AnorMED (2006)	$589.2	$526.8	(2)	Mozobil (stem cell transplant)(5)	15%	2016

(1)
Capitalized as an indefinite-lived intangible asset.

(2)
Expensed on acquisition date.

(3)
Clolar is approved for the treatment of relapsed and refractory pediatric ALL. The IPR&D projects for Clolar are related to the development of the product for the treatment of other medical issues.

(4)
Year of expected launch reflects both the ongoing launch of products for currently approved indications and the anticipated launch of the products in the future for new indications.

(5)
Mozobil received marketing approval for use in stem cell transplants in the United States in December 2008 and in Europe in July 2009. Mozobil is also being developed for tumor sensitization.

Pro Forma Financial Summary

	2009	2008
Total revenues	$4,615,674	$4,869,349

Net income	$359,489	$272,504

Net income (loss) per share:
Basic	$1.34	$1.01

Diluted	$1.31	$0.98

Weighted average shares outstanding:
Basic	268,841	268,490

Diluted	274,071	285,595

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative instruments by balance sheet location

	Unrealized Gain/Loss on Foreign Exchange Forward Contracts
			As Reported
	Gross		Net
	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
As of:	Other current assets	Accrued expenses	Other current assets	Accrued expenses
June 30, 2010	$1,236	$1,737	$—	$501
December 31, 2009	$9,834	$5,550	$4,284	$—

	Unrealized Gain/Loss on Foreign Exchange Forward Contracts
			As Reported
	Gross		Net
	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
As of:	Other current assets	Accrued expenses	Other current assets	Accrued expenses
December 31, 2009	$9,834	$5,550	$4,284	$—
December 31, 2008	$2,758	$4,192	$—	$1,434

Schedule of gain or loss of derivative instruments

		Net (Gain)/Loss Reported
		Three Months Ended June 30,		Six Months Ended June 30,
	Statement of Operations Location
Derivative Instrument		2010	2009	2010	2009
Foreign exchange forward contracts	SG&A	$4,660	$18,728	$(381)	$7,898

		Net (Gain)/Loss Reported
	Statement of Operations Location
Derivative Instrument		2009	2008	2007
Foreign exchange forward contracts	SG&A	$23,620	$9,965	$34,278

INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
INVENTORIES
Components of inventory

	June 30, 2010	December 31, 2009
	(Amounts in thousands)
Raw materials	$106,394	$123,434
Work-in-process	283,648	288,653
Finished goods	204,070	195,935

Total	$594,112	$608,022

	December 31,
	2009	2008
	(Amounts in thousands)
Raw materials	$123,434	$96,986
Work-in-process	288,653	141,094
Finished goods	195,935	215,357

Total	$608,022	$453,437

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2009
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment

	December 31,
	2009	2008
	(Amounts in thousands)
Plant and equipment	$1,403,719	$879,933
Land and buildings	1,239,721	1,006,140
Leasehold improvements	270,003	246,468
Furniture and fixtures	74,023	63,241
Construction in progress	899,687	1,015,497

	3,887,153	3,211,279
Less accumulated depreciation	(1,077,804)	(904,712)

Property, plant and equipment, net	$2,809,349	$2,306,567

Property, plant and equipment subject to capital leases

December 31, 2009
Building—Corporate headquarters in Cambridge, Massachusetts	$131,031
Less accumulated depreciation	(55,429)

Assets subject to capital leases, net	$75,602

Capitalized amounts of interest costs

For the Years Ended December 31,
2009	2008	2007
$12.3	$19.0	$14.5

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of changes in goodwill

	Personalized Genetic Health	Renal and Endocrinology	Biosurgery	Hematology and Oncology	Multiple Sclerosis	Other	Total
Goodwill	$339,563	$319,882	$110,376	$375,889	$318,059	$261,631	$1,725,400
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of December 31, 2009	339,563	319,882	7,584	375,889	318,059	42,386	1,403,363
Net exchange differences arising during the period	—	—	—	—	—	(19)	(19)
Other changes in carrying amounts during the period	—	—	—	—	—	295	295

Balance as of June 30, 2010	$339,563	$319,882	$7,584	$375,889	$318,059	$42,662	$1,403,639

Goodwill	$339,563	$319,882	$110,376	$375,889	$318,059	$261,907	$1,725,676
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of June 30, 2010	$339,563	$319,882	$7,584	$375,889	$318,059	$42,662	$1,403,639

(1)
Accumulated impairment losses include:

•
a  $102.8 million pre-tax charge recorded in 2003 to write off the goodwill of our Biosurgery reporting segment's orthopaedics reporting unit; and
  •
  a  $219.2 million pre-tax charge recorded in 2006 to write off the goodwill of our genetic testing reporting unit.

	Personalized Genetic Health	Renal and Endocrinology	Biosurgery	Hematology and Oncology	Multiple Sclerosis	Other	Total
Goodwill	$339,563	$319,882	$110,377	$375,911	$318,059	$262,073	$1,725,865
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of December 31, 2007	339,563	319,882	7,585	375,911	318,059	42,828	1,403,828
Net exchange differences arising during the period	—	—	—	—	—	(2,731)	(2,731)
Other changes in carrying amounts during the period	—	—	(1)	(22)	—	—	(23)

Balance as of December 31, 2008	339,563	319,882	7,584	375,889	318,059	40,097	1,401,074
Net exchange differences arising during the period	—	—	—	—	—	1,925	1,925
Other changes in carrying amounts during the period	—	—	—	—	—	364	364

Balance as of December 31, 2009	$339,563	$319,882	$7,584	$375,889	$318,059	$42,386	$1,403,363

Goodwill	$339,563	$319,882	$110,376	$375,889	$318,059	$261,631	$1,725,400
Accumulated impairment losses(1)	—	—	(102,792)	—	—	(219,245)	(322,037)

Balance as of December 31, 2009	$339,563	$319,882	$7,584	$375,889	$318,059	$42,386	$1,403,363

(1)
Accumulated impairment losses include:

•
a  $102.8 million pre-tax charge recorded in 2003 to write off the goodwill of our Biosurgery reporting segment's orthopaedics reporting unit; and

•
a  $219.2 million pre-tax charge recorded in 2006 to write off the goodwill of our genetic testing reporting unit.

Schedule of other intangible assets

	As of June 30, 2010			As of December 31, 2009
	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets
Finite-lived other intangible assets:
Technology(1)	$1,939,330	$(942,470)	$996,860	$2,180,232	$(877,611)	$1,302,621
Distribution rights(2)	446,427	(260,557)	185,870	440,521	(227,726)	212,795
Patents	188,651	(138,520)	50,131	188,651	(131,898)	56,753
License fees	98,272	(50,031)	48,241	98,647	(47,052)	51,595
Customer lists	87,421	(48,282)	39,139	87,423	(43,822)	43,601
Trademarks	60,608	(50,332)	10,276	60,608	(47,623)	12,985

Total finite-lived other intangible assets	2,820,709	(1,490,192)	1,330,517	3,056,082	(1,375,732)	1,680,350
Indefinite-lived other intangible assets:
IPR&D	632,912	—	632,912	632,912	—	632,912

Total other intangible assets	$3,453,621	$(1,490,192)	$1,963,429	$3,688,994	$(1,375,732)	$2,313,262

(1)
For the year ended December 31, 2009, includes a gross technology intangible asset of  $240.3 million and related accumulated amortization of  $(24.0) million related to the consolidated results of BioMarin/Genzyme LLC. Effective January 1, 2010, under new guidance we adopted for consolidating variable interest entities, we no longer consolidate the results of this joint venture and no longer include this gross technology asset and the related accumulated amortization or a related other noncurrent liability in our consolidated balance sheets.

(2)
Includes an additional  $6.0 million for the six months ended June 30, 2010 for additional payments made or accrued in connection with the reacquisition of the Synvisc sales and marketing rights from Pfizer in January 2005. As of June 30, 2010, the contingent royalty payments to Pfizer payable under the agreement are substantially complete. We completed the contingent royalty payments to Pfizer related to North American sales of Synvisc in the first quarter of 2010 and anticipate completing the remaining contingent royalty payments to Pfizer related to sales of the product outside of the United States by first quarter of 2011, the amount of which is not significant.

	As of December 31, 2009			As of December 31, 2008
	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets	Gross Other Intangible Assets	Accumulated Amortization	Net Other Intangible Assets
Finite-lived other intangible assets:
Technology(1)	$2,180,232	$(877,611)	$1,302,621	$1,919,074	$(692,235)	$1,226,839
Distribution rights(2)	440,521	(227,726)	212,795	399,768	(170,892)	228,876
Patents	188,651	(131,898)	56,753	194,560	(121,763)	72,797
License fees	98,647	(47,052)	51,595	98,123	(39,824)	58,299
Customer lists	87,423	(43,822)	43,601	83,729	(34,271)	49,458
Trademarks	60,608	(47,623)	12,985	60,556	(42,194)	18,362
Other	—	—	—	2,039	(1,972)	67

Total finite-lived other intangible assets	3,056,082	(1,375,732)	1,680,350	2,757,849	(1,103,151)	1,654,698
Indefinite-lived other intangible assets:
IPR&D(3)	632,912	—	632,912	—	—	—

Total other intangible assets	$3,688,994	$(1,375,732)	$2,313,262	$2,757,849	$(1,103,151)	$1,654,698

(1)
Includes an additional  $261.4 million of gross technology intangible assets resulting from our acquisition of the worldwide rights to the oncology products Campath, Fludara and Leukine from Bayer in May 2009. Of this amount:

  •
   $71.0 million is related to Campath and will be amortized over ten years;

  •
   $182.1 million is related to Fludara and will be amortized over five years; and

  •
   $8.3 million is related to Leukine and will be amortized over twelve years.

(2)
Includes an additional  $41.9 million in 2009 for additional payments made or accrued in connection with the reacquisition of the Synvisc sales and marketing rights from Wyeth in January 2005. In addition, we will make a series of additional contingent royalty payments to Wyeth based on the volume of Synvisc sales in the covered territories. To date,  $287.5 million of the maximum amount payable under the agreement has been paid. We anticipate completing the contingent royalty payments to Wyeth during the first quarter of 2010.

(3)
Includes capitalized IPR&D totaling  $632.9 million related to our acquisition of the worldwide rights to alemtuzumab for MS from Bayer in May 2009, including  $445.3 million related to the development of the product for sale in the United States and  $187.6 million for the development of the product for sale outside of the United States.

Estimated future amortization expense for finite-lived other intangible assets

Year Ended December 31,	Estimated Revenue- Based Amortization Expense(1)	Estimated Other Amortization Expense	Total Estimated Amortization Expense(1)
2010 (remaining six months)	$49,255	$91,146	$140,401
2011	119,112	175,060	294,172
2012	94,168	148,174	242,342
2013	29,545	131,432	160,977
2014	26,308	109,116	135,424
Thereafter	21,578	352,219	373,797
(1)
Includes estimated future amortization expense for:

•
the Synvisc distribution rights based on the forecasted respective future sales of Synvisc and the resulting future contingent payments we may be required to make to Pfizer and the Myozyme/Lumizyme patent and technology rights pursuant to a license agreement with Synpac based on forecasted future Net Sales of Myozyme/Lumizyme and the milestone payments we may be required to make to Synpac. These contingent payments will be recorded as intangible assets when the payments are accrued; and

•
the technology intangible assets resulting from our acquisition of the worldwide rights to Fludara, which are being amortized based on the forecasted future sales of Fludara.

Year Ended December 31,	Estimated Amortization Expense(1)(2)
2010	$312,076
2011	304,138
2012	229,408
2013	150,452
2014	118,310
Thereafter	372,186
(1)
Includes estimated future amortization expense for:

•
the Synvisc distribution rights based on the forecasted respective future sales of Synvisc and the resulting future contingent payments we may be required to make to Wyeth and the Myozyme patent and technology rights pursuant to a license agreement with Synpac based on forecasted future sales of Myozyme and the milestone payments we may be required to make to Synpac. These contingent payments will be recorded as intangible assets when the payments are accrued; and

•
the technology intangible assets resulting from our acquisition of the worldwide rights to the oncology products Campath, Leukine and Fludara, of which:

•
the assets related to Campath and Leukine are being amortized on a straight-line basis; and

•
the asset related to Fludara is being amortized based on the forecasted future sales of Fludara.

(2)
Excludes future amortization expense related to the  $240.2 million of technology recorded effective January 1, 2008 related to our consolidation of the results of BioMarin/Genzyme LLC, because such amortization is entirely offset by the corresponding amortization of a noncurrent liability related to the consolidation of BioMarin/Genzyme LLC.

INVESTMENTS IN MARKETABLE SECURITIES AND EQUITY INVESTMENTS (Tables)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
INVESTMENTS IN MARKETABLE SECURITIES AND EQUITY INVESTMENTS
Fair value measurement of assets and liabilities valued on a recurring basis

Description	Balance as of December 31, 2009	Level 1	Level 2	Level 3
Fixed income investments(1):
Cash equivalents:
Money market funds/other	$603,109	$603,109	$—	$—

Short-term investments:
U.S. Treasury notes	41,040	41,040	—	—
Non U.S. Governmental notes	4,114	—	4,114	—
U.S. Government agency notes	56,810	—	56,810	—
Corporate notes—global	54,825	—	54,825	—
Commercial paper	6,841	—	6,841	—

Total	163,630	41,040	122,590	—

Long-term investments:
U.S. Treasury notes	29,793	29,793	—	—
Non U.S. Governmental notes	4,873	—	4,873	—
U.S. Government agency notes	28,015	—	28,015	—
Corporate notes—global	81,143	—	81,143	—

Total	143,824	29,793	114,031	—

Total fixed income investments	910,563	673,942	236,621	—

Equity holdings(1):
Publicly-traded equity securities	40,380	40,380	—	—

Derivatives:
Foreign exchange forward contracts	4,284	—	4,284	—

Contingent liabilities(2):
Contingent consideration obligations	(1,015,236)	—	—	(1,015,236)

Total assets (liabilities) at fair value	$(60,009)	$714,322	$240,905	$(1,015,236)

Description	Balance as of December 31, 2008	Level 1	Level 2	Level 3
Fixed income investments(1):
Cash equivalents:
Money market funds/other	$357,680	$357,680	$—	$—

Short-term investments:
U.S. Treasury notes	7,505	7,505	—	—
U.S. Government agency notes	10,328	—	10,328	—
Corporate notes—global	39,674	—	39,674	—

Total	57,507	7,505	50,002	—

Long-term investments:
U.S. Treasury notes	75,040	75,040	—	—
Non U.S. Governmental notes	7,322	—	7,322	—
U.S. Government agency notes	121,707	—	121,707	—
Corporate notes—global	140,009	—	140,009	—

Total	344,078	75,040	269,038	—

Total fixed income investments	759,265	440,225	319,040	—

Equity holdings(1):
Publicly-traded equity securities	56,596	56,596	—	—

Derivatives:
Foreign exchange forward contracts	(1,434)	—	(1,434)	—

Total assets (liabilities) at fair value	$814,427	$496,821	$317,606	$—

(1)
Changes in the fair value of our fixed income investments and investments in publicly-traded equity securities are recorded in accumulated other comprehensive income (loss), a component of stockholders' equity, in our consolidated balance sheets.

(2)
In May 2009, we recorded contingent consideration obligations in connection with our acquisition from Bayer of the worldwide rights to Campath, Fludara, Leukine and alemtuzumab for MS. Changes in the fair value of these contingent consideration obligations are recorded as contingent consideration expense, a component of operating expenses in our consolidated statements of operations.

Schedule of changes in fair value of Level 3 contingent consideration obligations

Contingent consideration obligations related to acquisition from Bayer in May 2009	$(964,100)
Payments	36,403
Contingent consideration expense	(65,584)
R&D reimbursement received	(9,987)
Effect of foreign currency adjustment	(11,968)

Fair value at December 31, 2009	$(1,015,236)

Investments at cost and market value

	December 31,
	2009		2008
	Cost	Market Value	Cost	Market Value
	(Amounts in thousands)
Cash equivalents:
Money market funds/other	$603,109	$603,109	$357,680	$357,680
Short-term investments:
Corporate notes	61,620	62,508	41,457	39,674
U.S. Government agencies	54,815	55,968	10,260	10,328
Non U.S. Government notes	4,037	4,114	—	—
U.S. Treasury notes	40,135	41,040	7,281	7,505

	160,607	163,630	58,998	57,507
Long-term investments:
Corporate notes	80,011	81,143	143,674	140,009
U.S. Government agencies	27,292	28,015	117,143	121,707
Non U.S. Government notes	4,765	4,873	7,277	7,322
U.S. Treasury notes	29,751	29,793	71,110	75,040

	141,819	143,824	339,204	344,078

Total cash equivalents, short- and long-term investments	$905,535	$910,563	$755,882	$759,265

Investments in equity securities	$62,221	$74,438	$57,777	$83,325

Investments by contractual maturity

	December 31,
	2009		2008
	Cost	Market Value	Cost	Market Value
Within 1 year	$763,716	$766,739	$416,678	$415,187
1 - 2 years	134,498	136,334	323,196	328,588
2 - 10 years	7,321	7,490	16,008	15,490

	$905,535	$910,563	$755,882	$759,265

Investments in equity securities

	December 31, 2009			December 31, 2008
	Adjusted Cost	Market Value	Unrealized Gain/ (Loss)	Adjusted Cost	Market Value	Unrealized Gain/ (Loss)
Publicly-held companies(1)(2):
Dyax	$12,173	$11,399	$(774)	$17,992	$18,090	$98
ABIOMED	11,332	18,737	7,405	12,185	37,893	25,708
EXACT Sciences	4,470	10,170	5,700	—	—	—
Other	188	74	(114)	871	613	(258)

Total publicly-held companies	28,163	40,380	12,217	31,048	56,596	25,548
Private equity funds	16,755	16,755	—	18,684	18,684	—
Privately-held companies(3)	17,303	17,303	—	8,045	8,045	—

Total	$62,221	$74,438	$12,217	$57,777	$83,325	$25,548

(1)
Marketable equity securities that have readily determinable market values are stated at market value.

(2)
On January 7, 2008, as part of our strategic alliance with Isis, we acquired five million shares of Isis common stock. Due to certain trading restrictions, we classify this investment, which had a carrying value of  $80.1 million at December 31, 2009, as an other noncurrent asset. Our relationship with Isis is described in Note C., "Strategic Transactions," to these consolidated financial statements.

(3)
Equity securities without readily determinable market values and for which we do not exercise significant influence are stated at cost and are periodically reviewed for impairment.

Schedule of gain or loss of derivative instruments

	December 31,
	2009	2008
Unrealized holding gains	$18.3	$35.1
Unrealized holding losses	$1.1	$6.3

EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2009
EQUITY METHOD INVESTMENTS.
Net income (loss) of equity method investments

	Our Portion of the Net Income (Loss) of Our Equity Method Investments			Total Income (Loss) of Our Equity Method Investments
Equity Method Investment	2009	2008	2007	2009	2008	2007
BioMarin/Genzyme LLC	$—	$—	$30.1	$—	$—	$60.2
Bioenvision(1)	—	—	(21.1)	—	—	(9.6)
Other	—	0.2	(1.6)	—	0.4	(9.4)

Totals	$—	$0.2	$7.4	$—	$0.4	$41.2

(1)
For the period from July 10, 2007 through October 22, 2007, we accounted for our initial investment in Bioenvision common stock under the equity method of accounting. We completed the acquisition of Bioenvision effective October 23, 2007.

Condensed income statement of equity method investees, excluding Bioenvision

	For the Years Ended December 31,
	2009	2008	2007
Revenue	$—	$—	$124,203
Gross profit	—	—	97,092
Operating expenses	—	326	(46,656)
Net income	8	370	50,866

Condensed balance sheet of equity method investees, excluding Bioenvision

	December 31,
	2009	2008
Current assets	$1,593	$1,585
Noncurrent assets	—	—
Current liabilities	351	351
Noncurrent liabilities	—	—

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2009
ACCRUED EXPENSES.
Schedule of accrued expenses

	December 31,
	2009	2008
	(Amounts in thousands)
Compensation	$213,686	$232,363
Rebates	134,002	132,905
Bank overdraft	45,918	45,022
License fees	98	65,188
Royalties	63,502	56,501
Other	239,017	233,407

Total	$696,223	$765,386

LONG-TERM DEBT AND LEASES (Tables)	12 Months Ended
Dec. 31, 2009
LONG-TERM DEBT AND LEASES
Long-term debt, capital lease obligations and convertible debt

	December 31,
	2009	2008
Notes payable	$5,847	$6,916
Revolving credit facility maturing in July 2011	—	—
Mortgage payable	17,509	17,957
Capital lease obligations	101,244	107,034

Long-term debt, capital lease obligations and convertible debt, including current portion	124,600	131,907
Less current portion	(8,166)	(7,566)

Noncurrent portion	$116,434	$124,341

Principal amounts of long-term debt required to be paid over the next five years and thereafter

2010	2011	2012	2013	2014	After 2014
$1.6	$1.6	$1.7	$1.8	$1.8	$14.9

Amounts payable under non-cancelable capital leases over the next five years and thereafter

2010	$15.4
2011	15.4
2012	15.5
2013	16.9
2014	18.9
Thereafter	67.5

Total lease payments	149.6
Less: interest	(48.4)

Total principal payments	101.2
Less current portion	(6.4)

Total	$94.8

Total expense under operating leases

For the Years Ended December 31,
2009	2008	2007
$81.8	$75.2	$74.3

Amounts payable under non-cancelable operating leases over the next five years and thereafter

2010	2011	2012	2013	2014	After 2014	Total
$79.9	$69.3	$52.6	$33.9	$27.5	$151.0	$414.2

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2009
STOCKHOLDERS' EQUITY
Preferred Stock

	At December 31, 2008 and 2009
Series	Authorized	Issued	Outstanding
Series A Junior Participating, $0.01 par value	3,000,000	—	—
Undesignated	7,000,000	—	—

	10,000,000	—	—

Common Stock

		Outstanding at December 31,
Series	Authorized	2009	2008
Genzyme Stock, $0.01 par value	690,000,000	265,696,834	270,704,169

Equity plans

			As of December 31, 2009
Plan Name	Group Eligible	Type of Award Granted	Awards Reserved for Issuance	Awards Outstanding	Awards Available for Grant
2004 Equity Incentive Plan(1)	All key employees and consultants	ISO/NSO/RS/RSU	35,052,286	29,721,887	5,330,399
2001 Equity Incentive Plan(1)	All key employees and consultants	ISO/NSO	6,773,548	6,749,303	24,245
2007 Director Equity Plan(2)	Non-employee board members	NSO/RS/RSU	775,891	661,983	113,908
Assumed Options(3)			77,779	77,779	—

			42,679,504	37,210,952	5,468,552

(1)
The exercise price of option grants may not be less than the fair market value of Genzyme Stock at the date of grant. Option grants have a maximum term of ten years and RSUs generally have cliff vesting in three years. The compensation committee of our board of directors, or its delegates as applicable, determines the terms and conditions of each award, including who among eligible persons will receive awards, the form of payment of the exercise price of stock options, the number of shares granted, the vesting schedule and the terms of exercise or release.

(2)
Options and RSUs are automatically granted on the date of our annual shareholders meeting or at a director's initial appointment to the board. Options have an exercise price equal to the fair market value of Genzyme Stock on the date of grant and expire ten years after the initial grant date. Options and RSUs vest on the date of the next annual shareholders meeting following the date of grant.

(3)
Consists of options we assumed through our acquisitions.

Stock-Based Compensation Expense, Net of Estimated Forfeitures

	For the Years Ended December 31,
	2009	2008	2007
Pre-tax stock-based compensation expense, net of estimated forfeitures	$(204,115)	$(186,973)	$(189,950)
Less: tax benefit of stock options	53,434	56,740	58,148

Stock-based compensation expense, net of tax	$(150,681)	$(130,233)	$(131,802)

Per basic and diluted share	$(0.56)	$(0.49)	$(0.50)

(1)
We capitalized  $16.4 million in 2009,  $13.9 million in 2008 and  $13.5 million in 2007, of stock-based compensation expense to inventory, all of which is attributable to participating employees that support our manufacturing operations. We amortize stock-based compensation expense capitalized to inventory based on inventory turns.

Valuation Assumptions for Stock Option Plans and ESPP

	For the Years Ended December 31,
	2009	2008	2007
Risk-free interest rate	2%	2%	4%
Dividend yield	0%	0%	0%
Expected option life (in years)—directors	7	7	7
Expected option life (in years)—officers	6	6	6
Expected option life (in years)—other senior managers	5	5	4
Expected option life (in years)—all other employees	4	4	4
Volatility-stock options	32%	27%	28%
Volatility-ESPP	42%	27%	23%

Stock Option Plan Activity

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2008	31,850,152	$55.39
Granted	2,099,955	$58.61
Exercised	(1,368,273)	$33.18
Forfeited and cancelled	(484,246)	$87.16

Outstanding at December 31, 2009	32,097,588	$56.09	5.37	$76,034,685

Vested and expected to vest at December 31, 2009	31,977,058	$56.07	5.36	$76,034,685

Exercisable at December 31, 2009	25,655,170	$54.41	4.71	$76,034,685

Pre-tax intrinsic value and weighted average grant date fair value per share of stock granted under stock option plans

	For the Years Ended December 31,
	2009	2008	2007
Pre-tax intrinsic value of options exercised	$36,421	$176,048	$153,772
Weighted average grant date fair value per share of stock granted under our stock option plans	$18.80	$19.24	$19.39

Time Vesting RSU Activity

	Shares Under Award	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2008	2,985,925	$65.87	1.89
Granted	2,352,820	$58.64
Vested and issued	(80,123)
Forfeited and cancelled	(145,258)	$63.18

Outstanding at December 31, 2009	5,113,364	$62.56	1.53	$250,605,970

Vested and expected to vest at December 31, 2009	4,959,699		1.51	$243,074,826

Cumulative shares issued at December 31, 2009	90,599

ESPP Activity

Shares available and issued:
Available for purchase as of December 31, 2007	1,445,791
Shares purchased by employees	(936,105)

Available for purchase as of December 31, 2008	509,686
Additional shares authorized	3,000,000
Adjustment—shares from our 2001 ESPP plan	9,909
Shares purchased by employees	(1,067,192)

Available for purchase as of December 31, 2009	2,452,403

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2009
INCOME TAXES:
Income (loss) before income taxes and the related income tax provisions

	For the Years Ended December 31,
	2009	2008	2007
Income (loss) before income taxes:
Domestic	$218,744	$655,550	$753,987
Foreign	324,989	(30,012)	(18,313)

Total	$543,733	$625,538	$735,674

Currently payable:
Federal	$135,699	$347,100	$313,136
State	14,736	26,212	19,498
Foreign	66,709	26,345	28,986

Total	217,144	399,657	361,620

Deferred:
Federal	(111,133)	(153,183)	(75,931)
State	(23,005)	(13,588)	(10,311)
Foreign	38,427	(28,429)	(19,897)

Total	(95,711)	(195,200)	(106,139)

Provision for income taxes	$121,433	$204,457	$255,481

Reconciliation of effective tax rate

	For the Years Ended December 31,
	2009	2008	2007
Tax provision at U.S. statutory rate	35.0%	35.0%	35.0%
Domestic manufacturing benefits	(4.3)	(2.1)	(0.5)
Legal settlements	—	—	3.0
Audit settlements	—	(1.3)	0.5
Stock compensation	2.2	1.5	1.3
Tax credits	(5.5)	(3.9)	(3.5)
Foreign rate differential	(3.2)	1.4	(2.1)
Other	(1.9)	2.1	1.0

Effective tax rate	22.3%	32.7%	34.7%

Reconciliation of the beginning and ending amount of unrecognized tax benefits

Balance as of December 31, 2006	$36,515
Additions to tax provisions related to the current year	9,634
Additions to tax provisions related to the prior years	829
Reduction for tax provisions of prior years	(5,155)

Balance as of December 31, 2007	41,823
Additions to tax provisions related to the current year	8,445
Additions to tax provisions related to the prior years	10,029
Reduction for tax provisions of prior years	(8,232)

Balance as of December 31, 2008	52,065
Additions to tax provisions related to the current year	6,501
Additions to tax provisions related to prior years	3,403
Reduction for tax provisions of prior years	(22,139)

Balance as of December 31, 2009	$39,830

Components of net deferred tax assets (liabilities)

	December 31,
	2009	2008
Deferred tax assets:
Net operating loss carryforwards	$1,649	$49,587
Tax credits	22,163	18,831
Inventory	85,511	75,314
Depreciable assets	8,433	3,331
Stock-based compensation	183,395	133,847
Intangible amortization	133,172	75,051
Reserves, accruals and other	120,388	103,887

Total deferred tax assets	554,711	459,848
Deferred tax liabilities:
Realized and unrealized capital (gains) losses	531	(2,506)

Net deferred tax assets	$555,242	$457,342

BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2009
BENEFIT PLANS
Changes in defined benefit obligation, fair value of plan assets, and funded status

	December 31,
	2009	2008
Change in benefit obligation:
Projected benefit obligation, beginning of year	$65,322	$97,608
Service cost	4,471	6,313
Interest cost	4,642	5,468
Plan participants' contributions	2,024	2,073
Actuarial (gain)/loss	24,687	(21,372)
Foreign currency exchange rate changes	8,658	(23,150)
Benefits paid	(1,444)	(1,618)

Projected benefit obligation, end of year	$108,360	$65,322

Change in plan assets:
Fair value of plan assets, beginning of year	$43,755	$72,387
Return on plan assets	10,145	(16,155)
Employer contribution	4,380	4,486
Plan participants' contributions	2,024	2,073
Foreign currency exchange rate changes	6,053	(17,640)
Benefits paid	(1,246)	(1,396)

Fair value of plan assets, end of year	$65,111	$43,755

Funded status at end of year	$(43,249)	$(21,567)

Amounts recognized in consolidated balance sheet

	December 31,
	2009	2008
Accrued expenses	$(1,973)	$(1,234)
Other noncurrent liabilities	(41,276)	(20,333)

Net amount recognized	$(43,249)	$(21,567)

Amounts recognized in accumulated other comprehensive income (loss)

	For the Years Ended December 31,
	2009	2008	2007
Net actuarial gains	$34,076	$20,631	$22,187
Net prior service costs	—	—	—

Weighted average assumptions used in determining related obligations of pension benefit plans

	December 31,
	2009	2008
Weighted average assumptions:
Discount rate	5.67%	6.42%
Rate of compensation increase	4.62%	4.12%

Weighted average assumptions used to determine net pension expense

	December 31,
	2009	2008	2007
Weighted average assumptions:
Discount rate	6.43%	5.78%	5.12%
Rate of return on assets	7.64%	7.61%	7.67%
Rate of compensation increase	4.15%	4.81%	4.44%

Components of net pension expense

	December 31,
	2009	2008	2007
Service cost	$4,471	$6,313	$6,436
Interest cost	4,642	5,468	5,063
Expected return on plan assets	(4,034)	(5,607)	(3,411)
Amortization and deferral of actuarial gain (loss)	761	827	(456)

Net pension expense	$5,840	$7,001	$7,632

Projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets

	December 31,
	2009	2008
Projected benefit obligation	$108,360	$65,322
Accumulated benefit obligation	99,079	56,462
Fair value of plan assets	65,111	43,755

Actual weighted average asset allocations for U.K. Pension Plan

	December 31,
	2009	2008
U.K. equity securities	56%	56%
Other overseas equity securities	21%	25%
Bonds	9%	11%
Real estate	8%	4%
Other	6%	4%

Total	100%	100%

Estimated future benefit payments

Estimated Future Benefit Payments
2010	$2,045
2011	1,908
2012	2,176
2013	2,388
2014	2,855
2015 - 2019	20,987

Total	$32,359

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2009
SEGMENT INFORMATION
Segment operating information

	For the Years Ended December 31,
	2009	2008	2007
Revenues:
Personalized Genetic Health(1)(3)	$1,849,609	$2,296,136	$1,826,740
Renal and Endocrinology	1,008,352	954,421	832,109
Biosurgery	561,815	491,100	426,647
Hematology and Oncology(2)	512,920	309,538	251,759
Multiple Sclerosis	12,467	21,709	11,595
Other	568,364	530,874	463,054
Corporate	1,998	1,261	1,615

Total	$4,515,525	$4,605,039	$3,813,519

Depreciation and amortization expense:
Personalized Genetic Health	$55,128	$47,150	$40,776
Renal and Endocrinology	84,342	83,314	83,609
Biosurgery	87,007	76,327	71,512
Hematology and Oncology(2)	102,991	67,784	49,063
Multiple Sclerosis	2,207	592	388
Other	36,788	33,207	34,528
Corporate	87,901	66,290	58,320

Total	$456,364	$374,664	$338,196

Equity in income (loss) of equity method investments:
Personalized Genetic Health	$—	$185	$29,258
Renal and Endocrinology	—	—	(45)
Biosurgery	—	—	—
Hematology and Oncology	—	—	(21,101)
Multiple Sclerosis	—	—	—
Other	—	—	—
Corporate	—	16	(714)

Total	$—	$201	$7,398

Income (loss) before income taxes:
Personalized Genetic Health(1)(3)(4)	$909,882	$1,090,514	$1,169,371
Renal and Endocrinology(5)	453,322	261,992	297,458
Biosurgery	149,062	99,553	60,082
Hematology and Oncology(2)	(80,928)	(90,854)	(215,571)
Multiple Sclerosis(2)	(101,295)	(48,689)	(20,789)
Other(6)	36,738	34,529	33,797
Corporate(7)	(823,048)	(721,507)	(588,674)

Total	$543,733	$625,538	$735,674

(1)
Effective January 1, 2008, instead of sharing all costs and profits of Aldurazyme equally, we began to record all sales of Aldurazyme and began paying BioMarin a tiered payment ranging from approximately 39.5% to 50% of worldwide net product sales of Aldurazyme. Revenue for our Personalized Genetic Health reporting segment includes Aldurazyme revenue of  $155.1 million for 2009 and  $151.7 million for 2008.

(2)
The results of operations of acquired companies are included in segment results beginning on the date of acquisition. Significant acquisitions impacting our segment results above are:

Acquisition	Segment	Date Acquired
Acquisition from Bayer	Hematology and Oncology, Multiple Sclerosis	May 29, 2009
Bioenvision	Hematology and Oncology	October 23, 2007

  Includes:

  •
   $31.5 million of charges for our Hematology and Oncology segment and  $34.1 million of charges for our Multiple Sclerosis segment, related to the contingent consideration expenses recorded in 2009. These charges related to the increase in fair value of the contingent consideration obligations recorded as a result of our acquisition from Bayer; and

  •
   $125.5 million of IPR&D charges recorded in 2007 related to our acquisition of Bioenvision.

(3)
Includes:

•
the impact of supply constraints for Cerezyme and Fabrazyme due to the temporary suspension of production at our Allston facility in June 2009;

•
a charge of  $100.0 million recorded in July 2008 as a nonrefundable upfront license fee payment to PTC related to our collaboration agreement to develop and commercialize ataluren for the treatment of genetic diseases caused by nonsense mutations, including DMD, CF and hemophilia; and

•
a charge of  $25.0 million recorded in June 2007 for an upfront payment made to Ceregene in connection with a collaboration agreement for the development and commercialization of CERE-120, a gene therapy product for the treatment of Parkinson's disease.

(4)
Includes a charge of  $175.0 million recorded in June 2008 and a charge of  $69.9 million recorded in February 2008 as license fee payments to Isis for exclusive, worldwide rights to mipomersen.

(5)
Includes charges of  $130.0 million recorded in October 2008 for amounts accrued or paid to Osiris for nonrefundable upfront license fees related to our collaboration to develop and commercialize Prochymal and Chondrogen.

(6)
Includes a charge of  $18.2 million recorded to research and development expense in our consolidated statements of operations in January 2009 for intellectual property we acquired from EXACT Sciences.

(7)
Loss before income taxes for Corporate includes our corporate, general and administrative and corporate science activities, all of the stock-based compensation expenses, as well as net gains on investments in equity securities, interest income, interest expense and other income and expense items that we do not specifically allocate to a particular reporting segment. Loss before income taxes for Corporate includes a charge of  $64.0 million in 2007 for the settlement of the litigation related to the consolidation of our former tracking stocks.

Acquisitions impacting segment results

Acquisition	Segment	Date Acquired
Acquisition from Bayer	Hematology and Oncology, Multiple Sclerosis	May 29, 2009
Bioenvision	Hematology and Oncology	October 23, 2007

Segment asset information

	December 31,
	2009	2008	2007
Segment Assets(1):
Personalized Genetic Health(2)	$1,525,602	$1,547,417	$1,167,557
Renal and Endocrinology	1,283,731	1,381,100	1,552,086
Biosurgery	509,064	497,813	458,239
Hematology and Oncology(3)	1,406,684	1,022,272	1,042,593
Multiple Sclerosis(3)	956,448	324,111	313,407
Other(4)	462,978	410,388	374,982
Corporate(3)(4)	3,916,217	3,488,175	3,405,511

Total	$10,060,724	$8,671,276	$8,314,375

(1)
Assets for our five reporting segments and Other include primarily accounts receivable, inventory and certain fixed and intangible assets, including goodwill.

(2)
Effective January 1, 2008, in connection with the restructuring of BioMarin/Genzyme LLC, we licensed certain rights to commercialize Aldurazyme from the joint venture, and began consolidating the results of the joint venture at fair value. As of December 31, 2009, other intangible assets, net includes  $240.2 million for the fair value of the joint venture's manufacturing and commercialization rights to Aldurazyme, offset by  $(24.0) million of related amortization. Other noncurrent liabilities as of December 31, 2009, includes  $216.2 million of additional net liabilities related to the fair value of these rights.

(3)
In May 2009, we acquired the worldwide rights to the oncology products Campath, Fludara and Leukine and alemtuzumab for MS from Bayer for  $42.4 million of cash, net of refundable deposits, and  $964.1 million of contingent consideration obligations. Total assets for the acquisition as of May 29, 2009, the date of acquisition, include (amounts in millions):

	Hematology and Oncology	Multiple Sclerosis	Amount
Inventory	$136.4	—	$136.4
Developed technology	261.4	—	261.4
IPR&D	—	632.9	632.9

Total	$397.8	$632.9	$1,030.7

  In October 2007, we acquired Bioenvision for net consideration of  $304.7 million. Total assets for the acquisition as of October 23, 2007, the date of acquisition, include (amounts in millions):

	Amount	Business Segment
Cash and cash equivalents	$45.2	Corporate
Goodwill and other intangible assets	257.7	Hematology and Oncology
Other tangible assets	13.0	Hematology and Oncology

Total	$315.9

(4)
Includes the assets related to our corporate, general and administrative operations, and corporate science activities that we do not allocate to a particular segment, including cash, cash equivalents, short- and long-term investments in debt securities, net property, plant and equipment and deferred tax assets.

Segment assets for Corporate consist of the following (amounts in thousands):

	December 31,
	2009	2008	2007
Cash, cash equivalents, short- and long-term investments in debt securities	$1,049,700	$973,691	$1,460,394
Deferred tax assets, net	555,242	457,342	260,005
Property, plant & equipment, net	1,787,054	1,524,442	1,240,992
Investments in equity securities	74,438	83,325	89,181
Other	449,783	449,375	354,939

Total	$3,916,217	$3,488,175	$3,405,511

Acquisition Assets allocated to the segments
(3)
In May 2009, we acquired the worldwide rights to the oncology products Campath, Fludara and Leukine and alemtuzumab for MS from Bayer for  $42.4 million of cash, net of refundable deposits, and  $964.1 million of contingent consideration obligations. Total assets for the acquisition as of May 29, 2009, the date of acquisition, include (amounts in millions):

	Hematology and Oncology	Multiple Sclerosis	Amount
Inventory	$136.4	—	$136.4
Developed technology	261.4	—	261.4
IPR&D	—	632.9	632.9

Total	$397.8	$632.9	$1,030.7

  In October 2007, we acquired Bioenvision for net consideration of  $304.7 million. Total assets for the acquisition as of October 23, 2007, the date of acquisition, include (amounts in millions):

	Amount	Business Segment
Cash and cash equivalents	$45.2	Corporate
Goodwill and other intangible assets	257.7	Hematology and Oncology
Other tangible assets	13.0	Hematology and Oncology

Total	$315.9

Assets not allocated to a particular segment

	December 31,
	2009	2008	2007
Cash, cash equivalents, short- and long-term investments in debt securities	$1,049,700	$973,691	$1,460,394
Deferred tax assets, net	555,242	457,342	260,005
Property, plant & equipment, net	1,787,054	1,524,442	1,240,992
Investments in equity securities	74,438	83,325	89,181
Other	449,783	449,375	354,939

Total	$3,916,217	$3,488,175	$3,405,511

Financial information by geographical segment

	For the Years Ended December 31,
	2009	2008	2007
Revenues:
United States	$2,375,523	$2,259,086	$1,996,764
Europe	1,388,415	1,587,318	1,238,360
Other	751,587	758,635	578,395

Total	$4,515,525	$4,605,039	$3,813,519

	December 31,
	2009	2008	2007
Long-lived assets:
United States	$1,646,588	$1,374,708	$1,067,918
Europe	1,350,139	1,099,916	1,044,901
Other	23,928	11,429	11,644

Total	$3,020,655	$2,486,053	$2,124,463

QUARTERLY RESULTS (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2009
QUARTERLY RESULTS.
Quarterly results

	1st Quarter 2009	2nd Quarter 2009	3rd Quarter 2009	4th Quarter 2009
	(Amounts in thousands, except per share amounts)
Total revenues	$1,148,871	$1,228,510	$1,057,514	$1,080,630
Gross profit(1)	842,931	870,595	696,715	698,866
Net income(2)	195,486	187,574	15,995	23,245
Net income per share:
Basic	$0.72	$0.69	$0.06	$0.09
Diluted	$0.70	$0.68	$0.06	$0.09

	1st Quarter 2008	2nd Quarter 2008	3rd Quarter 2008	4th Quarter 2008
	(Amounts in thousands, except per share amounts)
Total revenues	$1,100,061	$1,171,134	$1,160,284	$1,173,560
Gross profit(3)	819,819	862,093	865,674	866,850
Net income(4)	145,271	69,564	119,596	86,650
Net income per share:
Basic	$0.54	$0.26	$0.44	$0.32
Diluted	$0.52	$0.25	$0.42	$0.31
(1)
Includes:

•
for the first quarter of 2009, a  $9.2 million pre-tax charge ( $7.2 million after tax) for the write off of Myozyme inventory costs related to incomplete production runs at our Belgium facility;

•
for the second quarter of 2009, a  $24.1 million pre-tax charge ( $17.9 million after tax) for the initial costs related to the remediation of our Allston facility and the write off of the Cerezyme work-in-process material;

•
for the third quarter of 2009, a  $23.7 million pre-tax charge ( $19.5 million after tax) for costs related to the remediation of our Allston facility; and

•
for the fourth quarter of 2009, a  $20.9 million pre-tax charge ( $15.2 million after tax) for manufacturing-related costs, including  $10.1 million related to the remediation of our Allston facility and approximately  $11 million of other manufacturing-related charges.

(2)
Includes:

•
for the first quarter of 2009, an  $18.2 million pre-tax charge ( $11.6 million after tax) for the acquisition of intellectual property from EXACT Sciences;

•
for the second quarter of 2009, a  $24.2 million pre-tax gain ( $17.6 million after tax) on acquisition of business related to our acquisition from Bayer; and

•
for the third quarter of 2009, a  $7.0 million pre-tax charge ( $5.4 million after tax) for the acquisition of intellectual property from Targeted Genetics.

(3)
Includes:

•
for the fourth quarter of 2008, an  $18.1 million pre-tax charge ( $13.4 million after tax) for the write off of inventory associated with terminated production runs and validation costs associated with our Belgium facility that were incorrectly capitalized from January to September 2008.

(4)
Includes:

•
for the first quarter of 2008, a  $69.9 million pre-tax charge ( $56.5 million after tax) for a license fee we paid to Isis;

•
for the second quarter of 2008, a  $175.0 million pre-tax charge ( $141.3 million after tax) for an additional license fee paid to Isis;
  •
  for the third quarter of 2008, a  $100.0 million pre-tax charge ( $91.3 million after tax) for a license fee we paid to PTC and  $14.3 million of pre-tax charges ( $10.6 million after tax) for net losses on investments in equity securities; and

  •
  for the fourth quarter of 2008, a  $130.0 million pre-tax charge ( $82.5 million after tax) for amounts accrued and paid to Osiris for a license fee and a  $16.0 million pre-tax charge ( $11.1 million after tax) for the license or purchase of certain intellectual property and technology relating to transactions with two third parties.

VALUATION AND QUALIFYING ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2009
VALUATION AND QUALIFYING ACCOUNTS
Valuation and qualifying accounts

		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Year ended December 31, 2009:
Accounts receivable allowances	$40,375,000	$18,705,000	$58,152,000	$47,338,000	$69,894,000
Rebates	$132,905,000	$—	$235,671,000	$234,574,000	$134,002,000
Year ended December 31, 2008:
Accounts receivable allowances	$40,287,000	$12,933,000	$14,071,000	$26,916,000	$40,375,000
Rebates	$90,437,000	$—	$203,333,000	$160,865,000	$132,905,000
Year ended December 31, 2007:
Accounts receivable allowances	$52,563,000	$9,664,000	$10,964,000	$32,904,000	$40,287,000
Rebates	$62,166,000	$—	$149,967,000	$121,696,000	$90,437,000

SUPPLEMENTAL GUARANTOR INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
SUPPLEMENTAL GUARANTOR INFORMATION
Consolidating Balance Sheet

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of June 30, 2010
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$267,855	$57,726	$356,226	$—	$681,807
Short-term investments	—	152,706	—	—	152,706
Accounts receivable, net	420,119	1	470,124	—	890,244
Inventories	234,152	66,609	293,351	—	594,112
Other current assets	103,001	(249)	90,693	—	193,445
Intercompany accounts and notes receivable	1,127	636,734	103,486	(741,347)	—
Deferred tax assets	165,184	7,917	10,597	—	183,698

Total current assets	1,191,438	921,444	1,324,477	(741,347)	2,696,012
Property, plant, and equipment, net	1,442,802	207,905	1,195,441	—	2,846,148
Long-term investments	—	139,641	—	—	139,641
Intercompany notes receivable	191,750	—	—	(191,750)	—
Goodwill	1,299,567	—	104,072	—	1,403,639
Other intangible assets, net	1,332,465	—	630,964	—	1,963,429
Deferred tax assets—noncurrent	481,823	—	40,488	—	522,311
Investment in equity securities	74,227	—	—	—	74,227
Investment in subsidiaries	3,342,191	—	—	(3,342,191)	—
Other noncurrent assets	66,813	—	51,679	—	118,492

Total assets	$9,423,076	$1,268,990	$3,347,121	$(4,275,288)	$9,763,899

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$45,782	$—	$84,541	$—	$130,323
Accrued expenses	725,297	12,331	201,888	—	939,516
Intercompany accounts payable	618,704	122,643	—	(741,347)	—
Deferred revenue	21,209	—	13,079	—	34,288
Current portion of contingent consideration obligations	76,964	—	78,934	—	155,898
Current portion of long-term debt and capital lease obligations	8,439	—	71	—	8,510

Total current liabilities	1,496,395	134,974	378,513	(741,347)	1,268,535
Long-term debt and capital lease obligations	1,105,916	—	40	—	1,105,956
Long-term debt intercompany	—	144,881	46,869	(191,750)	—
Deferred revenue—noncurrent	12,313	—	25	—	12,338
Long-term contingent consideration obligations	318,598	—	502,713	—	821,311
Other noncurrent liabilities	14,449	21,271	44,634	—	80,354

Total liabilities	2,947,671	301,126	972,794	(933,097)	3,288,494
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,531	—	—	—	2,531
Additional paid-in capital	5,068,602	—	—	—	5,068,602
Share purchase contract	(200,000)	—	—	—	(200,000)
Accumulated earnings	1,551,375	—	—	—	1,551,375
Accumulated other comprehensive income	52,897	—	—	—	52,897

Total stockholders' equity	6,475,405	—	—	—	6,475,405
Subsidiary equity	—	967,864	2,374,327	(3,342,191)	—

Total liabilities and stockholders' equity	$9,423,076	$1,268,990	$3,347,121	$(4,275,288)	$9,763,899

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of December 31, 2009
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$358,759	$103,119	$280,368	$—	$742,246
Short-term investments	11,649	151,981	—	—	163,630
Accounts receivable, net	403,977	—	495,754	—	899,731
Inventories	248,988	76,205	282,829	—	608,022
Other current assets	118,077	251	92,419	—	210,747
Intercompany accounts receivable	—	798,907	272,166	(1,071,073)	—
Deferred tax assets	169,615	3,486	5,326	—	178,427

Total current assets	1,311,065	1,133,949	1,428,862	(1,071,073)	2,802,803
Property, plant, and equipment, net	1,285,135	189,320	1,334,894	—	2,809,349
Long-term investments	11,668	132,156	—	—	143,824
Intercompany notes receivable	207,891	25	200,407	(408,323)	—
Goodwill	1,299,272	—	104,091	—	1,403,363
Other intangible assets, net	1,773,210	—	540,052	—	2,313,262
Deferred tax assets—noncurrent	372,408	—	4,407	—	376,815
Investment in equity securities	74,438	—	—	—	74,438
Investment in subsidiaries	3,852,897	—	—	(3,852,897)	—
Other noncurrent assets	91,834	—	45,036	—	136,870

Total assets	$10,279,818	$1,455,450	$3,657,749	$(5,332,293)	$10,060,724

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$58,556	$—	$131,073	$—	$189,629
Accrued expenses	493,149	9,603	193,471	—	696,223
Intercompany accounts payable	997,727	73,346	—	(1,071,073)	—
Deferred revenue	14,375	—	10,372	—	24,747
Current portion of contingent consideration obligations	69,037	—	92,328	—	161,365
Current portion of long-term debt and capital lease obligations	8,124	—	42	—	8,166

Total current liabilities	1,640,968	82,949	427,286	(1,071,073)	1,080,130
Long-term debt and capital lease obligations	116,393	—	41	—	116,434
Long-term debt intercompany	—	144,382	263,941	(408,323)	—
Deferred revenue—noncurrent	13,356	—	29	—	13,385
Long-term contingent consideration obligations	582,050	—	271,821	—	853,871
Other noncurrent liabilities	243,399	21,798	48,055	—	313,252

Total liabilities	2,596,166	249,129	1,011,173	(1,479,396)	2,377,072
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,657	—	—	—	2,657
Additional paid-in capital	5,688,741	—	—	—	5,688,741
Accumulated earnings	1,670,096	—	—	—	1,670,096
Accumulated other comprehensive income	322,158	—	—	—	322,158

Total stockholders' equity	7,683,652	—	—	—	7,683,652
Subsidiary equity	—	1,206,321	2,646,576	(3,852,897)	—

Total liabilities and stockholders' equity	$10,279,818	$1,455,450	$3,657,749	$(5,332,293)	$10,060,724

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of December 31, 2008
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$330,277	$11,647	$230,182	$—	$572,106
Short-term investments	2,765	54,742	—	—	57,507
Accounts receivable, net	437,909	10	599,021	—	1,036,940
Inventories	172,443	56,840	224,154	—	453,437
Other current assets	140,796	337	66,907	—	208,040
Intercompany accounts receivable	—	2,189,750	119,337	(2,309,087)	—
Deferred tax assets	174,262	3,486	10,357	—	188,105

Total current assets	1,258,452	2,316,812	1,249,958	(2,309,087)	2,516,135
Property, plant, and equipment, net	1,069,862	127,600	1,109,105	—	2,306,567
Long-term investments	34,576	309,502	—	—	344,078
Intercompany notes receivable	520,086	—	335,947	(856,033)	—
Goodwill	1,298,907	—	102,167	—	1,401,074
Other intangible assets, net	1,431,949	—	222,749	—	1,654,698
Deferred tax assets—noncurrent	186,413	—	82,824	—	269,237
Investment in equity securities	83,325	—	—	—	83,325
Investment in subsidiaries	4,610,753	—	—	(4,610,753)	—
Other noncurrent assets	88,060	—	8,102	—	96,162

Total assets	$10,582,383	$2,753,914	$3,110,852	$(7,775,873)	$8,671,276

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$47,826	$—	$80,043	$—	$127,869
Accrued expenses	588,486	6,008	170,892	—	765,386
Intercompany accounts payable	2,220,068	(6,151)	95,170	(2,309,087)	—
Deferred revenue	9,162	—	4,300	—	13,462
Current portion of long-term debt and capital lease obligations	7,541	—	25	—	7,566

Total current liabilities	2,873,083	(143)	350,430	(2,309,087)	914,283
Long-term debt and capital lease obligations	124,344	—	(3)	—	124,341
Long-term debt intercompany	—	142,444	713,589	(856,033)	—
Deferred revenue—noncurrent	13,146	—	29	—	13,175
Other noncurrent liabilities	265,817	22,677	24,990	—	313,484

Total liabilities	3,276,390	164,978	1,089,035	(3,165,120)	1,365,283
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,707	—	—	—	2,707
Additional paid-in capital	5,779,279	—	—	—	5,779,279
Accumulated earnings	1,247,796	—	—	—	1,247,796
Accumulated other comprehensive income	276,211	—	—	—	276,211

Total stockholders' equity	7,305,993	—	—	—	7,305,993
Subsidiary equity	—	2,588,936	2,021,817	(4,610,753)	—

Total liabilities and stockholders' equity	$10,582,383	$2,753,914	$3,110,852	$(7,775,873)	$8,671,276

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Balance Sheet as of December 31, 2007
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$183,604	$454,991	$228,417	$—	$867,012
Short-term investments	5,525	74,558	362	—	80,445
Accounts receivable, net	366,093	—	538,008	—	904,101
Inventories	150,597	61,131	227,387	—	439,115
Prepaid expenses and other current assets	90,019	372	76,426	—	166,817
Intercompany accounts receivable	—	984,021	12,037	(996,058)	—
Deferred tax assets	145,889	2,706	15,746	—	164,341

Total current assets	941,727	1,577,779	1,098,383	(996,058)	2,621,831
Property, plant, and equipment, net	833,181	88,735	1,046,486	—	1,968,402
Long-term investments	64,642	448,295	—	—	512,937
Intercompany notes receivable	370,564	—	432,160	(802,724)	—
Goodwill	1,301,305	—	102,523	—	1,403,828
Other intangible assets, net	1,288,954	—	266,698	—	1,555,652
Deferred tax assets—noncurrent	49,694	—	45,970	—	95,664
Investment in equity securities	89,002	—	179	—	89,181
Investment in subsidiaries	4,017,027	—	—	(4,017,027)	—
Other noncurrent assets	56,431	—	10,449	—	66,880

Total assets	$9,012,527	$2,114,809	$3,002,848	$(5,815,809)	$8,314,375

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$73,060	$—	$55,320	$—	$128,380
Accrued expenses	455,985	6,263	183,397	—	645,645
Intercompany accounts payable	1,023,756	(53,280)	25,582	(996,058)	—
Deferred revenue	10,280	—	2,997	—	13,277
Current portion of long-term debt and capital lease obligations	696,585	—	40	—	696,625

Total current liabilities	2,259,666	(47,017)	267,336	(996,058)	1,483,927
Long-term debt and capital lease obligations	113,718	—	30	—	113,748
Long-term debt intercompany	—	137,124	665,600	(802,724)	—
Deferred revenue—noncurrent	16,632	—	30	—	16,662
Other noncurrent liabilities	9,574	23,334	54,193	—	87,101

Total liabilities	2,399,590	113,441	987,189	(1,798,782)	1,701,438
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value	—	—	—	—	—
Common stock, $.01 par value	2,660	—	—	—	2,660
Additional paid-in capital	5,385,154	—	—	—	5,385,154
Notes receivable from stockholders	(15,670)	—	—	—	(15,670)
Accumulated earnings	826,715	—	—	—	826,715
Accumulated other comprehensive income	414,078	—	—	—	414,078

Total stockholders' equity	6,612,937	—	—	—	6,612,937
Subsidiary equity	—	2,001,368	2,015,659	(4,017,027)	—

Total liabilities and stockholders' equity	$9,012,527	$2,114,809	$3,002,848	$(5,815,809)	$8,314,375

Consolidated Statements of Operations

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Six Months Ended June 30, 2010
(Amounts In thousands, except par value amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$1,087,671	$39	$858,837	$—	$1,946,547
Net service sales	197,330	—	8,174	—	205,504
Research and development revenue	1,605	—	256	—	1,861

Total revenues	1,286,606	39	867,267	—	2,153,912

Operating costs and expenses:
Cost of products sold(1)	375,291	(18,252)	224,344	—	581,383
Cost of services sold	123,034	—	9,362	—	132,396
Selling, general and administrative	664,284	2,111	289,450	—	955,845
Research and development	306,262	45,172	95,054	—	446,488
Amortization of intangibles	106,103	—	32,772	—	138,875
Contingent consideration (income) expense	(92,731)	—	165,301	—	72,570

Total operating costs and expenses	1,482,243	29,031	816,283	—	2,327,557

Operating income (loss)	(195,637)	(28,992)	50,984	—	(173,645)

Other income (expenses):
Equity in income (loss) of equity method investments	(1,567)	—	—	—	(1,567)
Gain (loss) on investment in equity securities, net	(31,399)	—	—	—	(31,399)
Gain (loss) on acquisition of business	40,034	—	(40,034)	—	—
Other	(1,803)	—	1,557	—	(246)
Inter-subsidiary income (expense)	(34,785)	223,109	(188,324)	—	—
Investment income	334	5,317	733	—	6,384
Interest expense	(2,528)	—	2,528	—	—

Total other income (expenses)	(31,714)	228,426	(223,540)	—	(26,828)

Income (loss) before income taxes	(227,351)	199,434	(172,556)	—	(200,473)

(Provision for) benefit from income taxes	100,304	(83,942)	65,390	—	81,752

Income from subsidiaries	8,326			(8,326)	—

Net income (loss)	$(118,721)	$115,492	$(107,166)	$(8,326)	$(118,721)

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Year Ended December 31, 2009
(Amounts in thousands, except per share amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$2,250,092	$14	$1,826,559	$—	$4,076,665
Net service sales	398,673	—	19,845	—	418,518
Research and development revenue	19,636	—	706	—	20,342

Total revenues	2,668,401	14	1,847,110	—	4,515,525

Operating costs and expenses:
Cost of products sold(1)	(872,964)	(165,021)	2,174,922	—	1,136,937
Cost of services sold	231,963	—	17,176	—	249,139
Selling, general and administrative	937,820	2,439	488,337	—	1,428,596
Research and development	586,418	89,135	189,704	—	865,257
Amortization of intangibles	209,083	—	57,222	—	266,305
Contingent consideration expense	67,255	—	(1,671)	—	65,584

Total operating costs and expenses	1,159,575	(73,447)	2,925,690	—	4,011,818

Operating income (loss)	1,508,826	73,461	(1,078,580)	—	503,707

Other income (expenses):
Gain (loss) on investment in equity securities, net	(56)	—	—	—	(56)
Gain on acquisition of business	4,574	—	19,585	—	24,159
Other	1,150	—	(2,869)	—	(1,719)
Inter-subsidiary income (expense)	(1,730,414)	353,446	1,376,968	—	—
Investment income	785	15,202	1,655	—	17,642
Interest expense	(8,519)	(1)	8,520	—	—

Total other income (expenses)	(1,732,480)	368,647	1,403,859	—	40,026

Income (loss) before income taxes	(223,654)	442,108	325,279	—	543,733

(Provision for) benefit from income taxes	106,719	(123,014)	(105,138)	—	(121,433)

Income from subsidiaries	539,235			(539,235)	—

Net income (loss)	$422,300	$319,094	$220,141	$(539,235)	$422,300

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Year Ended December 31, 2008
Amounts in thousands, except per share amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$2,200,510	$26	$1,996,371	$—	$4,196,907
Net service sales	352,494	343	13,254	—	366,091
Research and development revenue	40,181	—	1,860	—	42,041

Total revenues	2,593,185	369	2,011,485	—	4,605,039

Operating costs and expenses:
Cost of products sold(1)	615,696	(443,207)	740,778	—	913,267
Cost of services sold	222,569	—	12,726	—	235,295
Selling, general and administrative	853,866	1,676	482,648	—	1,338,190
Research and development	750,333	123,912	434,085	—	1,308,330
Amortization of intangibles	194,898	—	31,544	—	226,442
Charge for impaired intangible assets	1,049	—	987	—	2,036

Total operating costs and expenses	2,638,411	(317,619)	1,702,768	—	4,023,560

Operating income (loss)	(45,226)	317,988	308,717	—	581,479

Other income (expenses):
Equity in income (loss) of equity method investments	201	—	—	—	201
Gain (loss) on investment in equity securities, net	2,160	—	(5,500)	—	(3,340)
Other	1,956	—	(1,600)	—	356
Inter-subsidiary income (expense)	(49,605)	402,150	(352,545)	—	—
Investment income	10,527	33,245	7,488	—	51,260
Interest expense	(17,924)	—	13,506	—	(4,418)

Total other income (expenses)	(52,685)	435,395	(338,651)	—	44,059

Income (loss) before income taxes	(97,911)	753,383	(29,934)	—	625,538

(Provision for) benefit from income taxes	41,850	(248,392)	2,085	—	(204,457)

Income from subsidiaries	477,142			(477,142)	—

Net income (loss)	$421,081	$504,991	$(27,849)	$(477,142)	$421,081

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statement of Operations for the Year Ended December 31, 2007
(Amounts in thousands, except per share amounts)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues:
Net product sales	$1,934,908	$3	$1,522,867	$—	$3,457,778
Net service sales	316,114	—	10,212	—	326,326
Research and development revenue	27,640	—	1,775	—	29,415

Total revenues	2,278,662	3	1,534,854	—	3,813,519

Operating costs and expenses:
Cost of products sold(1)	878,151	(891,758)	729,111	—	715,504
Cost of services sold	201,887	—	9,939	—	211,826
Selling, general and administrative	828,505	—	358,679	—	1,187,184
Research and development	437,044	144,268	156,373	—	737,685
Amortization of intangibles	188,225	—	12,880	—	201,105
Purchase of in-process research and development	—	—	106,350	—	106,350

Total operating costs and expenses	2,533,812	(747,490)	1,373,332	—	3,159,654

Operating income (loss)	(255,150)	747,493	161,522	—	653,865

Other income (expenses):
Equity in income (loss) of equity method investments	7,398	—	—	—	7,398
Gain (loss) on investment in equity securities, net	13,167	—	(100)	—	13,067
Other	(46,302)	—	49,597	—	3,295
Inter-subsidiary income (expense)	40,977	87,412	(128,389)	—	—
Investment income	16,600	42,197	11,399	—	70,196
Interest expense	(21,056)	—	8,909	—	(12,147)

Total other income (expenses)	10,784	129,609	(58,584)	—	81,809

Income (loss) before income taxes	(244,366)	877,102	102,938	—	735,674

(Provision for) benefit from income taxes	75,206	(321,598)	(9,089)	—	(255,481)

Income from subsidiaries	649,353			(649,353)	—

Net income (loss)	$480,193	$555,504	$93,849	$(649,353)	$480,193

(1)
Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

Consolidated statements of Cash Flows

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Six Months Ended June 30, 2010
(Unaudited, amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income (loss)	$(118,721)	$115,492	$(107,166)	$(8,326)	$(118,721)
Reconciliation of net income (loss) to cash flows from operating activities:
Depreciation and amortization	169,425	—	76,611	—	246,036
Stock-based compensation	77,807	—	14,583	—	92,390
Provision for bad debts	7,849	—	4,582	—	12,431
Contingent consideration expense	(92,731)	—	165,301	—	72,570
Intercompany	37,802	(164,383)	114,026	12,555	—
Equity in loss of equity method investments	1,567	—	—	—	1,567
Losses on investments in equity securities, net	(8,636)	—	40,035	—	31,399
Deferred income tax benefit	(133,376)	(4,431)	74,890	—	(62,917)
Tax benefit from employee stock-based compensation	28,392	—	—	—	28,392
Excess tax benefit from (provision for) stock-based compensation	5,372	—	—	—	5,372
Other	23,767	1,254	(21,707)	—	3,314
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	(23,991)	(1)	(47,638)	—	(71,630)
Inventories	14,836	9,596	(71,588)	—	(47,156)
Other current assets	15,076	500	(36,080)	—	(20,504)
Accounts payable, accrued expenses and deferred revenue	88,102	8,144	36,369	—	132,615

Cash flows from operating activities	92,540	(33,829)	242,218	4,229	305,158

Cash Flows from Investing Activities:
Purchases of investments	—	(175,816)	—	—	(175,816)
Sales and maturities of investments	686	186,534	—	—	187,220
Purchases of equity securities	(4,030)	—	—	—	(4,030)
Proceeds from sales of investments in equity securities	4,134	—	—	—	4,134
Purchases of property, plant and equipment	(242,725)	—	(87,573)	—	(330,298)
Investments in equity method investment	(1,466)	—	—	—	(1,466)
Purchases of other intangible assets	(5,981)	—	(174)	—	(6,155)
Other	21,959	(22,254)	(7,366)	—	(7,661)

Cash flows from investing activities	(227,423)	(11,536)	(95,113)	—	(334,072)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	58,362	—	—	—	58,362
Repurchases of our common stock	(800,000)	—	—	—	(800,000)
Payments under shares purchase contract	(200,000)	—	—	—	(200,000)
Excess tax benefits from (provision for) stock-based compensation	(5,372)	—	—	—	(5,372)
Proceeds from issuance of debt, net	994,387	—	—	—	994,387
Payments of debt and capital lease obligations	(5,048)	499	—	—	(4,549)
Increase (decrease) in bank overdrafts	23,851	—	—	—	23,851
Payment of contingent consideration obligation	(27,087)	—	(34,249)	—	(61,336)
Other	797	(527)	669	—	939

Cash flows from financing activities	39,890	(28)	(33,580)	—	6,282

Effect of exchange rate changes on cash	4,089	—	(37,667)	(4,229)	(37,807)

Increase (decrease) in cash and cash equivalents	(90,904)	(45,393)	75,858	—	(60,439)
Cash and cash equivalents at beginning of period	358,759	103,119	280,368	—	742,246

Cash and cash equivalents at end of period	$267,855	$57,726	$356,226	$—	$681,807

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Year Ended December 31, 2009
(Amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income (loss)	$422,300	$319,094	$220,141	$(539,235)	$422,300
Reconciliation of net income (loss) to cash flows from operating activities:
Depreciation and amortization	323,791	—	132,573	—	456,364
Stock-based compensation	204,229	—	—	—	204,229
Provision for bad debts	18,348	—	508	—	18,856
Contingent consideration expense	67,255	—	(1,671)	—	65,584
Intercompany	(32,461)	(393,370)	(99,597)	525,428	—
(Gains) losses on investments in equity securities, net	95,335	(95,279)	—	—	56
Gain on acquisition of business	(4,574)	—	(19,585)	—	(24,159)
Deferred income tax benefit	(177,145)	—	81,408	—	(95,737)
Tax benefit from employee stock-based compensation	13,770	—	—	—	13,770
Excess tax benefits from stock-based compensation	(3,305)	—	—	—	(3,305)
Other	(4,345)	2,362	6,253	—	4,270
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	15,584	10	83,780	—	99,374
Inventories	28,189	(19,365)	1,152	—	9,976
Other current assets	22,719	86	(24,274)	—	(1,469)
Accounts payable, accrued expenses and deferred revenue	(78,134)	83,530	3,532	—	8,928

Cash flows from operating activities	911,556	(102,932)	384,220	(13,807)	1,179,037

Cash Flows from Investing Activities:
Purchases of investments	(11,305)	(297,820)	(92)	—	(309,217)
Sales and maturities of investments	26,284	376,002	—	—	402,286
Purchases of equity securities	(189,314)	174,470	—	—	(14,844)
Proceeds from sales of investments in equity securities	10,478	—	—	—	10,478
Purchases of property, plant and equipment	(324,305)	(61,720)	(275,688)	—	(661,713)
Acquisitions	(27,867)	—	(23,469)	—	(51,336)
Purchases of other intangible assets	(41,883)	—	—	—	(41,883)
Other	(365)	—	(4,830)	—	(5,195)

Cash flows from investing activities	(558,277)	190,932	(304,079)	—	(671,424)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	100,521	—	—	—	100,521
Repurchases of our common stock	(413,874)	—	—	—	(413,874)
Excess tax benefits from stock-based compensation	3,305	—	—	—	3,305
Payments of debt and capital lease obligations	(9,466)	1,913	61	—	(7,492)
Increase (decrease) in bank overdrafts	1,334	(438)	—	—	896
Payment of contingent consideration obligation	(6,612)	—	(13,844)	—	(20,456)
Other	(32,837)	(879)	41,832	—	8,116

Cash flows from financing activities	(357,629)	596	28,049	—	(328,984)

Effect of exchange rate changes on cash	32,832	2,876	(58,004)	13,807	(8,489)

Increase (decrease) in cash and cash equivalents	28,482	91,472	50,186	—	170,140
Cash and cash equivalents at beginning of period	330,277	11,647	230,182	—	572,106

Cash and cash equivalents at end of period	$358,759	$103,119	$280,368	$—	$742,246

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Year Ended December 31, 2008
(Amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income	$421,081	$504,991	$(27,849)	$(477,142)	$421,081
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization	289,149	—	85,515	—	374,664
Stock-based compensation	187,596	—	—	—	187,596
Provision for bad debts	12,587	—	396	—	12,983
Intercompany	407,121	(1,118,637)	229,332	482,184	—
(Gains) losses on investments in equity securities, net	3,340	—	—	—	3,340
Deferred income tax benefit	(180,918)	(780)	(13,502)	—	(195,200)
Tax benefit from employee stock-based compensation	59,868	—	—	—	59,868
Excess tax benefits from stock-based compensation	(18,445)	—	—	—	(18,445)
Other	(2,131)	2,886	3,148	—	3,903
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	(84,403)	(10)	(52,860)	—	(137,273)
Inventories	(12,224)	4,291	3,233	—	(4,700)
Other current assets	2,588	35	9,519	—	12,142
Accounts payable, accrued expenses and deferred revenue	10,388	45,900	(17,072)	—	39,216

Cash flows from operating activities	1,095,597	(561,324)	219,860	5,042	759,175

Cash Flows from Investing Activities:
Purchases of investments	(40,639)	(380,395)	167	—	(420,867)
Sales and maturities of investments	72,258	536,736	—	—	608,994
Purchases of equity securities	(88,656)	—	—	—	(88,656)
Proceeds from sales of investments in equity securities	8,594	—	—	—	8,594
Purchases of property, plant and equipment	(323,172)	(43,998)	(230,392)	—	(597,562)
Investments in joint ventures (BioMarin)	4,844	—	—	—	4,844
Acquisitions	(16,561)	—	—	—	(16,561)
Purchases of other intangible assets	(100,377)	—	8,194	—	(92,183)
Other	7,873	—	3,984	—	11,857

Cash flows from investing activities	(475,836)	112,343	(218,047)	—	(581,540)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	318,753	—	—	—	318,753
Repurchases of our common stock	(143,012)	—	—	—	(143,012)
Excess tax benefits from stock-based compensation	18,445	—	—	—	18,445
Payments of debt and capital lease obligations	(699,233)	5,320	(48)	—	(693,961)
Increase (decrease) in bank overdrafts	24,786	974	—	—	25,760
Other	8,429	(657)	—	—	7,772

Cash flows from financing activities	(471,832)	5,637	(48)	—	(466,243)

Effect of exchange rate changes on cash	(1,256)	—	—	(5,042)	(6,298)

Increase (decrease) in cash and cash equivalents	146,673	(443,344)	1,765	—	(294,906)
Cash and cash equivalents at beginning of period	183,604	454,991	228,417	—	867,012

Cash and cash equivalents at end of period	$330,277	$11,647	$230,182	$—	$572,106

GENZYME CORPORATION AND SUBSIDIARIES
Consolidating Statements of Cash Flows for the Year Ended December 31, 2007
(Amounts in thousands)

	Genzyme Corporation	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Total
Cash Flows from Operating Activities:
Net income	$480,193	$555,504	$93,849	$(649,353)	$480,193
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization	278,621	—	59,575	—	338,196
Stock-based compensation	190,070	—	—		190,070
Provision for bad debts	9,676	—	(11)	—	9,665
Purchase of in-process research and development	—	—	106,350	—	106,350
Intercompany	(215,914)	(177,194)	(251,176)	644,284	—
(Gains) losses on investments in equity securities, net	(13,067)	—	—	—	(13,067)
Deferred income tax benefit	(60,047)	(2,706)	(43,387)	—	(106,140)
Tax benefit from employee stock-based compensation	51,041	—	—	—	51,041
Excess tax benefits from stock-based compensation	(13,575)	—	—	—	(13,575)
Other	(8,548)	1,956	393	—	(6,199)
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable	(39,678)	—	(65,552)	—	(105,230)
Inventories	(118,648)	(61,131)	164,768	—	(15,011)
Other current assets	(29,130)	(372)	5,605	—	(23,897)
Accounts payable, accrued expenses and deferred revenue	209,325	(209,960)	26,911	—	26,276

Cash flows from operating activities	720,319	106,097	97,325	(5,069)	918,672

Cash Flows from Investing Activities:
Purchases of investments	(39,480)	(740,211)	(241)	—	(779,932)
Sales and maturities of investments	52,725	932,821	—	—	985,546
Purchases of equity securities	(175,488)	153,494	—	—	(21,994)
Proceeds from sales of investments in equity securities	20,712	—	—	—	20,712
Purchases of property, plant and equipment	(199,761)	(19,520)	(193,591)	—	(412,872)
Distributions from equity method investments	17,100	—	—	—	17,100
Acquisitions	(342,456)	—	—	—	(342,456)
Payment of note receivable from Dyax	7,771	—	—	—	7,771
Purchases of other intangible assets	(112,919)	—	52,569	—	(60,350)
Other	1,295	—	(5,876)	—	(4,581)

Cash flows from investing activities	(770,501)	326,584	(147,139)	—	(591,056)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	285,762	—	—	—	285,762
Repurchases of our common stock	(231,576)	—	—	—	(231,576)
Excess tax benefits from stock-based compensation	13,575	—	—	—	13,575
Payments of debt and capital lease obligations	(5,776)	—	(133)	—	(5,909)
Increase (decrease) in bank overdrafts	(5,910)	—	—	—	(5,910)
Other	(1,439)	10,473	(353)	—	8,681

Cash flows from financing activities	54,636	10,473	(486)	—	64,623

Effect of exchange rate changes on cash	(48,317)	—	25,851	5,069	(17,397)

Increase (decrease) in cash and cash equivalents	(43,863)	443,154	(24,449)	—	374,842
Cash and cash equivalents at beginning of period	227,467	11,837	252,866	—	492,170

Cash and cash equivalents at end of period	$183,604	$454,991	$228,417	$—	$867,012

Description of Business	6 Months Ended
Jun. 30, 2010
Description of Business.
Description of Business

1. Description of Business

        We are a global biotechnology company dedicated to making a major impact on the lives of people with serious diseases. Our products and services are focused on rare inherited disorders, kidney disease, orthopaedics, cancer, transplant and immune disease, and diagnostic testing. Our commitment to innovation continues today with a substantial development program focused on these fields, as well as multiple sclerosis, or MS, cardiovascular disease, neurodegenerative diseases, and other areas of unmet medical need.

        We are organized into five financial reporting units, which we also consider to be our reporting segments:

  •
  Personalized Genetic Health, which develops, manufactures and distributes therapeutic products with a focus on products to treat patients suffering from genetic diseases and other chronic debilitating diseases, including a family of diseases known as lysosomal storage disorders, or LSDs, and cardiovascular disease. The unit derives substantially all of its revenue from sales of Cerezyme, Fabrazyme, Myozyme, Aldurazyme and Elaprase and royalties earned on sales of Welchol;

  •
  Renal and Endocrinology, which develops, manufactures and distributes products that treat patients suffering from renal diseases, including chronic renal failure, and endocrine and immune-mediated diseases. The unit derives substantially all of its revenue from sales of Renagel/Renvela (including sales of bulk sevelamer), Hectorol and Thyrogen;

  •
  Biosurgery, which develops, manufactures and distributes biotherapeutics and biomaterial-based products, with an emphasis on products that meet medical needs in the orthopaedics and broader surgical areas. The unit derives substantially all of its revenue from sales of Synvisc/Synvisc-One and the Sepra line of products;

  •
  Hematology and Oncology, which develops, manufactures and distributes products for the treatment of cancer, the mobilization of hematopoietic stem cells and the treatment of transplant rejection and other hematologic and auto-immune disorders. The unit derives substantially all of its revenue from sales of Mozobil, Thymoglobulin, Clolar, Campath, Fludara and Leukine; and

  •
  Multiple Sclerosis, which is developing products, including alemtuzumab, for the treatment of MS and other auto-immune disorders.

        Effective January 1, 2010, based on changes in how we review our business, we re-allocated certain of our business units among our segments and adopted new names for certain of our reporting segments. Specifically:

  •
  our former Genetic Diseases reporting segment is now referred to as "Personalized Genetic Health," or "PGH," and now includes our cardiovascular business unit, which previously was reported under the caption "Cardiometabolic and Renal," and our Welchol product line, which previously was reported as part of our pharmaceuticals intermediates business unit under the caption "Other;"

  •
  our former Cardiometabolic and Renal reporting segment is now referred to as "Renal and Endocrinology" and now includes the assets that formerly comprised our immune-mediated diseases business unit, which previously was reported under the caption "Other," but no longer includes our cardiovascular business unit; and
  •
  our former Hematologic Oncology segment is now referred to as "Hematology and Oncology" and now includes our transplant business unit, which previously was reported under the caption "Other," but no longer includes our MS business unit, which is now reported as a separate reporting segment called "Multiple Sclerosis."

        We report the activities of the following business units under the caption "Other": our genetic testing business unit, which provides testing services for the oncology, prenatal and reproductive markets; and our diagnostic products and pharmaceutical intermediates business units. These operating segments did not meet the quantitative threshold for separate segment reporting.

        We report our corporate, general and administrative operations and corporate science activities under the caption "Corporate."

        We have revised our 2009 segment disclosures to conform to our 2010 presentation.

        In May 2010, we announced that we plan to pursue strategic alternatives for our genetic testing, diagnostic products and pharmaceutical intermediates business units. Possible alternatives include divestiture, spin-out or management buy-out. Our genetic testing business unit had revenue of approximately  $371 million for the year ended December 31, 2009 and approximately  $183 million for the six months ended June 30, 2010. Our diagnostic products business unit had revenue of approximately  $167 million for the year ended December 31, 2009 and approximately  $76 million for the six months ended June 30, 2010. Revenue from our pharmaceutical intermediates business unit for the same periods was significantly less in comparison.

Basis of Presentation and Significant Accounting Policies	6 Months Ended
Jun. 30, 2010
Basis of Presentation and Significant Accounting Policies
Basis of Presentation and Significant Accounting Policies

2. Basis of Presentation and Significant Accounting Policies

Basis of Presentation

        Our unaudited, consolidated financial statements for each period include the statements of operations, balance sheets and statements of cash flows for our operations taken as a whole. We have eliminated all intercompany items and transactions in consolidation. We have reclassified certain 2009 data to conform to our 2010 presentation. We prepare our unaudited, consolidated financial statements following the requirements of the SEC for interim reporting. As permitted under these rules, we condense or omit certain footnotes and other financial information that are normally required by accounting principles generally accepted in the United States, or U.S. GAAP.

        These financial statements include all normal and recurring adjustments that we consider necessary for the fair presentation of our financial position and results of operations. Since these are interim financial statements, you should also read our audited, consolidated financial statements and notes included in this prospectus. Revenues, expenses, assets and liabilities can vary from quarter to quarter. Therefore, the results and trends in these interim financial statements may not be indicative of results for future periods. The balance sheet data as of December 31, 2009 that is included in the unaudited, consolidated financial statements in this prospectus was derived from our audited financial statements but does not include all disclosures required by U.S. GAAP.

        Our unaudited, consolidated financial statements for each period include the accounts of our wholly owned and majority owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. We account for our investments in entities not subject to consolidation using the equity method of accounting if we have a substantial ownership interest (20% to 50%) in or exercise significant influence over the entity. Our consolidated net income (loss) includes our share of the earnings or losses of these entities. From January 1, 2008 to December 31, 2009 we consolidated the results of BioMarin/Genzyme LLC, an entity we formed with BioMarin Pharmaceutical Inc., or BioMarin, in 1998, because we determined that we were the primary beneficiary of BioMarin/Genzyme LLC. Upon consolidation of the entity, we recorded the assets and liabilities of BioMarin/Genzyme LLC in our consolidated balance sheets at fair value. Effective January 1, 2010, in accordance with new guidance we adopted for consolidating variable interest entities, we no longer consolidate the results of BioMarin/Genzyme LLC because we determined that the entity does not have a primary beneficiary under the new guidance. As a result, we deconsolidated BioMarin/Genzyme LLC and no longer record the assets and liabilities in our consolidated balance sheets. Instead, effective January 1, 2010, we began to record our portion of BioMarin/Genzyme LLC's results in equity in loss of equity method investments in our consolidated statements of operations.

Revenue Recognition—Recent Healthcare Reform Legislation

        In March 2010, healthcare reform legislation was enacted in the United States, which contains several provisions that impact our business. Although many provisions of the new legislation do not take effect immediately, several provisions became effective in the first quarter of 2010. These include:

  •
  an increase in the minimum Medicaid rebate to states participating in the Medicaid program from 15.1% to 23.1% on our branded prescription drugs and an increase from 15.1% to 17.1% for our drugs that are approved exclusively for pediatric patients;

  •
  the extension of the Medicaid rebate to managed care organizations that dispense drugs to Medicaid beneficiaries;

  •
  the expansion of the 340(B) Public Health Services, or PHS, drug pricing program, which provides outpatient drugs at reduced rates, to include additional hospitals and healthcare centers (this provision, however, does not apply to orphan drugs); and

  •
  a requirement that the Medicaid rebate for a drug that is a "line extension" of a preexisting oral solid dosage form of the drug be linked in certain respects to the Medicaid rebate for the preexisting oral solid dosage form, such that the Medicaid rebate for most line extension drugs will be higher than it would have been absent the new law, especially if the preexisting oral solid dosage form has a history of significant price increases.

These provisions did not have a significant impact on our results of operations or financial position for the six months ended June 30, 2010.

        Effective October 1, 2010, the new legislation re-defines the Medicaid average manufacturer price, or AMP, such that the AMP and, consequently, the Medicaid rebate are expected to increase for some of our drugs, in particular those that offer discounted pricing to customers.

        Beginning in 2011, the new law requires that drug manufacturers provide a 50% discount to Medicare beneficiaries whose prescription drug costs cause them to be subject to the Medicare Part D coverage gap, which is known as the "donut hole." Also beginning in 2011, clinical laboratory fee schedule payments will be reduced by 1.75% over a period of five years and we will be required to pay our share of a new fee assessed on all branded prescription drug manufacturers and importers. This fee will be calculated based upon each organization's percentage share of total branded prescription drug sales to U.S. government programs (such as Medicare and Medicaid, the Department of Veterans Affairs, or VA, the Department of Defense, or DOD, and the TriCare retail pharmacy discount programs) made during the previous year. Sales of orphan drugs, however, are not included in the fee calculation. Final guidance relating to how we will be required to account for this fee is still pending, however, it is expected that the fee will be classified as either a reduction to net sales or an operating expense.

        Presently, uncertainty exists as many of the specific determinations necessary to implement this new legislation have yet to be decided and communicated to industry participants. We are still assessing the full extent that the U.S. healthcare reform legislation may have on our business.

Accounts Receivable Related to Sales in Greece

        Total accounts receivable in our consolidated balance sheets includes approximately  $57 million, net of reserves, as of both June 30, 2010 and December 31, 2009 of accounts receivable held by our subsidiary in Greece related to sales to government-owned or supported healthcare facilities in Greece. These sales are subject to significant payment delays due to government funding and reimbursement practices. We believe that this is an industry-wide issue for suppliers to these facilities. In May 2010, the government of Greece announced a plan for repayment of its debt to international pharmaceutical companies, which calls for immediate payment of accounts receivable balances that were established in 2005 and 2006. For accounts receivable established between 2007 and 2009, the government of Greece will issue non-interest bearing bonds, expected to be exchange tradable, with maturities ranging from 2 to 4 years. We recorded a charge of  $7.2 million to bad debt expense, a component of selling, general and administrative expenses, or SG&A, in our consolidated statements of operations for the three and six months ended June 30, 2010 to write down the accounts receivable balances held by our subsidiary in Greece to present value using a 10% discount rate.

        In conjunction with this plan, the government of Greece also instituted price decreases of between 20% and 27% for all future pharmaceutical product sales. Because our customers in Greece are government owned or supported, we may also be impacted by declines in sovereign credit ratings or sovereign debt defaults. The government of Greece has recently required financial support from both the European Union and the International Monetary Fund, or IMF, to avoid defaulting on its sovereign debt. If significant additional changes occur in the availability of government funding in Greece, we may not be able to collect on amounts due from these customers. We do not expect this concentration of credit risk to have a material adverse impact on our financial position or liquidity.

Stock-Based Compensation

        All stock-based awards to non-employees are accounted for at their fair value. We periodically grant awards, including time vesting stock options, time vesting restricted stock units, or RSUs, and performance vesting restricted stock units, or PSUs, under our employee and director equity plans. Beginning in 2010, our long-term incentive program for senior executives includes a combination of:

  •
  time vesting stock options; and

  •
  performance and market vesting awards, tied to the achievement of pre-established performance and market goals over a three-year performance period.

Approximately half of each senior executive's grant consists of time vesting stock options with the remainder in PSUs. Grants under our former long-term incentive program were comprised of time vesting stock options and time vesting RSUs.

        We record the estimated fair value of awards granted as stock-based compensation expense in our consolidated statements of operations over the requisite service period, which is generally the vesting period. Where awards are made with non-substantive vesting periods, such as where a portion of the award vests upon retirement eligibility, we estimate and recognize expense based on the period from the grant date to the date on which the employee is retirement eligible.

        The fair values of our:

  •
  stock option grants are estimated as of the date of grant using a Black-Scholes option valuation model. The estimated fair values of the stock options, including the effect of estimated forfeitures, are then expensed over the options' vesting periods;

  •
  time vesting RSUs are based on the market value of our stock on the date of grant. Compensation expense for time vesting RSUs is recognized over the applicable service period, adjusted for the effect of estimated forfeitures; and

  •
  PSUs subject to the cash flow return on investment performance metric, which includes both performance and service conditions, are estimated based on the market value of our stock on the date of grant. PSUs subject to the relative total shareholder return, or R-TSR performance metric, which includes both market and service conditions, are estimated using a lattice model with a Monte Carlo simulation. Compensation expense associated with our PSUs is initially based upon the number of shares expected to vest after assessing the probability that certain performance criteria will be met and the associated targeted payout level that is forecasted will be achieved, net of estimated forfeitures. Compensation expense for our PSUs is recognized over the applicable performance period, adjusted for the effect of estimated forfeitures.

Recent Accounting Pronouncements

        Periodically, accounting pronouncements and related information on the adoption, interpretation and application of U.S. GAAP are issued or amended by the Financial Accounting Standards Board, or FASB, or other standard setting bodies. Changes to the FASB Accounting Standards Codification™, or ASC, are communicated through Accounting Standards Updates, or ASUs. The following table shows FASB ASUs recently issued that could affect our disclosures and our position for adoption:

ASU Number	Relevant Requirements of ASU	Issued Date/Our Effective Dates	Status
2009-13 "Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force."	Establishes the accounting and reporting guidance for arrangements under which a vendor will perform multiple revenue-generating activities. Specifically, the provisions of this update address how to separate deliverables and how to measure and allocate arrangement consideration to one or more units of accounting.	Issued October 2009. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted.	We will adopt the provisions of this update for the first quarter of 2011. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.
2010-06 "Improving Disclosures about Fair Value Measurements."

Requires new disclosures and clarifies some existing disclosure requirements about fair value measurements codified within ASC 820, "Fair Value Measurements and Disclosures," including significant transfers into and out of Level 1 and Level 2 investments of the fair value hierarchy. Also requires additional information in the roll forward of Level 3 investments including presentation of purchases, sales, issuances, and settlements on a gross basis. Further clarification for existing disclosure requirements provides for the disaggregation of assets and liabilities presented, and the enhancement of disclosures around inputs and valuation techniques.

Issued January 2010. Effective for the first interim or annual reporting period beginning after December 15, 2009, except for the additional information in the roll forward of Level 3 investments. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim reporting periods within those fiscal years.

We adopted the applicable provisions of this update, except for the additional information in the roll forward of Level 3 investments (as previously noted), in the first quarter of 2010. Besides a change in disclosure, the adoption of this update does not have a material impact on our consolidated financial statements. None of our instruments were reclassified between Level 1, Level 2 or Level 3 in 2010.

2010-11, "Scope Exception Related to Embedded Credit Derivatives."

Update provides amendments to Subtopic 815-15, "Derivatives and Hedging—Embedded Derivatives, " to clarify the scope exception for embedded credit derivative features related to the transfer of credit risk in the form of subordination of one financial instrument to another.

Issued March 2010. Effective at the beginning of each reporting entity's first fiscal quarter beginning after June 15, 2010. Early adoption is permitted at the beginning of each reporting entity's first fiscal quarter beginning after issuance of this update.

We will adopt the provisions of this update for the third quarter of 2010. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.

2010-17, "Milestone Method of Revenue Recognition—a consensus of the FASB Emerging Issues Task Force."	Update provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions.	Issued April 2010. Effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. Early adoption is permitted.	We will adopt the provisions of this update beginning January 1, 2011. We are currently assessing the impact the provisions of this update will have, if any, on our consolidated financial statements.
2010-19, "Foreign Currency Issues: Multiple Foreign Currency Exchange Rates."

Update codifies the SEC Staff Announcement made at a March 18, 2010 meeting of the Emerging Issues Task Force, or EITF. The Staff Announcement provides the SEC staff's view on certain foreign currency issues related to investments in Venezuela.

Issued May 2010. Staff announcements made at EITF meetings are effective as of the announcement date, which for this update is March 18, 2010, unless otherwise noted.

We have adopted the provisions of this update beginning March 18, 2010. We don't believe the impact of highly inflationary accounting on differences between amounts recorded for financial reporting purposes versus the underlying U.S. dollar denominated values is material to our consolidated financial statements.

Fair Value Measurements	6 Months Ended
Jun. 30, 2010
Fair Value Measurements
Fair Value Measurements

3. Fair Value Measurements

        A significant number of our assets and liabilities are carried at fair value. These include:

  •
  fixed income investments;

  •
  investments in publicly-traded equity securities;

  •
  derivatives; and

  •
  contingent consideration obligations.

Fair Value Measurement—Definition and Hierarchy

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, we are permitted to use various valuation approaches, including market, income and cost approaches. We are required to follow an established fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available.

        The fair value hierarchy is broken down into three levels based on the reliability of inputs. We have categorized our fixed income, equity securities, derivatives and contingent consideration obligations within the hierarchy as follows:

  •
  Level 1—These valuations are based on a "market approach" using quoted prices in active markets for identical assets. Valuations of these products do not require a significant degree of judgment. Assets utilizing Level 1 inputs include money market funds, U.S. government securities, bank deposits and exchange-traded equity securities.

  •
  Level 2—These valuations are based primarily on a "market approach" using quoted prices in markets that are not very active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Fixed income assets utilizing Level 2 inputs include U.S. agency securities, including direct issuance bonds and mortgage-backed securities, asset-backed securities, corporate bonds and commercial paper. Derivative securities utilizing Level 2 inputs include forward foreign-exchange contracts.

  •
  Level 3—These valuations are based on various approaches using inputs that are unobservable and significant to the overall fair value measurement. Certain assets and liabilities are classified within Level 3 of the fair value hierarchy because they have unobservable value drivers and therefore have little or no transparency. The fair value measurement of the contingent consideration obligations related to the acquisition from Bayer is valued using Level 3 inputs.

Valuation Techniques

        Fair value is a market-based measure considered from the perspective of a market participant who would buy the asset or assume the liability rather than our own specific measure. All of our fixed income securities are priced using a variety of daily data sources, largely readily-available market data and broker quotes. To validate these prices, we compare the fair market values of our fixed income investments using market data from observable and corroborated sources. We also perform the fair value calculations for our derivatives and equity securities using market data from observable and corroborated sources. We determine the fair value of the contingent consideration obligations based on a probability-weighted income approach. The measurement is based on significant inputs not observable in the market. In periods of market inactivity, the observability of prices and inputs may be reduced for certain instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. During the six months ended June 30, 2010, none of our instruments were reclassified between Level 1, Level 2 or Level 3.

        The following tables set forth our assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2010 and December 31, 2009 (amounts in thousands):

Description			Balance as of June 30, 2010	Level 1	Level 2	Level 3
Fixed income investments(1):	Cash equivalents:	Money market funds/other	$565,413	$565,413	$—	$—

	Short-term investments:	U.S. Treasury notes	26,823	26,823	—	—
		Non U.S. Governmental notes	8,843	—	8,843	—
		U.S. agency notes	72,093	—	72,093	—
		Corporate notes—global	44,947	—	44,947	—

		Total	152,706	26,823	125,883	—

	Long-term investments:	U.S. Treasury notes	59,150	59,150	—	—
		U.S. agency notes	20,962	—	20,962	—
		Corporate notes—global	59,529	—	59,529	—

		Total	139,641	59,150	80,491	—

	Total fixed income investments		857,760	651,386	206,374	—

Equity holdings(1):	Publicly-traded equity securities		38,267	38,267	—	—

Derivatives:	Foreign exchange forward contracts		(501)	—	(501)	—

Contingent liabilities(2):	Contingent consideration obligations		(977,209)	—	—	(977,209)

Total assets (liabilities) at fair value			$(81,683)	$689,653	$205,873	$(977,209)

Description			Balance as of December 31, 2009	Level 1	Level 2	Level 3
Fixed income investments(1):	Cash equivalents:	Money market funds/other	$603,109	$603,109	$—	$—

	Short-term investments:	U.S. Treasury notes	41,040	41,040	—	—
		Non U.S. Governmental notes	4,114	—	4,114	—
		U.S. Government agency notes	56,810	—	56,810	—
		Corporate notes—global	54,825	—	54,825	—
		Commercial paper	6,841	—	6,841	—

		Total	163,630	41,040	122,590	—

	Long-term investments:	U.S. Treasury notes	29,793	29,793	—	—
		Non U.S. Governmental notes	4,873	—	4,873	—
		U.S. Government agency notes	28,015	—	28,015	—
		Corporate notes—global	81,143	—	81,143	—

		Total	143,824	29,793	114,031	—

	Total fixed income investments		910,563	673,942	236,621	—

Equity holdings(1):	Publicly-traded equity securities		40,380	40,380	—	—

Derivatives:	Foreign exchange forward contracts		4,284	—	4,284	—

Contingent liabilities(2):	Contingent consideration obligations		(1,015,236)	—	—	(1,015,236)

Total assets (liabilities) at fair value			$(60,009)	$714,322	$240,905	$(1,015,236)

(1)
Changes in the fair value of our fixed income investments and investments in publicly-traded equity securities are recorded in accumulated other comprehensive income, a component of stockholders' equity, in our consolidated balance sheets.

(2)
Changes in the fair value of the contingent consideration obligations are recorded as contingent consideration expense, a component of operating expenses in our consolidated statements of operations. We recorded a total of  $72.6 million of contingent consideration expense for the six months ended June 30, 2010 in our consolidated statements of operations, of which  $(13.1) million was allocated to our Hematology and Oncology reporting segment and  $85.7 million was allocated to our Multiple Sclerosis reporting segment. We recorded  $9.1 million of contingent consideration expense for the six months ended June 30, 2009 in our consolidated statements of operations, including  $4.3 million for our Hematology and Oncology reporting segment and  $4.8 million for our Multiple Sclerosis reporting segment.

        Changes in the fair value of our Level 3 contingent consideration obligations during the six months ended June 30, 2010 were as follows (amounts in thousands):

Balance as of December 31, 2009	$(1,015,236)
Payments	68,940
R&D reimbursement received	(7,604)
Contingent consideration expense(1)	(72,570)
Effect of foreign currency translation adjustments	49,261

Fair value at June 30, 2010	$(977,209)

(1)
For the six months ended June 30, 2010, includes:
  •
   $37.3 million of contingent consideration expense attributable to transaction gains and losses resulting from fluctuations in foreign currency exchange rates on liabilities that will be settled in a currency other than the entity's functional currency; and

  •
  a  $20.9 million reduction in contingent consideration expense related to changes in estimates.

        In June 2010, we issued  $500.0 million aggregate principal amount of our 3.625% senior notes due in June 2015, which we refer to as our 2015 Notes, and  $500.0 million aggregate principal amount of our 5.000% senior notes due in June 2020, which we refer to as our 2020 Notes, and, together with our 2015 Notes, as the Notes, as described in Note 11., "Long-Term Debt," to these consolidated financial statements. As of June 30, 2010 our:

  •
  2015 Notes had a fair value of  $509.1 million and a carrying value of  $498.4 million; and

  •
  2020 Notes had a fair value of  $512.5 million and a carrying value of  $495.9 million.

The fair values of our 2015 Notes and 2010 Notes were determined through a market-based approach using observable and corroborated sources; within the hierarchy of fair value measurements, these are classified as Level 2 fair values.

        The carrying amounts reflected in our consolidated balance sheets for cash, accounts receivable, other current assets, accounts payable, accrued expenses, current portion of contingent consideration obligations and current portion of long-term debt and capital lease obligations approximate fair value due to their short-term maturities.

Derivative Instruments

        As a result of our worldwide operations, we face exposure to adverse movements in foreign currency exchange rates. Exposures to currency fluctuations that result from sales of our products in foreign markets are partially offset by the impact of currency fluctuations on our international expenses. We may also use derivatives, primarily foreign exchange forward contracts for which we do not apply hedge accounting treatment, to further reduce our exposure to changes in exchange rates, primarily to offset the earnings effect from short-term foreign currency assets and liabilities. We account for such derivatives at market value with the resulting gains and losses reflected within SG&A in our consolidated statements of operations. We do not have any derivatives designated as hedging instruments and we do not use derivative instruments for trading or speculative purposes.

Foreign Exchange Forward Contracts

        Generally, we enter into foreign exchange forward contracts with maturities of not more than 15 months. All foreign exchange forward contracts in effect as of June 30, 2010 and December 31, 2009 had maturities of 1 to 2 months. We report these contracts on a net basis. Net asset derivatives are included in other current assets and net liability derivatives are included in accrued expenses in our consolidated balance sheets.

        The following table summarizes the balance sheet classification of the fair value of these derivatives on both a gross and net basis as of June 30, 2010 and December 31, 2009 (amounts in thousands):

	Unrealized Gain/Loss on Foreign Exchange Forward Contracts
			As Reported
	Gross		Net
	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
As of:	Other current assets	Accrued expenses	Other current assets	Accrued expenses
June 30, 2010	$1,236	$1,737	$—	$501
December 31, 2009	$9,834	$5,550	$4,284	$—

        Total foreign exchange (gains) and losses included in SG&A in our consolidated statements of operations includes unrealized and realized (gains) and losses related to both our foreign exchange forward contracts and our foreign currency assets and liabilities. The net impact of our overall unrealized and realized foreign exchange (gains) and losses for both the three and six months ended June 30, 2010 and 2009 was not significant.

        The following table summarizes the effect of the unrealized and realized net (gains)/losses related to our foreign exchange forward contracts on our consolidated statements of operations for the three and six months ended June 30, 2010 and 2009 (amounts in thousands):

		Net (Gain)/Loss Reported
		Three Months Ended June 30,		Six Months Ended June 30,
	Statement of Operations Location
Derivative Instrument		2010	2009	2010	2009
Foreign exchange forward contracts	SG&A	$4,660	$18,728	$(381)	$7,898

COMPREHENSIVE INCOME	6 Months Ended
Jun. 30, 2010
COMPREHENSIVE INCOME
Comprehensive Income (Loss)

5. Comprehensive Income (Loss)

        The components of comprehensive income (loss) for the periods presented are as follows (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2010	2009	2010	2009
Net income (loss)	$(3,773)	$187,574	$(118,721)	$383,060

Other comprehensive income (loss):
Foreign currency translation adjustments	(141,890)	153,780	(267,367)	33,632

Pension liability adjustments, net of tax(1)	(12)	—	(21)	—

Unrealized gains (losses) on securities, net of tax:
Unrealized gains (losses) arising during the period, net of tax	(3,639)	9,657	(1)	(10,950)
Reclassification adjustment of (gains) losses included in net income (loss), net of tax	(694)	37	(1,872)	(160)

Unrealized gains (losses) on securities, net of tax(2)	(4,333)	9,694	(1,873)	(11,110)

Other comprehensive income (loss)	(146,235)	163,474	(269,261)	22,522

Comprehensive income (loss)	$(150,008)	$351,048	$(387,982)	$405,582

(1)
Tax amounts for all periods were not significant.

(2)
Net of  $2.5 million of tax for the three months ended and  $1.1 million of tax for the six months ended June 30, 2010 and  $(5.6) million of tax for the three months ended and  $6.3 million of tax for the six months ended June 30, 2009.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Description of Business
Number of reporting segments	5
Basis of Presentation and Principal of Consolidation
Ownership level at which no minority interest is recorded (percent in hundredths)	1
Low end of ownership range accounted for as equity method investments (in hundredths)	0.2
High end of ownership range accounted for as equity method investments (in hundredths)	0.5
Goodwill and Other Intangible Assets
Intangible assets estimated useful life, low end of range (in years)	1
Intangible assets estimated useful life, high end of range (in years)	15
Translation of Foreign Currencies
Net cumulative foreign currency translation gains	$ 336.9	$ 263.1
Net gain or (loss) on foreign currency transactions included in selling, general and administrative expenses	$ (7.3)	$ (18.3)	$ 5.8
Stock-Based Compensation Expense, Net of Estimated Forfeitures
Percentage of market price to be paid by employees participating in ESPP (in hundredths)	0.85
Percentage discount on market price to employees participating in ESPP (in hundredths)	0.15
Plant and equipment
Property, Plant and Equipment-
Estimated useful life, low end of range (in years)	3
Estimated useful life, high end of range (in years)	15
Furniture and fixtures
Property, Plant and Equipment-
Estimated useful life, low end of range (in years)	5
Estimated useful life, high end of range (in years)	7
Buildings
Property, Plant and Equipment-
Estimated useful life, low end of range (in years)	20
Estimated useful life, high end of range (in years)	40
Capitalized software and software development costs
Property, Plant and Equipment-
Estimated useful life, high end of range (in years)	10

NET INCOME PER SHARE (Details) (USD $) Share data in Thousands, except Per Share data	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2008	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
NET INCOME PER SHARE
Net income (loss)	$ 187,574,000	$ 86,650,000	$ 383,060,000	$ 422,300,000	$ 421,081,000	$ 480,193,000
Effect of dilutive securities: Interest expense and debt fee amortization, net of tax, related to our 1.25% convertible senior notes				0	6,915,000	7,543,000
Net income-diluted				422,300,000	427,996,000	487,736,000
Shares used in computing net income per common share-basic	269,958		270,406	268,841	268,490	263,895
Effect of dilutive securities
Shares issuable upon the assumed conversion of our 1.25% convertible senior notes				0	8,851	9,686
Stock options	3,555		4,554	3,719	7,286	7,039
Restricted stock units	1,303		1,221	1,501	700	11
Other	36		44	10	268	136
Dilutive potential common shares	4,894		5,819	5,230	17,105	16,872
Shares used in computing net income per common share-diluted	274,852		276,225	274,071	285,595	280,767
Net income per share:
Basic (in dollars per share)	$ 0.69	$ 0.32	$ 1.42	$ 1.57	$ 1.57	$ 1.82
Diluted (in dollars per share)	$ 0.68	$ 0.31	$ 1.39	$ 1.54	$ 1.5	$ 1.74
Convertible Long term Notes Payable
Principal amount of Convertible senior notes		$ 690,000,000			$ 690,000,000
Interest rate on convertible senior notes (in hundredths)					0.0125
Anti-dilutive securities excluded from computation of diluted earnings per share
Shares of Genzyme Stock issuable upon exercise of outstanding options	19,732		14,191	18,047	3,816	12,262

STRATEGIC TRANSACTIONS (Details) (USD $)	12 Months Ended		3 Months Ended			12 Months Ended			3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Mar. 31, 2010 Targeted Genetics Corporation	Dec. 31, 2009 Targeted Genetics Corporation	Sep. 30, 2009 Targeted Genetics Corporation	Dec. 31, 2009 Acquisition from Bayer	Dec. 31, 2009 Acquisition from Bayer Alemtuzumab for MS	Dec. 31, 2009 Leukine manufacturing facility	Mar. 31, 2009 Purchase of Intellectual Property from EXACT Sciences Member	Dec. 31, 2008 Bioenvision Acquisition	Dec. 31, 2007 Bioenvision Acquisition	Dec. 31, 2007 Bioenvision Acquisition	Mar. 31, 2009 EXACT Sciences	Dec. 31, 2009 Alemtuzumab for MS	Dec. 31, 2009 Campath Fludara and Leukine	Dec. 31, 2009 Campath	Dec. 31, 2009 Fludara	Dec. 31, 2009 Leukine
Strategic Transactions-
Agreement to acquire certain gene therapy manufacturing assets					$ 7,000,000
Nonrefundable upfront payment made to Targeted Genetics Corporation to acquire intellectual property, equipment and materials used in manufacturing AAV vectors					3,500,000
Additional payment made subject to achievement of certain technology transfer-based milestones met				2,500,000
Remaining technology transfer-based milestone payments made in January 2010			1,000,000
IPR&D - Expensed													18,200,000
Purchase of in-process research and development	0	0
Contingent purchase price potential payment cap							1,250,000,000								500,000,000
Contingent purchase price payments, number of years eligible if monetary cap is not achieved (in years)														10	8
One-time payment buyout of potential future milestones, right exercisable in 2020														900,000,000
Contingent purchase price payments if certain annual combined revenues are reached beginning in 2011															150,000,000
Minimum contingent purchase price payments following receipt of FDA approval								75,000,000
Maximum contingent purchase price payments following receipt of FDA approval								100,000,000
Business Acquisition, Purchase Price Allocation
Net cash paid for acquisitions and acquisition costs	(42,425,000)	0				42,425,000
Contingent consideration obligations	(964,100,000)	0				964,100,000								435,000,000	529,100,000
Total purchase price						1,006,525,000					349,941,000	349,941,000
Inventory						136,400,000					1,684,000	1,684,000
Developed technology																71,000,000	182,100,000	8,272,000
IPR&D											106,350,000	106,350,000		632,912,000
Amortization period of intellectual property (in years)																10	5	12
Total fair value of assets acquired	1,030,684,000	0				1,030,684,000						315,900,000
Gain on acquisition of business	24,159,000					24,159,000
Payment made to acquire business	51,336,000	16,561,000				113,200,000					349,900,000
Fair value of the purchase price						1,010,000,000
Amount of closing payment which is refundable						70,800,000
Amount of closing payment associated with inventory, which is nonrefundable						42,400,000
Purchase price refund received						61,800,000
Purchase price refund receivable						8,900,000
Discount rate used for discounting probability-weighted cash flows (percent in hundredths)						0.16								0.13		0.11	0.11	0.11
Fair value of contingent consideration						1,020,000,000
Payment of contingent consideration obligation	(26,417,000)					36,400,000
Funding from Bayer for the development of alemtuzumab for MS	10,000,000
Acquisition-related costs, primarily legal fees, included in SG&A						5,000,000						5,000,000
Purchase of share of common stock in connection with purchase of intellectual property, third party shares acquired (in shares)													3,000,000
Total cash consideration paid for intellectual property and available-for-sale equity securities													22,700,000
Amount allocated to acquisition of shares of EXACT Sciences									4,500,000
Charge to research and development expenses													18,200,000
Preliminary consideration value of shares												345,400,000
Consideration value of shares										362,000,000
Number of shares held by shareholders dissenting to the merger (in shares)												2,880,000
Percentage of shares held by shareholders dissenting to the merger (in hundredths)												0.05
Merger consideration per share (in dollars per share)												$ 5.6
Cash paid to resolve the issues of dissenting shareholders										16,600,000
Total purchase price						1,006,525,000					349,941,000	349,941,000
Cash and cash equivalents											45,186,000	45,186,000
Accounts receivable											5,537,000	5,537,000
Inventory						136,400,000					1,684,000	1,684,000
Other current assets											5,130,000	5,130,000
Goodwill											85,269,000	85,269,000
Other intangible assets											172,441,000	172,441,000
Developed technology																71,000,000	182,100,000	8,272,000
IPR&D											106,350,000	106,350,000		632,912,000
Equity in net loss of pre-acquisition ownership											21,101,000	21,101,000
Other noncurrent assets											624,000	624,000
Assumed liabilities:
Income taxes payable											(72,461,000)	(72,461,000)
Deferred tax liabilities											(7,829,000)	(7,829,000)
Liabilities for exit activities and integration											(2,671,000)	(2,671,000)
Other liabilities											(10,420,000)	(10,420,000)
Purchase price										366,500,000
IPR&D - Capitalized						$ 632,900,000

STRATEGIC TRANSACTIONS (Details 2) (USD $) Share data in Millions, except Per Share data	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2008	Dec. 31, 2009	Sep. 30, 2009 Osiris License	Dec. 31, 2008 Osiris License	Dec. 31, 2009 PTC Collaboration	Jun. 30, 2008 Isis License	Mar. 31, 2008 Isis License	Dec. 31, 2009 Isis License	Dec. 31, 2008 Isis License	Dec. 31, 2009 Prochymal	Dec. 31, 2009 Chondrogen
Strategic Alliance-
Nonrefundable upfront payment							$ 150,000,000
Nonrefundable upfront license fee			55,000,000			175,000,000	69,900,000
Clinical trial costs for phase 3 and 4, responsibility of Genzyme (in hundredths)				0.4
Clinical trial costs for phase 3 and 4, responsibility of Osiris (in hundredths)				0.6
Maximum development and regulatory milestone payments					165,000,000			825,000,000		500,000,000	100,000,000
Maximum sales milestone payments					172,000,000			750,000,000		250,000,000	400,000,000
Maximum contingent consideration obligation upon completion of all milestones					337,000,000
Threshhold sales for ataluren outside of the United States and Canada for payment of sales milestones					300,000,000
Upper limit of sales for ataluren outside the United States and Canada for payment of sales milestones					2,400,000,000
Carrying value of investment in Isis common stock	80,100,000							80,100,000
Strategic alliance with Isis, shares acquired (in shares)	5								5
Development expense responsibility of Isis		125,000,000
Charge to research and development expenses	69,900,000						69,900,000
Development expense of mipomersen		865,257,000				125,000,000
Share of profits on mipomersen allocated to Genzyme, (percent in hundredths)									0.7
Share of profits on mipomersen allocated to Isis, (percent in hundredths)									0.3
Level of sales of mipomersen required before profits are allocated equally									2,000,000,000
Carrying value of investment in Isis common stock (in dollars per share)								$ 16.02
Fair market value of investment in Isis common stock								55,600,000
Fair market value of investment in Isis common stock (in dollars per share)								$ 11.11
Closing market price per share of Isis common stock subsequent to September 1, 2009, low end (in dollars per share)								$ 9.94
Closing market price per share of Isis common stock subsequent to September 1, 2009, high end (in dollars per share)								$ 15.69
Average 12-month price estimate for Isis common stock among some analysts (in dollars per share)								$ 16
Unrealized loss on investment in Isis common stock considered to be temporary								$ 24,600,000

STRATEGIC TRANSACTIONS (Details 3) (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Pro Forma Financial Summary
Total revenues					$ 4,615,674	$ 4,869,349
Net income					$ 359,489	$ 272,504
Net income per share:
Basic (in dollars per share)					$ 1.34	$ 1.01
Diluted (in dollars per share)					$ 1.31	$ 0.98
Weighted average shares outstanding:
Basic (in shares)	265,270	269,958	265,760	270,406	268,841	268,490	263,895
Diluted (in shares)	265,270	274,852	265,760	276,225	274,071	285,595	280,767

DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
DERIVATIVE FINANCIAL INSTRUMENTS
Maximum duration of foreign exchange forward contracts	Less than three years
Notional settlement value of foreign exchange forward contracts	$ 139,100,000	$ 349,500,000	$ 347,100,000
Foreign exchange forward contracts, maximum duration (in months)	15
Foreign exchange forward contracts remaining maturity, low end of range (in months)	1	1
Foreign exchange forward contracts remaining maturity, high end of range (in months)	2	2
Other current assets
Foreign Currency Contract Asset and Liabilities Fair Value Disclosure
Asset Derivatives - Gross	9,834,000	2,758,000
Asset Derivatives - As Reported, Net	4,284,000	0
Accrued expenses
Foreign Currency Contract Asset and Liabilities Fair Value Disclosure
Liability Derivatives - Gross	5,550,000	4,192,000
Liability Derivatives - As Reported, Net	$ 0	$ 1,434,000

DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) (SG&A, USD $) In Thousands	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Derivative Instruments Gain Loss
Unrealized and realized losses from foreign exchange forward contracts reported in consolidated statements of operations	$ 23,620	$ 9,965	$ 34,278

ACCOUNTS RECEIVABLE (Details) (USD $) In Millions	Dec. 31, 2009	Dec. 31, 2008
ACCOUNTS RECEIVABLE:
Allowances for bad debts, chargebacks and prompt pay discounts	$ 69.9	$ 40.4

INVENTORIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2009	Dec. 31, 2008	Dec. 31, 2009
Inventory.
Raw materials		$ 96,986,000	$ 123,434,000
Work-in-process		141,094,000	288,653,000
Finished goods		215,357,000	195,935,000
Total		453,437,000	608,022,000
Remediation costs to sanitize Allston facility, charged to cost of products sold	24,100,000		45,500,000
Write off of work-in-process material at Allston facility		18,100,000	11,000,000
Acquisition from Bayer
Inventory.
Inventory	136,400,000		136,400,000
Amortization of inventory step-up costs charged to cost of products sold			43,500,000
Acquisition from Bayer | Campath
Inventory.
Total	15,300,000
Acquisition from Bayer | Fludara
Inventory.
Total	22,900,000
Acquisition from Bayer | Leukine
Inventory.
Total	$ 98,200,000

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Property, Plant and Equipment..
Plant and equipment	$ 1,403,719,000	$ 879,933,000
Land and buildings	1,239,721,000	1,006,140,000
Leasehold improvements	270,003,000	246,468,000
Furniture and fixtures	74,023,000	63,241,000
Construction in progress	899,687,000	1,015,497,000
Property, plant and equipment, Gross	3,887,153,000	3,211,279,000
Less accumulated depreciation	(1,077,804,000)	(904,712,000)
Property, plant and equipment, net	2,809,349,000	2,306,567,000	1,968,402,000
Total depreciation expense	190,100,000	148,400,000	137,100,000
Assets Subject to Capital Leases
Building-Corporate headquarters in Cambridge, Massachusetts	131,031,000
Less accumulated depreciation	(55,429,000)
Assets subject to capital leases, net	75,602,000
Capitalized validation costs, net of accumulated depreciation	19,400,000	32,900,000
Net capitalized software costs, which are included in plant and equipment	44,100,000	25,800,000
Capitalized software development costs, a component of construction in progress	155,200,000	89,800,000
Interest costs capitalized	12,300,000	19,000,000	14,500,000
Estimated remaining cost to complete assets under construction	$ 900,000,000

GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2003 Biosurgery	Dec. 31, 2006 Other
Goodwill:
Impairment Losses on Goodwill	$ 102,792	$ 219,245

GOODWILL AND OTHER INTANGIBLE ASSETS (Details 2) (USD $)	Dec. 31, 2009 Technology	Dec. 31, 2008 Technology	Dec. 31, 2009 Distribution rights	Dec. 31, 2008 Distribution rights	Dec. 31, 2009 Synvisc sales and marketing rights from Wyeth	Dec. 31, 2009 Patents	Dec. 31, 2008 Patents	Dec. 31, 2009 License fees	Dec. 31, 2008 License fees	Dec. 31, 2009 Customer lists	Dec. 31, 2008 Customer lists	Dec. 31, 2009 Trademarks	Dec. 31, 2008 Trademarks	Dec. 31, 2009 Other-	Dec. 31, 2008 Other-	Dec. 31, 2009 IPR&D
Intangible Assets by Major Class.
Gross Finite-lived Other Intangible Assets	$ 2,180,232,000	$ 1,919,074,000	$ 440,521,000	$ 399,768,000		$ 188,651,000	$ 194,560,000	$ 98,647,000	$ 98,123,000	$ 87,423,000	$ 83,729,000	$ 60,608,000	$ 60,556,000	$ 0	$ 2,039,000	$ 632,912,000
Accumulated Amortization, Finite-lived other intangible assets	(877,611,000)	(692,235,000)	(227,726,000)	(170,892,000)		(131,898,000)	(121,763,000)	(47,052,000)	(39,824,000)	(43,822,000)	(34,271,000)	(47,623,000)	(42,194,000)	0	(1,972,000)
Net Finite-lived Other Intangible Assets	1,302,621,000	1,226,839,000	212,795,000	228,876,000		56,753,000	72,797,000	51,595,000	58,299,000	43,601,000	49,458,000	12,985,000	18,362,000	0	67,000
Acquired Indefinite-lived Intangible Asset, Amount																632,912,000
Royalty payments					287,500,000
Additional payments made or accrued in connection with the reacquisition					$ 41,900,000

GOODWILL AND OTHER INTANGIBLE ASSETS (Details 3) (USD $) In Thousands	12 Months Ended
Dec. 31, 2009
GOODWILL AND OTHER INTANGIBLE ASSETS
2011	$ 312,076
2012	304,138
2013	229,408
2014	150,452
2014	118,310
Thereafter	372,186
Excluded future amortization expense related to technology, offset by amortization of a noncurrent liability	$ 240,200

INVESTMENTS IN MARKETABLE SECURITIES AND EQUITY INVESTMENTS (Details) (USD $) In Thousands	Jun. 30, 2010	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2008	Dec. 31, 2007
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	$ 152,706	$ 163,630		$ 57,507	$ 80,445
Long-term investments	139,641	143,824		344,078	512,937
Contingent consideration obligations		964,100	(964,100)	0	0
Fair value of contingent consideration obligations	977,209	(1,015,236)	0	0	0
Balance
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Total fixed income investments	857,760	910,563
Publicly-traded equity securities	38,267	40,380		56,596
Foreign exchange forward contracts	(501)	4,284		(1,434)
Fair value of contingent consideration obligations	977,209	(1,015,236)
Total assets (liabilities) at fair value	(81,683)	(60,009)		814,427
Balance | Money market funds/other.
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Cash equivalents:		603,109		357,680
Balance | Short-term and Long-term investments:
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	152,706	163,630		57,507
Long-term investments	139,641	143,824		344,078
Balance | U.S. Treasury notes
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	26,823	41,040		7,505
Long-term investments	59,150	29,793		75,040
Balance | Non U.S. Governmental notes
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	8,843	4,114
Long-term investments		4,873		7,322
Balance | U.S. agency notes
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	72,093	56,810		10,328
Long-term investments	20,962	28,015		121,707
Balance | Corporate notes - global
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments		54,825		39,674
Long-term investments		81,143		140,009
Balance | Commercial paper
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments		6,841
Level 1
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Total fixed income investments	651,386	673,942		440,225
Publicly-traded equity securities	38,267	40,380		56,596
Total assets (liabilities) at fair value	689,653	714,322		496,821
Level 1 | Money market funds/other.
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Cash equivalents:		603,109		357,680
Level 1 | Short-term and Long-term investments:
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	26,823	41,040		7,505
Long-term investments	59,150	29,793		75,040
Level 1 | U.S. Treasury notes
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	26,823	41,040		7,505
Long-term investments	59,150	29,793		75,040
Level 2
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Total fixed income investments	206,374	236,621		319,040
Foreign exchange forward contracts	(501)	4,284		(1,434)
Total assets (liabilities) at fair value	205,873	240,905		317,606
Level 2 | Short-term and Long-term investments:
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	125,883	122,590		50,002
Long-term investments	80,491	114,031		269,038
Level 2 | Non U.S. Governmental notes
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	8,843	4,114
Long-term investments		4,873		7,322
Level 2 | U.S. agency notes
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments	72,093	56,810		10,328
Long-term investments	20,962	28,015		121,707
Level 2 | Corporate notes - global
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments		54,825		39,674
Long-term investments		81,143		140,009
Level 2 | Commercial paper
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Short-term investments		6,841
Level 3
Fair Value Assets and Liabilities Measured on Recurring Basis Financial Statement Captions
Fair value of contingent consideration obligations	977,209	(1,015,236)
Total assets (liabilities) at fair value	$ (977,209)	$ (1,015,236)

INVESTMENTS IN MARKETABLE SECURITIES AND EQUITY INVESTMENTS (Details 2) (USD $) In Thousands	12 Months Ended
Dec. 31, 2009
Changes in fair value of Level 3 contingent consideration obligations
Contingent consideration obligations	$ 0
Payment of contingent consideration obligation	(20,456)
Contingent consideration expense	65,584
Contingent consideration obligations	964,100
Contingent Obligations
Changes in fair value of Level 3 contingent consideration obligations
Payment of contingent consideration obligation	36,403
Contingent consideration expense	65,584
R & D reimbursement received	(9,987)
Effect of foreign currency adjustments	(11,968)
Contingent consideration obligations	$ 1,015,236

INVESTMENTS IN MARKETABLE SECURITIES AND EQUITY INVESTMENTS (Details 3) (USD $) In Thousands	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Schedule of assets and liabilities accounted at carrying amount and market value
Short-term investments	$ 152,706	$ 163,630	$ 57,507	$ 80,445
Long-term investments	139,641	143,824	344,078	512,937
Total fixed income investments		910,563	759,265
Short-term and Long-term investments: | Cost
Schedule of assets and liabilities accounted at carrying amount and market value
Short-term investments		160,607	58,998
Long-term investments		141,819	339,204
Short-term and Long-term investments: | Market value
Schedule of assets and liabilities accounted at carrying amount and market value
Short-term investments		163,630	57,507
Long-term investments		143,824	344,078
U.S. Treasury notes | Cost
Schedule of assets and liabilities accounted at carrying amount and market value
Short-term investments		40,135	7,281
Long-term investments		29,751	71,110
U.S. Treasury notes | Market value
Schedule of assets and liabilities accounted at carrying amount and market value
Short-term investments		41,040	7,505
Long-term investments		29,793	75,040
Non U.S. Governmental notes | Cost
Schedule of assets and liabilities accounted at carrying amount and market value
Short-term investments		4,037
Long-term investments		4,765	7,277
Non U.S. Governmental notes | Market value
Schedule of assets and liabilities accounted at carrying amount and market value
Short-term investments		4,114
Long-term investments		4,873	7,322
Corporate notes | Cost
Schedule of assets and liabilities accounted at carrying amount and market value
Short-term investments		61,620	41,457
Long-term investments		80,011	143,674
Corporate notes | Market value
Schedule of assets and liabilities accounted at carrying amount and market value
Short-term investments		62,508	39,674
Long-term investments		81,143	140,009
Cost
Schedule of assets and liabilities accounted at carrying amount and market value
Total fixed income investments		905,535	755,882
Publicly-traded equity securities		62,221	57,777
Market value
Schedule of assets and liabilities accounted at carrying amount and market value
Total fixed income investments		910,563	759,265
Publicly-traded equity securities		74,438	83,325
Money market funds/other. | Cost
Schedule of assets and liabilities accounted at carrying amount and market value
Cash equivalents:		603,109	357,680
Money market funds/other. | Market value
Schedule of assets and liabilities accounted at carrying amount and market value
Cash equivalents:		603,109	357,680
U.S. Government agencies | Cost
Schedule of assets and liabilities accounted at carrying amount and market value
Short-term investments		54,815	10,260
Long-term investments		27,292	117,143
U.S. Government agencies | Market value
Schedule of assets and liabilities accounted at carrying amount and market value
Short-term investments		55,968	10,328
Long-term investments		$ 28,015	$ 121,707

INVESTMENTS IN MARKETABLE SECURITIES AND EQUITY INVESTMENTS (Details 4) (USD $) In Thousands	Dec. 31, 2009	Dec. 31, 2008
Contractual maturities of cash equivalents and short - and long term investments
Within 1 year, cost	$ 763,716	$ 416,678
1-2 years, cost	134,498	323,196
2-10 years, cost	7,321	16,008
Total contractual maturities, cost	905,535	755,882
Within 1 year, fair value	766,739	415,187
1-2 years, fair value	136,334	328,588
2-10 years, fair value	7,490	15,490
Total contractual maturities, fair value	$ 910,563	$ 759,265

INVESTMENTS IN MARKETABLE SECURITIES AND EQUITY INVESTMENTS (Details 5) (USD $) Share data in Millions	Dec. 31, 2009	Dec. 31, 2008
Investment Holdings
Adjusted Cost	$ 62,221,000	$ 57,777,000
Market Value	74,438,000	83,325,000
Unrealized Gain/(Loss)	12,217,000	25,548,000
Unrealized holding gains recorded in stockholders equity	18,300,000	35,100,000
Unrealized holding losses recorded in stockholders' equity	1,100,000	6,300,000
Isis License
Investment Holdings
Number of shares (in shares)		5
Carrying value of investment in Isis common stock	80,100,000
Publicly-held companies
Investment Holdings
Adjusted Cost	28,163,000	31,048,000
Market Value	40,380,000	56,596,000
Unrealized Gain/(Loss)	12,217,000	25,548,000
Dyax
Investment Holdings
Adjusted Cost	12,173,000	17,992,000
Market Value	11,399,000	18,090,000
Unrealized Gain/(Loss)	(774,000)	98,000
ABIOMED
Investment Holdings
Adjusted Cost	11,332,000	12,185,000
Market Value	18,737,000	37,893,000
Unrealized Gain/(Loss)	7,405,000	25,708,000
EXACT Sciences
Investment Holdings
Adjusted Cost	4,470,000
Market Value	10,170,000
Unrealized Gain/(Loss)	5,700,000
Other:-
Investment Holdings
Adjusted Cost	188,000	871,000
Market Value	74,000	613,000
Unrealized Gain/(Loss)	(114,000)	(258,000)
Private equity funds
Investment Holdings
Adjusted Cost	16,755,000	18,684,000
Market Value	16,755,000	18,684,000
Privately-held companies
Investment Holdings
Adjusted Cost	17,303,000	8,045,000
Market Value	$ 17,303,000	$ 8,045,000

EQUITY METHOD INVESTMENTS (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Condensed financial information for equity method investees
Net income	$ 0	$ 400	$ 41,200
BioMarin/Genzyme LLC
Schedule of Equity Method Investments
Entity's portion of Net Income (Loss) of Equity Method Investments	0	0	30,100
Condensed financial information for equity method investees
Net income	0	0	60,200
Royalty payment as percentage of worldwide net product sales of Aldurazyme, low end (in hundredths)	0.395
Royalty payment as percentage of worldwide net product sales of Aldurazyme, high end (in hundredths)	0.5
Intellectual property	480,500
Amortization period of intellectual property (in years)	20
Bioenvision.
Schedule of Equity Method Investments
Entity's portion of Net Income (Loss) of Equity Method Investments	0	0	(21,100)
Condensed financial information for equity method investees
Net income	0	0	(9,600)
Other:
Schedule of Equity Method Investments
Entity's portion of Net Income (Loss) of Equity Method Investments	0	200	(1,600)
Condensed financial information for equity method investees
Net income	0	400	(9,400)
Equity method investees, excluding Bioenvision
Condensed financial information for equity method investees
Revenue	0	0	124,203
Gross profit	0	0	97,092
Operating expenses	0	326	(46,656)
Net income	8	370	50,866
Current assets	1,593	1,585
Noncurrent assets	0	0
Current liabilities	351	351
Noncurrent liabilities	$ 0	$ 0

ACCRUED EXPENSES (Details) (USD $) In Thousands	Dec. 31, 2009	Dec. 31, 2008
ACCRUED EXPENSES.
Compensation	$ 213,686	$ 232,363
Rebates	134,002	132,905
Bank overdraft	45,918	45,022
License fees	98	65,188
Royalties	63,502	56,501
Other	239,017	233,407
Total	$ 696,223	$ 765,386

LONG-TERM DEBT AND LEASES (Details) (USD $)	12 Months Ended					12 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2009 Notes payable	Dec. 31, 2008 Notes payable	Dec. 31, 2009 Revolving credit facility maturing in July 2011	Dec. 31, 2008 Revolving credit facility maturing in July 2011	Sep. 30, 2008 Mortgage payable	Dec. 31, 2009 Mortgage payable	Dec. 31, 2008 Mortgage payable	Dec. 31, 2009 Capital lease obligation, corporate headquarters	Dec. 31, 2009 Capital lease obligations.	Dec. 31, 2008 Capital lease obligations.
Debt Instrument
Long-term debt, capital lease obligations and convertible debt, including current portion	$ 124,600,000	$ 131,907,000		$ 5,847,000	$ 6,916,000	$ 0	$ 0		$ 17,509,000	$ 17,957,000		$ 101,244,000	$ 107,034,000
Less current portion	(8,166,000)	(7,566,000)	(696,625,000)
Noncurrent portion	116,434,000	124,341,000	113,748,000
Aggregate principal amount								18,100,000
Interest rate, stated percentage (in hundredths)								0.0557
Principal amounts of long-term debt required to be paid over the next five years and thereafter
2010	1,600,000
2011	1,600,000
2012	1,700,000
2013	1,800,000
2014	1,800,000
After 2014	14,900,000
Notes Payable.
Number of former shareholders of Equal Diagnostics to whom notes are payable				3
Terms of notes payable to former shareholders of Equal Diagnostics (in years)				8
Equal annual installments				1,300,000
Revolving credit facility.
Additional borrowing facility available on request						350,000,000
Facility fee payable, minimum (in basis points)						7
Facility fee payable, maximum (in basis points)						20
Utilization fee payable (in basis points)						10
Description of variable interest rate						LIBOR plus an applicable margin
Outstanding standby letters of credit						17,000,000
Available credit						333,000,000
Aggregate purchase price of land and manufacturing facility in Framingham, Masschusetts								38,900,000
Cash payment for land and manufacturing facility acquired in Framingham, Massachusetts	661,713,000	597,562,000	412,872,000					20,800,000
Capital Leases
Capital lease, monthly payment before August 2013											1,300,000
Capital lease, monthly payment after August 2013											1,600,000
Value of building and related obligations under capital lease in consolidated balance sheets at the date of inception											131,000,000
Term of capital lease (in years)											15
Number of extensions to capital lease available at the entity's option											2
Term of extenstions to capital lease available at the entity's option (in years)											10
Amounts payable under non-cancelable capital leases over the next five years and thereafter
2010												15,400,000
2011												15,400,000
2012												15,500,000
2013												16,900,000
2014												18,900,000
Thereafter												67,500,000
Total lease payments												149,600,000
Less: interest												(48,400,000)
Long-term debt, capital lease obligations and convertible debt, including current portion	124,600,000	131,907,000		5,847,000	6,916,000	0	0		17,509,000	17,957,000		101,244,000	107,034,000
Less current portion												6,400,000
Total												94,800,000
Operating Leases
Total expense under operating leases	81,800,000	75,200,000	74,300,000
Amounts payable under non-cancelable operating leases over the next five years and thereafter
2010	79,900,000
2011	69,300,000
2012	52,600,000
2013	33,900,000
2014	27,500,000
After 2014	151,000,000
Total	$ 414,200,000

STOCKHOLDERS' EQUITY (Details) (USD $)	Dec. 31, 2009	Dec. 31, 2008
Class of Stock:
Preferred Stock par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	10,000,000	10,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock Shares Authorized	690,000,000	690,000,000
Common Stock Shares Outstanding	265,696,834	270,704,169
Series A Junior Participating Preferred Stock
Class of Stock:
Preferred Stock par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	3,000,000	3,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Undesignated Preferred Stock
Class of Stock:
Preferred Stock Shares Authorized	7,000,000	7,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0

STOCKHOLDERS' EQUITY (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2007	Dec. 31, 2009
Directors' Deferred Compensation Plan
Cash account interest		90-day Treasury bills
Number of years in which annual installments will be paid (in years)		5
Number of directors eligible under deferred compensation plan		8
Number of eligible directors who established accounts under deferred compensation plan		5
Number of directors deferring compensation		3
Shares of Genzyme Stock reserved to cover distributions credited to stock accounts under deferred compensation plan (in shares)		105,962
Cash distributions to one director under the terms of his deferral agreement (actual)		$ 69,492
Stock Repurchase Program
Number of shares authorized by the board of directors to be repurchased (in shares)	20,000,000
Period for repurchase of common stock under stock repurchase program (in years)	3
Amount authorized by the board of directors for repurchase of common stock (in shares)	1,500,000,000
Repurchases of common stock		413,874,000
Average price of common stock repurchased (in dollars per share)		$ 55.16
Cumulative total of repurchase of common stock since June 2007		$ 788,500,000
Cumulative total of repurchase of common stock since June 2007 (in shares)		13,000,000
Average price of common stock repurchased since June 2007 (in dollars per share)		$ 60.63

STOCKHOLDERS' EQUITY (Details 3)	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award
Awards Reserved for Issuance (in shares)	42,679,504
Awards Outstanding (in shares)	37,210,952
Awards Available for Grant (in shares)	5,468,552
2004 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Awards Reserved for Issuance (in shares)	35,052,286
Awards Outstanding (in shares)	29,721,887
Awards Available for Grant (in shares)	5,330,399
2001 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Awards Reserved for Issuance (in shares)	6,773,548
Awards Outstanding (in shares)	6,749,303
Awards Available for Grant (in shares)	24,245
2007 Director Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award
Awards Reserved for Issuance (in shares)	775,891
Awards Outstanding (in shares)	661,983
Awards Available for Grant (in shares)	113,908
Assumed Options
Share-based Compensation Arrangement by Share-based Payment Award
Awards Reserved for Issuance (in shares)	77,779
Awards Outstanding (in shares)	77,779
Awards Available for Grant (in shares)	0
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Expiration, number of years after grant date (in years)	10
Vesting period, low end of range (in years)	4
Expiration of unexercised vested options if termination of employment is other than by death, disability or change of control (in months)	3
Expiration period after the employee's termination date or on the original expiration date set at the time the options were granted, whichever is earlier, if employee meets a retirement eligibility age of 60 with at least five years of service (in years)	3
Retirement eligibility age (in years)	60
Years of service at age of retirement to obtain automatic vesting of options (in years)	5
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)	3

STOCKHOLDERS' EQUITY (Details 4) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Stock-Based Compensation Expense, Net of Estimated Forfeitures
Pre-tax stock-based compensation expense, net of estimated forfeitures (in dollars)	$ 92,335,000	$ 109,773,000	$ (204,115,000)	$ (186,973,000)	$ (189,950,000)
Less: tax benefit from stock options (in dollars)	(26,548,000)	(27,733,000)	53,434,000	56,740,000	58,148,000
Stock-based compensation expense, net of tax (in dollars)	65,787,000	82,040,000	(150,681,000)	(130,233,000)	(131,802,000)
Effect per common share, basic (in dollars per share)			$ (0.56)	$ (0.49)	$ (0.5)
Effect per common share, diluted (in dollars per share)			$ (0.56)	$ (0.49)	$ (0.5)
Stock-based compensation expense capitalized to inventory (in dollars)	7,840,000	9,141,000	16,400,000	13,900,000	13,500,000
Pre-tax stock based compensation expense, net of estimated forfeitures, related to unvested awards not yet recognized (in dollars)	275,600,000		238,000,000
Weighted average period during which pre-tax compensation expense (net of estimated forfeitures) related to unvested awards are expected to be recognized (in years)	2.2		2
Stock Option Plan Activity
Shares Under Option, outstanding at beginning of period	32,097,588	31,850,152	31,850,152
Shares Under Option, Granted			2,099,955
Shares Under Option, Exercised			(1,368,273)
Shares Under Option, Forfeited and cancelled			(484,246)
Shares Under Option, outstanding at end of period			32,097,588	31,850,152
Shares Under Option, Vested and expected to vest			31,977,058
Shares Under Option, Exercisable			25,655,170
Weighted Average Exercise Price of Shares Under Option at beginning of period (in dollars per share)	$ 56.09	$ 55.39	$ 55.39
Weighted Average Exercise Price of Shares Under Option, Granted (in dollars per share)			$ 58.61
Weighted Average Exercise Price of Shares Under Option, Exercised (in dollars per share)			$ 33.18
Weighted Average Exercise Price of Shares Under Option, Forfeited and cancelled (in dollars per share)			$ 87.16
Weighted Average Exercise Price of Shares Under Option at end of period (in dollars per share)			$ 56.09	$ 55.39
Weighted Average Exercise Price of Shares Under Option, Vested and expected to vest (in dollars per share)			$ 56.07
Weighted Average Exercise Price of Shares Under Option, Exercisable (in dollars per share)			$ 54.41
Weighted Average Remaining Contractual Term of options outstanding (in years)			5.37
Weighted Average Remaining Contractual Term of options vested and expected to vest (in years)			5.36
Weighted Average Remaining Contractual Term of options exercisable (in years)			4.71
Aggregate Intrinsic Value of options outstanding (in dollars)			76,034,685
Aggregate Intrinsic Value of options vested and expected to vest (in dollars)			76,034,685
Aggregate Intrinsic Value of options exercisable (in dollars)			76,034,685
Pre-tax intrinsic value of options exercised (in dollars)			36,421,000	176,048,000	153,772,000
Weighted average grant date fair value per share of stock granted under our stock option plans (in dollars per share)			$ 18.8	$ 19.24	$ 19.39
ESPP
ESPP.
Discount rate applied to the purchase price for shares acquired through the plan (percent in hundredths)			0.85
Working hours per week for employees to participate in ESPP (in hours)			20
Number of ESPP open enrollment periods during the year			2
Enrollment period (in years)			2
Pre-determined purchase dates, number			8
Number of months between pre-determined purchase dates during the two-year enrollment period for the ESPP			3
Valuation Assumptions for Stock Option Plans and ESPP
Risk-free interest rate, percent (in hundredths)			0.02	0.02	0.04
Dividend yield, percent (in hundredths)			0	0	0
Volatility, percent (in hundredths)			0.42	0.27	0.23
ESPP Activity - Shares available and issued:
Balance at beginning of period (in shares)			509,686	1,445,791
Adjustment-shares from our 2001 ESPP plan (in shares)			9,909
Additional shares authorized (in shares)			3,000,000
Shares purchased by employees (in shares)			(1,067,192)	(936,105)
Balance at end of period (in shares)			2,452,403	509,686	1,445,791
Stock options
Valuation Assumptions for Stock Option Plans and ESPP
Risk-free interest rate, percent (in hundredths)			0.02	0.02	0.04
Dividend yield, percent (in hundredths)			0	0	0
Expected option life (in years)-directors			7	7	7
Expected option life (in years)-officers			6	6	6
Expected option life (in years)-other senior managers			5	5	4
Expected option life (in years)-all other employees			4	4	4
Volatility, percent (in hundredths)			0.32	0.27	0.28
RSUs
Time Vesting RSU Activity
Shares Under Award, outstanding at beginning of period			2,985,925
Shares Under Award, Granted			2,352,820
Shares Under Award, Vested and issued			(80,123)
Shares Under Award, Forfeited and cancelled			(145,258)
Shares Under Award, outstanding at end of period			5,113,364	2,985,925
Shares Under Award, Vested and expected to vest			4,959,699
Cumulative shares issued			90,599
Weighted Average Grant Date Fair Value of Shares Under Award at beginning of period (in dollars per share)			$ 65.87
Weighted Average Grant Date Fair Value of Shares Under Award, Granted (in dollars per share)			$ 58.64
Weighted Average Grant Date Fair Value of Shares Under Award, Forfeited and cancelled (in dollars per share)			$ 63.18
Weighted Average Grant Date Fair Value of Shares Under Award at end of period (in dollars per share)			$ 62.56	$ 65.87
Weighted Average Remaining Contractual Term of RSUs outstanding (in years)			1.53	1.89
Weighted Average Remaining Contractual Term of RSUs vested and expected to vest (in years)			1.51
Aggregate Intrinsic Value of RSUs outstanding (in dollars)			250,605,970
Aggregate Intrinsic Value of RSUs vested and expected to vest (in dollars)			$ 243,074,826

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended
	Sep. 30, 2009 Federal Securities Litigation	Dec. 31, 2009 Shareholder Demand Letters and Derivative Actions	Jun. 30, 2010 Shareholder Demand Letters and Derivative Actions	Dec. 31, 2009 Shareholder Demand Letters and Derivative Actions	Dec. 31, 2003 Tracking stocks	Sep. 30, 2009 Church & Dwight Co., Inc.	Jun. 30, 2008 Church & Dwight Co., Inc.
Commitments and Contingencies-
Number of purported securities class action lawsuits filed	2
Number of manufacturing facilities where instances of viral contamination was identified	2
Number of manufacturing facilities where inspection observation from FDA was received	1
Number of demand letters received from shareholders				9
Number of independent directors in special committee designated to oversee the investigation of the allegations made in the demand letters			3	3
Number of derivative actions filed		2		2
Damages awarded against a third party, which was indemnified by the entity							$ 29,000,000
Amount of settlement by third party that was indemnified by the entity						$ 27,000,000
Number of outstanding series of common stock					3

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income (loss) before income taxes:
Domestic	$ 218,744,000	$ 655,550,000	$ 753,987,000
Foreign	324,989,000	(30,012,000)	(18,313,000)
Income before income taxes	543,733,000	625,538,000	735,674,000
Currently payable:
Federal	135,699,000	347,100,000	313,136,000
State	14,736,000	26,212,000	19,498,000
Foreign	66,709,000	26,345,000	28,986,000
Total	217,144,000	399,657,000	361,620,000
Deferred:
Federal	(111,133,000)	(153,183,000)	(75,931,000)
State	(23,005,000)	(13,588,000)	(10,311,000)
Foreign	38,427,000	(28,429,000)	(19,897,000)
Total	(95,711,000)	(195,200,000)	(106,139,000)
Provision for income taxes	121,433,000	204,457,000	255,481,000
Effective tax rate reconciliation
Tax provision at U.S. statutory rate, percent (in hundredths)	0.35	0.35	0.35
Domestic manufacturing benefits, percent (in hundredths)	(0.043)	(0.021)	(0.005)
Legal settlements, percent (in hundredths)			0.03
Audit settlements, percent (in hundredths)		(0.013)	0.005
Stock compensation, percent (in hundredths)	0.022	0.015	0.013
Tax credits, percent (in hundredths)	(0.055)	(0.039)	(0.035)
Foreign rate differential, percent (in hundredths)	(0.032)	0.014	(0.021)
Other, percent (in hundredths)	(0.019)	0.021	0.01
Effective tax rate, percent (in hundredths)	0.223	0.327	0.347
Non-deductible stock-based compensation expenses	33,500,000	34,000,000	32,000,000
Tax benefits related to tax credits	30,000,000
Domestic manufacturing benefits	23,500,000
Tax benefits recorded to income tax provision reflecting the resolution of various issues related to the settlement of IRS audits for the tax years 2004 to 2005		5,100,000
Reduction in tax reserves in conjunction with settlement of IRS audits for prior years		4,900,000
The charge for IPR&D recorded in connection with the acquisition of Bioenvision			106,400,000
Non-deductible charge for the settlement of the Biosurgery tracking stock suit			64,000,000
Bioenvision
Effective tax rate reconciliation
Deductible portion of the charge for IPR&D recorded in connection with the acquisition of Bioenvision			100,300,000
Non-deductible portion of the charge for IPR&D recorded in connection with the acquisition of Bioenvision			$ 6,100,000

INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
INCOME TAXES:
The percentage used to determine whether a benefit is more likely than not to be sustained upon examination (percent in hundredths)	0.5
Total gross unrecognized tax benefits	$ 41,300,000
Unrecognized tax benefits that, if recognized, would favorably affect our effective income tax rate in future periods	40,000,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of period	52,065,000	41,823,000	36,515,000
Additions to tax provisions related to the current year	6,501,000	8,445,000	9,634,000
Additions to tax provisions related to the prior years	3,403,000	10,029,000	829,000
Reduction for tax provisions of prior years	(22,139,000)	(8,232,000)	(5,155,000)
Balance at ending of period	39,830,000	52,065,000	41,823,000
Approximate amount by which unrecognized tax benefits are expected to decrease within the next twelve months as a result of the resolution of tax examinations	$ 13,000,000

INCOME TAXES (Details 3) (USD $)	Dec. 31, 2009	Dec. 31, 2008
Deferred tax assets:
Net operating loss carryforwards	$ 1,649,000	$ 49,587,000
Tax credits	22,163,000	18,831,000
Inventory	85,511,000	75,314,000
Depreciable assets	8,433,000	3,331,000
Stock-based compensation	183,395,000	133,847,000
Intangible amortization	133,172,000	75,051,000
Reserves, accruals and other	120,388,000	103,887,000
Total deferred tax assets	554,711,000	459,848,000
Deferred tax liabilities:
Realized and unrealized capital (gains) losses	531,000	(2,506,000)
Net deferred tax assets	555,242,000	457,342,000
Internal Revenue Service (IRS)
Deferred tax liabilities:
Operating loss carryforwards	0
State and Local Jurisdiction
Deferred tax liabilities:
Tax credit carryforwards	$ 22,200,000

BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2009 Foreign pension plans	Dec. 31, 2008 Foreign pension plans	Dec. 31, 2007 Foreign pension plans	Dec. 31, 2009 U.K. Pension Plan	Dec. 31, 2010 U.K. Pension Plan	Dec. 31, 2008 U.K. Pension Plan	Dec. 31, 2007 U.K. Pension Plan
Defined Contribution Plans
Number of defined contribution plans	2
Maximum percentage of salary contribution for employees participating in 401 (k) Plan (in hundredths)	0.6
Maximum amount of salary contribution for employees participating in 401 (k) Plan	$ 16,500,000
Matching employer contributions, as a percentage of the first 6% of 401 (k) Plan participant pre-tax contributions (percent in hundredths)	1
Matching contributions to the 401(k) Plan included in SG&A	33,800,000	33,600,000	25,000,000
Change in benefit obligation:
Projected benefit obligation, beginning of year				65,322,000	97,608,000
Service cost				4,471,000	6,313,000	6,436,000
Interest cost				4,642,000	5,468,000	5,063,000
Plan participants' contributions				2,024,000	2,073,000
Actuarial (gain)/loss				24,687,000	(21,372,000)
Foreign currency exchange rate changes				8,658,000	(23,150,000)
Benefits paid				(1,444,000)	(1,618,000)
Projected benefit obligation, end of year				108,360,000	65,322,000	97,608,000
Change in plan assets:
Fair value of plan assets, beginning of year				43,755,000	72,387,000
Return on plan assets				10,145,000	(16,155,000)
Employer contribution				4,380,000	4,486,000
Plan participants' contributions				2,024,000	2,073,000
Foreign currency exchange rate changes				6,053,000	(17,640,000)
Benefits paid				(1,246,000)	(1,396,000)
Fair value of plan assets, end of year				65,111,000	43,755,000	72,387,000
Funded status at end of year				(43,249,000)	(21,567,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet
Accrued expenses				(1,973,000)	(1,234,000)
Other noncurrent liabilities				(41,276,000)	(20,333,000)
Net amount recognized				(43,249,000)	(21,567,000)
Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial gains							34,076,000		20,631,000	22,187,000
Net prior service costs							0		0	0
Weighted average assumptions used in determining related obligations of pension benefit plans
Discount rate, percent (in hundredths)				0.0567	0.0642
Rate of compensation increase, percent (in hundredths)				0.0462	0.0412
Weighted average assumptions used to determine the net pension expense
Discount rate, percent (in hundredths)				0.0643	0.0578	0.0512
Rate of return on assets, percent (in hundredths)				0.0764	0.0761	0.0767
Rate of compensation increase, percent (in hundredths)				0.0415	0.0481	0.0444
Components of net pension expense
Service cost				4,471,000	6,313,000	6,436,000
Interest cost				4,642,000	5,468,000	5,063,000
Expected return on plan assets				(4,034,000)	(5,607,000)	(3,411,000)
Amortization and deferral of actuarial gain (loss)				761,000	827,000	(456,000)
Net pension expense				5,840,000	7,001,000	7,632,000
Projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation				108,360,000	65,322,000
Accumulated benefit obligation				99,079,000	56,462,000
Fair value of plan assets				65,111,000	43,755,000
Number of mutual funds in which plans assets are allocated							9
U.K. Pension Plan's benchmark allocation strategy
U.K. equities, percent (in hundredths)							0.55
Overseas equities, percent (in hundredths)							0.2
Bonds, percent (in hundredths)							0.15
Real estate, percent (in hundredths)							0.1
Actual weighted average asset allocations for U.K. Pension Plan
U.K. equity securities, percent (in hundredths)							0.56		0.56
Other overseas equity securities, percent (in hundredths)							0.21		0.25
Bonds, percent (in hundredths)							0.09		0.11
Real estate, percent (in hundredths)							0.08		0.04
Other, percent (in hundredths)							0.06		0.04
Total, percent (in hundredths)							1		1
Contribution to U.K. Pension Plan in 2010								9,000,000
Estimated Future Benefit Payments
2010				2,045,000
2011				1,908,000
2012				2,176,000
2013				2,388,000
2014				2,855,000
2015-2019				20,987,000
Total				$ 32,359,000

SEGMENT INFORMATION (Details) (USD $) In Thousands	12 Months Ended
Dec. 31, 2007 Corporate
Segment Reporting Information
Total revenues	$ 1,615
Depreciation and amortization	58,320
Equity in income of equity method investments	(714)
Income (loss) before income taxes:	(588,674)
Litigation settlement charges	64,000
License fees	$ 0

SEGMENT INFORMATION (Details 2) (Hematology and Oncology Bioenvision Acquisition, USD $) In Thousands	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Segment Reporting Information
Goodwill and other intangible assets			$ 257,700
Other intangible assets, net			$ 13,000

SEGMENT INFORMATION (Details 3) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Segment Reporting Information
Revenues:	$ 1,080,630	$ 1,173,560	$ 4,515,525	$ 4,605,039	$ 3,813,519
Long-lived assets:	3,020,655	2,486,053	3,020,655	2,486,053	2,124,463
United States
Segment Reporting Information
Revenues:			2,375,523	2,259,086	1,996,764
Long-lived assets:			1,646,588	1,374,708	1,067,918
Europe
Segment Reporting Information
Revenues:			1,388,415	1,587,318	1,238,360
Long-lived assets:			1,350,139	1,099,916	1,044,901
Other.
Segment Reporting Information
Revenues:			751,587	758,635	578,395
Long-lived assets:			$ 23,928	$ 11,429	$ 11,644

SEGMENT INFORMATION (Details 4)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cerezyme
Schedule of Segment Reporting Information by Product.
Percentage of product revenue to total revenue (in hundredths)	0.18	0.27	0.3
Percentage of distributor sales to total product sales (in hundredths)	0.15	0.15	0.17
Renagel/Renvela
Schedule of Segment Reporting Information by Product.
Percentage of product revenue to total revenue (in hundredths)	0.16	0.14	0.16

QUARTERLY RESULTS (Unaudited) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended
	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008
Quarterly results
Total revenues	$ 1,080,630	$ 1,057,514	$ 1,228,510	$ 1,148,871	$ 1,173,560	$ 1,160,284	$ 1,171,134	$ 1,100,061
Gross profit	698,866	696,715	870,595	842,931	866,850	865,674	862,093	819,819
Net income (loss)	23,245	15,995	187,574	195,486	86,650	119,596	69,564	145,271
Net income per share:
Basic (in dollars per share)	$ 0.09	$ 0.06	$ 0.69	$ 0.72	$ 0.32	$ 0.44	$ 0.26	$ 0.54
Diluted (in dollars per share)	$ 0.09	$ 0.06	$ 0.68	$ 0.7	$ 0.31	$ 0.42	$ 0.25	$ 0.52
Costs related to the remediation of our Allston facility and the write off of the Cerezyme work-in-process material	10,100	23,700	24,100
Costs, net of tax, related to the remediation of our Allston facility and the write off of the Cerezyme work-in-process material		19,500	17,900
Manufacturing-related costs	20,900
Manufacturing-related costs, net of tax	15,200
Other manufacturing related charges	11,000
Charge to research and development expenses								69,900
Nonrefundable upfront license fee					16,000
Nonrefundable license fees, net of tax					11,100
Net losses on investments in equity securities						14,300
Net losses on investments in equity securities, net of tax						10,600
Personalized Genetic Health
Quarterly results
Total revenues			581,728
Personalized Genetic Health | Targeted Genetics Corporation
Net income per share:
Charge to research and development expenses		7,000
Acquisition of intellectual property, net of tax		5,400
Personalized Genetic Health | Isis License
Net income per share:
Nonrefundable upfront license fee							175,000
Acquisition from Bayer
Net income per share:
Gain on acquisition of business			24,200
Gain on acquisition of business, net of tax			17,600
Purchase of Intellectual Property from EXACT Sciences Member
Net income per share:
Acquisition of intellectual property, net of tax				11,600
Osiris License
Net income per share:
Nonrefundable upfront license fee					130,000
Nonrefundable license fees, net of tax					82,500
PTC Collaboration
Net income per share:
Nonrefundable upfront license fee						100,000
Nonrefundable license fees, net of tax						91,300
Isis License
Net income per share:
Charge to research and development expenses								69,900
Nonrefundable upfront license fee							175,000	69,900
Nonrefundable license fees, net of tax							141,300	56,500
Myozyme
Net income per share:
Write off of Myozyme inventory costs related to incomplete production runs at Belgium facility				9,200	18,100
Write off of Myozyme inventory costs, net of tax, related to incomplete production runs at Belgium facility				$ 7,200	$ 13,400

VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Accounts receivable allowances
Movement in Valuation Allowances and Reserves
Balance at beginning of period	$ 40,375,000	$ 40,287,000	$ 52,563,000
Additions Charged to Costs and Expenses	18,705,000	12,933,000	9,664,000
Additions Charged to Other Accounts	58,152,000	14,071,000	10,964,000
Deductions	47,338,000	26,916,000	32,904,000
Balance at end of period	69,894,000	40,375,000	40,287,000
Rebates
Movement in Valuation Allowances and Reserves
Balance at beginning of period	132,905,000	90,437,000	62,166,000
Additions Charged to Costs and Expenses	0	0	0
Additions Charged to Other Accounts	235,671,000	203,333,000	149,967,000
Deductions	234,574,000	160,865,000	121,696,000
Balance at end of period	$ 134,002,000	$ 132,905,000	$ 90,437,000

SUPPLEMENTAL GUARANTOR INFORMATION (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Jun. 30, 2010	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2008	Sep. 30, 2007	Dec. 31, 2006
Current assets:
Cash and cash equivalents	$ 742,246	$ 572,106	$ 867,012	$ 681,807		$ 731,930			$ 492,170
Short-term investments	163,630	57,507	80,445	152,706
Accounts receivable, net	899,731	1,036,940	904,101	890,244
Inventories	608,022	453,437	439,115	594,112
Other current assets	210,747	208,040	166,817	193,445
Intercompany accounts receivable	0	0	0	0
Deferred tax assets	178,427	188,105	164,341	183,698
Total current assets	2,802,803	2,516,135	2,621,831	2,696,012
Property, plant and equipment, net	2,809,349	2,306,567	1,968,402	2,846,148
Long-term investments	143,824	344,078	512,937	139,641
Intercompany notes receivable	0	0	0	0
Goodwill	1,403,363	1,401,074	1,403,828	1,403,639	1,400,000		1,400,000	1,300,000
Other intangible assets, net	2,313,262	1,654,698	1,555,652	1,963,429
Deferred tax assets-noncurrent	376,815	269,237	95,664	522,311
Investments in equity securities	74,438	83,325	89,181	74,227
Investment in subsidiaries	0	0	0	0
Other noncurrent assets	136,870	96,162	66,880	118,492
Total assets	10,060,724	8,671,276	8,314,375	9,763,899
Current liabilities:
Accounts payable	189,629	127,869	128,380	130,323
Accrued expenses	696,223	765,386	645,645	939,516
Intercompany accounts payable	0	0	0	0
Deferred revenue	24,747	13,462	13,277	34,288
Current portion of contingent consideration obligations	161,365	0		155,898
Current portion of long-term debt and capital lease obligations	8,166	7,566	696,625	8,510
Total current liabilities	1,080,130	914,283	1,483,927	1,268,535
Long-term debt and capital lease obligations	116,434	124,341	113,748	1,105,956
Long-term debt intercompany	0		0	0
Deferred revenue-noncurrent	13,385	13,175	16,662	12,338
Long-term contingent consideration obligations	853,871	0		821,311
Other noncurrent liabilities	313,252	313,484	87,101	80,354
Total liabilities	2,377,072	1,365,283	1,701,438	3,288,494
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value	0	0	0	0
Preferred Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, $0.01 par value	2,657	2,707	2,660	2,531
Common Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Additional paid-in capital	5,688,741	5,779,279	5,385,154	5,068,602
Notes receivable from stockholders			(15,670)
Share purchase contract				(200,000)
Accumulated earnings	1,670,096	1,247,796	826,715	1,551,375
Accumulated other comprehensive income	322,158	276,211	414,078	52,897
Total stockholders' equity	7,683,652	7,305,993	6,612,937	6,475,405					5,660,711
Subsidiary equity	0		0	0
Total liabilities and stockholders' equity	10,060,724	8,671,276	8,314,375	9,763,899
Genzyme Corporation
Current assets:
Cash and cash equivalents	358,759	330,277	183,604	267,855					227,467
Short-term investments	11,649	2,765	5,525	0
Accounts receivable, net	403,977	437,909	366,093	420,119
Inventories	248,988	172,443	150,597	234,152
Other current assets	118,077	140,796	90,019	103,001
Intercompany accounts receivable	0	0	0	1,127
Deferred tax assets	169,615	174,262	145,889	165,184
Total current assets	1,311,065	1,258,452	941,727	1,191,438
Property, plant and equipment, net	1,285,135	1,069,862	833,181	1,442,802
Long-term investments	11,668	34,576	64,642
Intercompany notes receivable	207,891	520,086	370,564	191,750
Goodwill	1,299,272	1,298,907	1,301,305	1,299,567
Other intangible assets, net	1,773,210	1,431,949	1,288,954	1,332,465
Deferred tax assets-noncurrent	372,408	186,413	49,694	481,823
Investments in equity securities	74,438	83,325	89,002	74,227
Investment in subsidiaries	3,852,897	4,610,753	4,017,027	3,342,191
Other noncurrent assets	91,834	88,060	56,431	66,813
Total assets	10,279,818	10,582,383	9,012,527	9,423,076
Current liabilities:
Accounts payable	58,556	47,826	73,060	45,782
Accrued expenses	493,149	588,486	455,985	725,297
Intercompany accounts payable	997,727	2,220,068	1,023,756	618,704
Deferred revenue	14,375	9,162	10,280	21,209
Current portion of contingent consideration obligations	69,037			76,964
Current portion of long-term debt and capital lease obligations	8,124	7,541	696,585	8,439
Total current liabilities	1,640,968	2,873,083	2,259,666	1,496,395
Long-term debt and capital lease obligations	116,393	124,344	113,718	1,105,916
Long-term debt intercompany	0	0	0	0
Deferred revenue-noncurrent	13,356	13,146	16,632	12,313
Long-term contingent consideration obligations	582,050			318,598
Other noncurrent liabilities	243,399	265,817	9,574	14,449
Total liabilities	2,596,166	3,276,390	2,399,590	2,947,671
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value	0	0	0	0
Preferred Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, $0.01 par value	2,657	2,707	2,660	2,531
Common Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Additional paid-in capital	5,688,741	5,779,279	5,385,154	5,068,602
Notes receivable from stockholders			(15,670)
Share purchase contract				(200,000)
Accumulated earnings	1,670,096	1,247,796	826,715	1,551,375
Accumulated other comprehensive income	322,158	276,211	414,078	52,897
Total stockholders' equity	7,683,652	7,305,993	6,612,937	6,475,405
Subsidiary equity	0	0	0	0
Total liabilities and stockholders' equity	10,279,818	10,582,383	9,012,527	9,423,076
Guarantor Subsidiary
Current assets:
Cash and cash equivalents	103,119	11,647	454,991	57,726					11,837
Short-term investments	151,981	54,742	74,558	152,706
Accounts receivable, net	0	10	0	1
Inventories	76,205	56,840	61,131	66,609
Other current assets	251	337	372	(249)
Intercompany accounts receivable	798,907	2,189,750	984,021	636,734
Deferred tax assets	3,486	3,486	2,706	7,917
Total current assets	1,133,949	2,316,812	1,577,779	921,444
Property, plant and equipment, net	189,320	127,600	88,735	207,905
Long-term investments	132,156	309,502	448,295	139,641
Intercompany notes receivable	25	0	0	0
Goodwill	0	0	0	0
Other intangible assets, net	0	0	0	0
Deferred tax assets-noncurrent	0	0	0	0
Investments in equity securities	0	0	0	0
Investment in subsidiaries	0	0	0	0
Other noncurrent assets	0	0	0	0
Total assets	1,455,450	2,753,914	2,114,809	1,268,990
Current liabilities:
Accounts payable	0	0	0	0
Accrued expenses	9,603	6,008	6,263	12,331
Intercompany accounts payable	73,346	(6,151)	(53,280)	122,643
Deferred revenue	0	0	0	0
Current portion of contingent consideration obligations	0			0
Current portion of long-term debt and capital lease obligations	0	0	0	0
Total current liabilities	82,949	(143)	(47,017)	134,974
Long-term debt and capital lease obligations	0	0	0	0
Long-term debt intercompany	144,382	142,444	137,124	144,881
Deferred revenue-noncurrent	0	0	0	0
Long-term contingent consideration obligations	0			0
Other noncurrent liabilities	21,798	22,677	23,334	21,271
Total liabilities	249,129	164,978	113,441	301,126
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value	0	0	0	0
Preferred Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, $0.01 par value	0	0	0	0
Common Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Additional paid-in capital	0	0	0	0
Notes receivable from stockholders			0
Share purchase contract				0
Accumulated earnings	0	0	0	0
Accumulated other comprehensive income	0	0	0	0
Total stockholders' equity	0	0	0	0
Subsidiary equity	1,206,321	2,588,936	2,001,368	967,864
Total liabilities and stockholders' equity	1,455,450	2,753,914	2,114,809	1,268,990
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	280,368	230,182	228,417	356,226					252,866
Short-term investments	0	0	362	0
Accounts receivable, net	495,754	599,021	538,008	470,124
Inventories	282,829	224,154	227,387	293,351
Other current assets	92,419	66,907	76,426	90,693
Intercompany accounts receivable	272,166	119,337	12,037	103,486
Deferred tax assets	5,326	10,357	15,746	10,597
Total current assets	1,428,862	1,249,958	1,098,383	1,324,477
Property, plant and equipment, net	1,334,894	1,109,105	1,046,486	1,195,441
Long-term investments	0	0	0	0
Intercompany notes receivable	200,407	335,947	432,160	0
Goodwill	104,091	102,167	102,523	104,072
Other intangible assets, net	540,052	222,749	266,698	630,964
Deferred tax assets-noncurrent	4,407	82,824	45,970	40,488
Investments in equity securities	0	0	179	0
Investment in subsidiaries	0	0	0	0
Other noncurrent assets	45,036	8,102	10,449	51,679
Total assets	3,657,749	3,110,852	3,002,848	3,347,121
Current liabilities:
Accounts payable	131,073	80,043	55,320	84,541
Accrued expenses	193,471	170,892	183,397	201,888
Intercompany accounts payable	0	95,170	25,582
Deferred revenue	10,372	4,300	2,997	13,079
Current portion of contingent consideration obligations	92,328			78,934
Current portion of long-term debt and capital lease obligations	42	25	40	71
Total current liabilities	427,286	350,430	267,336	378,513
Long-term debt and capital lease obligations	41	(3)	30	40
Long-term debt intercompany	263,941	713,589	665,600	46,869
Deferred revenue-noncurrent	29	29	30	25
Long-term contingent consideration obligations	271,821			502,713
Other noncurrent liabilities	48,055	24,990	54,193	44,634
Total liabilities	1,011,173	1,089,035	987,189	972,794
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value	0	0	0	0
Preferred Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, $0.01 par value	0	0	0	0
Common Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Additional paid-in capital	0	0	0	0
Notes receivable from stockholders			0
Share purchase contract				0
Accumulated earnings	0	0	0	0
Accumulated other comprehensive income	0	0	0	0
Total stockholders' equity	0	0	0	0
Subsidiary equity	2,646,576	2,021,817	2,015,659	2,374,327
Total liabilities and stockholders' equity	3,657,749	3,110,852	3,002,848	3,347,121
Eliminations
Current assets:
Cash and cash equivalents	0	0	0	0
Short-term investments	0	0	0	0
Accounts receivable, net	0	0	0	0
Inventories	0	0	0	0
Other current assets	0	0	0	0
Intercompany accounts receivable	(1,071,073)	(2,309,087)	(996,058)	(741,347)
Deferred tax assets	0	0	0	0
Total current assets	(1,071,073)	(2,309,087)	(996,058)	(741,347)
Property, plant and equipment, net	0	0	0	0
Long-term investments	0	0	0	0
Intercompany notes receivable	(408,323)	(856,033)	(802,724)	(191,750)
Goodwill	0	0	0	0
Other intangible assets, net	0	0	0	0
Deferred tax assets-noncurrent	0	0	0	0
Investments in equity securities	0	0	0	0
Investment in subsidiaries	(3,852,897)	(4,610,753)	(4,017,027)	(3,342,191)
Other noncurrent assets	0	0	0	0
Total assets	(5,332,293)	(7,775,873)	(5,815,809)	(4,275,288)
Current liabilities:
Accounts payable	0	0	0	0
Accrued expenses	0	0	0	0
Intercompany accounts payable	(1,071,073)	(2,309,087)	(996,058)	(741,347)
Deferred revenue	0	0	0	0
Current portion of contingent consideration obligations	0			0
Current portion of long-term debt and capital lease obligations	0	0	0	0
Total current liabilities	(1,071,073)	(2,309,087)	(996,058)	(741,347)
Long-term debt and capital lease obligations	0	0	0	0
Long-term debt intercompany	(408,323)	(856,033)	(802,724)	(191,750)
Deferred revenue-noncurrent	0	0	0	0
Long-term contingent consideration obligations	0			0
Other noncurrent liabilities	0	0	0	0
Total liabilities	(1,479,396)	(3,165,120)	(1,798,782)	(933,097)
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value	0	0	0	0
Preferred Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, $0.01 par value	0	0	0	0
Common Stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Additional paid-in capital	0	0	0	0
Notes receivable from stockholders			0
Share purchase contract				0
Accumulated earnings	0	0	0	0
Accumulated other comprehensive income	0	0	0	0
Total stockholders' equity	0	0	0	0
Subsidiary equity	(3,852,897)	(4,610,753)	(4,017,027)	(3,342,191)
Total liabilities and stockholders' equity	$ (5,332,293)	$ (7,775,873)	$ (5,815,809)	$ (4,275,288)

SUPPLEMENTAL GUARANTOR INFORMATION (Details2) (USD $) In Thousands	3 Months Ended									6 Months Ended			12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Jun. 30, 2010		Jun. 30, 2009	Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007
Revenues:
Net product sales	$ 974,922			$ 1,115,425						$ 1,946,547		$ 2,152,669	$ 4,076,665		$ 4,196,907		$ 3,457,778
Net service sales	103,589			105,693						205,504		207,192	418,518		366,091		326,326
Research and development revenue	928			7,392						1,861		17,520	20,342		42,041		29,415
Total revenues	1,079,439	1,080,630	1,057,514	1,228,510	1,148,871	1,173,560	1,160,284	1,171,134	1,100,061	2,153,912		2,377,381	4,515,525		4,605,039		3,813,519
Operating costs and expenses:
Cost of products sold	301,644			288,899						581,383	[1]	524,461	1,136,937	[1]	913,267	[1]	715,504	[1]
Cost of services sold	66,524			61,624						132,396		121,874	249,139		235,295		211,826
Selling, general and administrative	402,535			354,128						955,845		672,089	1,428,596		1,338,190		1,187,184
Research and development													865,257		1,308,330		737,685
Research and development	225,558			210,522						446,488		417,447
Amortization of intangibles	67,891			63,945						138,875		121,543	266,305		226,442		201,105
Purchase of in-process research and development													0		0		106,350
Contingent consideration expense	10,021			9,090						72,570		9,090	65,584
Charge for impaired intangible assets													0		2,036		0
Total operating costs and expenses	1,074,173			988,208						2,327,557		1,866,504	4,011,818		4,023,560		3,159,654
Operating income	5,266			240,302						(173,645)		510,877	503,707		581,479		653,865
Other income (expenses):
Equity in income of equity method investments	(870)									(1,567)
Gain (loss) on investments in equity securities, net							14,300
Gain on acquisition of business										0		24,159	24,159				0
Other	356			(2,056)						(246)		(3,035)	(1,719)		356		3,295
Inter-subsidiary income (expense)										0			0		0		0
Investment income	3,084			4,144						6,384		9,494	17,642		51,260		70,196
Interest expense										0			0		(4,418)		(12,147)
Total other income (expenses)	(28,992)			26,142						(26,828)		29,937	40,026		44,059		81,809
Income before income taxes	(23,726)			266,444						(200,473)		540,814	543,733		625,538		735,674
Provision for income taxes	19,953			(78,870)						81,752		(157,754)	(121,433)		(204,457)		(255,481)
Net income (loss)	(3,773)	23,245	15,995	187,574	195,486	86,650	119,596	69,564	145,271	(118,721)		383,060	422,300		421,081		480,193
Genzyme Corporation
Revenues:
Net product sales										1,087,671			2,250,092		2,200,510		1,934,908
Net service sales										197,330			398,673		352,494		316,114
Research and development revenue										1,605			19,636		40,181		27,640
Total revenues										1,286,606			2,668,401		2,593,185		2,278,662
Operating costs and expenses:
Cost of products sold										375,291	[1]		(872,964)	[1]	615,696	[1]	878,151	[1]
Cost of services sold										123,034			231,963		222,569		201,887
Selling, general and administrative										664,284			937,820		853,866		828,505
Research and development													586,418		750,333		437,044
Research and development										306,262
Amortization of intangibles										106,103			209,083		194,898		188,225
Purchase of in-process research and development													0		0		0
Contingent consideration expense										(92,731)			67,255
Total operating costs and expenses										1,482,243			1,159,575		2,638,411		2,533,812
Operating income										(195,637)			1,508,826		(45,226)		(255,150)
Other income (expenses):
Equity in income of equity method investments										(1,567)							7,398
Gain (loss) on investments in equity securities, net										(31,399)					(3,340)
Gain on acquisition of business										40,034			4,574				0
Other										(1,803)			1,150		1,956		(46,302)
Inter-subsidiary income (expense)										(34,785)			(1,730,414)		(49,605)		40,977
Investment income										334			785		10,527		16,600
Interest expense										(2,528)			(8,519)		(17,924)		(21,056)
Total other income (expenses)										(31,714)			(1,732,480)		(52,685)		10,784
Income before income taxes										(227,351)			(223,654)		(97,911)		(244,366)
Provision for income taxes										100,304			106,719		41,850		75,206
Income loss from subsidiaries										8,326			539,235		477,142		649,353
Net income (loss)										(118,721)			422,300		421,081		480,193
Guarantor Subsidiary
Revenues:
Net product sales										39			14		26		3
Net service sales										0			0		343		0
Research and development revenue										0			0		0		0
Total revenues										39			14		369		3
Operating costs and expenses:
Cost of products sold										(18,252)	[1]		(165,021)	[1]	(443,207)	[1]	(891,758)	[1]
Cost of services sold										0			0		0		0
Selling, general and administrative										2,111			2,439		1,676
Research and development													89,135		123,912		144,268
Research and development										45,172
Amortization of intangibles										0			0		0		0
Purchase of in-process research and development													0		0		0
Contingent consideration expense										0			0
Charge for impaired intangible assets															0
Total operating costs and expenses										29,031			(73,447)		(317,619)		(747,490)
Operating income										(28,992)			73,461		317,988		747,493
Other income (expenses):
Equity in income of equity method investments										0			0		0		0
Gain (loss) on investments in equity securities, net										0					0
Gain on acquisition of business										0			0				0
Other										0			0		0		0
Inter-subsidiary income (expense)										223,109			353,446		402,150		87,412
Investment income										5,317			15,202		33,245		42,197
Interest expense										0			(1)		0		0
Total other income (expenses)										228,426			368,647		435,395		129,609
Income before income taxes										199,434			442,108		753,383		877,102
Provision for income taxes										(83,942)			(123,014)		(248,392)		(321,598)
Net income (loss)										115,492			319,094		504,991		555,504
Non-Guarantor Subsidiaries
Revenues:
Net product sales										858,837			1,826,559		1,996,371		1,522,867
Net service sales										8,174			19,845		13,254		10,212
Research and development revenue										256			706		1,860		1,775
Total revenues										867,267			1,847,110		2,011,485		1,534,854
Operating costs and expenses:
Cost of products sold										224,344	[1]		2,174,922	[1]	740,778	[1]	729,111	[1]
Cost of services sold										9,362			17,176		12,726		9,939
Selling, general and administrative										289,450			488,337		482,648		358,679
Research and development													189,704		434,085		156,373
Research and development										95,054
Amortization of intangibles										32,772			57,222		31,544		12,880
Purchase of in-process research and development													0		0		106,350
Contingent consideration expense										165,301			(1,671)
Total operating costs and expenses										816,283			2,925,690		1,702,768		1,373,332
Operating income										50,984			(1,078,580)		308,717		161,522
Other income (expenses):
Equity in income of equity method investments										0			0		0		0
Gain (loss) on investments in equity securities, net															0
Gain on acquisition of business										(40,034)			19,585				0
Other										1,557			(2,869)		(1,600)		49,597
Inter-subsidiary income (expense)										(188,324)			1,376,968		(352,545)		(128,389)
Investment income										733			1,655		7,488		11,399
Interest expense										2,528			8,520		13,506		8,909
Total other income (expenses)										(223,540)			1,403,859		(338,651)		(58,584)
Income before income taxes										(172,556)			325,279		(29,934)		102,938
Provision for income taxes										65,390			(105,138)		2,085		(9,089)
Net income (loss)										(107,166)			220,141		(27,849)		93,849
Eliminations
Revenues:
Net product sales										0			0		0		0
Net service sales										0			0		0		0
Research and development revenue										0			0		0		0
Total revenues										0			0		0		0
Operating costs and expenses:
Cost of products sold										0	[1]		0	[1]	0	[1]	0	[1]
Cost of services sold										0			0		0		0
Selling, general and administrative										0			0		0		0
Research and development													0		0		0
Research and development										0
Amortization of intangibles										0			0		0		0
Purchase of in-process research and development													0		0		0
Contingent consideration expense										0
Total operating costs and expenses										0			0		0		0
Operating income										0			0		0
Other income (expenses):
Equity in income of equity method investments										0			0		0		0
Gain (loss) on investments in equity securities, net										0					0
Gain on acquisition of business										0			0				0
Other										0			0		0		0
Inter-subsidiary income (expense)										0			0		0		0
Investment income										0			0		0		0
Interest expense										0			0		0		0
Total other income (expenses)										0			0		0		0
Income before income taxes													0		0		0
Provision for income taxes										0			0		0		0
Income loss from subsidiaries										(8,326)			(539,235)		(477,142)		(649,353)
Net income (loss)										$ (8,326)			$ (539,235)		$ (477,142)		$ (649,353)

[1]	(1) Includes the net amounts of inter-subsidiary product revenues and cost of products sold.

SUPPLEMENTAL GUARANTOR INFORMATION (Details3) (USD $) In Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash Flows from Operating Activities:
Net income (loss)	$ (3,773)	$ 23,245	$ 15,995	$ 187,574	$ 195,486	$ 86,650	$ 119,596	$ 69,564	$ 145,271	$ (118,721)	$ 383,060	$ 422,300	$ 421,081	$ 480,193
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization										246,036	208,515	456,364	374,664	338,196
Stock-based compensation										92,390	109,831	204,229	187,596	190,070
Provision for bad debts										12,431	10,808	18,856	12,983	9,665
Contingent consideration expense	10,021			9,090						72,570	9,090	65,584
Purchase of in-process research and development												0	0	106,350
Intercompany (to be eliminated)										0			0
Equity in loss of equity method investments	(31,562)									(31,399)		(56)	(3,340)	13,067
(Gains) losses on investments in equity securities, net							(14,300)
Gain on acquisition of business										0	(24,159)	(24,159)		0
Deferred income tax benefit										(62,917)	(50,632)	(95,737)	(195,200)	(106,140)
Tax benefit from employee stock-based compensation										28,392	9,239	13,770	59,868	51,041
Excess tax benefits from stock-based compensation										5,372	(4,424)	(3,305)	(18,445)	(13,575)
Other										3,314	4,068	4,270	3,903	(6,199)
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable										(71,630)	(106,901)	99,374	(137,273)	(105,230)
Inventories										(47,156)	21,795	9,976	(4,700)	(15,011)
Other current assets										(20,504)	(903)	(1,469)	12,142	(23,897)
Accounts payable, accrued expenses and deferred revenue										132,615	30,278	8,928	39,216	26,276
Cash flows from operating activities										305,158	600,346	1,179,037	759,175	918,672
Cash Flows from Investing Activities:
Purchases of investments										(175,816)	(64,394)	(309,217)	(420,867)	(779,932)
Sales and maturities of investments										187,220	150,739	402,286	608,994	985,546
Purchases of equity securities										(4,030)	(7,363)	(14,844)	(88,656)	(21,994)
Proceeds from sales of investments in equity securities										4,134	1,473	10,478	8,594	20,712
Purchases of property, plant and equipment										(330,298)	(318,324)	(661,713)	(597,562)	(412,872)
Acquisitions											(117,073)	(51,336)	(16,561)	(342,456)
Investments in equity method investment										1,466			(4,844)
Purchases of other intangible assets										(6,155)	(18,345)	(41,883)	(92,183)	(60,350)
Distributions from equity method investments												0		17,100
Payment of note receivable from Dyax												0	0	7,771
Other										(7,661)	(5,198)	(5,195)	11,857	(4,581)
Cash flows from investing activities										(334,072)	(378,485)	(671,424)	(581,540)	(591,056)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock										58,362	53,508	100,521	318,753	285,762
Repurchases of our common stock										(800,000)	(107,134)	(413,874)	(143,012)	(231,576)
Payments under shares purchase contract										(200,000)
Excess tax benefits from stock-based compensation										(5,372)	4,424	3,305	18,445	13,575
Proceeds from issuance of debt, net										994,387
Payments of debt and capital lease obligations										(4,549)	(4,305)	(7,492)	(693,961)	(5,909)
Increase (decrease) in bank overdrafts										23,851	(14,303)	896	25,760	(5,910)
Payment of contingent consideration obligation										(61,336)		(20,456)	0	0
Other										939	3,660	8,116	7,772	8,681
Cash flows from financing activities										6,282	(64,150)	(328,984)	(466,243)	64,623
Effect of exchange rate changes on cash										(37,807)	2,113	(8,489)	(6,298)	(17,397)
Increase (decrease) in cash and cash equivalents										(60,439)	159,824	170,140	(294,906)	374,842
Cash and cash equivalents at beginning of period			731,930		572,106				867,012	742,246	572,106	572,106	867,012	492,170
Cash and cash equivalents at end of period	681,807	742,246		731,930		572,106				681,807	731,930	742,246	572,106	867,012
Genzyme Corporation
Cash Flows from Operating Activities:
Net income (loss)										(118,721)		422,300	421,081	480,193
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization										169,425		323,791	289,149	278,621
Stock-based compensation										77,807		204,229	187,596	190,070
Provision for bad debts										7,849		18,348	12,587	9,676
Contingent consideration expense										(92,731)		67,255
Purchase of in-process research and development												0	0	0
Intercompany (to be eliminated)										37,802		(111,652)	407,121	(482,671)
Equity in loss of equity method investments										(1,567)		(56)		13,067
(Gains) losses on investments in equity securities, net										31,399			3,340
Gain on acquisition of business										(40,034)		(4,574)		0
Deferred income tax benefit										(133,376)		(177,145)	(180,918)	(60,047)
Tax benefit from employee stock-based compensation										28,392		13,770	59,868	51,041
Excess tax benefits from stock-based compensation										5,372		(3,305)	(18,445)	(13,575)
Other										23,767		(4,345)	(2,131)	(8,548)
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable										(23,991)		15,584	(84,403)	(39,678)
Inventories										14,836		28,189	(12,224)	(118,648)
Other current assets										15,076		22,719	2,588	(29,130)
Accounts payable, accrued expenses and deferred revenue										88,102		(78,134)	10,388	209,325
Cash flows from operating activities										92,540		737,086	1,095,597	453,562
Cash Flows from Investing Activities:
Purchases of investments										0		(11,305)	(40,639)	(39,480)
Sales and maturities of investments										686		26,284	72,258	52,725
Purchases of equity securities										(4,030)		(14,844)	(88,656)	(21,994)
Proceeds from sales of investments in equity securities										4,134		10,478	8,594	20,712
Purchases of property, plant and equipment										(242,725)		(324,305)	(323,172)	(199,761)
Acquisitions												(27,867)	(16,561)	(291,701)
Investments in equity method investment										1,466			4,844
Purchases of other intangible assets										(5,981)		(41,883)	(100,377)	(50,411)
Distributions from equity method investments												0		17,100
Payment of note receivable from Dyax												0	0	7,771
Other										21,959		(365)	7,873	1,295
Cash flows from investing activities										(227,423)		(383,807)	(475,836)	(503,744)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock										58,362		100,521	318,753	285,762
Repurchases of our common stock										(800,000)		(413,874)	(143,012)	(231,576)
Payments under shares purchase contract										(200,000)
Excess tax benefits from stock-based compensation										(5,372)		3,305	18,445	13,575
Proceeds from issuance of debt, net										994,387
Payments of debt and capital lease obligations										(5,048)		(9,466)	(699,233)	(5,776)
Increase (decrease) in bank overdrafts										23,851		1,334	24,786	(5,910)
Payment of contingent consideration obligation										(27,087)		(6,612)	0	0
Other										797		(32,837)	8,429	(1,439)
Cash flows from financing activities										39,890		(357,629)	(471,832)	54,636
Effect of exchange rate changes on cash										4,089		32,832	(1,256)	(48,317)
Increase (decrease) in cash and cash equivalents										(90,904)		28,482	146,673	(43,863)
Cash and cash equivalents at beginning of period										358,759		330,277	183,604	227,467
Cash and cash equivalents at end of period										267,855		358,759	330,277	183,604
Guarantor Subsidiary
Cash Flows from Operating Activities:
Net income (loss)										115,492		319,094	504,991	555,504
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization										0		0	0	0
Stock-based compensation										0		0	0	0
Provision for bad debts										0		0	0	0
Contingent consideration expense										0		0
Purchase of in-process research and development												0	0	0
Intercompany (to be eliminated)										(164,383)		(314,179)	(1,118,637)	(23,700)
Equity in loss of equity method investments										0
(Gains) losses on investments in equity securities, net										0			0
Gain on acquisition of business										0		0		0
Deferred income tax benefit										(4,431)		0	(780)	(2,706)
Tax benefit from employee stock-based compensation										0			0	0
Excess tax benefits from stock-based compensation										0			0	0
Other										1,254		2,362	2,886	1,956
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable										(1)		10	(10)	0
Inventories										9,596		(19,365)	4,291	(61,131)
Other current assets										500		86	35	(372)
Accounts payable, accrued expenses and deferred revenue										8,144		83,530	45,900	(209,960)
Cash flows from operating activities										(33,829)		71,538	(561,324)	259,591
Cash Flows from Investing Activities:
Purchases of investments										(175,816)		(297,820)	(380,395)	(740,211)
Sales and maturities of investments										186,534		376,002	536,736	932,821
Purchases of equity securities										0		0	0	0
Proceeds from sales of investments in equity securities										0		0	0	0
Purchases of property, plant and equipment										0		(61,720)	(43,998)	(19,520)
Acquisitions												0	0	0
Investments in equity method investment										0
Purchases of other intangible assets										0		0	0	0
Distributions from equity method investments												0		0
Payment of note receivable from Dyax												0	0	0
Other										(22,254)		0	0	0
Cash flows from investing activities										(11,536)		16,462	112,343	173,090
Cash Flows from Financing Activities:
Proceeds from issuance of common stock										0		0	0	0
Repurchases of our common stock										0		0	0	0
Payments under shares purchase contract										0
Excess tax benefits from stock-based compensation										0		0	0	0
Proceeds from issuance of debt, net										0
Payments of debt and capital lease obligations										499		1,913	5,320	0
Increase (decrease) in bank overdrafts										0		(438)	974	0
Payment of contingent consideration obligation										0		0	0	0
Other										(527)		(879)	(657)	10,473
Cash flows from financing activities										(28)		596	5,637	10,473
Effect of exchange rate changes on cash										0		2,876	0	0
Increase (decrease) in cash and cash equivalents										(45,393)		91,472	(443,344)	443,154
Cash and cash equivalents at beginning of period										103,119		11,647	454,991	11,837
Cash and cash equivalents at end of period										57,726		103,119	11,647	454,991
Non-Guarantor Subsidiaries
Cash Flows from Operating Activities:
Net income (loss)										(107,166)		220,141	(27,849)	93,849
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization										76,611		132,573	85,515	59,575
Stock-based compensation										14,583			0
Provision for bad debts										4,582		508	396	(11)
Contingent consideration expense										165,301		(1,671)
Purchase of in-process research and development												0	0	106,350
Intercompany (to be eliminated)										114,026		(99,597)	229,332	(137,913)
Equity in loss of equity method investments										0		0
(Gains) losses on investments in equity securities, net													0
Gain on acquisition of business										40,034		(19,585)		0
Deferred income tax benefit										74,890		81,408	(13,502)	(43,387)
Tax benefit from employee stock-based compensation										0			0	0
Excess tax benefits from stock-based compensation										0			0	0
Other										(21,707)		6,253	3,148	393
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable										(47,638)		83,780	(52,860)	(65,552)
Inventories										(71,588)		1,152	3,233	164,768
Other current assets										(36,080)		(24,274)	9,519	5,605
Accounts payable, accrued expenses and deferred revenue										36,369		3,532	(17,072)	26,911
Cash flows from operating activities										242,218		384,220	219,860	210,588
Cash Flows from Investing Activities:
Purchases of investments										0		(92)	167	(241)
Sales and maturities of investments										0		0	0	0
Purchases of equity securities										0		0	0	0
Proceeds from sales of investments in equity securities										0		0	0	0
Purchases of property, plant and equipment										(87,573)		(275,688)	(230,392)	(193,591)
Acquisitions												(23,469)	0	(50,755)
Investments in equity method investment										0
Purchases of other intangible assets										(174)		0	8,194	(9,939)
Distributions from equity method investments												0		0
Payment of note receivable from Dyax												0	0	0
Other										(7,366)		(4,830)	3,984	(5,876)
Cash flows from investing activities										(95,113)		(304,079)	(218,047)	(260,402)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock										0		0	0	0
Repurchases of our common stock										0		0	0	0
Payments under shares purchase contract										0
Excess tax benefits from stock-based compensation										0		0	0	0
Proceeds from issuance of debt, net										0
Payments of debt and capital lease obligations										0		61	(48)	(133)
Increase (decrease) in bank overdrafts										0			0	0
Payment of contingent consideration obligation										(34,249)		(13,844)	0	0
Other										669		41,832	0	(353)
Cash flows from financing activities										(33,580)		28,049	(48)	(486)
Effect of exchange rate changes on cash										(37,667)		(58,004)	0	25,851
Increase (decrease) in cash and cash equivalents										75,858		50,186	1,765	(24,449)
Cash and cash equivalents at beginning of period										280,368		230,182	228,417	252,866
Cash and cash equivalents at end of period										356,226		280,368	230,182	228,417
Eliminations
Cash Flows from Operating Activities:
Net income (loss)										(8,326)		(539,235)	(477,142)	(649,353)
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization										0		0	0	0
Stock-based compensation										0		0	0	0
Provision for bad debts										0		0	0	0
Contingent consideration expense										0
Purchase of in-process research and development												0	0	0
Intercompany (to be eliminated)										12,555		525,428	482,184	644,284
Equity in loss of equity method investments										0		0
(Gains) losses on investments in equity securities, net										0			0
Gain on acquisition of business										0		0		0
Deferred income tax benefit										0		0	0	0
Tax benefit from employee stock-based compensation										0			0	0
Excess tax benefits from stock-based compensation										0			0	0
Other										0			0	0
Increase (decrease) in cash from working capital changes (excluding impact of acquired assets and assumed liabilities):
Accounts receivable										0		0	0	0
Inventories										0		0	0	0
Other current assets										0		0	0	0
Accounts payable, accrued expenses and deferred revenue										0		0	0	0
Cash flows from operating activities										4,229		(13,807)	5,042	(5,069)
Cash Flows from Investing Activities:
Purchases of investments										0			0	0
Sales and maturities of investments										0		0	0	0
Purchases of equity securities										0		0	0	0
Proceeds from sales of investments in equity securities										0		0	0	0
Purchases of property, plant and equipment										0		0	0	0
Acquisitions												0	0	0
Investments in equity method investment										0
Purchases of other intangible assets										0		0	0	0
Distributions from equity method investments												0		0
Payment of note receivable from Dyax												0	0	0
Other										0		0	0	0
Cash flows from investing activities										0		0	0	0
Cash Flows from Financing Activities:
Proceeds from issuance of common stock										0		0	0	0
Repurchases of our common stock										0		0	0	0
Payments under shares purchase contract										0
Excess tax benefits from stock-based compensation										0		0	0	0
Proceeds from issuance of debt, net										0
Payments of debt and capital lease obligations										0		0	0	0
Increase (decrease) in bank overdrafts										0			0	0
Payment of contingent consideration obligation										0		0		0
Other										0		0	0
Cash flows from financing activities										0		0	0
Effect of exchange rate changes on cash										(4,229)		13,807	(5,042)	5,069
Increase (decrease) in cash and cash equivalents										0		0	0	0
Cash and cash equivalents at beginning of period										0		0	0
Cash and cash equivalents at end of period										$ 0		$ 0	$ 0	$ 0

Document and Entity Information	8 Months Ended
	Sep. 07, 2010	Jul. 31, 2010
Document and Entity Information
Entity Registrant Name	GENZYME CORP
Entity Central Index Key	0000732485
Document Type	S-4
Document Period End Date	2010-09-07
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		254,839,847